UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2022—July 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   July 31, 2022
Vanguard U.S. Government Bond Funds
Vanguard Short-Term Treasury Fund
Vanguard Short-Term Federal Fund
Vanguard Intermediate-Term Treasury Fund
Vanguard Long-Term Treasury Fund

Contents
About Your Fund’s Expenses	1
Short-Term Treasury Fund	3
Short-Term Federal Fund	17
Intermediate-Term Treasury Fund	32
Long-Term Treasury Fund	46
Trustees Approve Advisory Arrangements	60
Liquidity Risk Management	62

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$980.70	$0.98
Admiral™ Shares	1,000.00	981.10	0.49
Short-Term Federal Fund
Investor Shares	$1,000.00	$975.80	$0.98
Admiral Shares	1,000.00	976.30	0.49
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$960.20	$0.97
Admiral Shares	1,000.00	960.70	0.49
Long-Term Treasury Fund
Investor Shares	$1,000.00	$841.40	$0.91
Admiral Shares	1,000.00	841.80	0.46
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Long-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Short-Term Federal Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Intermediate-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; and for the Long-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Short-Term Treasury Fund
Fund Allocation
As of July 31, 2022
Government Mortgage-Backed Securities	3.2%
U.S. Government Securities	96.8
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Short-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.3%)
U.S. Government Securities (93.9%)
[1]	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	835,145	842,452
	United States Treasury Note/Bond	0.125%	8/31/23	125,000	121,211
[2]	United States Treasury Note/Bond	1.375%	8/31/23	120,000	117,956
	United States Treasury Note/Bond	2.750%	8/31/23	90,000	89,775
	United States Treasury Note/Bond	0.125%	9/15/23	70,000	67,802
	United States Treasury Note/Bond	1.375%	9/30/23	150,000	147,187
	United States Treasury Note/Bond	0.125%	10/15/23	20,000	19,328
	United States Treasury Note/Bond	2.875%	10/31/23	20,000	19,984
	United States Treasury Note/Bond	2.250%	12/31/23	235,000	232,613
	United States Treasury Note/Bond	0.125%	1/15/24	93,700	89,923
	United States Treasury Note/Bond	2.250%	1/31/24	78,500	77,678
	United States Treasury Note/Bond	2.750%	2/15/24	40,500	40,367
	United States Treasury Note/Bond	2.125%	2/29/24	84,600	83,490
	United States Treasury Note/Bond	0.250%	3/15/24	205,000	196,255
	United States Treasury Note/Bond	2.250%	3/31/24	65,000	64,248
	United States Treasury Note/Bond	2.000%	4/30/24	60,000	59,034
	United States Treasury Note/Bond	2.250%	4/30/24	143,000	141,324
	United States Treasury Note/Bond	2.500%	4/30/24	274,000	271,902
	United States Treasury Note/Bond	2.000%	5/31/24	25,000	24,594
	United States Treasury Note/Bond	0.250%	6/15/24	88,000	83,738
	United States Treasury Note/Bond	3.125%	7/31/24	230,000	230,467
	United States Treasury Note/Bond	2.375%	8/15/24	85,000	84,084
	United States Treasury Note/Bond	1.250%	8/31/24	72,000	69,593
	United States Treasury Note/Bond	1.875%	8/31/24	100,000	97,906
	United States Treasury Note/Bond	0.375%	9/15/24	180,000	170,662
	United States Treasury Note/Bond	1.500%	9/30/24	110,000	106,803
	United States Treasury Note/Bond	2.250%	10/31/24	12,428	12,255
	United States Treasury Note/Bond	0.750%	11/15/24	135,000	128,630
	United States Treasury Note/Bond	2.250%	11/15/24	63,000	62,114
	United States Treasury Note/Bond	1.750%	12/31/24	100,000	97,375
	United States Treasury Note/Bond	2.250%	12/31/24	13,145	12,952
	United States Treasury Note/Bond	1.375%	1/31/25	90,000	86,738
	United States Treasury Note/Bond	2.500%	1/31/25	57,400	56,862
	United States Treasury Note/Bond	2.000%	2/15/25	90,900	88,997
[1]	United States Treasury Note/Bond	1.125%	2/28/25	122,000	116,739
	United States Treasury Note/Bond	2.750%	2/28/25	23,000	22,928
	United States Treasury Note/Bond	1.750%	3/15/25	250,000	243,008
4

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.125%	5/15/25	15,000	14,707
	United States Treasury Note/Bond	0.250%	5/31/25	137,000	127,367
	United States Treasury Note/Bond	2.875%	5/31/25	38,000	38,012
	United States Treasury Note/Bond	0.250%	6/30/25	115,000	106,698
	United States Treasury Note/Bond	0.250%	7/31/25	200,000	185,187
	United States Treasury Note/Bond	2.000%	8/15/25	60,000	58,528
	United States Treasury Note/Bond	0.250%	8/31/25	150,000	138,563
	United States Treasury Note/Bond	2.750%	8/31/25	35,000	34,902
	United States Treasury Note/Bond	0.250%	9/30/25	16,000	14,755
	United States Treasury Note/Bond	0.250%	10/31/25	114,000	104,933
	United States Treasury Note/Bond	0.375%	11/30/25	150,000	138,469
	United States Treasury Note/Bond	0.375%	12/31/25	20,000	18,419
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	138,281
	United States Treasury Note/Bond	0.750%	3/31/26	87,000	80,828
	United States Treasury Note/Bond	0.750%	4/30/26	60,000	55,669
	United States Treasury Note/Bond	2.125%	5/31/26	25,000	24,418
	United States Treasury Note/Bond	0.625%	7/31/26	50,000	45,961
	United States Treasury Note/Bond	1.875%	7/31/26	110,000	106,305
	United States Treasury Note/Bond	1.500%	8/15/26	121,000	115,101
	United States Treasury Note/Bond	1.625%	9/30/26	67,000	64,058
	United States Treasury Note/Bond	1.125%	10/31/26	10,000	9,350
	United States Treasury Note/Bond	1.250%	12/31/26	135,000	126,689
	United States Treasury Note/Bond	2.250%	2/15/27	100,000	97,844
	United States Treasury Note/Bond	1.125%	2/28/27	7,893	7,346
	United States Treasury Note/Bond	1.875%	2/28/27	82,000	79,053
	United States Treasury Note/Bond	2.750%	4/30/27	41,000	41,058
	United States Treasury Note/Bond	1.250%	3/31/28	37,000	34,098
	United States Treasury Note/Bond	1.250%	4/30/28	70,000	64,444
					6,550,017
Nonconventional Mortgage-Backed Securities (4.4%)
[3,4]	Fannie Mae REMICS	3.000%	9/25/50–2/25/52	117,709	111,612
[3,4]	Freddie Mac REMICS	2.000%	12/25/51	1,263	1,103
[3,4]	Freddie Mac REMICS	3.000%	11/25/50–2/25/52	73,958	69,958
[3]	Ginnie Mae	1.500%	5/20/51–12/20/51	7,148	6,508
[3]	Ginnie Mae	2.000%	11/20/51	7,139	5,794
[3]	Ginnie Mae	2.500%	9/20/51	13,254	12,639
[3]	Ginnie Mae	3.000%	11/20/50–12/20/51	106,112	99,329
[3]	Ginnie Mae	3.500%	11/20/51	2,420	2,358
					309,301
Total U.S. Government and Agency Obligations (Cost $7,008,611)					6,859,318
				Shares
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[5]	Vanguard Market Liquidity Fund (Cost $342,660)	1.903%		3,427,972	342,660
Total Investments (103.2%) (Cost $7,351,271)					7,201,978
5

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.4%)
[3,4,6]	UMBS Pool (Proceeds ($91,854))	3.000%	9/14/52	(100,000)	(96,148)
Other Assets and Liabilities—Net (-1.8%)					(125,364)
Net Assets (100%)					6,980,466
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,015,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $8,858,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	3,591	755,765	2,787
Ultra Long U.S. Treasury Bond	September 2022	122	19,314	264
				3,051
Short Futures Contracts
5-Year U.S. Treasury Note	September 2022	(1,537)	(174,798)	(656)
10-Year U.S. Treasury Note	September 2022	(986)	(119,445)	(2,969)
Ultra 10-Year U.S. Treasury Note	September 2022	(1,921)	(252,131)	(3,975)
				(7,600)
				(4,549)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,008,611)	6,859,318
Affiliated Issuers (Cost $342,660)	342,660
Total Investments in Securities	7,201,978
Investment in Vanguard	269
Receivables for Investment Securities Sold	276,143
Receivables for Accrued Income	26,035
Receivables for Capital Shares Issued	4,716
Other Assets	130
Total Assets	7,509,271
Liabilities
Payables for Investment Securities Purchased	421,954
Payables for Capital Shares Redeemed	6,916
Payables for Distributions	1,914
Payables to Vanguard	328
Liability for Sale Commitments, at Value (Proceeds $91,854)	96,148
Variation Margin Payable—Futures Contracts	1,545
Total Liabilities	528,805
Net Assets	6,980,466
At July 31, 2022, net assets consisted of:

Paid-in Capital	7,299,066
Total Distributable Earnings (Loss)	(318,600)
Net Assets	6,980,466

Investor Shares—Net Assets
Applicable to 50,507,114 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	518,270
Net Asset Value Per Share—Investor Shares	$10.26

Admiral Shares—Net Assets
Applicable to 629,761,744 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,462,196
Net Asset Value Per Share—Admiral Shares	$10.26

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest[1]	60,027
Total Income	60,027
Expenses
The Vanguard Group—Note B
Investment Advisory Services	264
Management and Administrative—Investor Shares	479
Management and Administrative—Admiral Shares	2,846
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—Admiral Shares	164
Custodian Fees	17
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	23
Trustees’ Fees and Expenses	2
Other Expenses	5
Total Expenses	3,835
Expenses Paid Indirectly	(1)
Net Expenses	3,834
Net Investment Income	56,193
Realized Net Gain (Loss)
Investment Securities Sold[1]	(123,686)
Futures Contracts	(7,728)
Realized Net Gain (Loss)	(131,414)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(62,008)
Futures Contracts	(589)
Change in Unrealized Appreciation (Depreciation)	(62,597)
Net Increase (Decrease) in Net Assets Resulting from Operations	(137,818)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $470,000, $14,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,193	33,805
Realized Net Gain (Loss)	(131,414)	(24,797)
Change in Unrealized Appreciation (Depreciation)	(62,597)	(127,117)
Net Increase (Decrease) in Net Assets Resulting from Operations	(137,818)	(118,109)
Distributions
Investor Shares	(3,949)	(3,666)
Admiral Shares	(52,225)	(47,667)
Total Distributions	(56,174)	(51,333)
Capital Share Transactions
Investor Shares	(49,218)	(104,604)
Admiral Shares	(209,334)	(811,375)
Net Increase (Decrease) from Capital Share Transactions	(258,552)	(915,979)
Total Increase (Decrease)	(452,544)	(1,085,421)
Net Assets
Beginning of Period	7,433,010	8,518,431
End of Period	6,980,466	7,433,010

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.54	$10.77	$10.64	$10.48	$10.49	$10.65
Investment Operations
Net Investment Income[1]	.076	.036	.070	.245	.227	.127
Net Realized and Unrealized Gain (Loss) on Investments	(.280)	(.207)	.286	.160	(.009)	(.160)
Total from Investment Operations	(.204)	(.171)	.356	.405	.218	(.033)
Distributions
Dividends from Net Investment Income	(.076)	(.035)	(.070)	(.245)	(.228)	(.127)
Distributions from Realized Capital Gains	—	(.024)	(.156)	—	—	—
Total Distributions	(.076)	(.059)	(.226)	(.245)	(.228)	(.127)
Net Asset Value, End of Period	$10.26	$10.54	$10.77	$10.64	$10.48	$10.49
Total Return[2]	-1.93%	-1.60%	3.35%	3.91%	2.11%	-0.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$518	$582	$701	$655	$671	$737
Ratio of Total Expenses to Average Net Assets
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.48%	0.34%	0.64%	2.30%	2.18%	1.20%
Portfolio Turnover Rate[4]	116%	213%	357%	340%	282%	280%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 9%, 4%, 57%, 5%, 37%, and 7%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.54	$10.77	$10.64	$10.48	$10.49	$10.65
Investment Operations
Net Investment Income[1]	.081	.047	.079	.254	.238	.138
Net Realized and Unrealized Gain (Loss) on Investments	(.280)	(.207)	.288	.162	(.010)	(.160)
Total from Investment Operations	(.199)	(.160)	.367	.416	.228	(.022)
Distributions
Dividends from Net Investment Income	(.081)	(.046)	(.081)	(.256)	(.238)	(.138)
Distributions from Realized Capital Gains	—	(.024)	(.156)	—	—	—
Total Distributions	(.081)	(.070)	(.237)	(.256)	(.238)	(.138)
Net Asset Value, End of Period	$10.26	$10.54	$10.77	$10.64	$10.48	$10.49
Total Return[2]	-1.89%	-1.50%	3.46%	4.01%	2.21%	-0.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,462	$6,851	$7,818	$8,243	$7,385	$7,044
Ratio of Total Expenses to Average Net Assets
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.58%	0.44%	0.73%	2.40%	2.28%	1.30%
Portfolio Turnover Rate[4]	116%	213%	357%	340%	282%	280%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 9%, 4%, 57%, 5%, 37%, and 7%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Treasury Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in
12

Short-Term Treasury Fund
mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 12% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13

Short-Term Treasury Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
14

Short-Term Treasury Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $269,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,859,318	—	6,859,318
Temporary Cash Investments	342,660	—	—	342,660
Total	342,660	6,859,318	—	7,201,978
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	96,148	—	96,148
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,051	—	—	3,051
Liabilities
Futures Contracts[1]	7,600	—	—	7,600
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
15

Short-Term Treasury Fund
As of July 31, 2022, gross unrealized appreciation and depreciation for investments, derivatives and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,374,400
Gross Unrealized Appreciation	9,765
Gross Unrealized Depreciation	(191,031)
Net Unrealized Appreciation (Depreciation)	(181,266)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $33,160,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2022, the fund purchased $7,477,267,000 of investment securities and sold $8,054,465,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $0 and sales were $72,778,000, resulting in net realized gain of $263,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	84,436	8,196	143,058	13,378
Issued in Lieu of Cash Distributions	3,672	357	3,414	319
Redeemed	(137,326)	(13,312)	(251,076)	(23,483)
Net Increase (Decrease)—Investor Shares	(49,218)	(4,759)	(104,604)	(9,786)
Admiral Shares
Issued	1,013,190	98,153	1,662,551	155,781
Issued in Lieu of Cash Distributions	44,871	4,362	41,703	3,898
Redeemed	(1,267,395)	(123,029)	(2,515,629)	(235,349)
Net Increase (Decrease)—Admiral Shares	(209,334)	(20,514)	(811,375)	(75,670)
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
16

Short-Term Federal Fund
Fund Allocation
As of July 31, 2022
Agency Bonds and Notes	34.3%
Asset-Backed/Commercial Mortgage-Backed Securities	18.8
Government Mortgage-Backed Securities	16.5
U.S. Government Securities	30.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
17

Short-Term Federal Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (82.5%)
U.S. Government Securities (30.9%)
[1,2]	United States Treasury Note/Bond	0.125%	3/31/23	590,500	579,520
[1]	United States Treasury Note/Bond	0.250%	6/15/23	533,000	520,508
	United States Treasury Note/Bond	0.125%	7/15/23	129,000	125,513
	United States Treasury Note/Bond	0.250%	3/15/24	63,000	60,312
	United States Treasury Note/Bond	3.000%	6/30/24	84,000	84,118
	United States Treasury Note/Bond	1.125%	1/15/25	21,400	20,517
	United States Treasury Note/Bond	1.500%	2/15/25	69,600	67,251
	United States Treasury Note/Bond	1.750%	3/15/25	297,200	288,888
	United States Treasury Note/Bond	2.750%	5/15/25	100,000	99,719
	United States Treasury Note/Bond	2.875%	6/15/25	311,425	311,717
					2,158,063
Agency Bonds and Notes (34.9%)
[3]	AID-Israel	0.000%	11/1/24	6,905	6,410
[4]	Fannie Mae Interest Strip	0.000%	11/15/25	61,621	55,897
[4]	Fannie Mae Principal Strip	0.000%	5/15/30	63,061	49,517
[4]	Fannie Mae Principal Strip	0.000%	11/15/30	7,000	5,403
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	25,000	23,956
	Federal Farm Credit Banks Funding Corp.	0.680%	3/9/26	275,000	253,954
	Federal Home Loan Banks	2.750%	6/28/24	50,000	49,828
	Federal Home Loan Banks	1.250%	12/21/26	310,000	289,107
[4]	Federal Home Loan Mortgage Corp.	4.000%	12/30/24	300,000	300,687
[4]	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	162,096
[4]	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	180,856
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	110,000	102,771
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	65,000	60,187
[4]	Federal National Mortgage Assn.	0.650%	12/17/25	138,500	128,307
[4]	Federal National Mortgage Assn.	0.650%	12/17/25	180,495	167,212
[4]	Freddie Mac Coupon Strips	0.000%	3/15/31	4,455	3,391
[4]	Freddie Mac Principal Strips	0.000%	3/15/31	21,820	16,611
	Private Export Funding Corp.	3.550%	1/15/24	8,700	8,731
	Private Export Funding Corp.	1.400%	7/15/28	26,000	23,411
	Resolution Funding Corp. Interest Strip	0.000%	10/15/29	15,108	12,097
	Resolution Funding Corp. Interest Strip	0.000%	1/15/30	4,155	3,292
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	394,377	312,680
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	227,307	178,545
18

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	1.500%	9/15/31	50,000	43,176
					2,438,122
Conventional Mortgage-Backed Securities (11.6%)
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	2,422	2,311
[5,6]	Ginnie Mae	4.500%	8/18/52–9/21/52	157,500	160,330
[4,5]	UMBS Pool	1.500%	12/1/35–12/1/36	149,920	138,924
[4,5]	UMBS Pool	2.000%	10/1/27–3/1/37	243,569	231,839
[4,5]	UMBS Pool	2.500%	2/1/35–11/1/36	148,354	144,585
[4,5,6]	UMBS Pool	3.000%	12/1/34–6/1/37	29,422	29,280
[4,5]	UMBS Pool	3.500%	1/1/33–9/1/34	76,741	77,460
[4,5,6]	UMBS Pool	4.500%	9/14/52	27,000	31,257
					815,986
Nonconventional Mortgage-Backed Securities (5.1%)
[4,5]	Fannie Mae REMICS	1.500%	12/25/51	20,178	15,646
[4,5]	Fannie Mae REMICS	3.000%	9/25/50–2/25/52	108,426	102,502
[4,5]	Freddie Mac REMICS	2.000%	12/25/51	174	152
[4,5]	Freddie Mac REMICS	3.000%	9/25/50–2/25/52	95,476	89,613
[5]	Ginnie Mae	1.500%	2/20/51–12/20/51	40,222	36,168
[5]	Ginnie Mae	2.000%	11/20/51	18,041	16,878
[5]	Ginnie Mae	2.500%	9/20/51	3,228	3,056
[5]	Ginnie Mae	3.000%	11/20/50–12/20/51	96,028	90,753
[5]	Ginnie Mae	3.500%	11/20/51	545	531
					355,299
Total U.S. Government and Agency Obligations (Cost $6,004,708)					5,767,470
Asset-Backed/Commercial Mortgage-Backed Securities (19.1%)
[4,5]	FHLMC Multifamily Structured Class A2 Series K028 Pass Through Certificates	3.111%	2/25/23	781	779
[4,5]	FHLMC Multifamily Structured Class A2 Series K039 Pass Through Certificates	3.303%	7/25/24	154,000	153,584
[4,5]	FHLMC Multifamily Structured Class A2 Series K040 Pass Through Certificates	3.241%	9/25/24	174,400	173,831
[4,5]	FHLMC Multifamily Structured Class A2 Series K041 Pass Through Certificates	3.171%	10/25/24	148,000	147,389
[4,5]	FHLMC Multifamily Structured Class A2 Series K044 Pass Through Certificates	2.811%	1/25/25	78,520	77,589
[4,5]	FHLMC Multifamily Structured Class A2 Series K045 Pass Through Certificates	3.023%	1/25/25	156,443	155,311
[4,5]	FHLMC Multifamily Structured Class A2 Series K046 Pass Through Certificates	3.205%	3/25/25	180,500	180,018
[4,5,7]	FHLMC Multifamily Structured Class A2 Series K047 Pass Through Certificates	3.329%	5/25/25	152,500	152,599
[4,5]	FHLMC Multifamily Structured Class A2 Series K049 Pass Through Certificates	3.010%	7/25/25	148,500	147,408
[4,5]	FHLMC Multifamily Structured Class A2 Series K144 Pass Through Certificates	2.450%	4/25/32	8,500	7,897
[4,5]	FHLMC Multifamily Structured Class A2 Series K145 Pass Through Certificates	2.580%	6/25/55	19,075	17,919
[4]	FHLMC Multifamily Structured Class A2 Series K146 Pass Through Certificates	2.920%	6/25/32	38,000	36,760
[4]	FHLMC Multifamily Structured Class A2 Series K147 Pass Through Certificates	3.000%	6/25/32	37,412	36,438
[4,5,8]	FHLMC Multifamily Structured Class A2 Series K148 Pass Through Certificates	3.500%	9/25/32	18,000	18,258
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K035 Pass Through Certificates	0.315%	8/25/23	6,439	20
19

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K036 Pass Through Certificates	0.695%	10/25/23	3,433	25
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K037 Pass Through Certificates	0.920%	1/25/24	58,558	633
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K038 Pass Through Certificates	1.087%	3/25/24	2,107	31
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K040 Pass Through Certificates	0.700%	9/25/24	4,101	48
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.514%	12/25/24	19,607	216
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.640%	11/25/25	2,325	41
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.879%	12/25/25	9,986	247
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	1.159%	1/25/26	117,502	3,942
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	1.349%	3/25/26	3,717	150
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	1.171%	7/25/26	133,670	5,008
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.918%	8/25/26	6,683	208
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.306%	9/25/26	3,033	32
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.070%	10/25/26	11,047	39
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.295%	12/25/26	77,765	923
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.603%	3/25/27	3,029	73
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.668%	4/25/27	35,547	952
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.427%	8/25/27	4,310	81
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series K135 Pass Through Certificates	0.192%	10/25/31	265,920	3,887
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series KG02 Pass Through Certificates	1.026%	8/25/29	15,520	871
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series KG04 Pass Through Certificates	0.852%	11/25/30	10,985	612
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series KG05 Pass Through Certificates	0.312%	1/25/31	114,000	2,576
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series KG06 Pass Through Certificates	0.532%	10/25/31	36,987	1,437
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series KIR1 Pass Through Certificates Series KIR1	1.043%	3/25/26	89,357	2,903
[4,5,7,9]	FHLMC Multifamily Structured Class X1 Series KSG2 Pass Through Certificates	0.122%	11/25/31	351,602	3,663
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,326,808)					1,334,398
20

Short-Term Federal Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[10]	Vanguard Market Liquidity Fund (Cost $68,436)	1.903%	684,634	68,436
Total Investments (102.6%) (Cost $7,399,952)				7,170,304
Other Assets and Liabilities—Net (-2.6%)				(183,645)
Net Assets (100%)				6,986,659
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,283,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $26,940,000 have been segregated as initial margin for open futures contracts.
3	U.S. government-guaranteed.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $18,258,000, representing 0.3% of net assets.
9	Interest-only security.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	5,471	1,151,432	3,232
Ultra Long U.S. Treasury Bond	September 2022	192	30,396	405
				3,637
Short Futures Contracts
5-Year U.S. Treasury Note	September 2022	(1,307)	(148,641)	(593)
10-Year U.S. Treasury Note	September 2022	(5,737)	(694,984)	(13,338)
Ultra 10-Year U.S. Treasury Note	September 2022	(5,021)	(659,006)	(12,651)
				(26,582)
				(22,945)

See accompanying Notes, which are an integral part of the Financial Statements.
21

Short-Term Federal Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,331,516)	7,101,868
Affiliated Issuers (Cost $68,436)	68,436
Total Investments in Securities	7,170,304
Investment in Vanguard	268
Receivables for Investment Securities Sold	576,857
Receivables for Accrued Income	16,026
Receivables for Capital Shares Issued	6,228
Other Assets	111
Total Assets	7,769,794
Liabilities
Due to Custodian	323
Payables for Investment Securities Purchased	764,579
Payables for Capital Shares Redeemed	13,336
Payables for Distributions	1,317
Payables to Vanguard	328
Variation Margin Payable—Futures Contracts	3,252
Total Liabilities	783,135
Net Assets	6,986,659
At July 31, 2022, net assets consisted of:

Paid-in Capital	7,364,878
Total Distributable Earnings (Loss)	(378,219)
Net Assets	6,986,659

Investor Shares—Net Assets
Applicable to 50,112,949 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	520,479
Net Asset Value Per Share—Investor Shares	$10.39

Admiral Shares—Net Assets
Applicable to 622,578,998 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,466,180
Net Asset Value Per Share—Admiral Shares	$10.39

See accompanying Notes, which are an integral part of the Financial Statements.
22

Short-Term Federal Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest[1]	43,020
Total Income	43,020
Expenses
The Vanguard Group—Note B
Investment Advisory Services	270
Management and Administrative—Investor Shares	489
Management and Administrative—Admiral Shares	2,906
Marketing and Distribution—Investor Shares	28
Marketing and Distribution—Admiral Shares	167
Custodian Fees	18
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	2
Other Expenses	5
Total Expenses	3,942
Expenses Paid Indirectly	(3)
Net Expenses	3,939
Net Investment Income	39,081
Realized Net Gain (Loss)
Investment Securities Sold[1]	(188,301)
Futures Contracts	83,770
Realized Net Gain (Loss)	(104,531)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(96,846)
Futures Contracts	(30,499)
Change in Unrealized Appreciation (Depreciation)	(127,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	(192,795)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,206,000, $112,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Short-Term Federal Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,081	48,756
Realized Net Gain (Loss)	(104,531)	65,459
Change in Unrealized Appreciation (Depreciation)	(127,345)	(226,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	(192,795)	(112,368)
Distributions
Investor Shares	(2,680)	(10,072)
Admiral Shares	(36,464)	(116,874)
Total Distributions	(39,144)	(126,946)
Capital Share Transactions
Investor Shares	(74,137)	(135,375)
Admiral Shares	(577,020)	197,355
Net Increase (Decrease) from Capital Share Transactions	(651,157)	61,980
Total Increase (Decrease)	(883,096)	(177,334)
Net Assets
Beginning of Period	7,869,755	8,047,089
End of Period	6,986,659	7,869,755

See accompanying Notes, which are an integral part of the Financial Statements.
24

Short-Term Federal Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.70	$11.02	$10.79	$10.57	$10.55	$10.70
Investment Operations
Net Investment Income[1]	.050	.054	.125	.246	.208	.142
Net Realized and Unrealized Gain (Loss) on Investments	(.309)	(.215)	.274	.221	.021	(.144)
Total from Investment Operations	(.259)	(.161)	.399	.467	.229	(.002)
Distributions
Dividends from Net Investment Income	(.051)	(.053)	(.127)	(.247)	(.209)	(.142)
Distributions from Realized Capital Gains	—	(.106)	(.042)	—	—	(.006)
Total Distributions	(.051)	(.159)	(.169)	(.247)	(.209)	(.148)
Net Asset Value, End of Period	$10.39	$10.70	$11.02	$10.79	$10.57	$10.55
Total Return[2]	-2.42%	-1.48%	3.71%	4.46%	2.20%	-0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$520	$612	$767	$623	$622	$719
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.50%	1.14%	2.30%	1.98%	1.33%
Portfolio Turnover Rate[4]	232%	424%	663%	499%	327%	211%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 45%, 87%, 180%, 32%, 90%, and 30%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Short-Term Federal Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.70	$11.02	$10.79	$10.57	$10.55	$10.70
Investment Operations
Net Investment Income[1]	.056	.065	.130	.257	.219	.153
Net Realized and Unrealized Gain (Loss) on Investments	(.310)	(.215)	.280	.220	.020	(.144)
Total from Investment Operations	(.254)	(.150)	.410	.477	.239	.009
Distributions
Dividends from Net Investment Income	(.056)	(.064)	(.138)	(.257)	(.219)	(.153)
Distributions from Realized Capital Gains	—	(.106)	(.042)	—	—	(.006)
Total Distributions	(.056)	(.170)	(.180)	(.257)	(.219)	(.159)
Net Asset Value, End of Period	$10.39	$10.70	$11.02	$10.79	$10.57	$10.55
Total Return[2]	-2.37%	-1.38%	3.81%	4.56%	2.30%	0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,466	$7,258	$7,280	$4,371	$3,963	$4,239
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.07%	0.59%	1.19%	2.40%	2.08%	1.43%
Portfolio Turnover Rate[4]	232%	424%	663%	499%	327%	211%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 45%, 87%, 180%, 32%, 90%, and 30%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Short-Term Federal Fund
Notes to Financial Statements
Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2022, counterparties had deposited in segregated accounts securities with a value of $1,516,000 and cash of $1,651,000 in connection with TBA transactions.
27

Short-Term Federal Fund
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 14% and 20% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
28

Short-Term Federal Fund
6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
29

Short-Term Federal Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $268,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,767,470	—	5,767,470
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,334,398	—	1,334,398
Temporary Cash Investments	68,436	—	—	68,436
Total	68,436	7,101,868	—	7,170,304
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,637	—	—	3,637
Liabilities
Futures Contracts[1]	26,582	—	—	26,582
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
30

Short-Term Federal Fund
E.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,400,742
Gross Unrealized Appreciation	29,069
Gross Unrealized Depreciation	(282,452)
Net Unrealized Appreciation (Depreciation)	(253,383)
F.	During the six months ended July 31, 2022, the fund purchased $17,725,192,000 of investment securities and sold $18,489,051,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $0 and sales were $75,101,000, resulting in net realized gain of $271,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	42,278	4,031	221,361	20,241
Issued in Lieu of Cash Distributions	2,387	229	8,922	821
Redeemed	(118,802)	(11,351)	(365,658)	(33,486)
Net Increase (Decrease)—Investor Shares	(74,137)	(7,091)	(135,375)	(12,424)
Admiral Shares
Issued	1,776,329	169,145	3,483,716	318,684
Issued in Lieu of Cash Distributions	31,333	3,006	101,385	9,331
Redeemed	(2,384,682)	(227,676)	(3,387,746)	(310,586)
Net Increase (Decrease)—Admiral Shares	(577,020)	(55,525)	197,355	17,429
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
31

Intermediate-Term Treasury Fund
Fund Allocation
As of July 31, 2022
Agency Bonds and Notes	4.1%
Government Mortgage-Backed Securities	0.4
U.S. Government Securities	95.5
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
32

Intermediate-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (97.6%)
U.S. Government Securities (93.2%)
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	614,170	619,544
United States Treasury Note/Bond	2.000%	8/15/25	11,400	11,120
United States Treasury Note/Bond	0.250%	8/31/25	272,700	251,907
United States Treasury Note/Bond	2.750%	8/31/25	43,600	43,477
United States Treasury Note/Bond	0.250%	9/30/25	83,500	77,003
United States Treasury Note/Bond	0.250%	10/31/25	45,000	41,421
United States Treasury Note/Bond	2.250%	11/15/25	49,000	48,120
United States Treasury Note/Bond	0.375%	11/30/25	89,300	82,435
United States Treasury Note/Bond	2.875%	11/30/25	44,000	44,069
United States Treasury Note/Bond	0.375%	1/31/26	113,000	103,889
United States Treasury Note/Bond	1.625%	2/15/26	132,184	126,938
United States Treasury Note/Bond	6.000%	2/15/26	17,000	18,785
United States Treasury Note/Bond	0.750%	3/31/26	103,000	95,693
United States Treasury Note/Bond	2.250%	3/31/26	7,450	7,310
United States Treasury Note/Bond	0.750%	4/30/26	59,000	54,741
United States Treasury Note/Bond	1.625%	5/15/26	90,300	86,561
United States Treasury Note/Bond	0.750%	5/31/26	123,000	113,948
United States Treasury Note/Bond	2.125%	5/31/26	80,300	78,431
United States Treasury Note/Bond	1.500%	8/15/26	123,000	117,004
United States Treasury Note/Bond	1.625%	9/30/26	91,400	87,387
United States Treasury Note/Bond	1.625%	10/31/26	15,000	14,325
United States Treasury Note/Bond	2.000%	11/15/26	55,100	53,395
United States Treasury Note/Bond	6.500%	11/15/26	5,000	5,744
United States Treasury Note/Bond	6.625%	2/15/27	7,000	8,129
United States Treasury Note/Bond	1.125%	2/28/27	7,220	6,719
United States Treasury Note/Bond	2.750%	4/30/27	39,000	39,055
United States Treasury Note/Bond	2.375%	5/15/27	22,000	21,636
United States Treasury Note/Bond	0.500%	6/30/27	55,000	49,388
United States Treasury Note/Bond	2.250%	8/15/27	12,000	11,726
United States Treasury Note/Bond	0.500%	10/31/27	118,500	105,613
United States Treasury Note/Bond	2.250%	11/15/27	71,000	69,280
United States Treasury Note/Bond	6.125%	11/15/27	14,000	16,288
United States Treasury Note/Bond	0.625%	11/30/27	120,800	108,173
United States Treasury Note/Bond	0.625%	12/31/27	100,500	89,853
United States Treasury Note/Bond	0.750%	1/31/28	132,500	119,126
United States Treasury Note/Bond	2.750%	2/15/28	118,500	118,500
United States Treasury Note/Bond	1.125%	2/29/28	91,640	84,051
33

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.250%	3/31/28	153,900	141,828
	United States Treasury Note/Bond	1.250%	4/30/28	170,900	157,335
	United States Treasury Note/Bond	2.875%	5/15/28	109,700	110,454
	United States Treasury Note/Bond	1.250%	5/31/28	117,500	108,027
	United States Treasury Note/Bond	1.250%	6/30/28	131,600	120,846
	United States Treasury Note/Bond	1.000%	7/31/28	51,100	46,190
	United States Treasury Note/Bond	2.875%	8/15/28	159,700	160,798
	United States Treasury Note/Bond	5.500%	8/15/28	50,000	57,578
	United States Treasury Note/Bond	1.125%	8/31/28	67,150	61,096
	United States Treasury Note/Bond	1.250%	9/30/28	124,700	114,178
	United States Treasury Note/Bond	1.375%	10/31/28	58,230	53,672
	United States Treasury Note/Bond	3.125%	11/15/28	67,500	68,987
	United States Treasury Note/Bond	5.250%	11/15/28	19,500	22,282
	United States Treasury Note/Bond	1.500%	11/30/28	88,089	81,785
	United States Treasury Note/Bond	1.750%	1/31/29	11,500	10,842
	United States Treasury Note/Bond	5.250%	2/15/29	10,000	11,497
	United States Treasury Note/Bond	2.375%	3/31/29	85,250	83,412
	United States Treasury Note/Bond	2.375%	5/15/29	16,500	16,149
	United States Treasury Note/Bond	2.750%	5/31/29	2,400	2,405
	United States Treasury Note/Bond	3.250%	6/30/29	5,071	5,244
	United States Treasury Note/Bond	1.750%	11/15/29	16,300	15,342
	United States Treasury Note/Bond	1.500%	2/15/30	23,500	21,653
[1]	United States Treasury Note/Bond	0.625%	5/15/30	67,250	57,625
[1]	United States Treasury Note/Bond	0.625%	8/15/30	114,200	97,463
	United States Treasury Note/Bond	0.875%	11/15/30	126,400	109,929
	United States Treasury Note/Bond	1.125%	2/15/31	113,500	100,465
	United States Treasury Note/Bond	1.625%	5/15/31	67,800	62,397
	United States Treasury Note/Bond	1.250%	8/15/31	142,600	126,602
	United States Treasury Note/Bond	1.375%	11/15/31	140,000	125,256
	United States Treasury Note/Bond	1.875%	2/15/32	153,000	142,816
	United States Treasury Note/Bond	2.875%	5/15/32	35,000	35,618
					5,360,555
Agency Bonds and Notes (4.0%)
[2]	AID-Israel	0.000%	11/1/24	50,000	46,419
[3]	Fannie Mae Principal Strip	0.000%	5/15/30	52,117	40,923
[3]	Fannie Mae Principal Strip	0.000%	11/15/30	6,000	4,631
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	28,909	22,008
	Private Export Funding Corp.	3.550%	1/15/24	10,300	10,336
	Private Export Funding Corp.	1.400%	7/15/28	22,000	19,809
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	15,000	11,893
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	98,000	76,977
					232,996
Nonconventional Mortgage-Backed Securities (0.4%)
[4]	Ginnie Mae	1.100%	1/20/51	26,352	21,597
Total U.S. Government and Agency Obligations (Cost $5,917,578)					5,615,148
34

Intermediate-Term Treasury Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[5]	Vanguard Market Liquidity Fund (Cost $104,568)	1.903%	1,046,081	104,566
Total Investments (99.4%) (Cost $6,022,146)				5,719,714
Other Assets and Liabilities—Net (0.6%)				32,013
Net Assets (100%)				5,751,727
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $10,389,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	4,923	559,876	10,395
10-Year U.S. Treasury Note	September 2022	238	28,831	711
Ultra 10-Year U.S. Treasury Note	September 2022	247	32,419	955
Ultra Long U.S. Treasury Bond	September 2022	104	16,465	228
				12,289
Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(998)	(210,040)	(1,388)
				10,901

See accompanying Notes, which are an integral part of the Financial Statements.
35

Intermediate-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,917,578)	5,615,148
Affiliated Issuers (Cost $104,568)	104,566
Total Investments in Securities	5,719,714
Investment in Vanguard	215
Cash	2,724
Receivables for Investment Securities Sold	103,810
Receivables for Accrued Income	23,761
Receivables for Capital Shares Issued	5,644
Variation Margin Receivable—Futures Contracts	202
Other Assets	67
Total Assets	5,856,137
Liabilities
Payables for Investment Securities Purchased	89,816
Payables for Capital Shares Redeemed	12,778
Payables for Distributions	1,539
Payables to Vanguard	277
Total Liabilities	104,410
Net Assets	5,751,727
At July 31, 2022, net assets consisted of:

Paid-in Capital	6,241,683
Total Distributable Earnings (Loss)	(489,956)
Net Assets	5,751,727

Investor Shares—Net Assets
Applicable to 62,787,049 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	665,131
Net Asset Value Per Share—Investor Shares	$10.59

Admiral Shares—Net Assets
Applicable to 480,164,558 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,086,596
Net Asset Value Per Share—Admiral Shares	$10.59

See accompanying Notes, which are an integral part of the Financial Statements.
36

Intermediate-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest[1]	53,218
Total Income	53,218
Expenses
The Vanguard Group—Note B
Investment Advisory Services	211
Management and Administrative—Investor Shares	618
Management and Administrative—Admiral Shares	2,151
Marketing and Distribution—Investor Shares	29
Marketing and Distribution—Admiral Shares	124
Custodian Fees	14
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	37
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	3,203
Expenses Paid Indirectly	(1)
Net Expenses	3,202
Net Investment Income	50,016
Realized Net Gain (Loss)
Investment Securities Sold[1]	(111,751)
Futures Contracts	(32,401)
Realized Net Gain (Loss)	(144,152)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(161,118)
Futures Contracts	15,197
Change in Unrealized Appreciation (Depreciation)	(145,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	(240,057)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $250,000, ($10,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Intermediate-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,016	67,910
Realized Net Gain (Loss)	(144,152)	(47,317)
Change in Unrealized Appreciation (Depreciation)	(145,921)	(244,855)
Net Increase (Decrease) in Net Assets Resulting from Operations	(240,057)	(224,262)
Distributions
Investor Shares	(5,692)	(9,491)
Admiral Shares	(44,298)	(69,688)
Total Distributions	(49,990)	(79,179)
Capital Share Transactions
Investor Shares	(56,041)	(157,062)
Admiral Shares	(12,732)	(619,102)
Net Increase (Decrease) from Capital Share Transactions	(68,773)	(776,164)
Total Increase (Decrease)	(358,820)	(1,079,605)
Net Assets
Beginning of Period	6,110,547	7,190,152
End of Period	5,751,727	6,110,547

See accompanying Notes, which are an integral part of the Financial Statements.
38

Intermediate-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.12	$11.65	$11.57	$10.96	$10.88	$11.11
Investment Operations
Net Investment Income[1]	.087	.107	.129	.255	.260	.198
Net Realized and Unrealized Gain (Loss) on Investments	(.529)	(.511)	.507	.611	.081	(.230)
Total from Investment Operations	(.442)	(.404)	.636	.866	.341	(.032)
Distributions
Dividends from Net Investment Income	(.088)	(.107)	(.127)	(.256)	(.261)	(.198)
Distributions from Realized Capital Gains	—	(.019)	(.429)	—	—	—
Total Distributions	(.088)	(.126)	(.556)	(.256)	(.261)	(.198)
Net Asset Value, End of Period	$10.59	$11.12	$11.65	$11.57	$10.96	$10.88
Total Return[2]	-3.98%	-3.49%	5.50%	7.98%	3.20%	-0.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$665	$757	$953	$917	$837	$967
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.66%	0.93%	1.07%	2.27%	2.42%	1.78%
Portfolio Turnover Rate	60%	181%[4]	309%[4]	214%[4]	231%[4]	181%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 3%, 37%, 5%, 35%, and 6%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Intermediate-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.12	$11.65	$11.57	$10.96	$10.88	$11.11
Investment Operations
Net Investment Income[1]	.093	.118	.139	.267	.272	.210
Net Realized and Unrealized Gain (Loss) on Investments	(.530)	(.511)	.509	.610	.080	(.230)
Total from Investment Operations	(.437)	(.393)	.648	.877	.352	(.020)
Distributions
Dividends from Net Investment Income	(.093)	(.118)	(.139)	(.267)	(.272)	(.210)
Distributions from Realized Capital Gains	—	(.019)	(.429)	—	—	—
Total Distributions	(.093)	(.137)	(.568)	(.267)	(.272)	(.210)
Net Asset Value, End of Period	$10.59	$11.12	$11.65	$11.57	$10.96	$10.88
Total Return[2]	-3.93%	-3.39%	5.60%	8.09%	3.30%	-0.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,087	$5,353	$6,237	$5,452	$4,976	$5,100
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.03%	1.16%	2.37%	2.52%	1.88%
Portfolio Turnover Rate	60%	181%[4]	309%[4]	214%[4]	231%[4]	181%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 3%, 37%, 5%, 35%, and 6%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Intermediate-Term Treasury Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between
41

Intermediate-Term Treasury Fund
changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 9% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
42

Intermediate-Term Treasury Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $215,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
43

Intermediate-Term Treasury Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,615,148	—	5,615,148
Temporary Cash Investments	104,566	—	—	104,566
Total	104,566	5,615,148	—	5,719,714
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,289	—	—	12,289
Liabilities
Futures Contracts[1]	1,388	—	—	1,388
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,030,710
Gross Unrealized Appreciation	17,205
Gross Unrealized Depreciation	(317,300)
Net Unrealized Appreciation (Depreciation)	(300,095)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $54,139,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2022, the fund purchased $3,225,103,000 of investment securities and sold $3,946,062,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of
44

Intermediate-Term Treasury Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $0 and sales were $57,810,000, resulting in net realized gain of $209,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	48,531	4,558	139,548	12,220
Issued in Lieu of Cash Distributions	5,206	491	8,775	770
Redeemed	(109,778)	(10,336)	(305,385)	(26,773)
Net Increase (Decrease)—Investor Shares	(56,041)	(5,287)	(157,062)	(13,783)
Admiral Shares
Issued	759,251	71,818	1,293,679	113,258
Issued in Lieu of Cash Distributions	37,555	3,546	57,745	5,070
Redeemed	(809,538)	(76,505)	(1,970,526)	(172,606)
Net Increase (Decrease)—Admiral Shares	(12,732)	(1,141)	(619,102)	(54,278)
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
45

Long-Term Treasury Fund
Fund Allocation
As of July 31, 2022
Agency Bonds and Notes	8.5%
Government Mortgage-Backed Securities	0.4
U.S. Government Securities	91.1
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
46

Long-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (90.2%)
United States Treasury Note/Bond	2.750%	5/31/29	14,750	14,778
United States Treasury Note/Bond	3.250%	6/30/29	3,682	3,807
United States Treasury Note/Bond	4.375%	2/15/38	2,000	2,410
United States Treasury Note/Bond	3.500%	2/15/39	5,000	5,409
United States Treasury Note/Bond	4.375%	11/15/39	21,600	25,765
United States Treasury Note/Bond	1.125%	5/15/40	55,650	39,703
United States Treasury Note/Bond	1.125%	8/15/40	85,300	60,483
United States Treasury Note/Bond	3.875%	8/15/40	9,791	10,892
United States Treasury Note/Bond	1.375%	11/15/40	52,900	39,022
United States Treasury Note/Bond	4.250%	11/15/40	31,000	36,086
United States Treasury Note/Bond	1.875%	2/15/41	112,900	90,761
United States Treasury Note/Bond	2.250%	5/15/41	72,700	62,159
United States Treasury Note/Bond	4.375%	5/15/41	12,863	15,174
United States Treasury Note/Bond	1.750%	8/15/41	101,690	79,366
United States Treasury Note/Bond	3.750%	8/15/41	12,770	13,804
United States Treasury Note/Bond	2.000%	11/15/41	138,000	112,578
United States Treasury Note/Bond	3.125%	11/15/41	24,300	23,966
United States Treasury Note/Bond	2.375%	2/15/42	24,000	20,880
United States Treasury Note/Bond	3.125%	2/15/42	14,000	13,759
United States Treasury Note/Bond	3.000%	5/15/42	33,800	32,511
United States Treasury Note/Bond	2.750%	8/15/42	18,500	17,003
United States Treasury Note/Bond	2.750%	11/15/42	44,000	40,370
United States Treasury Note/Bond	3.125%	2/15/43	46,111	44,828
United States Treasury Note/Bond	2.875%	5/15/43	61,346	57,225
United States Treasury Note/Bond	3.625%	8/15/43	37,264	39,110
United States Treasury Note/Bond	3.750%	11/15/43	20,557	21,963
United States Treasury Note/Bond	3.625%	2/15/44	25,000	26,219
United States Treasury Note/Bond	3.375%	5/15/44	39,500	39,858
United States Treasury Note/Bond	3.125%	8/15/44	44,449	43,011
United States Treasury Note/Bond	3.000%	11/15/44	177,251	167,779
United States Treasury Note/Bond	2.500%	2/15/45	63,900	55,333
United States Treasury Note/Bond	3.000%	5/15/45	35,205	33,313
United States Treasury Note/Bond	2.875%	8/15/45	40,963	37,968
United States Treasury Note/Bond	3.000%	11/15/45	13,600	12,903
United States Treasury Note/Bond	2.500%	2/15/46	26,795	23,211
United States Treasury Note/Bond	2.500%	5/15/46	12,810	11,087
United States Treasury Note/Bond	2.250%	8/15/46	45,600	37,513
47

Long-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.875%	11/15/46	33,769	31,352
	United States Treasury Note/Bond	3.000%	2/15/47	49,998	47,561
	United States Treasury Note/Bond	3.000%	5/15/47	1,636	1,558
	United States Treasury Note/Bond	2.750%	8/15/47	5,230	4,764
	United States Treasury Note/Bond	2.750%	11/15/47	22,690	20,712
	United States Treasury Note/Bond	3.000%	2/15/48	24,804	23,832
	United States Treasury Note/Bond	3.125%	5/15/48	57,662	56,896
	United States Treasury Note/Bond	3.000%	8/15/48	41,533	40,079
	United States Treasury Note/Bond	3.375%	11/15/48	90,961	94,486
	United States Treasury Note/Bond	3.000%	2/15/49	50,420	49,120
[1]	United States Treasury Note/Bond	2.875%	5/15/49	43,761	41,724
	United States Treasury Note/Bond	2.250%	8/15/49	66,500	55,839
	United States Treasury Note/Bond	2.375%	11/15/49	46,400	40,107
	United States Treasury Note/Bond	2.000%	2/15/50	66,000	52,377
	United States Treasury Note/Bond	1.250%	5/15/50	85,600	55,801
	United States Treasury Note/Bond	1.375%	8/15/50	109,797	73,976
	United States Treasury Note/Bond	1.625%	11/15/50	128,012	92,128
	United States Treasury Note/Bond	1.875%	2/15/51	125,900	96,648
	United States Treasury Note/Bond	2.375%	5/15/51	144,400	124,680
	United States Treasury Note/Bond	2.000%	8/15/51	109,000	86,297
	United States Treasury Note/Bond	1.875%	11/15/51	134,000	102,992
	United States Treasury Note/Bond	2.250%	2/15/52	112,000	94,325
	United States Treasury Note/Bond	2.875%	5/15/52	18,000	17,409
					2,716,670
Agency Bonds and Notes (8.4%)
[2]	Fannie Mae Principal Strip	0.000%	5/15/30	56,935	44,706
[2]	Fannie Mae Principal Strip	0.000%	8/6/38	7,100	3,896
	Federal Farm Credit Banks Funding Corp.	3.820%	6/15/37	50,000	50,490
[2]	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	15,945
[2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	14,465	7,843
[2]	Federal National Mortgage Assn.	0.000%	11/15/30	55,000	42,452
[2]	Federal National Mortgage Assn.	0.000%	10/3/33	8,000	5,490
[2]	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	10,179
[2]	Freddie Mac Principal Strips	0.000%	3/15/31	75,000	57,096
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	20,000	15,857
					253,954
Nonconventional Mortgage-Backed Securities (0.4%)
[3]	Ginnie Mae	1.100%	1/20/51	14,189	11,629
Total U.S. Government and Agency Obligations (Cost $3,399,265)					2,982,253
48

Long-Term Treasury Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4]	Vanguard Market Liquidity Fund (Cost $10,159)	1.903%	101,632	10,159
Total Investments (99.3%) (Cost $3,409,424)				2,992,412
Other Assets and Liabilities—Net (0.7%)				21,141
Net Assets (100%)				3,013,553
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,853,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	201	22,859	424
Long U.S. Treasury Bond	September 2022	784	112,896	3,183
Ultra Long U.S. Treasury Bond	September 2022	681	107,811	628
				4,235
Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(343)	(72,188)	(434)
10-Year U.S. Treasury Note	September 2022	(1,952)	(236,467)	(5,529)
Ultra 10-Year U.S. Treasury Note	September 2022	(662)	(86,888)	(1,233)
				(7,196)
				(2,961)

See accompanying Notes, which are an integral part of the Financial Statements.
49

Long-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,399,265)	2,982,253
Affiliated Issuers (Cost $10,159)	10,159
Total Investments in Securities	2,992,412
Investment in Vanguard	113
Receivables for Investment Securities Sold	24,049
Receivables for Accrued Income	24,538
Receivables for Capital Shares Issued	2,037
Variation Margin Receivable—Futures Contracts	1,042
Other Assets	39
Total Assets	3,044,230
Liabilities
Payables for Investment Securities Purchased	17,714
Payables for Capital Shares Redeemed	12,096
Payables for Distributions	709
Payables to Vanguard	158
Total Liabilities	30,677
Net Assets	3,013,553
At July 31, 2022, net assets consisted of:

Paid-in Capital	3,691,062
Total Distributable Earnings (Loss)	(677,509)
Net Assets	3,013,553

Investor Shares—Net Assets
Applicable to 59,163,293 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	604,871
Net Asset Value Per Share—Investor Shares	$10.22

Admiral Shares—Net Assets
Applicable to 235,595,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,408,682
Net Asset Value Per Share—Admiral Shares	$10.22

See accompanying Notes, which are an integral part of the Financial Statements.
50

Long-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest[1]	40,184
Total Income	40,184
Expenses
The Vanguard Group—Note B
Investment Advisory Services	116
Management and Administrative—Investor Shares	563
Management and Administrative—Admiral Shares	1,081
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—Admiral Shares	62
Custodian Fees	9
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	1,905
Expenses Paid Indirectly	(1)
Net Expenses	1,904
Net Investment Income	38,280
Realized Net Gain (Loss)
Investment Securities Sold[1]	(109,160)
Futures Contracts	(17,190)
Realized Net Gain (Loss)	(126,350)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(490,782)
Futures Contracts	(610)
Change in Unrealized Appreciation (Depreciation)	(491,392)
Net Increase (Decrease) in Net Assets Resulting from Operations	(579,462)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $65,000, ($8,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
51

Long-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,280	77,072
Realized Net Gain (Loss)	(126,350)	(95,059)
Change in Unrealized Appreciation (Depreciation)	(491,392)	(184,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	(579,462)	(202,689)
Distributions
Investor Shares	(7,482)	(37,811)
Admiral Shares	(30,787)	(143,859)
Total Distributions	(38,269)	(181,670)
Capital Share Transactions
Investor Shares	(19,624)	(97,549)
Admiral Shares	(53,238)	(37,268)
Net Increase (Decrease) from Capital Share Transactions	(72,862)	(134,817)
Total Increase (Decrease)	(690,593)	(519,176)
Net Assets
Beginning of Period	3,704,146	4,223,322
End of Period	3,013,553	3,704,146

See accompanying Notes, which are an integral part of the Financial Statements.
52

Long-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.29	$13.55	$14.05	$11.86	$11.96	$11.79
Investment Operations
Net Investment Income[1]	.124	.239	.273	.331	.334	.328
Net Realized and Unrealized Gain (Loss) on Investments	(2.070)	(.923)	.677	2.226	(.100)	.170
Total from Investment Operations	(1.946)	(.684)	.950	2.557	.234	.498
Distributions
Dividends from Net Investment Income	(.124)	(.239)	(.273)	(.331)	(.334)	(.328)
Distributions from Realized Capital Gains	—	(.337)	(1.177)	(.036)	—	—
Total Distributions	(.124)	(.576)	(1.450)	(.367)	(.334)	(.328)
Net Asset Value, End of Period	$10.22	$12.29	$13.55	$14.05	$11.86	$11.96
Total Return[2]	-15.86%	-4.92%	6.41%	21.84%	2.05%	4.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$605	$750	$931	$971	$794	$882
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.34%	1.90%	1.79%	2.55%	2.89%	2.70%
Portfolio Turnover Rate	37%	106%[4]	172%[4]	96%[4,5]	122%[4]	103%[4,5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 2%, 26%, 4%, 34%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Long-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.29	$13.55	$14.05	$11.86	$11.96	$11.79
Investment Operations
Net Investment Income[1]	.130	.252	.288	.344	.346	.340
Net Realized and Unrealized Gain (Loss) on Investments	(2.070)	(.923)	.677	2.226	(.100)	.170
Total from Investment Operations	(1.940)	(.671)	.965	2.570	.246	.510
Distributions
Dividends from Net Investment Income	(.130)	(.252)	(.288)	(.344)	(.346)	(.340)
Distributions from Realized Capital Gains	—	(.337)	(1.177)	(.036)	—	—
Total Distributions	(.130)	(.589)	(1.465)	(.380)	(.346)	(.340)
Net Asset Value, End of Period	$10.22	$12.29	$13.55	$14.05	$11.86	$11.96
Total Return[2]	-15.82%	-4.82%	6.51%	21.96%	2.16%	4.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,409	$2,954	$3,292	$3,071	$2,532	$2,588
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.00%	1.89%	2.65%	2.99%	2.80%
Portfolio Turnover Rate	37%	106%[4]	172%[4]	96%[4,5]	122%[4]	103%[4,5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 2%, 26%, 4%, 34%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Long-Term Treasury Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty
55

Long-Term Treasury Fund
risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 8% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the
56

Long-Term Treasury Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $113,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
57

Long-Term Treasury Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,982,253	—	2,982,253
Temporary Cash Investments	10,159	—	—	10,159
Total	10,159	2,982,253	—	2,992,412
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,235	—	—	4,235
Liabilities
Futures Contracts[1]	7,196	—	—	7,196
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,453,180
Gross Unrealized Appreciation	9,020
Gross Unrealized Depreciation	(472,749)
Net Unrealized Appreciation (Depreciation)	(463,729)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $112,127,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2022, the fund purchased $1,183,424,000 of investment securities and sold $1,283,305,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $0 and sales were $31,486,000, resulting in
58

Long-Term Treasury Fund
net realized gain of $114,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	62,442	5,829	147,473	11,701
Issued in Lieu of Cash Distributions	7,022	660	35,678	2,954
Redeemed	(89,088)	(8,351)	(280,700)	(22,357)
Net Increase (Decrease)—Investor Shares	(19,624)	(1,862)	(97,549)	(7,702)
Admiral Shares
Issued	254,295	23,859	815,470	65,179
Issued in Lieu of Cash Distributions	27,008	2,542	128,719	10,646
Redeemed	(334,541)	(31,264)	(981,457)	(78,341)
Net Increase (Decrease)—Admiral Shares	(53,238)	(4,863)	(37,268)	(2,516)
H.	Management has determined that no other events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
59

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades and has advised the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds since their inceptions. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
60

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
61

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
62

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q322 092022

Semiannual Report   |   July 31, 2022
Vanguard Corporate Bond Funds
Vanguard Short-Term Investment-Grade Fund
Vanguard Intermediate-Term Investment-Grade Fund
Vanguard Long-Term Investment-Grade Fund

Contents
About Your Fund’s Expenses	1
Short-Term Investment-Grade Fund	3
Intermediate-Term Investment-Grade Fund	45
Long-Term Investment-Grade Fund	84
Trustees Approve Advisory Arrangements	111
Liquidity Risk Management	113

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$968.90	$0.98
Admiral™ Shares	1,000.00	969.30	0.49
Institutional Shares	1,000.00	969.50	0.34
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$928.00	$0.96
Admiral Shares	1,000.00	928.50	0.48
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$866.10	$1.02
Admiral Shares	1,000.00	866.50	0.56

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Investment-Grade Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares and 0.07% for Institutional Shares; for the Intermediate-Term Investment-Grade Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; and for the Long-Term Investment-Grade Fund, 0.22% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	6.6%
Common Stocks	0.1
Corporate Bonds - Communications	5.2
Corporate Bonds - Consumer Discretionary	5.5
Corporate Bonds - Consumer Staples	3.2
Corporate Bonds - Energy	6.9
Corporate Bonds - Financials	29.0
Corporate Bonds - Health Care	6.5
Corporate Bonds - Industrials	5.6
Corporate Bonds - Materials	2.2
Corporate Bonds - Real Estate	4.2
Corporate Bonds - Technology	4.3
Corporate Bonds - Utilities	3.7
Floating Rate Loan Interests	0.1
Sovereign Bonds	2.1
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	14.8
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (14.9%)
U.S. Government Securities (12.8%)
	United States Treasury Note/Bond	0.125%	1/15/24	399,000	382,915
	United States Treasury Note/Bond	0.375%	4/15/24	600,000	574,406
	United States Treasury Note/Bond	0.375%	9/15/24	500,000	474,062
[1]	United States Treasury Note/Bond	0.750%	11/15/24	737,000	702,223
[1]	United States Treasury Note/Bond	1.000%	12/15/24	488,755	467,830
[2]	United States Treasury Note/Bond	1.125%	1/15/25	892,000	855,205
	United States Treasury Note/Bond	1.500%	2/15/25	334,000	322,728
	United States Treasury Note/Bond	1.750%	3/15/25	278,900	271,100
[1]	United States Treasury Note/Bond	2.750%	5/15/25	674,910	673,012
	United States Treasury Note/Bond	2.875%	6/15/25	400,000	400,375
	United States Treasury Note/Bond	0.250%	10/31/25	102,000	93,888
[3]	United States Treasury Note/Bond	0.375%	11/30/25	500,000	461,562
[1,2]	United States Treasury Note/Bond	0.375%	1/31/26	850,000	781,469
	United States Treasury Note/Bond	0.500%	2/28/26	500,000	460,937
	United States Treasury Note/Bond	0.750%	3/31/26	579,000	537,927
	United States Treasury Note/Bond	2.625%	5/31/27	250,000	249,141
	United States Treasury Note/Bond	3.250%	6/30/27	500,000	512,422
	United States Treasury Note/Bond	2.750%	7/31/27	400,000	401,000
					8,622,202
Conventional Mortgage-Backed Securities (2.1%)
[4,5]	Ginnie Mae	4.500%	8/18/52– 9/21/52	865,500	880,908
[4,5,6]	UMBS Pool	4.500%	9/14/52	479,250	485,687
					1,366,595
Total U.S. Government and Agency Obligations (Cost $10,276,208)					9,988,797
Asset-Backed/Commercial Mortgage-Backed Securities (6.7%)
[4]	American Express Credit Account Class A Series 2022-2	3.390%	5/17/27	42,390	42,559
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,624	11,594
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	6,216	6,165
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,355
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,816
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,494
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	19,450	19,435
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	21,620	21,468
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	7,672
[4,7,8]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	580	565
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	9,935	9,911
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	14,490	14,272
[4]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	4,210	4,017
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	13,350	13,470
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	8,001	7,874
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,710
[4,8]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.342%	9/15/48	1,600	1,496
[4,8]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.365%	9/20/46	3,083	2,632
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,857
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	799
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	5,422
[4]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	8,668	8,560
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	3,071
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	3,080	2,982
[4]	BANK Class ASB Series 2018-BNK14	4.185%	9/15/60	6,680	6,763
[4]	BANK Class ASB Series 2019-BNK17	3.623%	4/15/52	7,533	7,429
[4,8]	Bank of America Mortgage Trust Class A2 Series 2002-J	2.247%	9/25/32	3	3
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	8,656	8,647
[4,8]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.248%	5/25/47	4,575	4,362
[4,8]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.104%	10/25/36	5,137	4,600
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,633
[4,8]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	6,333	6,269
[4,8]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	7,705	7,706
[4,8]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	5,990	5,852
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	8,042	7,929
[4,8]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	2.324%	2/25/30	4,475	4,468
[4,7]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	13,037	11,880
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	4,170	4,155
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	6,810	6,642
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	54,230	54,695
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	45,390	43,179
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	730	729
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	14,690	13,943

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	25,320	24,795
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	12,510	11,560
[4,7]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	45,710	43,594
[4]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	20,270	19,516
[4]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	12,860	12,571
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	4,030	4,033
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	4,240	4,131
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,613
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	5,800
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	2,730	2,729
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	20,340	19,161
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	8,745
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	6,400	6,396
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,491
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,204
[4,8]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	6,178
[4]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	7,400	7,554
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	6,715	6,565
[4]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	3,106	2,915
[4]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	5,295	5,139
[4,8]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	6,357	6,123
[4,8]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	2,092	2,024
[4,8]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	6,299	5,768
[4,8]	CD Mortgage Trust Class C Series 2018-CD7	4.850%	8/15/51	2,830	2,811
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,937
[4,7]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	2,675	2,674
[4,8]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.864%	3/20/36	3,184	3,116
[4,8]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.754%	2/25/47	3,786	2,867
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	7,276	7,188
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,559
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	3,873	3,869
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	11,564	11,438
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	12,858	12,729
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	25,297	25,142
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	5,412	5,289
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,703
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	4,683	4,605
[4,8]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,313
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	12,426	12,249
[4,8]	Citigroup Commercial Mortgage Trust Class AS Series 2017-P8	3.789%	9/15/50	1,590	1,538
[4,8]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	5,394	5,383
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	9,500	9,260
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.428%	7/10/47	4,380	4,306
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	4,000	3,792
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.264%	9/15/50	5,840	5,595
[4,8]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.514%	7/25/37	235	221
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	13,316	13,245
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	6,924	6,880
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	1,910
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,334	2,327
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	7,275	7,299
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	8,502	8,407
[4,8]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	3,617	3,614
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	250	249
[4,8]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.268%	7/10/45	11,929	11,930
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	2,522	2,517
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	1,767	1,751
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	8,071	7,958
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	19,714	19,624
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	22,007	21,828
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	15,612	15,338
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	20,332	19,967
[4,8]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	8,199	8,163
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	12,939	12,926
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	14,442	14,331
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	1,024	1,023
[4,7]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	17,360	17,179
[4,7,8]	COMM Mortgage Trust Class AM Series 2013-CR9	4.292%	7/10/45	11,250	11,131

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	18,565	18,510
[4,8]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	13,450	13,422
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	27,380	27,122
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	2,380	2,363
[4,7,8]	COMM Mortgage Trust Class C Series 2013-CR9	4.292%	7/10/45	12,690	11,990
[4,8]	COMM Mortgage Trust Class C Series 2015-CR27	4.450%	10/10/48	8,118	7,963
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2015-C3	3.447%	8/15/48	7,289	7,160
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	24,670	24,306
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	5,064
[4,8]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.366%	8/15/48	10,600	9,618
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	13,990	14,320
[4]	DBJPM Mortgage Trust Class A4 Series 2016-C3	2.632%	8/10/49	9,900	9,430
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,458
[4]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	41,190	41,351
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	11,180	10,148
[4,7]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	13,750	13,096
[4,7]	Dllmt LLC Class A3 Series 2021-1	1.000%	7/21/25	11,910	11,363
[4,7]	Dllmt LLC Class A4 Series 2021-1	1.240%	6/20/29	7,940	7,441
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	5,790	5,755
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	2,200	2,201
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	20,095	20,126
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	15,870	15,835
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	5,010	4,944
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	5,010	4,929
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	6,110
[4,7,8]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	3.059%	10/25/56	8,599	8,512
[4,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	3,774	3,582
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	11,893	11,401
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	16,566	15,916
[4,8]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.432%	11/25/36	1,883	1,339
[4,8]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.915%	1/25/37	3,780	2,594
[4,7]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	11,612	10,826
[4]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	13,640	13,554
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	14,180	13,654
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/34	11,290	11,386
[4]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	17,100	17,116
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	6,800	6,906
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	20,100	19,755
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	6,270	5,922
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,619
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	5,365	5,330
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,110
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	8,650	8,333
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,565
[4,7]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	5,760
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	2,620	2,416
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	5,350	5,175
[4,6,7,8]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	3.614%	3/25/42	4,385	4,348
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	6,110	5,879
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-3	0.500%	7/21/25	11,160	10,630
[4]	GM Financial Automobile Leasing Trust Class B Series 2021-3	0.760%	7/21/25	10,230	9,708
[4]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	8,240	8,257
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	4,545	4,507
[4]	GM Financial Automobile Leasing Trust Class C Series 2021-2	1.010%	5/20/25	11,140	10,622
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	6,470	6,418
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	12,710	12,306
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	24,320	23,333
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	7,740	7,380
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	10,500	9,869
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	14,240	13,334
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	11,410	10,692
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	5,700	5,394
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	6,568
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	3,250	3,026

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	6,784
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	2,910	2,687
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2022-2	3.770%	4/17/28	16,500	16,245
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,101
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,550
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	2,150	2,006
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	7,030	6,499
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,268
[4,7]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	15,020	13,576
[4,7]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,697
[4,7]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	3,016
[4,8]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.859%	11/19/35	612	599
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	46,850	45,190
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,807
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	7,894
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,105
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,568
[4,7]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	31,290	28,582
[4,7,8]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	1.974%	8/25/60	659	659
[4,8]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,889
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,452
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	13,060	12,955
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	20,244	20,165
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	14,623	14,413
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	9,121	9,075
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	17,922	17,670
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	11,930	11,453
[4,8]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	5,008
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	3,920	3,743
[4,8]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.038%	7/10/46	22,934	22,872
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	13,757	13,715
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	8,125	8,070
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,401
[4,8]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	13,246	13,101
[4,8]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	5,350	5,289
[4,8]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.512%	9/10/47	10,665	10,225
[4,7,8]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.071%	7/10/46	5,650	5,279
[4,8]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.533%	9/10/47	17,556	16,159
[4,8]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	12,080	11,380
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	26,430	25,724
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2020-A	1.930%	4/15/27	8,270	8,135
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	11,420	10,758
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	4,980	4,623
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	4,780	4,716
[4,7]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	3,360	3,304
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	22,030	21,112
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	8,630	8,079
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	12,340	11,539
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	13,000	12,071
[4,7]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	7,490	7,471
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	6,396	6,387
[4,7]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	392	392
[4,7]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,700	1,699
[4,7]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	11,165	10,422
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	14,750	13,875
[4,7]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	6,950	6,669
[4,7]	Hyundai Auto Lease Securitization Trust Class B Series 2021-C	0.760%	2/17/26	34,970	33,284
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-B	0.380%	1/15/26	45,470	43,730
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	8,200	7,852
[4]	Hyundai Auto Receivables Trust Class A3 Series 2022-B	3.720%	11/16/26	28,990	29,106
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	21,480	20,035
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	13,120	12,225
[4]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	15,460	15,594
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	5,655	5,627
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	3,600	3,537
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	7,698

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	7,929
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	7,270
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	4,840	4,618
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	6,752
[4]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	12,395	11,486
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	8,400	7,683
[4,7,8]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	2.856%	3/17/37	34,543	33,983
[4,7,8]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	3.106%	3/17/37	9,889	9,791
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	1,392	1,379
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	3,815	3,809
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	1,680	1,673
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	3,586	3,551
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	14,600	14,550
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.939%	12/15/46	21,150	21,132
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.076%	1/15/46	5,450	5,365
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.004%	12/15/46	9,770	9,657
[4,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.672%	11/15/43	2,366	2,131
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	19,404	19,269
[4,8]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	10,455	10,398
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	1,860	1,860
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	1,975	1,968
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	3,417	3,377
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	19,090	18,649
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C32	3.329%	11/15/48	3,850	3,806
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	24,417	24,336
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	2,866	2,851
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	2,900	2,896
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	10,982	10,876
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	15,342	15,062
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.034%	7/15/45	7,520	7,460
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	12,950	12,867
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	15,901	15,769
[4,8]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.788%	2/15/47	13,200	12,971
[4,8]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.788%	2/15/47	8,880	8,355
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,875
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,929
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	2,522	2,481
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	2,500	2,456
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	6,430	6,223
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	4,040
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,576
[4,8]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	8,556	8,285
[4,7,8]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	9,405	9,317
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	2,206	2,193
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	3,046	3,038
[4,7]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	44,340	42,148
[4,7]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	16,300	15,546
[4,8]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	2.091%	4/25/34	30	29
[4]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	13,030	12,385
[4,8]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	3.004%	7/25/33	206	197
[4,8]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	4.447%	2/25/33	295	283
[4,7]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	3,424	3,422
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	3,580	3,549

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	6,400	6,282
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	8,093	8,048
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	9,426	9,260
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	1,181	1,178
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.073%	7/15/46	28,493	28,360
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.150%	8/15/46	24,216	24,077
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	3,830	3,827
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	8,300	8,264
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	6,400	6,352
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	4,025	3,991
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	13,400	13,368
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	22,328	22,194
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	9,789	9,591
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	20,049	19,821
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,438
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	5,857	5,813
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,940	2,915
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	17,500	17,428
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	9,540	9,428
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	7,460	7,365
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.318%	6/15/47	19,220	18,831
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.073%	7/15/46	3,372	3,082
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.891%	4/15/47	1,895	1,881
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.751%	6/15/47	12,300	11,578
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.728%	5/15/49	7,019	6,668
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	6,765	6,661
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	5,420	5,367
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	15,955	15,469
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	14,870	14,721
[4]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	9,934	9,528
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	41,942	41,703
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	11,960	11,580
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	5,621	5,371
[4,8]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.576%	12/15/48	5,740	5,185
[4,8]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.552%	6/25/36	2,005	1,946
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	15,230	15,033
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	4,106	4,067
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	6,193	6,120
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	23,317	23,113
[4,7,8]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	3.009%	3/25/66	8,824	8,810
[4,7]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	12,229	12,009
[4,7]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	6,175	5,481
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	12,880	11,844
[4,7,8]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	3.036%	1/16/60	2,178	2,176
[4,7,8]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	3.126%	6/20/60	1,449	1,443
[4,7,8]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	3.106%	8/18/60	1,262	1,255
[4,7,8]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	3.209%	11/25/65	10,579	10,469
[4,7]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,690	3,527
[4,7]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	3,070	3,095
[4,7]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,521
[4,7]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,895
[4,7,8]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	2.648%	12/5/59	3,197	3,192
[4,7,8]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	2.722%	4/10/50	646	646
[4,7,8]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	2.672%	11/10/49	1,363	1,363
[4,8]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.639%	9/25/36	2,231	1,330
[4,8]	RFMSI Trust Class 2A1 Series 2006-SA2	4.764%	8/25/36	6,077	4,412

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	7,310	7,244
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	24,290	23,731
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-3	4.130%	8/16/27	11,820	11,774
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	13,030	12,706
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-3	4.490%	8/15/29	20,615	20,497
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	8,826	8,823
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	11,948	11,966
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	5,418	5,418
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	25,830	25,220
[4,7]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	36,430	35,119
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	8,960	8,529
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2021-C	0.590%	3/20/26	9,170	8,728
[4,7]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	6,030	6,021
[4,7]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	9,190	8,790
[4,7]	Santander Retail Auto Lease Trust Class C Series 2021-C	1.110%	3/20/26	14,090	13,304
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	15,340	15,125
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	16,894
[4,7]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	14,530	13,750
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	3,483	3,421
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	8,447	8,268
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	11,533	11,387
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	13,784	13,607
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	3.209%	1/25/39	419	417
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	2.859%	7/25/40	177	176
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	148	148
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	915	905
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	145	144
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	1,849	1,841
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	4,625	4,545
[4,7]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	318	318
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	1,251	1,242
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	2,743	2,684
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	3,113	3,060
[4]	Synchrony Card Issuance Trust Class A Series 2022-A2	3.860%	7/17/28	26,580	26,756
[4,7]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.600%	9/22/25	15,250	14,503
[4,7]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	3,620	3,565
[4,7]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	7,820	7,402
[4,7]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	11,660	11,008
[4,7]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	3,000	2,937
[4,7]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	7,770	7,272
[4,7]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	712	712
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	24,260	24,048
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	2,640	2,594
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	16,313
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	40,160	36,682
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2022-1A	3.820%	4/25/35	20,410	20,441
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	19,640	18,057
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	14,820	14,176
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	11,100	10,273
[4,7]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	6,310	6,096
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	21,060	20,624
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	5,442
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	5,849	5,757
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	793	760
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	7,560	7,508
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	2,304	2,285
[4]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	48,170	45,713
[4]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	18,260	17,323
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	22,770	21,494
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	19,430	18,398
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	12,360	11,684
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	18,050	17,388
[4,8]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	2.537%	9/25/33	361	372

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	2.594%	1/25/33	59	63
[4,8]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	3.805%	8/25/33	250	244
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	26,236	25,782
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	8,255	7,884
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,749
[4,8]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	4,716	4,698
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	24,860	24,676
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	7,343	7,217
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,589
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,456
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,450
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,473
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	3,122
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	33,030	32,695
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	11,100	11,278
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.298%	7/15/46	4,906	4,849
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	6,990
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	17,222	16,976
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	8,550	8,457
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	7,894	7,873
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	6,041
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	4,209
[4,8]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.555%	9/15/58	14,300	13,634
[4,8]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	5,973	5,663
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.609%	10/25/36	2,464	2,439
[4,7,8]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	35,485	35,473
[4,8]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	14,980	14,954
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	9,770	9,737
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	19,900	19,765
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	2,406	2,362
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	10,683	10,617
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	2,032	2,020
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	14,650	14,621
[4,8]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	8,730	8,725
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	10,000	9,922
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	14,702	14,672
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,860	2,855
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,230	2,206
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	6,944
[4,8]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.865%	12/15/46	5,775	5,724
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	10,901
[4,8]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	4,131
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	22,010	21,173
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	13,110	12,230
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	5,210	5,188
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	4,350	4,156
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	8,950	8,460
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	4,360	4,063
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	5,360	4,916
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,676
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	3,981
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	2,420	2,218
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,321
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	25,540	24,690
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	11,150	10,639
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	4,970	4,929
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,636,742)					4,474,778

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (76.9%)
Communications (5.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,819	7,846
	AT&T Inc.	0.900%	3/25/24	217,824	209,175
	AT&T Inc.	1.700%	3/25/26	210,670	196,178
	AT&T Inc.	2.300%	6/1/27	57,467	53,858
[9]	Booking Holdings Inc.	0.100%	3/8/25	23,876	23,544
	Booking Holdings Inc.	3.600%	6/1/26	16,000	16,167
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	80,277	80,821
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	266,302	269,731
[9]	CK Hutchison Group Telecom Finance SA	0.750%	4/17/26	1,000	975
	Comcast Corp.	3.375%	8/15/25	94,899	94,983
	Comcast Corp.	3.950%	10/15/25	72,999	74,263
	Comcast Corp.	3.150%	3/1/26	52,555	52,274
[9]	Comcast Corp.	0.010%	9/14/26	48,105	46,101
	Comcast Corp.	2.350%	1/15/27	51,581	49,383
[7]	Cox Communications Inc.	3.150%	8/15/24	9,327	9,145
[7]	CSC Holdings LLC	5.375%	2/1/28	4,745	4,506
[7]	CSC Holdings LLC	6.500%	2/1/29	3,000	2,899
[7]	CSC Holdings LLC	4.625%	12/1/30	4,395	3,341
[7]	Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	15,531
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,810	10,805
[7]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,523	1,423
	Discovery Communications LLC	2.950%	3/20/23	55,062	54,894
	Discovery Communications LLC	3.800%	3/13/24	62,824	62,602
	Discovery Communications LLC	3.900%	11/15/24	28,005	27,715
	Discovery Communications LLC	3.450%	3/15/25	5,993	5,854
	Discovery Communications LLC	3.950%	6/15/25	6,790	6,731
	Discovery Communications LLC	4.900%	3/11/26	77,970	79,572
[7]	DISH DBS Corp.	5.250%	12/1/26	2,413	2,067
	Expedia Group Inc.	5.000%	2/15/26	15,700	15,876
	Fox Corp.	4.030%	1/25/24	46,216	46,411
	Fox Corp.	3.050%	4/7/25	61,451	60,130
[7]	Frontier Communications Holdings LLC	5.875%	10/15/27	988	973
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	5,208	4,892
[10]	Global Switch Holdings Ltd.	4.375%	12/13/22	19,190	23,446
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,672	6,679
	Level 3 Financing Inc.	5.250%	3/15/26	1,523	1,510
[7]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	1,505
[7]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	1,306
[7]	Level 3 Financing Inc.	3.625%	1/15/29	2,350	1,970
[7]	Magallanes Inc.	3.428%	3/15/24	93,475	92,030
[7]	Magallanes Inc.	3.638%	3/15/25	77,840	76,301
[7]	Magallanes Inc.	3.755%	3/15/27	240,981	231,648
	Netflix Inc.	5.875%	2/15/25	1,455	1,510
[7]	Netflix Inc.	3.625%	6/15/25	12,468	12,268
	Netflix Inc.	4.375%	11/15/26	7,179	7,183
	Netflix Inc.	4.875%	4/15/28	10,180	10,097
	Netflix Inc.	5.875%	11/15/28	354	365
[7]	Nexstar Media Inc.	5.625%	7/15/27	3,875	3,876
[7]	Nexstar Media Inc.	4.750%	11/1/28	2,898	2,700
[7]	NTT Finance Corp.	0.583%	3/1/24	45,780	43,705
[7]	NTT Finance Corp.	1.162%	4/3/26	87,855	80,365
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	21,523
	Ooredoo International Finance Ltd.	3.250%	2/21/23	16,700	16,687
	Paramount Global Inc.	4.750%	5/15/25	57,148	58,177
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global Inc.	4.000%	1/15/26	10,167	10,176
[7]	Rogers Communications Inc.	3.200%	3/15/27	38,720	37,836
[7]	Sirius XM Radio Inc.	3.125%	9/1/26	1,215	1,144
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	700	694
[7]	Sirius XM Radio Inc.	4.000%	7/15/28	825	766
[7]	Sky Ltd.	3.750%	9/16/24	48,460	48,592
[9]	Sky Ltd.	2.500%	9/15/26	22,015	23,299
	Sprint Corp.	7.125%	6/15/24	10,496	10,993
	Sprint Corp.	7.625%	3/1/26	3,640	3,992
	Take-Two Interactive Software Inc.	3.300%	3/28/24	23,520	23,430
	Take-Two Interactive Software Inc.	3.550%	4/14/25	24,260	24,088
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,100	28,832
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	8,993
	T-Mobile USA Inc.	3.500%	4/15/25	308,141	304,744
	T-Mobile USA Inc.	1.500%	2/15/26	54,009	49,846
	T-Mobile USA Inc.	2.250%	2/15/26	14,835	13,849
	T-Mobile USA Inc.	3.750%	4/15/27	253	249
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	55	55
	VeriSign Inc.	5.250%	4/1/25	28,080	28,603
	Verizon Communications Inc.	0.850%	11/20/25	38,220	35,233
	Verizon Communications Inc.	1.450%	3/20/26	118,945	111,330
	Verizon Communications Inc.	2.625%	8/15/26	19,430	18,845
	Verizon Communications Inc.	4.125%	3/16/27	43,582	44,590
	Verizon Communications Inc.	3.000%	3/22/27	55,195	53,843
	Verizon Communications Inc.	2.100%	3/22/28	43,312	39,693
[7]	Videotron Ltd.	5.125%	4/15/27	1,875	1,819
	Vodafone Group plc	3.750%	1/16/24	132,231	133,039
	Vodafone Group plc	4.125%	5/30/25	22,338	22,612
	Walt Disney Co.	3.350%	3/24/25	65,463	65,701
	Walt Disney Co.	3.700%	10/15/25	4,006	4,048
	Walt Disney Co.	1.750%	1/13/26	51,005	48,492
	Walt Disney Co.	3.375%	11/15/26	43,428	43,281
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	5,320	4,660
					3,532,884
Consumer Discretionary (5.5%)
[7]	1011778 BC ULC / New Red Finance Inc.	5.750%	4/15/25	761	770
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	3,456	3,253
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,974	1,834
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	6,349	5,911
	American Honda Finance Corp.	1.950%	5/10/23	26,550	26,307
	American Honda Finance Corp.	0.875%	7/7/23	31,700	31,001
	American Honda Finance Corp.	3.625%	10/10/23	35,000	35,193
	American Honda Finance Corp.	0.550%	7/12/24	96,050	91,093
	American Honda Finance Corp.	0.750%	8/9/24	14,895	14,168
	American Honda Finance Corp.	2.150%	9/10/24	25,448	24,837
[9]	American Honda Finance Corp.	1.950%	10/18/24	14,575	15,098
	American Honda Finance Corp.	1.200%	7/8/25	47,476	44,612
	Asbury Automotive Group Inc.	4.500%	3/1/28	7,269	6,735
	AutoZone Inc.	3.625%	4/15/25	50,197	50,173
	AutoZone Inc.	3.750%	6/1/27	15,500	15,484
[7]	BMW US Capital LLC	0.800%	4/1/24	10,125	9,711
[7]	BMW US Capital LLC	1.250%	8/12/26	24,500	22,296
[7]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,772
	Brunswick Corp.	0.850%	8/18/24	34,250	32,002
[7]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,417
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	3,065	3,065
[7]	Carnival Corp.	4.000%	8/1/28	3,690	3,216
[7]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	11,865	11,951

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,531
[7]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,685
[7]	Clarios Global LP	6.750%	5/15/25	2,269	2,278
[7]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	1,620	1,635
[7]	Daimler Finance North America LLC	3.650%	2/22/24	26,000	25,934
[7]	Daimler Finance North America LLC	0.750%	3/1/24	122,615	117,313
[7]	Daimler Finance North America LLC	2.700%	6/14/24	38,000	37,345
[7]	Daimler Finance North America LLC	1.450%	3/2/26	63,000	58,203
	DR Horton Inc.	2.600%	10/15/25	20,559	19,640
	DR Horton Inc.	1.300%	10/15/26	17,480	15,458
	eBay Inc.	1.400%	5/10/26	28,500	26,257
[7]	ERAC USA Finance LLC	2.700%	11/1/23	54,880	54,124
[7]	ERAC USA Finance LLC	3.850%	11/15/24	37,894	37,608
[7]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	18,423
[7]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,878
	Ford Motor Credit Co. LLC	5.125%	6/16/25	2,745	2,736
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,195	1,170
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,395	8,964
	Ford Motor Credit Co. LLC	2.700%	8/10/26	6,095	5,545
	Ford Motor Credit Co. LLC	4.950%	5/28/27	16,975	16,677
	Ford Motor Credit Co. LLC	4.125%	8/17/27	6,703	6,351
	Ford Motor Credit Co. LLC	3.815%	11/2/27	993	911
	General Motors Co.	4.875%	10/2/23	32,904	33,294
	General Motors Co.	5.400%	10/2/23	55,240	56,210
	General Motors Co.	6.125%	10/1/25	112,477	118,257
	General Motors Financial Co. Inc.	4.250%	5/15/23	36,300	36,471
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,513
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,250	45,965
	General Motors Financial Co. Inc.	3.950%	4/13/24	51,061	50,990
	General Motors Financial Co. Inc.	1.200%	10/15/24	33,600	31,445
	General Motors Financial Co. Inc.	3.500%	11/7/24	37,585	37,021
	General Motors Financial Co. Inc.	4.000%	1/15/25	4,900	4,859
	General Motors Financial Co. Inc.	2.900%	2/26/25	39,315	38,070
	General Motors Financial Co. Inc.	4.350%	4/9/25	64,015	64,144
	General Motors Financial Co. Inc.	2.750%	6/20/25	21,853	20,938
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	138,325
	General Motors Financial Co. Inc.	5.250%	3/1/26	29,409	30,030
	General Motors Financial Co. Inc.	4.000%	10/6/26	14,131	13,882
	General Motors Financial Co. Inc.	2.350%	2/26/27	53,440	48,239
	General Motors Financial Co. Inc.	5.000%	4/9/27	34,965	35,087
[4]	General Motors Financial Co. Inc.	3.640%	4/16/27	29,050	29,262
	General Motors Financial Co. Inc.	2.700%	8/20/27	12,296	11,081
[4]	General Motors Financial Co. Inc.	3.710%	12/16/27	15,490	15,615
	Genuine Parts Co.	1.750%	2/1/25	8,244	7,859
[7]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	14,076
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	105,556	96,472
	Harley-Davidson Inc.	3.500%	7/28/25	16,500	16,246
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,983
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	869
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	2,935	2,664
	Honda Motor Co. Ltd.	2.271%	3/10/25	28,570	27,790
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	36,976
	Hyatt Hotels Corp.	1.300%	10/1/23	38,800	37,517
[7]	International Game Technology plc	4.125%	4/15/26	1,855	1,771
[7]	International Game Technology plc	6.250%	1/15/27	540	547
	Lennar Corp.	4.875%	12/15/23	10,500	10,619
	Lennar Corp.	4.500%	4/30/24	34,650	34,774
	Lennar Corp.	5.875%	11/15/24	19,400	19,983
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lennar Corp.	4.750%	5/30/25	22,084	22,360
	Lennar Corp.	5.250%	6/1/26	52,647	54,036
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,985	11,287
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,509
	Lowe's Cos. Inc.	3.350%	4/1/27	18,020	17,886
	Marriott International Inc.	3.750%	10/1/25	15,325	15,176
	Marriott International Inc.	3.125%	6/15/26	6,390	6,164
[7]	Mattel Inc.	5.875%	12/15/27	9,219	9,424
	McDonald's Corp.	3.300%	7/1/25	25,701	25,702
	McDonald's Corp.	1.450%	9/1/25	24,300	23,032
[9]	McDonald's Corp.	2.875%	12/17/25	1,300	1,365
	McDonald's Corp.	3.500%	7/1/27	21,500	21,528
[7]	Meritage Homes Corp.	3.875%	4/15/29	1,775	1,589
[7]	NCL Corp Ltd.	5.875%	2/15/27	1,298	1,193
[7]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	50,400	47,604
[7]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	22,219
[7]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	72,750	64,216
[7]	Nissan Motor Acceptance Co. LLC	1.850%	9/16/26	68,035	58,551
[7]	Nissan Motor Co. Ltd.	3.043%	9/15/23	105,000	103,527
[7]	Nissan Motor Co. Ltd.	3.522%	9/17/25	120,512	115,931
[7]	Penn National Gaming Inc.	5.625%	1/15/27	1,225	1,137
	Ross Stores Inc.	0.875%	4/15/26	30,575	27,693
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	592	605
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	706	754
	Starbucks Corp.	2.000%	3/12/27	3,813	3,557
[7]	Stellantis Finance US Inc.	1.711%	1/29/27	10,685	9,466
[9]	Stellantis NV	3.875%	1/5/26	700	748
	TJX Cos. Inc.	2.250%	9/15/26	2,011	1,936
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,860	4,870
	Toll Brothers Finance Corp.	4.875%	3/15/27	6,805	6,725
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,490	2,374
[9]	Toyota Finance Australia Ltd.	2.280%	10/21/27	300	313
	Toyota Motor Credit Corp.	2.500%	3/22/24	37,760	37,365
	Toyota Motor Credit Corp.	1.450%	1/13/25	46,070	44,170
	Toyota Motor Credit Corp.	3.000%	4/1/25	39,050	38,746
	Toyota Motor Credit Corp.	3.950%	6/30/25	43,920	44,608
	Toyota Motor Credit Corp.	0.800%	10/16/25	88,560	81,751
	Toyota Motor Credit Corp.	1.900%	1/13/27	67,445	63,285
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	109,266
[9]	Toyota Motor Finance Netherlands BV	3.070%	10/27/25	500	487
[7]	Vail Resorts Inc.	6.250%	5/15/25	9,713	9,931
[9]	Volkswagen Financial Services AG	1.375%	10/16/23	1,200	1,225
[11]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	12,910	8,972
[10]	Volkswagen Financial Services NV	1.125%	9/18/23	30,400	35,878
[7]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	60,335	60,276
[7]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	48,000	47,562
[7]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	36,400	36,192
[7]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	17,700	17,808
[7]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	116,065	111,744
[7]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	22,133	21,586
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,407
[7]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	94,250	85,973
[7]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,807
[9]	Volkswagen Leasing GmbH	1.375%	1/20/25	27,139	27,477

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	14,570	13,818
[7]	William Carter Co.	5.625%	3/15/27	2,947	2,924
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,206	2,041
					3,707,185
Consumer Staples (3.2%)
[7]	7-Eleven Inc.	0.625%	2/10/23	15,820	15,573
[7]	7-Eleven Inc.	0.800%	2/10/24	126,300	120,707
[7]	7-Eleven Inc.	0.950%	2/10/26	67,700	61,021
	Altria Group Inc.	2.350%	5/6/25	58,739	56,578
[9]	Altria Group Inc.	1.700%	6/15/25	9,705	9,583
	Altria Group Inc.	4.400%	2/14/26	16,727	16,902
	Altria Group Inc.	2.625%	9/16/26	25,076	23,828
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	20,831	20,978
	BAT Capital Corp.	3.222%	8/15/24	54,007	53,039
	BAT Capital Corp.	2.789%	9/6/24	9,750	9,472
[10]	BAT Capital Corp.	2.125%	8/15/25	9,705	11,113
	BAT Capital Corp.	3.215%	9/6/26	71,137	67,362
	BAT Capital Corp.	4.700%	4/2/27	10,000	9,893
[7]	BAT International Finance plc	3.950%	6/15/25	75,200	74,383
	BAT International Finance plc	1.668%	3/25/26	133,090	120,547
[10]	BAT International Finance plc	4.000%	9/4/26	2,797	3,319
	Campbell Soup Co.	3.650%	3/15/23	46,173	46,195
	Campbell Soup Co.	3.950%	3/15/25	20,300	20,445
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	15,010	15,118
[7]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	16,000	15,594
	Conagra Brands Inc.	0.500%	8/11/23	8,750	8,459
	Constellation Brands Inc.	4.750%	11/15/24	11,550	11,753
	Constellation Brands Inc.	4.400%	11/15/25	23,350	23,812
	Constellation Brands Inc.	4.750%	12/1/25	4,000	4,090
	Constellation Brands Inc.	3.700%	12/6/26	8,315	8,234
	Constellation Brands Inc.	3.500%	5/9/27	15,790	15,422
	Constellation Brands Inc.	4.350%	5/9/27	53,230	53,918
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	6,634	6,609
[7]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	145,350	143,138
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	58,059	57,034
	J M Smucker Co.	3.500%	3/15/25	9,370	9,379
[7]	JDE Peet's NV	1.375%	1/15/27	36,090	31,527
	Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	15,294
	Keurig Dr Pepper Inc.	0.750%	3/15/24	25,455	24,356
	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,672	11,895
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,748
	Kraft Heinz Foods Co.	3.875%	5/15/27	24,988	24,836
	Kroger Co.	3.850%	8/1/23	3,400	3,410
	Kroger Co.	4.000%	2/1/24	20,700	20,854
	Kroger Co.	3.500%	2/1/26	26,000	25,993
	Kroger Co.	2.650%	10/15/26	620	596
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,154
[9]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	10,533	10,503
	McCormick & Co. Inc.	3.150%	8/15/24	8,764	8,684
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	18,940
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	4,980
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	23,424
[7]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	72,805	70,618
[7]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	19,510	18,328
[7]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	43,453
	Mondelez International Inc.	1.500%	5/4/25	61,425	58,388
	Mondelez International Inc.	2.625%	3/17/27	29,030	27,808
[7]	Nestle Holdings Inc.	3.500%	9/24/25	14,500	14,660
	Pepsico Inc.	3.600%	2/18/28	46,980	47,856
[7]	Performance Food Group Inc.	6.875%	5/1/25	997	1,012
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Performance Food Group Inc.	5.500%	10/15/27	4,340	4,291
[9]	Pernod Ricard SA	1.800%	10/24/23	2,000	2,022
	Philip Morris International Inc.	1.500%	5/1/25	35,300	33,490
	Philip Morris International Inc.	2.750%	2/25/26	15,557	15,042
[9]	Philip Morris International Inc.	2.875%	3/3/26	21,455	22,187
	Philip Morris International Inc.	0.875%	5/1/26	34,000	30,627
[9]	Procter & Gamble Co.	1.125%	11/2/23	1,000	1,026
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	114,068	112,142
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	12,151	11,791
	Reynolds American Inc.	4.450%	6/12/25	149,146	149,284
	Target Corp.	1.950%	1/15/27	23,133	22,053
	Tyson Foods Inc.	3.950%	8/15/24	87,199	87,583
	Tyson Foods Inc.	4.000%	3/1/26	31,486	31,725
					2,166,078
Energy (7.0%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	13,212
	BP Capital Markets America Inc.	3.790%	2/6/24	50,029	50,515
	BP Capital Markets America Inc.	3.194%	4/6/25	46,652	46,652
	BP Capital Markets America Inc.	3.796%	9/21/25	40,135	40,768
	BP Capital Markets America Inc.	3.410%	2/11/26	36,620	36,684
	BP Capital Markets America Inc.	3.119%	5/4/26	63,745	63,130
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	28,061
[9]	BP Capital Markets plc	2.972%	2/27/26	400	425
	BP Capital Markets plc	3.279%	9/19/27	38,808	38,304
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,189
	Canadian Natural Resources Ltd.	3.800%	4/15/24	18,391	18,319
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,950	12,902
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,312	17,286
	Canadian Natural Resources Ltd.	3.850%	6/1/27	24,750	24,217
	Cenovus Energy Inc.	5.375%	7/15/25	109,700	113,862
	Cenovus Energy Inc.	4.250%	4/15/27	34,940	34,921
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	135,880	141,004
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	131,039	134,924
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	53,740
	Cheniere Energy Inc.	4.625%	10/15/28	3,665	3,574
	Chevron Corp.	1.554%	5/11/25	33,324	32,034
	Chevron Corp.	2.954%	5/16/26	4,800	4,770
[7]	CNX Resources Corp.	7.250%	3/14/27	4,850	4,910
	ConocoPhillips Co.	2.400%	3/7/25	23,370	22,832
	Continental Resources Inc.	3.800%	6/1/24	14,571	14,426
[7]	Continental Resources Inc.	2.268%	11/15/26	26,650	24,116
[7]	Coterra Energy Inc.	4.375%	6/1/24	23,830	23,837
[7]	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,878
[7]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,820	2,814
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,854
	Devon Energy Corp.	5.250%	9/15/24	69,058	70,606
	Devon Energy Corp.	5.850%	12/15/25	13,303	13,933
	Diamondback Energy Inc.	3.250%	12/1/26	76,025	75,169
[7]	DT Midstream Inc.	4.125%	6/15/29	3,795	3,496
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	6,378	6,353
	Ecopetrol SA	5.875%	9/18/23	9,009	9,111
	Ecopetrol SA	4.125%	1/16/25	11,959	11,521
	Empresa Nacional del Petroleo	4.375%	10/30/24	22,304	22,316
	Empresa Nacional del Petroleo	3.750%	8/5/26	13,839	12,913
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,039
	Enable Midstream Partners LP	3.900%	5/15/24	6,970	6,941
	Enable Midstream Partners LP	4.400%	3/15/27	48,450	48,006
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	26,183
	Enbridge Inc.	4.000%	10/1/23	32,750	32,844
	Enbridge Inc.	3.500%	6/10/24	36,445	36,379
	Enbridge Inc.	2.500%	1/15/25	32,322	31,389
	Enbridge Inc.	2.500%	2/14/25	9,714	9,406

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	1.600%	10/4/26	29,100	26,540
	Enbridge Inc.	4.250%	12/1/26	4,461	4,510
	Enbridge Inc.	3.700%	7/15/27	19,646	19,289
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	1,179	1,191
	Energy Transfer LP	3.450%	1/15/23	16,340	16,299
	Energy Transfer LP	3.600%	2/1/23	2,916	2,908
	Energy Transfer LP	4.250%	3/15/23	39,423	39,443
	Energy Transfer LP	4.200%	9/15/23	22,372	22,482
	Energy Transfer LP	5.875%	1/15/24	40,015	40,877
	Energy Transfer LP	4.900%	2/1/24	40,324	40,673
	Energy Transfer LP	4.250%	4/1/24	43,668	43,658
	Energy Transfer LP	4.500%	4/15/24	40,686	40,855
	Energy Transfer LP	4.050%	3/15/25	53,734	53,313
	Energy Transfer LP	5.950%	12/1/25	10,655	11,073
	Energy Transfer LP	4.750%	1/15/26	3,155	3,179
	Energy Transfer LP	5.500%	6/1/27	7,831	8,095
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	85,463	85,460
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	107,739	108,114
[7]	Eni SpA	4.000%	9/12/23	77,305	77,100
[7]	EnLink Midstream LLC	5.625%	1/15/28	865	841
	EnLink Midstream Partners LP	4.850%	7/15/26	2,915	2,884
	Enterprise Products Operating LLC	3.900%	2/15/24	28,502	28,592
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	31,503
[7]	EQM Midstream Partners LP	6.000%	7/1/25	1,067	1,069
[7]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,507
	EQT Corp.	6.125%	2/1/25	18,158	18,919
[7]	EQT Corp.	3.125%	5/15/26	2,748	2,645
	EQT Corp.	3.900%	10/1/27	22,500	21,896
	Exxon Mobil Corp.	2.992%	3/19/25	27,951	27,832
	Exxon Mobil Corp.	3.043%	3/1/26	30,225	30,141
	Exxon Mobil Corp.	2.275%	8/16/26	20,813	20,178
[9]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	2,600	1,143
[9]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	15,630	6,629
[9]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	3,400	1,425
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,874
	Harvest Operations Corp.	1.000%	4/26/24	19,240	18,364
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	2,095	1,905
	KazMunayGas National Co. JSC	4.750%	4/24/25	4,790	4,624
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	2,330
	KazTransGas JSC	4.375%	9/26/27	2,699	2,385
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,015	11,054
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	17,184	17,285
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,172
	Kinder Morgan Inc.	3.150%	1/15/23	88,311	88,149
[7]	Kinder Morgan Inc.	5.625%	11/15/23	24,415	24,806
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	26,098
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	26,438
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	31,669
	Marathon Petroleum Corp.	4.700%	5/1/25	108,547	110,678
	Marathon Petroleum Corp.	5.125%	12/15/26	55,600	57,615
	MPLX LP	3.500%	12/1/22	41,490	41,462
	MPLX LP	3.375%	3/15/23	15,115	15,093
	MPLX LP	4.875%	12/1/24	29,939	30,423
	MPLX LP	4.875%	6/1/25	20,170	20,529
	MPLX LP	1.750%	3/1/26	85,686	78,881
	Newfield Exploration Co.	5.375%	1/1/26	32,854	33,493
	Nustar Logistics LP	5.750%	10/1/25	4,110	3,994
	Occidental Petroleum Corp.	6.950%	7/1/24	3,899	4,090
	Occidental Petroleum Corp.	5.875%	9/1/25	4,445	4,578
	Occidental Petroleum Corp.	5.500%	12/1/25	2,665	2,726
	ONEOK Inc.	2.750%	9/1/24	43,924	42,753
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	2.200%	9/15/25	20,076	18,857
	ONEOK Inc.	5.850%	1/15/26	13,718	14,352
	ONEOK Partners LP	5.000%	9/15/23	26,043	26,298
	ONEOK Partners LP	4.900%	3/15/25	9,680	9,805
	Pertamina Persero PT	4.300%	5/20/23	50,622	50,842
	Pertamina Persero PT	1.400%	2/9/26	19,433	17,527
	Phillips 66	3.700%	4/6/23	23,599	23,652
	Phillips 66	0.900%	2/15/24	24,185	23,274
	Phillips 66	3.850%	4/9/25	18,475	18,676
	Phillips 66	1.300%	2/15/26	31,103	28,610
[7]	Phillips 66 Co.	3.605%	2/15/25	21,326	21,227
	Pioneer Natural Resources Co.	0.550%	5/15/23	29,500	28,828
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	28,353
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	18,518	18,464
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	30,637	30,161
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	60,277	60,466
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	29,478
[7]	SA Global Sukuk Ltd.	0.946%	6/17/24	34,667	32,951
	SA Global Sukuk Ltd.	0.946%	6/17/24	30,376	28,946
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	83,467	83,982
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	55,698	56,895
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	113,890	117,208
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	78,820	82,366
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	15,322	15,612
[7]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,079	2,986
	Saudi Arabian Oil Co.	1.250%	11/24/23	550	534
	Saudi Arabian Oil Co.	2.875%	4/16/24	14,780	14,595
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	23,701	22,374
	Shell International Finance BV	3.250%	5/11/25	34,824	34,866
	Shell International Finance BV	2.875%	5/10/26	17,236	16,945
[7]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	21,800	22,112
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	30,630	31,048
[7]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	29,921	29,701
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	10,000	9,920
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	38,173	38,145
[7,12]	Southern Gas Corridor CJSC	6.875%	3/24/26	3,151	3,311
[12]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,449	10,953
	Spectra Energy Partners LP	4.750%	3/15/24	11,420	11,563
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	11,868
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	19,713
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	6,595	6,606
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	13,256	12,954
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	1,760	1,811
	TotalEnergies Capital International SA	2.434%	1/10/25	58,447	57,485
	TransCanada PipeLines Ltd.	3.750%	10/16/23	28,622	28,650
	TransCanada PipeLines Ltd.	1.000%	10/12/24	110,665	104,051
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	29,194
	Valero Energy Corp.	2.850%	4/15/25	23,370	22,779
	Valero Energy Corp.	3.400%	9/15/26	22,560	22,097
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,589
	Western Midstream Operating LP	4.300%	2/1/30	5,530	5,142
	Williams Cos. Inc.	3.700%	1/15/23	31,010	30,991
	Williams Cos. Inc.	4.500%	11/15/23	78,400	79,003
	Williams Cos. Inc.	4.300%	3/4/24	13,600	13,669
	Williams Cos. Inc.	4.550%	6/24/24	114,409	115,669
	Williams Cos. Inc.	4.000%	9/15/25	9,899	9,875

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	3.750%	6/15/27	9,700	9,527
					4,699,052
Financials (29.3%)
[7]	ABN AMRO Bank NV	1.542%	6/16/27	53,430	47,697
	ABN AMRO Bank NV	4.400%	3/27/28	22,000	21,857
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	27,850	27,718
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	48,935	48,627
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	88,419	88,377
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	116,350	111,728
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	57,761	56,188
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	50,233	48,190
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	172,300	160,222
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	87,100	80,894
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	27,615	26,600
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	24,230	25,059
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	37,600	36,797
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	67,476	59,783
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	63,280	56,465
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	9,662
	Aflac Inc.	3.250%	3/17/25	5,820	5,798
	Aflac Inc.	1.125%	3/15/26	19,645	18,022
	Air Lease Corp.	2.750%	1/15/23	7,588	7,544
	Air Lease Corp.	3.875%	7/3/23	10,700	10,619
	Air Lease Corp.	4.250%	2/1/24	18,766	18,716
	Air Lease Corp.	2.300%	2/1/25	42,260	40,050
	Air Lease Corp.	3.250%	3/1/25	2,910	2,825
	Air Lease Corp.	3.375%	7/1/25	56,433	54,469
	Air Lease Corp.	2.875%	1/15/26	82,135	77,079
	Air Lease Corp.	3.750%	6/1/26	4,000	3,835
	Air Lease Corp.	1.875%	8/15/26	5,292	4,716
	Air Lease Corp.	2.200%	1/15/27	29,100	25,968
	Aircastle Ltd.	4.400%	9/25/23	4,850	4,801
	Aircastle Ltd.	4.125%	5/1/24	6,790	6,650
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	120	114
	Allstate Corp.	0.750%	12/15/25	17,162	15,634
	Ally Financial Inc.	3.875%	5/21/24	46,379	46,221
	Ally Financial Inc.	5.125%	9/30/24	1,655	1,689
	Ally Financial Inc.	4.625%	3/30/25	3,814	3,859
	Ally Financial Inc.	5.800%	5/1/25	1,940	2,020
	Ally Financial Inc.	5.750%	11/20/25	4,850	4,907
	Ally Financial Inc.	4.750%	6/9/27	29,100	28,771
	American Express Co.	3.400%	2/22/24	27,837	27,776
	American Express Co.	3.375%	5/3/24	40,840	40,764
	American Express Co.	2.500%	7/30/24	73,801	72,452
	American Express Co.	3.000%	10/30/24	36,577	36,234
	American Express Co.	2.250%	3/4/25	21,382	20,733
	American Express Co.	3.950%	8/1/25	155,000	156,388
	American Express Co.	4.200%	11/6/25	16,315	16,751
	American Express Co.	3.125%	5/20/26	6,545	6,470
	American Express Co.	2.550%	3/4/27	53,087	50,673
	American International Group Inc.	2.500%	6/30/25	98,917	95,424
	American International Group Inc.	3.900%	4/1/26	18,700	18,712
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	20,317
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	11,339
[7]	Antares Holdings LP	3.950%	7/15/26	20,925	18,800
[7]	Antares Holdings LP	2.750%	1/15/27	23,100	19,162
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	25,676
	Aon plc	4.000%	11/27/23	27,482	27,667
	Aon plc	3.500%	6/14/24	42,490	42,490
	Aon plc	3.875%	12/15/25	10,782	10,835
[7]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	4,780
	Ares Capital Corp.	2.150%	7/15/26	29,000	25,151
[7]	Athene Global Funding	1.200%	10/13/23	33,041	31,921
[7]	Athene Global Funding	0.950%	1/8/24	34,970	33,387
[7]	Athene Global Funding	0.914%	8/19/24	11,320	10,534
[9]	Athene Global Funding	1.125%	9/2/25	50,358	49,472
[7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	80,579	76,279
[8,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	4.251%	7/26/29	55,206	38,611
[10]	Aviva plc	6.125%	11/14/36	7,200	9,229
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	30,875	26,858
[7]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	30,990	28,716
[7]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	1,877	1,757
[9]	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	3,000	3,057
[10]	Banco Santander SA	2.750%	9/12/23	1,000	1,208
	Banco Santander SA	2.706%	6/27/24	78,400	76,820
	Banco Santander SA	0.701%	6/30/24	16,085	15,547
	Banco Santander SA	2.746%	5/28/25	60,170	57,431
	Banco Santander SA	5.179%	11/19/25	5,225	5,278
	Banco Santander SA	1.849%	3/25/26	29,250	26,598
	Banco Santander SA	1.722%	9/14/27	22,000	19,378
[8,11]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	3.841%	1/19/23	14,400	10,083
	Bank of America Corp.	3.550%	3/5/24	102,866	102,697
	Bank of America Corp.	0.523%	6/14/24	21,300	20,663
	Bank of America Corp.	3.864%	7/23/24	43,351	43,259
	Bank of America Corp.	4.200%	8/26/24	20,427	20,660
	Bank of America Corp.	0.810%	10/24/24	59,850	57,426
	Bank of America Corp.	4.000%	1/22/25	93,985	94,302
	Bank of America Corp.	1.843%	2/4/25	104,570	101,277
	Bank of America Corp.	3.458%	3/15/25	9,700	9,585
	Bank of America Corp.	3.950%	4/21/25	81,301	81,396
	Bank of America Corp.	0.976%	4/22/25	88,863	84,284
	Bank of America Corp.	3.841%	4/25/25	24,300	24,214
	Bank of America Corp.	3.875%	8/1/25	4,645	4,704
	Bank of America Corp.	0.981%	9/25/25	49,430	46,103
	Bank of America Corp.	3.093%	10/1/25	79,845	77,761
	Bank of America Corp.	2.456%	10/22/25	19,250	18,503
	Bank of America Corp.	3.366%	1/23/26	52,553	51,366
	Bank of America Corp.	2.015%	2/13/26	51,370	48,670
	Bank of America Corp.	4.450%	3/3/26	53,863	54,639
	Bank of America Corp.	3.384%	4/2/26	111,500	109,018
	Bank of America Corp.	1.319%	6/19/26	84,240	77,665
	Bank of America Corp.	4.827%	7/22/26	127,600	129,607
	Bank of America Corp.	4.250%	10/22/26	27,110	27,397
	Bank of America Corp.	1.197%	10/24/26	43,560	39,564
	Bank of America Corp.	1.658%	3/11/27	48,515	44,306
	Bank of America Corp.	3.559%	4/23/27	28,110	27,427
	Bank of America Corp.	1.734%	7/22/27	138,145	125,321
	Bank of America Corp.	3.248%	10/21/27	23,208	22,424
	Bank of America Corp.	3.824%	1/20/28	50,329	49,371
	Bank of America Corp.	2.551%	2/4/28	55,500	51,579
	Bank of America Corp.	4.376%	4/27/28	27,500	27,599
	Bank of America Corp.	4.948%	7/22/28	56,635	58,252
	Bank of Montreal	3.300%	2/5/24	16,647	16,624
	Bank of Montreal	0.625%	7/9/24	35,900	34,035
	Bank of Montreal	3.700%	6/7/25	21,225	21,258
	Bank of Montreal	1.250%	9/15/26	27,680	25,154
	Bank of Montreal	0.949%	1/22/27	24,275	21,974
	Bank of Montreal	2.650%	3/8/27	12,686	12,070
	Bank of Montreal	4.338%	10/5/28	95,383	95,423

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	1.600%	4/24/25	13,370	12,745
	Bank of New York Mellon Corp.	4.414%	7/24/26	53,975	54,872
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,700	9,351
	Bank of New York Mellon Corp.	3.442%	2/7/28	45,782	44,959
	Bank of Nova Scotia	0.700%	4/15/24	18,568	17,683
	Bank of Nova Scotia	0.650%	7/31/24	25,170	23,760
	Bank of Nova Scotia	1.450%	1/10/25	21,605	20,568
	Bank of Nova Scotia	2.200%	2/3/25	59,127	57,173
	Bank of Nova Scotia	3.450%	4/11/25	42,075	41,794
	Bank of Nova Scotia	1.300%	6/11/25	39,410	37,051
	Bank of Nova Scotia	4.500%	12/16/25	47,180	47,648
	Bank of Nova Scotia	1.050%	3/2/26	62,795	57,310
	Bank of Nova Scotia	1.350%	6/24/26	55,050	50,595
	Bank of Nova Scotia	2.700%	8/3/26	32,080	30,835
	Bank of Nova Scotia	1.300%	9/15/26	17,300	15,663
[7]	Bank of Nova Scotia	1.188%	10/13/26	12,750	11,663
	Bank of Nova Scotia	1.950%	2/2/27	38,800	35,729
[10]	Barclays plc	3.125%	1/17/24	14,575	17,604
	Barclays plc	4.375%	9/11/24	55,709	55,494
	Barclays plc	1.007%	12/10/24	48,910	46,565
	Barclays plc	3.650%	3/16/25	38,535	37,952
	Barclays plc	3.932%	5/7/25	51,325	50,526
	Barclays plc	4.375%	1/12/26	56,898	57,080
	Barclays plc	2.852%	5/7/26	28,346	26,905
[10]	Barclays plc	3.000%	5/8/26	500	585
	Barclays plc	5.200%	5/12/26	56,505	57,057
	Barclays plc	2.279%	11/24/27	31,350	28,078
[7]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	3,254	2,891
[7]	BPCE SA	5.700%	10/22/23	29,100	29,433
[7]	BPCE SA	2.375%	1/14/25	33,030	31,519
[7]	BPCE SA	1.000%	1/20/26	30,245	27,220
[7]	BPCE SA	2.045%	10/19/27	33,900	30,319
[8,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	3.351%	4/26/23	11,840	8,298
	Brookfield Asset Management Inc.	4.000%	1/15/25	7,680	7,695
	Brown & Brown Inc.	4.200%	9/15/24	33,202	33,284
[9]	CaixaBank SA	0.750%	7/10/26	1,000	977
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	37,472	37,101
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	49,385	49,485
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	72,565	66,217
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	37,200	36,512
	Capital One Bank USA NA	2.280%	1/28/26	48,130	46,042
	Capital One Financial Corp.	3.500%	6/15/23	1,210	1,210
	Capital One Financial Corp.	3.750%	4/24/24	15,000	15,002
[9]	Capital One Financial Corp.	0.800%	6/12/24	14,500	14,427
	Capital One Financial Corp.	3.300%	10/30/24	14,500	14,296
	Capital One Financial Corp.	1.343%	12/6/24	20,900	20,056
	Capital One Financial Corp.	4.166%	5/9/25	48,400	48,083
	Capital One Financial Corp.	4.200%	10/29/25	23,563	23,595
	Capital One Financial Corp.	2.636%	3/3/26	72,400	68,925
	Capital One Financial Corp.	3.750%	3/9/27	23,488	23,104
	Capital One Financial Corp.	3.650%	5/11/27	9,535	9,296
	Capital One Financial Corp.	1.878%	11/2/27	48,500	43,396
	Capital One Financial Corp.	4.927%	5/10/28	38,800	39,196
	Charles Schwab Corp.	3.625%	4/1/25	44,839	45,051
	Charles Schwab Corp.	3.850%	5/21/25	49,262	50,117
	Charles Schwab Corp.	0.900%	3/11/26	26,115	24,020
	Charles Schwab Corp.	1.150%	5/13/26	29,150	26,861
	Charles Schwab Corp.	2.450%	3/3/27	42,975	41,150
	Charles Schwab Corp.	3.300%	4/1/27	20,174	20,046
	Chubb INA Holdings Inc.	3.350%	5/15/24	51,810	52,052
[9]	Chubb INA Holdings Inc.	0.300%	12/15/24	21,768	21,615
	Chubb INA Holdings Inc.	3.150%	3/15/25	12,265	12,234
	Chubb INA Holdings Inc.	3.350%	5/3/26	50,778	50,867
[9]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	2,300	2,149
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.500%	5/15/23	18,000	18,019
[9]	Citigroup Inc.	0.750%	10/26/23	1,000	1,015
[10]	Citigroup Inc.	2.750%	1/24/24	1,100	1,330
	Citigroup Inc.	0.776%	10/30/24	25,890	24,836
	Citigroup Inc.	3.875%	3/26/25	26,482	26,462
	Citigroup Inc.	3.352%	4/24/25	74,969	74,078
	Citigroup Inc.	3.300%	4/27/25	11,650	11,607
	Citigroup Inc.	0.981%	5/1/25	29,145	27,609
	Citigroup Inc.	4.140%	5/24/25	39,168	39,212
	Citigroup Inc.	4.400%	6/10/25	28,325	28,616
	Citigroup Inc.	5.500%	9/13/25	2,615	2,728
	Citigroup Inc.	1.281%	11/3/25	19,100	17,872
	Citigroup Inc.	2.014%	1/25/26	33,690	32,023
	Citigroup Inc.	4.600%	3/9/26	54,490	55,617
	Citigroup Inc.	3.106%	4/8/26	92,165	89,667
	Citigroup Inc.	3.400%	5/1/26	19,200	18,942
	Citigroup Inc.	3.200%	10/21/26	74,703	73,038
	Citigroup Inc.	4.300%	11/20/26	31,424	31,809
	Citigroup Inc.	1.122%	1/28/27	38,800	34,853
	Citigroup Inc.	1.462%	6/9/27	81,460	73,355
	Citigroup Inc.	3.887%	1/10/28	20,360	19,963
	Citigroup Inc.	3.070%	2/24/28	48,400	45,960
	Citigroup Inc.	4.658%	5/24/28	30,920	31,330
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	22,649
[8,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	3.306%	9/10/30	7,300	5,016
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	9,920	9,674
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	18,745
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	46,870
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	33,940	30,298
[7]	Cooperatieve Rabobank UA	1.980%	12/15/27	24,200	21,910
[7]	Corebridge Financial Inc.	3.500%	4/4/25	54,043	52,885
[7]	Corebridge Financial Inc.	3.650%	4/5/27	74,650	71,875
[10]	Credit Agricole SA	7.375%	12/18/23	21,000	26,710
	Credit Suisse AG	0.495%	2/2/24	8,730	8,303
	Credit Suisse AG	3.625%	9/9/24	59,410	58,662
	Credit Suisse AG	3.700%	2/21/25	20,050	19,783
	Credit Suisse AG	2.950%	4/9/25	28,600	27,675
[9]	Credit Suisse AG	0.250%	1/5/26	400	376
[9]	Credit Suisse AG	1.500%	4/10/26	15,000	14,703
	Credit Suisse AG	1.250%	8/7/26	38,800	34,544
	Credit Suisse Group AG	3.800%	6/9/23	56,320	56,114
[7]	Credit Suisse Group AG	4.207%	6/12/24	62,630	62,018
	Credit Suisse Group AG	3.750%	3/26/25	7,161	6,947
[8,11]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	2.713%	3/8/24	9,240	6,395
[7]	Danske Bank A/S	1.226%	6/22/24	19,333	18,272
[7]	Danske Bank A/S	0.976%	9/10/25	35,590	32,977
[7]	Danske Bank A/S	1.549%	9/10/27	17,442	15,502
[9]	Danske Bank A/S	1.000%	5/15/31	4,500	4,122
[9]	de Volksbank NV	0.250%	6/22/26	27,200	25,548
	Deutsche Bank AG	0.962%	11/8/23	13,600	13,104
	Deutsche Bank AG	0.898%	5/28/24	43,600	41,131
	Deutsche Bank AG	2.222%	9/18/24	27,415	26,493
	Deutsche Bank AG	1.447%	4/1/25	29,140	27,314
	Deutsche Bank AG	1.686%	3/19/26	19,425	17,755
	Deutsche Bank AG	2.129%	11/24/26	70,800	63,453
	Deutsche Bank AG	2.311%	11/16/27	45,176	39,264
	Deutsche Bank AG	2.552%	1/7/28	38,800	34,042
[7,13]	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,799
	Discover Bank	4.200%	8/8/23	36,694	36,872
	Discover Bank	2.450%	9/12/24	34,165	32,896
	Discover Bank	3.450%	7/27/26	25,725	24,590
	Discover Bank	4.682%	8/9/28	14,450	14,054
	Discover Financial Services	3.950%	11/6/24	4,535	4,528
	Discover Financial Services	3.750%	3/4/25	5,085	5,058
	Discover Financial Services	4.500%	1/30/26	9,700	9,718

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	DNB Bank ASA	1.127%	9/16/26	41,460	37,589
	Equitable Holdings Inc.	3.900%	4/20/23	29,609	29,711
[7]	F&G Global Funding	0.900%	9/20/24	10,936	10,129
[7]	F&G Global Funding	1.750%	6/30/26	18,649	16,884
[9]	FCA Bank SpA	0.125%	11/16/23	3,000	3,010
[7]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	27,753	28,503
	Fifth Third Bancorp	3.650%	1/25/24	29,100	29,140
	Fifth Third Bank NA	3.850%	3/15/26	2,000	1,987
	First American Financial Corp.	4.600%	11/15/24	6,790	6,791
	First-Citizens Bank & Trust Co.	3.929%	6/19/24	8,221	8,178
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	16,692	16,092
[7]	Five Corners Funding Trust	4.419%	11/15/23	78,622	79,021
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	16,312
[7]	GA Global Funding Trust	1.000%	4/8/24	27,124	25,651
	GATX Corp.	3.250%	3/30/25	2,109	2,070
	GATX Corp.	3.250%	9/15/26	9,710	9,412
	Goldman Sachs Group Inc.	0.627%	11/17/23	48,475	48,022
	Goldman Sachs Group Inc.	3.625%	2/20/24	42,205	42,290
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,010	29,218
	Goldman Sachs Group Inc.	0.673%	3/8/24	17,035	16,685
	Goldman Sachs Group Inc.	3.000%	3/15/24	29,490	29,218
[9]	Goldman Sachs Group Inc.	1.375%	5/15/24	1,000	1,016
	Goldman Sachs Group Inc.	3.850%	7/8/24	18,667	18,774
	Goldman Sachs Group Inc.	0.657%	9/10/24	158,400	152,183
	Goldman Sachs Group Inc.	3.500%	1/23/25	51,150	51,108
	Goldman Sachs Group Inc.	1.757%	1/24/25	59,080	57,050
	Goldman Sachs Group Inc.	3.500%	4/1/25	89,415	88,928
	Goldman Sachs Group Inc.	3.750%	5/22/25	83,185	83,260
	Goldman Sachs Group Inc.	3.272%	9/29/25	99,376	97,442
	Goldman Sachs Group Inc.	4.250%	10/21/25	61,444	62,271
	Goldman Sachs Group Inc.	0.855%	2/12/26	33,975	31,250
	Goldman Sachs Group Inc.	3.750%	2/25/26	23,883	23,932
[9]	Goldman Sachs Group Inc.	2.875%	6/3/26	19,500	20,276
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	24,679
	Goldman Sachs Group Inc.	1.093%	12/9/26	90,585	81,931
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,300	23,294
	Goldman Sachs Group Inc.	1.431%	3/9/27	97,620	88,242
	Goldman Sachs Group Inc.	1.542%	9/10/27	38,150	34,203
	Goldman Sachs Group Inc.	1.948%	10/21/27	72,690	66,247
	Goldman Sachs Group Inc.	2.640%	2/24/28	49,930	46,494
[10]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	6,771
[8,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.200%	5/16/23	29,170	20,400
[7]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	10,030	9,171
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,782
[14]	HSBC Holdings plc	3.196%	12/5/23	48,400	37,188
[11]	HSBC Holdings plc	3.350%	2/16/24	9,909	6,881
	HSBC Holdings plc	4.250%	3/14/24	49,600	49,724
	HSBC Holdings plc	3.803%	3/11/25	58,275	57,512
	HSBC Holdings plc	0.976%	5/24/25	59,700	55,887
	HSBC Holdings plc	4.250%	8/18/25	41,423	41,175
	HSBC Holdings plc	2.633%	11/7/25	46,895	44,921
	HSBC Holdings plc	4.300%	3/8/26	24,965	25,165
	HSBC Holdings plc	2.999%	3/10/26	47,660	45,829
	HSBC Holdings plc	1.645%	4/18/26	103,654	95,664
	HSBC Holdings plc	3.900%	5/25/26	29,850	29,687
	HSBC Holdings plc	2.099%	6/4/26	127,707	119,136
	HSBC Holdings plc	4.292%	9/12/26	55,223	54,603
	HSBC Holdings plc	1.589%	5/24/27	80,846	72,082
[10]	HSBC Holdings plc	1.750%	7/24/27	8,200	9,212
	HSBC Holdings plc	2.251%	11/22/27	32,800	29,654
	HSBC Holdings plc	4.041%	3/13/28	75,639	73,061
	HSBC Holdings plc	4.755%	6/9/28	18,700	18,547
[8,11]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	2.100%	2/16/24	17,314	12,079
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	8,807
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	3.550%	4/9/24	4,800	4,777
	ING Groep NV	3.950%	3/29/27	24,836	24,275
	ING Groep NV	1.726%	4/1/27	19,420	17,573
	Intercontinental Exchange Inc.	3.650%	5/23/25	26,400	26,604
	Intercontinental Exchange Inc.	3.750%	12/1/25	29,498	29,742
	Intercontinental Exchange Inc.	4.000%	9/15/27	52,800	53,156
[9]	Intesa Sanpaolo SpA	1.375%	1/18/24	2,000	2,023
[7]	Intesa Sanpaolo SpA	3.250%	9/23/24	32,450	31,346
	Invesco Finance plc	4.000%	1/30/24	40,732	40,964
	Invesco Finance plc	3.750%	1/15/26	13,760	13,723
[7]	Jackson Financial Inc.	1.125%	11/22/23	20,940	20,171
	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	15,038
	JPMorgan Chase & Co.	3.875%	9/10/24	3,075	3,094
	JPMorgan Chase & Co.	4.023%	12/5/24	27,732	27,790
	JPMorgan Chase & Co.	0.563%	2/16/25	30,565	28,962
	JPMorgan Chase & Co.	3.220%	3/1/25	116,868	115,674
	JPMorgan Chase & Co.	0.824%	6/1/25	108,905	102,470
	JPMorgan Chase & Co.	0.969%	6/23/25	81,300	76,505
	JPMorgan Chase & Co.	3.900%	7/15/25	41,063	41,584
	JPMorgan Chase & Co.	2.301%	10/15/25	100,625	96,484
	JPMorgan Chase & Co.	1.561%	12/10/25	47,600	44,792
	JPMorgan Chase & Co.	2.005%	3/13/26	92,341	87,345
	JPMorgan Chase & Co.	2.083%	4/22/26	142,870	135,429
	JPMorgan Chase & Co.	4.080%	4/26/26	63,485	63,407
	JPMorgan Chase & Co.	3.200%	6/15/26	35,135	34,761
	JPMorgan Chase & Co.	1.045%	11/19/26	140,388	126,598
	JPMorgan Chase & Co.	4.125%	12/15/26	19,304	19,522
	JPMorgan Chase & Co.	1.040%	2/4/27	79,540	71,442
	JPMorgan Chase & Co.	1.578%	4/22/27	91,550	83,174
	JPMorgan Chase & Co.	1.470%	9/22/27	59,200	52,936
	JPMorgan Chase & Co.	3.782%	2/1/28	28,775	28,250
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,685
	JPMorgan Chase & Co.	4.323%	4/26/28	55,805	55,970
	JPMorgan Chase & Co.	4.851%	7/25/28	65,840	67,562
[9]	KBC Group NV	0.750%	10/18/23	1,000	1,014
	Kemper Corp.	4.350%	2/15/25	9,059	9,051
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,664
	Lazard Group LLC	3.750%	2/13/25	7,625	7,574
[15,16]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lincoln National Corp.	4.000%	9/1/23	8,850	8,906
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	53,684
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	14,539
	Lloyds Banking Group plc	4.582%	12/10/25	42,383	41,803
	Lloyds Banking Group plc	2.438%	2/5/26	14,200	13,518
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,068
	Lloyds Banking Group plc	3.750%	1/11/27	43,260	42,314
	Lloyds Banking Group plc	1.627%	5/11/27	19,415	17,472
[7]	LSEGA Financing plc	0.650%	4/6/24	39,665	37,614
[9]	Luminor Bank A/S	0.792%	12/3/24	5,344	5,285
[8,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	4.070%	5/28/30	33,130	23,281
[7]	Macquarie Group Ltd.	1.340%	1/12/27	35,525	31,659
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	9,723
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	29,500	29,496
[7]	Metropolitan Life Global Funding I	0.400%	1/7/24	19,960	19,092
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	8,687
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	46,925	46,669
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	27,840	27,279
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	73,974	71,341
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	34,987	33,491
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	78,174	78,522

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	48,955	45,665
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	16,700	16,880
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	75,355	70,585
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	31,900	29,609
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,300	10,725
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	64,598	57,765
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	27,700	24,762
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	47,700	43,636
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	16,200	16,642
[8,11]	Mitsubishi UFJ Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	3.063%	10/1/24	13,600	9,498
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,410	1,372
	Mizuho Financial Group Inc.	2.555%	9/13/25	28,700	27,565
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	9,700	9,416
	Mizuho Financial Group Inc.	2.226%	5/25/26	28,890	27,198
	Mizuho Financial Group Inc.	1.234%	5/22/27	52,063	46,010
	Mizuho Financial Group Inc.	1.554%	7/9/27	40,700	36,263
	Morgan Stanley	4.100%	5/22/23	33,500	33,658
	Morgan Stanley	0.560%	11/10/23	38,610	38,256
	Morgan Stanley	0.529%	1/25/24	69,850	68,727
	Morgan Stanley	0.731%	4/5/24	36,085	35,296
	Morgan Stanley	3.737%	4/24/24	17,765	17,737
	Morgan Stanley	3.875%	4/29/24	16,900	17,034
	Morgan Stanley	3.700%	10/23/24	28,860	29,037
	Morgan Stanley	0.791%	1/22/25	50,700	48,226
	Morgan Stanley	0.790%	5/30/25	174,870	164,207
	Morgan Stanley	2.720%	7/22/25	125,360	122,172
	Morgan Stanley	4.000%	7/23/25	75,721	76,515
	Morgan Stanley	0.864%	10/21/25	11,410	10,611
	Morgan Stanley	1.164%	10/21/25	28,800	26,902
	Morgan Stanley	5.000%	11/24/25	85,105	87,713
	Morgan Stanley	3.875%	1/27/26	90,315	90,899
	Morgan Stanley	2.188%	4/28/26	122,055	116,272
[9]	Morgan Stanley	2.103%	5/8/26	20,778	21,290
	Morgan Stanley	4.679%	7/17/26	25,000	25,403
	Morgan Stanley	3.125%	7/27/26	12,619	12,344
	Morgan Stanley	4.350%	9/8/26	41,130	41,481
	Morgan Stanley	0.985%	12/10/26	59,465	53,428
	Morgan Stanley	3.625%	1/20/27	66,477	66,411
	Morgan Stanley	1.593%	5/4/27	55,135	50,290
	Morgan Stanley	1.512%	7/20/27	66,650	60,140
[9]	Morgan Stanley	0.406%	10/29/27	8,226	7,772
	Morgan Stanley	2.475%	1/21/28	81,230	75,621
	Morgan Stanley	4.210%	4/20/28	29,100	29,082
[9]	National Australia Bank Ltd.	0.625%	11/10/23	1,000	1,013
	National Bank of Canada	0.750%	8/6/24	17,357	16,292
	National Bank of Canada	0.550%	11/15/24	14,823	14,188
[7]	Nationwide Building Society	3.766%	3/8/24	6,900	6,879
[7]	Nationwide Building Society	4.363%	8/1/24	17,052	17,014
[7]	Nationwide Building Society	1.000%	8/28/25	23,130	21,042
[7]	Nationwide Building Society	1.500%	10/13/26	13,045	11,798
[9]	Nationwide Building Society	2.000%	7/25/29	48,715	48,244
	Natwest Group plc	3.073%	5/22/28	12,286	11,370
	NatWest Group plc	3.875%	9/12/23	36,709	36,647
	NatWest Group plc	2.359%	5/22/24	9,680	9,525
	NatWest Group plc	4.269%	3/22/25	73,550	72,900
[9]	NatWest Group plc	1.750%	3/2/26	14,500	14,555
	NatWest Group plc	4.800%	4/5/26	24,675	24,933
	NatWest Group plc	1.642%	6/14/27	22,600	20,138
	NatWest Group plc	3.754%	11/1/29	30,835	29,548
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	NatWest Group plc	2.105%	11/28/31	7,300	7,915
[9]	NatWest Markets plc	0.125%	11/12/25	9,700	9,343
[10]	NIBC Bank NV	3.125%	11/15/23	11,500	13,843
	Nomura Holdings Inc.	2.648%	1/16/25	24,200	23,275
	Nomura Holdings Inc.	1.851%	7/16/25	13,236	12,303
	Nomura Holdings Inc.	1.653%	7/14/26	56,135	50,245
	Nomura Holdings Inc.	2.329%	1/22/27	24,300	21,988
	Nomura Holdings Inc.	5.386%	7/6/27	19,400	19,846
	Northern Trust Corp.	4.000%	5/10/27	35,185	36,179
[7]	Nuveen Finance LLC	4.125%	11/1/24	14,375	14,356
	OneMain Finance Corp.	3.500%	1/15/27	2,438	2,095
[9]	OP Corporate Bank plc	0.375%	2/26/24	1,000	1,011
	ORIX Corp.	4.050%	1/16/24	3,850	3,868
	Owl Rock Capital Corp.	3.750%	7/22/25	9,580	9,133
	Owl Rock Capital Corp.	4.250%	1/15/26	1,940	1,854
	Owl Rock Capital Corp.	3.400%	7/15/26	23,230	20,904
[10]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	25,143
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	3,470	3,478
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	10,169	10,095
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	4,340	4,347
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	61,977	60,942
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,335	52,578
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	24,093	30,640
	PNC Bank NA	3.800%	7/25/23	10,729	10,768
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,706
	Progressive Corp.	2.500%	3/15/27	34,943	33,690
[7]	Protective Life Global Funding	0.473%	1/12/24	320	306
[7]	Protective Life Global Funding	1.618%	4/15/26	22,570	20,797
	Prudential Financial Inc.	5.200%	3/15/44	2,415	2,334
	Prudential Financial Inc.	5.375%	5/15/45	3,465	3,410
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,516
[7]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	6,800	6,001
[10]	Rothesay Life plc	8.000%	10/30/25	19,730	26,096
	Royal Bank of Canada	2.550%	7/16/24	76,541	75,148
	Royal Bank of Canada	3.970%	7/26/24	37,750	37,970
	Royal Bank of Canada	0.750%	10/7/24	23,475	22,054
	Royal Bank of Canada	2.250%	11/1/24	45,469	44,346
	Royal Bank of Canada	1.600%	1/21/25	21,100	20,145
	Royal Bank of Canada	3.375%	4/14/25	26,960	26,825
	Royal Bank of Canada	1.150%	6/10/25	27,870	26,061
	Royal Bank of Canada	1.200%	4/27/26	60,580	55,405
	Royal Bank of Canada	1.150%	7/14/26	49,384	44,886
	Royal Bank of Canada	1.400%	11/2/26	15,705	14,255
	Royal Bank of Canada	3.625%	5/4/27	15,700	15,524
	Royal Bank of Canada	4.240%	8/3/27	3,500	3,541
	Santander Holdings USA Inc.	3.500%	6/7/24	46,300	45,831
	Santander Holdings USA Inc.	3.450%	6/2/25	37,135	36,047
	Santander Holdings USA Inc.	4.500%	7/17/25	22,962	22,985
	Santander UK Group Holdings plc	3.373%	1/5/24	67,907	67,589
	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	25,863
	Santander UK Group Holdings plc	1.532%	8/21/26	33,875	30,607
	Santander UK Group Holdings plc	1.673%	6/14/27	63,415	56,068
	Santander UK Group Holdings plc	2.469%	1/11/28	33,952	30,508
[7]	Santander UK plc	5.000%	11/7/23	4,328	4,358
	Santander UK plc	4.000%	3/13/24	56,870	57,159
[7]	SBL Holdings Inc.	5.125%	11/13/26	15,088	14,684
[9]	SCOR SE	3.000%	6/8/46	400	399
[10]	Scottish Widows Ltd.	5.500%	6/16/23	16,354	20,163
[7]	Security Benefit Global Funding	1.250%	5/17/24	13,595	12,833
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	8,599

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,11]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	3.660%	6/28/25	20,500	14,467
	State Street Corp.	3.550%	8/18/25	25,480	25,665
	State Street Corp.	2.354%	11/1/25	58,809	57,385
	State Street Corp.	2.650%	5/19/26	6,900	6,759
	Stifel Financial Corp.	4.250%	7/18/24	14,300	14,397
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	302	303
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	8,670	8,311
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	158,717	155,363
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,800	4,644
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	26,400	25,375
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	49,095	45,771
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	32,810	32,692
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	49,634	47,330
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	49,100	44,090
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	22,644
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	17,855
[8,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	3.441%	10/16/24	23,465	16,392
	SVB Financial Group	1.800%	10/28/26	29,000	26,300
[9]	Svenska Handelsbanken AB	1.625%	3/5/29	1,300	1,306
	Synchrony Financial	4.375%	3/19/24	21,466	21,449
	Synchrony Financial	4.250%	8/15/24	40,502	40,523
	Synchrony Financial	4.500%	7/23/25	42,390	42,221
	Synchrony Financial	3.700%	8/4/26	23,619	22,371
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,988
	Toronto-Dominion Bank	2.350%	3/8/24	68,711	67,558
	Toronto-Dominion Bank	3.766%	6/6/25	75,945	76,240
	Toronto-Dominion Bank	1.150%	6/12/25	30,400	28,439
	Toronto-Dominion Bank	0.750%	9/11/25	57,055	52,342
	Toronto-Dominion Bank	1.250%	9/10/26	74,720	67,827
	Toronto-Dominion Bank	2.800%	3/10/27	94,215	90,208
	Toronto-Dominion Bank	4.108%	6/8/27	59,060	59,715
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,646
[8,11]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	2.980%	7/10/24	12,480	8,718
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,374
	Truist Bank	2.150%	12/6/24	42,875	41,591
	Truist Bank	1.500%	3/10/25	35,380	33,644
	Truist Bank	3.625%	9/16/25	21,610	21,547
	Truist Bank	4.050%	11/3/25	290	294
	Truist Bank	2.636%	9/17/29	10,545	10,048
	Truist Financial Corp.	2.500%	8/1/24	12,645	12,425
	Truist Financial Corp.	4.000%	5/1/25	18,790	19,000
	Truist Financial Corp.	1.200%	8/5/25	22,235	20,703
	Truist Financial Corp.	1.267%	3/2/27	15,350	14,086
[7]	UBS AG	1.250%	6/1/26	27,200	24,632
[7]	UBS Group AG	4.125%	9/24/25	8,000	8,035
[7]	UBS Group AG	4.125%	4/15/26	8,250	8,223
[7]	UBS Group AG	1.364%	1/30/27	29,910	26,883
[7]	UBS Group AG	1.494%	8/10/27	33,900	30,071
	US Bancorp	3.600%	9/11/24	14,310	14,420
	US Bancorp	1.450%	5/12/25	7,775	7,429
	US Bancorp	3.100%	4/27/26	10,154	9,985
	US Bancorp	2.375%	7/22/26	24,725	23,902
	US Bancorp	4.548%	7/22/28	143,705	147,526
	US Bank NA	2.050%	1/21/25	8,433	8,169
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15,16]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	3.750%	1/24/24	16,725	16,824
[11]	Wells Fargo & Co.	4.750%	8/27/24	33,810	23,867
	Wells Fargo & Co.	3.000%	2/19/25	102,996	101,918
	Wells Fargo & Co.	0.805%	5/19/25	22,155	20,907
	Wells Fargo & Co.	3.550%	9/29/25	94,858	94,587
	Wells Fargo & Co.	2.406%	10/30/25	101,711	97,843
	Wells Fargo & Co.	2.164%	2/11/26	89,354	85,215
	Wells Fargo & Co.	3.000%	4/22/26	59,637	57,893
	Wells Fargo & Co.	2.188%	4/30/26	132,990	126,281
	Wells Fargo & Co.	4.100%	6/3/26	91,330	91,642
	Wells Fargo & Co.	3.000%	10/23/26	73,175	71,047
[9]	Wells Fargo & Co.	1.375%	10/26/26	24,290	24,006
	Wells Fargo & Co.	3.196%	6/17/27	20,050	19,282
	Wells Fargo & Co.	3.526%	3/24/28	75,025	72,524
	Wells Fargo & Co.	4.808%	7/25/28	65,840	67,364
[10]	Wells Fargo Bank NA	5.250%	8/1/23	33,450	41,405
[9]	Westpac Banking Corp.	0.750%	10/17/23	200	203
[7]	Westpac Banking Corp.	1.552%	9/30/26	8,250	7,693
[11]	Westpac Banking Corp.	4.800%	6/14/28	3,294	2,310
	Westpac Banking Corp.	2.894%	2/4/30	63,744	60,602
	Westpac Banking Corp.	4.322%	11/23/31	27,918	27,173
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	2.400%	2/16/28	2,900	2,007
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	3.671%	1/29/31	6,800	4,611
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	3.578%	6/22/28	46,000	32,147
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	3.109%	8/27/29	21,400	14,938
	Willis North America Inc.	3.600%	5/15/24	70,071	69,738
	Willis North America Inc.	4.650%	6/15/27	19,400	19,529
					19,689,981
Health Care (6.6%)
	AbbVie Inc.	2.300%	11/21/22	124,155	123,924
	AbbVie Inc.	2.800%	3/15/23	8,647	8,596
	AbbVie Inc.	3.850%	6/15/24	31,807	31,975
	AbbVie Inc.	2.600%	11/21/24	247,360	242,075
	AbbVie Inc.	3.800%	3/15/25	117,842	118,233
	AbbVie Inc.	3.600%	5/14/25	11,792	11,798
	AbbVie Inc.	3.200%	5/14/26	24,750	24,505
	AbbVie Inc.	2.950%	11/21/26	119,467	116,530
	Aetna Inc.	2.800%	6/15/23	46,265	46,005
	Aetna Inc.	3.500%	11/15/24	9,670	9,637
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,938
[7]	Alcon Finance Corp.	2.750%	9/23/26	19,700	18,708
[9]	American Medical Systems Europe BV	0.750%	3/8/25	25,841	25,970
	AmerisourceBergen Corp.	0.737%	3/15/23	20,045	19,686
	Amgen Inc.	3.125%	5/1/25	15,679	15,617
	Amgen Inc.	2.200%	2/21/27	34,841	33,054
	Amgen Inc.	3.200%	11/2/27	7,330	7,234
	Anthem Inc.	3.500%	8/15/24	12,029	12,032
	Anthem Inc.	2.375%	1/15/25	24,455	23,839
	Anthem Inc.	1.500%	3/15/26	38,795	36,203
	Astrazeneca Finance LLC	1.200%	5/28/26	76,530	70,784
	AstraZeneca plc	3.375%	11/16/25	30,383	30,471
	Baxalta Inc.	4.000%	6/23/25	12,304	12,316
	Baxter International Inc.	1.322%	11/29/24	145,800	137,876
	Baxter International Inc.	1.915%	2/1/27	144,915	133,693
[7]	Bayer US Finance II LLC	3.875%	12/15/23	120,071	120,093
[7]	Bayer US Finance LLC	3.375%	10/8/24	24,570	24,251
	Becton Dickinson and Co.	3.363%	6/6/24	31,743	31,519
	Becton Dickinson and Co.	3.700%	6/6/27	69,747	69,089
	Boston Scientific Corp.	3.450%	3/1/24	21,005	21,024

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Scientific Corp.	1.900%	6/1/25	43,755	41,784
	Cardinal Health Inc.	3.079%	6/15/24	9,000	8,892
	Cigna Corp.	3.000%	7/15/23	15,473	15,404
	Cigna Corp.	0.613%	3/15/24	8,400	8,034
	Cigna Corp.	3.500%	6/15/24	54,665	54,828
	Cigna Corp.	3.250%	4/15/25	24,000	23,810
	Cigna Corp.	4.125%	11/15/25	96,619	98,095
	Cigna Corp.	4.500%	2/25/26	9,900	10,186
	Cigna Corp.	1.250%	3/15/26	22,550	20,841
	Cigna Corp.	3.400%	3/1/27	36,217	35,754
	CommonSpirit Health	4.200%	8/1/23	1,900	1,907
	CommonSpirit Health	2.760%	10/1/24	47,945	46,752
	CommonSpirit Health	1.547%	10/1/25	32,500	30,136
[7]	CSL UK Holdings Ltd.	3.850%	4/27/27	9,680	9,756
	CVS Health Corp.	2.625%	8/15/24	52,900	52,311
	CVS Health Corp.	4.100%	3/25/25	25,853	26,259
	CVS Health Corp.	3.875%	7/20/25	45,617	46,185
	CVS Health Corp.	2.875%	6/1/26	24,200	23,710
	CVS Health Corp.	3.000%	8/15/26	41,970	41,100
	CVS Health Corp.	3.625%	4/1/27	59,135	59,059
	CVS Health Corp.	1.300%	8/21/27	29,000	25,911
	Danaher Corp.	3.350%	9/15/25	9,700	9,686
	DH Europe Finance II Sarl	2.200%	11/15/24	96,366	93,346
[9]	DH Europe Finance II Sarl	0.200%	3/18/26	19,435	18,996
	Dignity Health	3.812%	11/1/24	970	969
	Encompass Health Corp.	4.500%	2/1/28	1,923	1,778
[9]	Fresenius Finance Ireland plc	1.500%	1/30/24	1,000	1,022
	Gilead Sciences Inc.	0.750%	9/29/23	33,225	32,282
	Gilead Sciences Inc.	3.700%	4/1/24	46,615	46,997
	Gilead Sciences Inc.	3.500%	2/1/25	97,415	97,892
	Gilead Sciences Inc.	3.650%	3/1/26	78,587	78,847
	Gilead Sciences Inc.	2.950%	3/1/27	8,024	7,815
	HCA Inc.	5.000%	3/15/24	96,830	98,222
	HCA Inc.	5.250%	4/15/25	47,142	48,067
	HCA Inc.	5.250%	6/15/26	44,900	45,684
[7]	HCA Inc.	3.125%	3/15/27	28,845	27,202
[7]	Highmark Inc.	1.450%	5/10/26	60,053	55,009
	Humana Inc.	0.650%	8/3/23	41,800	40,625
	Humana Inc.	3.850%	10/1/24	15,019	15,092
	Humana Inc.	4.500%	4/1/25	48,500	49,405
	Humana Inc.	3.950%	3/15/27	6,000	6,014
	Illumina Inc.	0.550%	3/23/23	19,600	19,168
	McKesson Corp.	2.700%	12/15/22	66,452	66,268
	McKesson Corp.	2.850%	3/15/23	19,435	19,368
	McKesson Corp.	3.796%	3/15/24	53,240	53,465
	McKesson Corp.	0.900%	12/3/25	33,440	30,533
	McKesson Corp.	1.300%	8/15/26	34,000	30,879
	Merck & Co. Inc.	1.700%	6/10/27	42,980	40,282
[7]	Mylan Inc.	3.125%	1/15/23	27,015	26,851
[7]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	9,705	9,209
	PerkinElmer Inc.	0.850%	9/15/24	58,085	54,484
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	12,466
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	11,596
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,757
[7]	Roche Holdings Inc.	2.132%	3/10/25	17,925	17,531
[7]	Roche Holdings Inc.	2.314%	3/10/27	48,510	46,554
	Royalty Pharma plc	0.750%	9/2/23	52,600	50,838
	Royalty Pharma plc	1.200%	9/2/25	36,950	33,990
	Royalty Pharma plc	1.750%	9/2/27	26,975	23,920
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	137,061	133,499
	SSM Health Care Corp.	3.688%	6/1/23	25,640	25,694
	Stryker Corp.	1.150%	6/15/25	38,800	36,334
	Stryker Corp.	3.375%	11/1/25	2,960	2,934
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	20,736	20,919
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	5,000	5,231
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,533
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,157
[7]	Tenet Healthcare Corp.	4.250%	6/1/29	2,644	2,460
[9]	Thermo Fisher Scientific Finance I BV	0.000%	11/18/23	1,000	1,008
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	175,835	170,923
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	174,500	166,838
	UnitedHealth Group Inc.	3.750%	7/15/25	5,427	5,529
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	9,672
	Utah Acquisition Sub Inc.	3.950%	6/15/26	74,350	70,382
	Viatris Inc.	1.650%	6/22/25	80,766	74,135
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,410	71,457
	Zoetis Inc.	4.500%	11/13/25	38,800	39,830
	Zoetis Inc.	3.000%	9/12/27	4,615	4,467
					4,437,500
Industrials (5.6%)
[10]	Abertis Infraestructuras SA	3.375%	11/27/26	400	465
[7]	Air Canada	3.875%	8/15/26	3,605	3,317
[7]	Allison Transmission Inc.	4.750%	10/1/27	3,048	2,900
[7]	American Airlines Inc.	11.750%	7/15/25	1,452	1,612
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	7,985	7,875
[7]	AP Moller - Maersk A/S	3.875%	9/28/25	27,700	27,831
[7]	Aramark Services Inc.	6.375%	5/1/25	10,005	10,019
[7]	Aramark Services Inc.	5.000%	2/1/28	1,100	1,074
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	21,690	15,070
[9]	Aurizon Network Pty Ltd.	3.125%	6/1/26	1,000	1,050
[9]	Autoroutes du Sud de la France SA	1.125%	4/20/26	1,100	1,101
	Boeing Co.	4.508%	5/1/23	174,223	174,718
	Boeing Co.	1.875%	6/15/23	19,781	19,431
	Boeing Co.	1.433%	2/4/24	222,300	213,943
	Boeing Co.	2.800%	3/1/24	28,830	28,267
	Boeing Co.	2.850%	10/30/24	7,500	7,330
	Boeing Co.	4.875%	5/1/25	207,276	210,458
	Boeing Co.	2.600%	10/30/25	10,553	9,985
	Boeing Co.	2.750%	2/1/26	30,255	28,941
	Boeing Co.	2.196%	2/4/26	387,200	360,581
	Boeing Co.	2.250%	6/15/26	8,748	8,083
	Boeing Co.	2.700%	2/1/27	23,440	21,725
[11]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	12,200	8,299
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	17,549
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	9,389
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	34,213
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,530
	Carrier Global Corp.	2.242%	2/15/25	16,409	15,832
	Caterpillar Financial Services Corp.	1.150%	9/14/26	19,400	17,871
[7]	Clean Harbors Inc.	4.875%	7/15/27	12,182	12,102
	CNH Industrial Capital LLC	1.950%	7/2/23	23,960	23,485
	CNH Industrial Capital LLC	1.875%	1/15/26	74,052	68,342
	CNH Industrial Capital LLC	1.450%	7/15/26	38,840	35,151
	CNH Industrial NV	4.500%	8/15/23	48,980	49,191
	CSX Corp.	3.350%	11/1/25	4,021	4,013
[7]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	65,390	63,082
[7]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	29,020	28,337
	Delta Air Lines Inc.	2.900%	10/28/24	2,105	2,016
[7]	Delta Air Lines Inc.	7.000%	5/1/25	59,778	62,609
[4,7]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	94,974	94,059
	Dover Corp.	3.150%	11/15/25	6,115	6,040
[9]	easyJet plc	1.125%	10/18/23	1,000	1,007
[9]	easyJet plc	0.875%	6/11/25	14,575	13,984
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,298
	Emerson Electric Co.	0.875%	10/15/26	9,575	8,742
	General Dynamics Corp.	3.250%	4/1/25	51,654	51,805
	General Dynamics Corp.	3.500%	5/15/25	18,640	18,834
	General Dynamics Corp.	3.500%	4/1/27	21,740	21,953

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Heathrow Funding Ltd.	7.125%	2/14/24	1,100	1,389
[10]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	13,200
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,217	59,558
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,200	29,793
	John Deere Capital Corp.	3.400%	6/6/25	60,095	60,471
	John Deere Capital Corp.	0.700%	1/15/26	4,840	4,465
	John Deere Capital Corp.	1.300%	10/13/26	10,208	9,440
	John Deere Capital Corp.	2.350%	3/8/27	31,020	29,917
	Johnson Controls International plc	3.625%	7/2/24	8,998	8,987
	Johnson Controls International plc	3.900%	2/14/26	2,541	2,560
	L3Harris Technologies Inc.	3.850%	6/15/23	119,000	119,067
	L3Harris Technologies Inc.	3.950%	5/28/24	13,700	13,751
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	4,613
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	25,845
	Lennox International Inc.	1.350%	8/1/25	6,770	6,269
	Lennox International Inc.	1.700%	8/1/27	6,800	6,037
[7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	166,911	168,622
[7]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	48,550	47,601
[7]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	6,795	6,504
[8,11]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	3.437%	7/12/24	5,900	4,077
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	7,867
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,958
	Northrop Grumman Corp.	2.930%	1/15/25	62,869	62,292
	Otis Worldwide Corp.	2.056%	4/5/25	111,058	106,111
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,130
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	38,120	26,739
	Parker-Hannifin Corp.	3.650%	6/15/24	77,560	77,522
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	29,748
	Quanta Services Inc.	0.950%	10/1/24	14,085	13,130
	Raytheon Technologies Corp.	3.650%	8/16/23	10,178	10,201
	Raytheon Technologies Corp.	3.200%	3/15/24	103,489	103,397
	Raytheon Technologies Corp.	3.950%	8/16/25	50,370	51,346
	Raytheon Technologies Corp.	3.500%	3/15/27	38,900	39,000
	Raytheon Technologies Corp.	3.125%	5/4/27	24,137	23,725
	Republic Services Inc.	3.200%	3/15/25	11,715	11,596
	Republic Services Inc.	0.875%	11/15/25	14,500	13,235
	Republic Services Inc.	2.900%	7/1/26	4,860	4,727
[7]	Rolls-Royce plc	3.625%	10/14/25	2,115	1,985
[7]	Rolls-Royce plc	5.750%	10/15/27	8,001	7,564
	Ryder System Inc.	3.650%	3/18/24	72,595	72,443
	Ryder System Inc.	1.750%	9/1/26	24,290	22,407
	Ryder System Inc.	2.850%	3/1/27	20,090	18,981
[9]	Siemens Financieringsmaatschappij NV	0.300%	2/28/24	1,000	1,018
[7]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	39,366	37,793
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	42,600	39,250
	Southwest Airlines Co.	2.750%	11/16/22	29,000	28,929
	Southwest Airlines Co.	4.750%	5/4/23	84,507	85,119
	Southwest Airlines Co.	5.250%	5/4/25	41,341	42,609
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,482
	Southwest Airlines Co.	5.125%	6/15/27	45,212	46,824
	Southwest Airlines Co.	3.450%	11/16/27	8,742	8,414
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	21,078
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	58,974
[7]	TransDigm Inc.	8.000%	12/15/25	15,808	16,363
[7]	TransDigm Inc.	6.250%	3/15/26	6,000	6,025
	TransDigm Inc.	5.500%	11/15/27	4,600	4,340
	Tyco Electronics Group SA	3.700%	2/15/26	24,334	24,441
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	23,255
	Union Pacific Corp.	3.500%	6/8/23	22,764	22,844
	Union Pacific Corp.	3.150%	3/1/24	37,610	37,596
	Union Pacific Corp.	3.250%	8/15/25	15,077	15,045
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.750%	3/1/26	8,717	8,556
	Union Pacific Corp.	3.000%	4/15/27	7,062	6,970
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	7,721	7,290
[7]	United Airlines Inc.	4.375%	4/15/26	9,885	9,517
	United Rentals North America Inc.	3.875%	11/15/27	6,608	6,347
[4,16]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	25	25
[7]	Vertiv Group Corp.	4.125%	11/15/28	2,733	2,423
	Waste Management Inc.	0.750%	11/15/25	30,210	27,780
	Waste Management Inc.	3.150%	11/15/27	491	484
[7]	WESCO Distribution Inc.	7.125%	6/15/25	1,945	2,012
[7]	WESCO Distribution Inc.	7.250%	6/15/28	4,611	4,809
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	2,530	2,374
[9]	Wizz Air Finance Co. BV	1.350%	1/19/24	4,600	4,528
[11]	WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	6,932
					3,787,225
Materials (2.2%)
[7]	Air Liquide Finance SA	2.500%	9/27/26	200	193
	Albemarle Corp.	4.650%	6/1/27	16,240	16,388
	ArcelorMittal SA	4.550%	3/11/26	12,700	12,824
[7]	Arconic Corp.	6.000%	5/15/25	1,058	1,068
[7]	Arconic Corp.	6.125%	2/15/28	2,224	2,225
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	8,019	7,863
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	4,784	4,319
	Avery Dennison Corp.	0.850%	8/15/24	20,000	18,867
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,376	2,278
	Ball Corp.	4.000%	11/15/23	7,285	7,297
	Ball Corp.	4.875%	3/15/26	2,775	2,796
	Berry Global Inc.	0.950%	2/15/24	67,135	63,818
[9]	Berry Global Inc.	1.000%	1/15/25	400	389
[8]	Berry Global Inc.	2.000%	11/30/25	1,074	1,055
	Berry Global Inc.	1.570%	1/15/26	113,233	103,124
[7]	Berry Global Inc.	4.875%	7/15/26	15,149	14,863
[7]	Berry Global Inc.	5.625%	7/15/27	24,828	25,077
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,190
[7]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,575	1,284
	Celanese US Holdings LLC	5.900%	7/5/24	52,420	52,814
	Celanese US Holdings LLC	6.050%	3/15/25	48,410	48,833
[9]	Celanese US Holdings LLC	4.777%	7/19/26	4,500	4,693
	Celanese US Holdings LLC	6.165%	7/15/27	26,300	26,714
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	48,706	48,584
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	34,641
	Cleveland-Cliffs Inc.	5.875%	6/1/27	5,381	5,362
	Dow Chemical Co.	4.550%	11/30/25	24,580	25,126
	DuPont de Nemours Inc.	4.205%	11/15/23	63,901	64,521
	DuPont de Nemours Inc.	4.493%	11/15/25	59,612	61,140
	Eastman Chemical Co.	3.800%	3/15/25	22,587	22,492
	EI du Pont de Nemours and Co.	1.700%	7/15/25	14,540	13,896
[7]	Element Solutions Inc.	3.875%	9/1/28	6,543	6,043
	FMC Corp.	3.200%	10/1/26	12,000	11,599
[7]	Freeport Indonesia PT	4.763%	4/14/27	5,860	5,733
	Freeport-McMoRan Inc.	4.550%	11/14/24	26,375	26,525
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	7,832
[7]	Georgia-Pacific LLC	0.625%	5/15/24	69,717	66,080
[7]	Georgia-Pacific LLC	1.750%	9/30/25	70,940	66,834
[7]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	65,348
[7]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	46,693
[9]	Glencore Finance Europe Ltd.	1.750%	3/17/25	7,286	7,310

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Glencore Finance Europe Ltd.	3.750%	4/1/26	10,105	10,573
[7]	Graphic Packaging International LLC	0.821%	4/15/24	15,743	14,868
[7]	Graphic Packaging International LLC	3.500%	3/15/28	625	578
[7]	Graphic Packaging International LLC	3.500%	3/1/29	1,775	1,608
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	2,454	2,036
[7]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	24,212	24,337
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	16,630	16,760
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,593	1,403
[7]	Ingevity Corp.	3.875%	11/1/28	2,075	1,840
	LYB International Finance BV	4.000%	7/15/23	21,204	21,228
	LYB International Finance III LLC	1.250%	10/1/25	51,849	47,695
	LyondellBasell Industries NV	5.750%	4/15/24	31,952	32,751
	Martin Marietta Materials Inc.	0.650%	7/15/23	10,500	10,192
	Mosaic Co.	4.250%	11/15/23	20,576	20,749
	Nucor Corp.	3.950%	5/23/25	9,700	9,820
	Nucor Corp.	2.000%	6/1/25	26,034	24,996
	Nucor Corp.	4.300%	5/23/27	9,700	9,915
	Nutrien Ltd.	1.900%	5/13/23	53,606	52,808
	Nutrien Ltd.	3.000%	4/1/25	35,822	35,280
	Packaging Corp. of America	3.650%	9/15/24	339	338
[7]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	3,142	2,774
[9]	PPG Industries Inc.	1.875%	6/1/25	20,043	20,465
	PPG Industries Inc.	1.200%	3/15/26	31,690	28,933
	RPM International Inc.	3.750%	3/15/27	10,000	9,751
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	14,233
	Steel Dynamics Inc.	2.400%	6/15/25	16,055	15,456
	WRKCo Inc.	3.000%	9/15/24	29,076	28,466
	WRKCo Inc.	3.750%	3/15/25	8,107	8,089
	WRKCo Inc.	3.375%	9/15/27	3,050	2,949
					1,479,622
Real Estate (4.2%)
[9]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,009
[10]	Akelius Residential Property AB	2.375%	8/15/25	26,941	31,392
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	68,740	68,468
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	6,800	6,783
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	33,452	33,657
	American Tower Corp.	3.000%	6/15/23	58,755	58,354
	American Tower Corp.	0.600%	1/15/24	120,940	115,613
	American Tower Corp.	3.375%	5/15/24	26,786	26,560
	American Tower Corp.	2.950%	1/15/25	53,083	51,939
	American Tower Corp.	2.400%	3/15/25	63,357	60,797
	American Tower Corp.	4.000%	6/1/25	31,725	31,764
	American Tower Corp.	1.600%	4/15/26	67,714	61,867
	American Tower Corp.	1.450%	9/15/26	34,406	30,890
	American Tower Corp.	3.375%	10/15/26	25,308	24,520
[9]	American Tower Corp.	0.450%	1/15/27	19,437	18,165
	American Tower Corp.	2.750%	1/15/27	28,920	27,113
[9]	American Tower Corp.	0.400%	2/15/27	8,744	8,097
	American Tower Corp.	3.550%	7/15/27	10,995	10,626
[9]	Aroundtown SA	0.625%	7/9/25	43,700	40,674
[9]	Aroundtown SA	3.375%	12/31/99	3,600	3,141
	AvalonBay Communities Inc.	2.850%	3/15/23	12,000	11,940
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,791
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	6,063
[9]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	21,547	21,565
[9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	5,714
	Boston Properties LP	3.125%	9/1/23	42,320	42,073
	Boston Properties LP	3.800%	2/1/24	5,070	5,071
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Properties LP	3.200%	1/15/25	7,524	7,396
	Boston Properties LP	2.750%	10/1/26	14,550	13,829
	Brandywine Operating Partnership LP	3.950%	2/15/23	12,880	12,856
	Brandywine Operating Partnership LP	4.100%	10/1/24	14,155	14,062
	Brixmor Operating Partnership LP	3.650%	6/15/24	71,237	70,262
	Brixmor Operating Partnership LP	3.850%	2/1/25	36,846	36,386
	Camden Property Trust	4.875%	6/15/23	3,435	3,453
	Camden Property Trust	4.250%	1/15/24	46,982	47,088
	Camden Property Trust	3.500%	9/15/24	2,785	2,748
	Corporate Office Properties LP	2.250%	3/15/26	59,075	53,926
	Crown Castle International Corp.	3.150%	7/15/23	41,835	41,549
	Crown Castle International Corp.	3.200%	9/1/24	68,894	68,144
	Crown Castle International Corp.	1.350%	7/15/25	29,140	27,011
	Crown Castle International Corp.	4.450%	2/15/26	41,232	41,733
	Crown Castle International Corp.	3.700%	6/15/26	56,235	55,548
	Crown Castle International Corp.	1.050%	7/15/26	80,869	72,150
	Crown Castle International Corp.	4.000%	3/1/27	7,199	7,151
	Crown Castle International Corp.	2.900%	3/15/27	19,430	18,433
[7]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	2,912	2,573
	CubeSmart LP	4.000%	11/15/25	7,260	7,218
[9]	Digital Dutch Finco BV	0.625%	7/15/25	13,205	12,782
	Duke Realty LP	3.250%	6/30/26	11,070	10,832
	Equinix Inc.	1.450%	5/15/26	9,710	8,848
	Equinix Inc.	2.900%	11/18/26	18,180	17,328
	Equinix Inc.	1.800%	7/15/27	14,550	13,002
	ERP Operating LP	3.375%	6/1/25	20,200	19,979
	ERP Operating LP	2.850%	11/1/26	7,965	7,657
[9]	Fastighets AB Balder	1.875%	3/14/25	9,700	8,915
	Federal Realty Investment Trust	2.750%	6/1/23	18,030	17,917
	Federal Realty Investment Trust	3.950%	1/15/24	23,874	23,901
	Healthcare Realty Holdings LP Co.	3.875%	5/1/25	5,800	5,712
	Healthpeak Properties Inc.	3.400%	2/1/25	3,942	3,887
	Healthpeak Properties Inc.	1.350%	2/1/27	24,300	21,748
[9]	Heimstaden Bostad AB	1.125%	1/21/26	17,200	15,955
	Highwoods Realty LP	3.625%	1/15/23	5,280	5,279
	Host Hotels & Resorts LP	4.000%	6/15/25	12,046	11,836
	IIP Operating Partnership LP	5.500%	5/25/26	27,600	23,499
	Kilroy Realty LP	3.450%	12/15/24	21,115	20,662
	Kilroy Realty LP	4.375%	10/1/25	5,685	5,651
	Kimco Realty Corp.	3.500%	4/15/23	13,765	13,723
	Kimco Realty Corp.	4.450%	1/15/24	11,302	11,328
	Kimco Realty Corp.	2.700%	3/1/24	28,329	27,866
	Kimco Realty Corp.	3.300%	2/1/25	52,230	51,568
	Kimco Realty Corp.	2.800%	10/1/26	7,258	6,928
	Kimco Realty Corp.	3.800%	4/1/27	9,684	9,507
[9]	Kojamo OYJ	1.500%	6/19/24	4,850	4,769
[9]	Logicor Financing Sarl	0.750%	7/15/24	5,068	4,980
[9]	Logicor Financing Sarl	2.250%	5/13/25	4,855	4,847
	Mid-America Apartments LP	4.300%	10/15/23	2,000	2,011
	Mid-America Apartments LP	3.750%	6/15/24	8,923	8,915
	Mid-America Apartments LP	4.000%	11/15/25	11,320	11,307
	Mid-America Apartments LP	1.100%	9/15/26	25,130	22,445
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	4,900	4,716
	National Retail Properties Inc.	3.900%	6/15/24	25,562	25,565
	National Retail Properties Inc.	4.000%	11/15/25	19,893	19,885
	Office Properties Income Trust	2.650%	6/15/26	12,500	10,430
	Omega Healthcare Investors Inc.	4.375%	8/1/23	2,397	2,395
	Omega Healthcare Investors Inc.	4.950%	4/1/24	16,340	16,402
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,390	10,370
	Omega Healthcare Investors Inc.	5.250%	1/15/26	32,354	32,427
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,935
	Prologis LP	2.125%	4/15/27	9,885	9,333
	Public Storage	1.500%	11/9/26	17,225	15,932
	Realty Income Corp.	4.600%	2/6/24	42,787	43,367

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.875%	4/15/25	27,938	28,122
	Realty Income Corp.	4.625%	11/1/25	77,124	79,124
	Realty Income Corp.	0.750%	3/15/26	9,960	8,907
	Realty Income Corp.	4.875%	6/1/26	103,847	107,321
	Realty Income Corp.	4.125%	10/15/26	44,580	45,033
[10]	Realty Income Corp.	1.875%	1/14/27	6,214	7,073
[10]	Realty Income Corp.	1.125%	7/13/27	13,900	15,139
	Regency Centers LP	3.750%	6/15/24	1,115	1,108
	Sabra Health Care LP	5.125%	8/15/26	41,426	40,702
[9]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	6,700	5,618
[9]	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	2,700	2,069
	Simon Property Group LP	3.750%	2/1/24	30,620	30,689
	Simon Property Group LP	2.000%	9/13/24	53,032	51,402
	Simon Property Group LP	3.375%	10/1/24	41,828	41,720
	Simon Property Group LP	3.500%	9/1/25	48,883	48,609
	Simon Property Group LP	3.250%	11/30/26	23,542	22,935
	Simon Property Group LP	1.375%	1/15/27	24,250	21,766
	UDR Inc.	2.950%	9/1/26	1,500	1,432
[7]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	7,904	7,951
	Ventas Realty LP	3.500%	4/15/24	36,891	36,533
	Ventas Realty LP	3.750%	5/1/24	6,012	5,980
	Ventas Realty LP	2.650%	1/15/25	12,310	11,874
	Ventas Realty LP	3.500%	2/1/25	4,820	4,746
	Ventas Realty LP	3.250%	10/15/26	25,055	23,977
[7]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	10,542	10,548
[7]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	4,492	4,381
	Vornado Realty LP	2.150%	6/1/26	11,600	10,465
[7]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	6,895
	Welltower Inc.	3.625%	3/15/24	28,402	28,370
	Welltower Inc.	4.000%	6/1/25	72,809	72,826
	Welltower Inc.	4.250%	4/1/26	6,180	6,225
[10]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	7,271
					2,857,314
Technology (4.3%)
[9]	Apple Inc.	1.375%	1/17/24	1,000	1,030
	Apple Inc.	3.250%	2/23/26	16,951	17,103
	Apple Inc.	2.050%	9/11/26	29,700	28,556
	Apple Inc.	3.200%	5/11/27	53,722	54,100
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	18,920
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	53,758	53,197
	Broadcom Inc.	3.625%	10/15/24	73,287	73,284
	Broadcom Inc.	3.150%	11/15/25	39,911	39,092
	Broadcom Inc.	3.459%	9/15/26	29,472	28,900
	Citrix Systems Inc.	1.250%	3/1/26	19,405	18,866
[7]	Clarivate Science Holdings Corp.	3.875%	7/1/28	4,285	3,901
[7]	CommScope Inc.	6.000%	3/1/26	2,321	2,258
	Dell International LLC / EMC Corp.	4.000%	7/15/24	29,155	29,316
	Dell International LLC / EMC Corp.	5.850%	7/15/25	61,782	64,839
	Dell International LLC / EMC Corp.	6.020%	6/15/26	170,854	181,535
	Dell International LLC / EMC Corp.	6.100%	7/15/27	20,000	21,462
[9]	DXC Technology Co.	1.750%	1/15/26	9,715	9,567
	DXC Technology Co.	1.800%	9/15/26	71,500	64,338
[7]	Entegris Escrow Corp.	4.750%	4/15/29	3,880	3,742
	Equifax Inc.	3.950%	6/15/23	9,450	9,471
	Equifax Inc.	2.600%	12/1/24	94,444	91,642
	Equifax Inc.	2.600%	12/15/25	48,400	45,983
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Information Services Inc.	0.600%	3/1/24	31,060	29,575
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	17,664
	Fiserv Inc.	2.750%	7/1/24	162,005	159,641
	Fiserv Inc.	3.200%	7/1/26	50,813	49,466
	Global Payments Inc.	1.500%	11/15/24	33,880	31,957
	Global Payments Inc.	1.200%	3/1/26	75,797	68,231
	Global Payments Inc.	2.150%	1/15/27	79,610	72,215
	HP Inc.	2.200%	6/17/25	86,341	82,705
	HP Inc.	1.450%	6/17/26	90,112	82,273
	HP Inc.	3.000%	6/17/27	9,830	9,339
	Intel Corp.	3.750%	3/25/27	5,190	5,300
	International Business Machines Corp.	3.300%	5/15/26	118,084	117,582
	Intuit Inc.	0.950%	7/15/25	1,950	1,828
	Juniper Networks Inc.	1.200%	12/10/25	13,730	12,461
	Marvell Technology Inc.	4.200%	6/22/23	29,250	29,315
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	546	535
	NXP BV / NXP Funding LLC	4.875%	3/1/24	78,750	79,783
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	18,074
	Oracle Corp.	3.625%	7/15/23	4,650	4,647
	Oracle Corp.	2.400%	9/15/23	76,659	75,796
	Oracle Corp.	3.400%	7/8/24	31,165	31,019
	Oracle Corp.	2.950%	11/15/24	43,813	43,088
	Oracle Corp.	2.500%	4/1/25	124,996	120,788
	Oracle Corp.	2.950%	5/15/25	47,433	46,245
	Oracle Corp.	1.650%	3/25/26	121,609	111,812
	Oracle Corp.	2.650%	7/15/26	91,643	86,740
	Oracle Corp.	2.800%	4/1/27	30,005	28,274
	PayPal Holdings Inc.	3.900%	6/1/27	13,230	13,514
[7]	Qorvo Inc.	1.750%	12/15/24	14,560	13,659
	QUALCOMM Inc.	3.250%	5/20/27	32,284	32,418
	Roper Technologies Inc.	3.800%	12/15/26	12,272	12,297
[7]	S&P Global Inc.	2.450%	3/1/27	62,840	60,049
[7]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	2,940
	Skyworks Solutions Inc.	0.900%	6/1/23	11,710	11,434
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	82,160
[7]	SS&C Technologies Inc.	5.500%	9/30/27	3,909	3,849
	TSMC Arizona Corp.	3.875%	4/22/27	40,780	40,974
	Verisk Analytics Inc.	4.000%	6/15/25	52,010	52,282
[9]	Visa Inc.	1.500%	6/15/26	31,830	32,646
	VMware Inc.	0.600%	8/15/23	34,000	32,918
	VMware Inc.	4.500%	5/15/25	149,682	151,362
	VMware Inc.	1.400%	8/15/26	72,540	65,410
	Workday Inc.	3.500%	4/1/27	29,130	28,567
					2,913,934
Utilities (3.7%)
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	13,631
[8,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	2.962%	1/8/26	4,860	3,352
	Ameren Corp.	2.500%	9/15/24	32,940	31,976
	Ameren Corp.	3.650%	2/15/26	9,007	8,957
	Ameren Corp.	1.950%	3/15/27	17,800	16,303
	Ameren Illinois Co.	3.250%	3/1/25	11,340	11,315
	American Electric Power Co. Inc.	2.031%	3/15/24	26,630	25,913
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	8,819
	Atmos Energy Corp.	0.625%	3/9/23	41,230	40,554
[8,11]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	2.213%	7/1/24	9,500	6,535
	Baltimore Gas and Electric Co.	3.350%	7/1/23	3,142	3,145
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	19,699	20,148
	Black Hills Corp.	1.037%	8/23/24	29,400	27,679
[9]	Cadent Finance plc	0.625%	9/22/24	14,465	14,414
[7]	Calpine Corp.	4.500%	2/15/28	1,494	1,448
	CenterPoint Energy Inc.	2.500%	9/1/24	15,667	15,183
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	42,699

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	31,670	31,237
	Consolidated Edison Inc.	0.650%	12/1/23	40,295	38,865
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	5,586
	Dominion Energy Inc.	3.300%	3/15/25	47,212	46,857
	Dominion Energy Inc.	1.450%	4/15/26	59,182	54,886
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,334
[8]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	2.359%	9/15/23	31,810	31,634
	DTE Energy Co.	1.050%	6/1/25	35,045	32,577
	DTE Energy Co.	2.850%	10/1/26	6,695	6,436
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	8,525	7,941
	Duke Energy Corp.	3.950%	10/15/23	15,085	15,148
	Duke Energy Corp.	0.900%	9/15/25	33,565	30,946
	Duke Energy Corp.	2.650%	9/1/26	16,491	15,808
	Duke Energy Ohio Inc.	3.800%	9/1/23	11,620	11,664
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	7,830
[10]	E.ON International Finance BV	5.625%	12/6/23	2,945	3,697
[9]	E.ON SE	0.000%	12/18/23	3,000	3,016
[7]	East Ohio Gas Co.	1.300%	6/15/25	9,715	9,036
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	17,106	17,057
[7]	Electricite de France SA	4.500%	9/21/28	16,050	16,105
[9]	Energias de Portugal SA	2.875%	6/1/26	10,600	11,081
[7]	Engie SA	2.875%	10/10/22	10,649	10,601
	Entergy Arkansas LLC	3.500%	4/1/26	23,522	23,571
	Entergy Corp.	0.900%	9/15/25	48,695	44,399
	Entergy Corp.	2.950%	9/1/26	90,000	86,524
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,680	23,531
	Entergy Louisiana LLC	4.050%	9/1/23	11,650	11,719
	Entergy Louisiana LLC	0.620%	11/17/23	18,608	17,997
	Entergy Louisiana LLC	0.950%	10/1/24	17,460	16,548
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	8,867
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	16,144
	Evergy Inc.	2.450%	9/15/24	48,500	47,065
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	15,529
	Eversource Energy	0.800%	8/15/25	11,595	10,591
	Eversource Energy	1.400%	8/15/26	22,250	20,168
	Eversource Energy	2.900%	3/1/27	41,865	40,270
	Eversource Energy	4.600%	7/1/27	24,200	24,960
	Exelon Corp.	3.950%	6/15/25	30,194	30,380
	Exelon Corp.	3.400%	4/15/26	4,845	4,802
[7]	Exelon Corp.	2.750%	3/15/27	35,937	34,451
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,290
	FirstEnergy Corp.	1.600%	1/15/26	12,317	11,268
	FirstEnergy Corp.	4.400%	7/15/27	3,995	3,915
	Georgia Power Co.	2.200%	9/15/24	23,973	23,313
	ITC Holdings Corp.	2.700%	11/15/22	29,250	29,144
	ITC Holdings Corp.	3.250%	6/30/26	9,400	9,148
	MidAmerican Energy Co.	3.700%	9/15/23	4,370	4,355
	National Fuel Gas Co.	5.500%	1/15/26	9,705	9,928
[9]	National Grid Electricity Transmission plc	0.190%	1/20/25	13,007	12,867
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	24,290	23,472
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	54,370	53,559
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	19,304
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	30,053
[7]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,455	1,438
[7]	NextEra Energy Operating Partners LP	4.500%	9/15/27	6,056	5,986
[7]	NRG Energy Inc.	2.000%	12/2/25	18,522	16,951
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,538
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,531
	NSTAR Electric Co.	3.200%	5/15/27	33,850	33,430
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NTPC Ltd.	4.375%	11/26/24	4,300	4,304
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	33,785	33,362
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,695	9,772
	Pacific Gas and Electric Co.	3.250%	6/15/23	6,953	6,873
	Pacific Gas and Electric Co.	3.500%	6/15/25	16,285	15,549
	Pacific Gas and Electric Co.	3.450%	7/1/25	14,525	13,929
	Pacific Gas and Electric Co.	3.150%	1/1/26	100,743	94,032
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	11,156
	PacifiCorp	3.350%	7/1/25	17,120	17,019
	PECO Energy Co.	3.150%	10/15/25	3,885	3,862
	Perusahaan Gas Negara Tbk PT	5.125%	5/16/24	3,897	3,937
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	8,251
	Public Service Enterprise Group Inc.	2.875%	6/15/24	65,543	64,665
	Public Service Enterprise Group Inc.	0.800%	8/15/25	48,415	44,241
	Puget Energy Inc.	3.650%	5/15/25	13,272	13,021
[7]	Rayburn Country Securitization LLC	2.307%	12/1/32	10,633	9,895
	Sempra Energy	3.300%	4/1/25	36,889	36,494
	Southern California Edison Co.	3.700%	8/1/25	13,471	13,485
	Southern California Edison Co.	1.200%	2/1/26	6,329	5,781
	Southern California Gas Co.	2.600%	6/15/26	16,150	15,607
	Southern California Gas Co.	2.950%	4/15/27	19,425	19,022
	Southern Co.	4.475%	8/1/24	29,890	30,183
	Southern Co.	5.113%	8/1/27	38,600	39,541
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,931
	Southern Power Co.	0.900%	1/15/26	9,700	8,826
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	32,433
	Southwestern Public Service Co.	3.300%	6/15/24	41,903	41,704
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	8,760
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	10,775	10,826
	Tampa Electric Co.	3.875%	7/12/24	17,470	17,548
	Union Electric Co.	2.950%	6/15/27	12,496	12,191
[11]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	16,815
[8,11]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	1.554%	8/23/24	29,100	20,138
	Virginia Electric and Power Co.	3.450%	2/15/24	16,509	16,520
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	8,530
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	12,225
	Virginia Electric and Power Co.	2.950%	11/15/26	46,542	45,283
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	19,492
[7]	Vistra Operations Co. LLC	5.125%	5/13/25	9,672	9,680
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	21,654
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	3,881	3,892
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	1,380	1,360
	WEC Energy Group Inc.	0.550%	9/15/23	53,165	51,535
	WEC Energy Group Inc.	0.800%	3/15/24	48,550	46,410
[10]	Western Power Distribution plc	3.625%	11/6/23	14,458	17,693
	Xcel Energy Inc.	3.350%	12/1/26	20,814	20,463
	Xcel Energy Inc.	1.750%	3/15/27	31,596	28,916
					2,477,225
Total Corporate Bonds (Cost $54,668,460)					51,748,000
Floating Rate Loan Interests (0.1%)
[8]	AAdvantage Loyalty IP Ltd. Term Loan, 3M USD LIBOR + 4.750%	7.460%	4/20/28	1,200	1,176
[8]	Avient Corp. Term Loan B, TSFR3M + 3.500%	4.875%	7/27/29	2,000	1,965
[8]	Axalta Coating Systems US Holdings Inc. Term Loan B-3, 3M USD LIBOR + 1.750%	4.000%	6/1/24	3,300	3,274
[8]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 5.250%	7.174%	2/1/27	5,465	4,582

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	CDK Global Inc. Term Loan B, TSFR3M + 4.500%	6.609%	7/6/29	1,440	1,397
[8]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	4.380%	12/27/24	2,843	2,774
[8]	Clark Equipment Co. Term Loan B, TSFR3M + 2.500%	4.654%	4/20/29	564	545
[8]	Clean Harbors Inc. Term Loan B, 1M USD LIBOR + 2.000%	4.372%	10/8/28	6,766	6,708
[8]	DaVita Inc. Term Loan B, 1M USD LIBOR +1.750%	4.273%	11/30/25	2,750	2,599
[8]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	7.372%	8/2/27	3,012	2,838
[8]	Hilton Worldwide Finance LLC Term Loan B-2, 1M USD LIBOR + 1.750%	4.009%	6/22/26	1,415	1,391
[8]	McAfee Corp. Term Loan B, TSFR1M + 4.000%	6.407%	3/1/29	1,435	1,366
[8]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	5.622%	10/23/28	2,793	2,664
[8]	Nexstar Broadcasting Inc. Term Loan, 3M USD LIBOR + 2.250%	3.014%	1/17/24	40	40
[8]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	4.250%	11/5/28	35,555	34,838
[8]	SkyMiles IP Ltd. Term Loan B, 3M USD LIBOR + 3.750%	6.460%	10/20/27	3,860	3,897
[8]	Southwestern Energy Co. Term Loan, TSFR3M + 2.500%	4.704%	6/22/27	1,741	1,717
[8]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	4.677%	3/22/29	1,049	1,024
[8]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	4.677%	3/22/29	1,401	1,368
[8]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	4.122%	5/30/25	3,006	2,961
Total Floating Rate Loan Interests (Cost $81,206)					79,124
Sovereign Bonds (2.1%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	23,410	23,278
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	14,529
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	7,665
[7]	CDP Financial Inc.	3.150%	7/24/24	24,580	24,594
	Corp. Andina de Fomento	2.375%	5/12/23	19,340	19,179
	Corp. Andina de Fomento	1.250%	10/26/24	77,708	73,977
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	6,018	5,938
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	1,764
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	6,038	6,030
[7]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	367	365
	Dominican Republic	6.000%	7/19/28	19,566	18,918
[7]	Dominican Republic	5.500%	2/22/29	14,785	13,738
	Export-Import Bank of India	3.875%	3/12/24	9,516	9,480
[7]	Fondo MIVIVIENDA SA	4.625%	4/12/27	23,578	22,642
[7]	Government of Bermuda	4.854%	2/6/24	2,861	2,892
	Kingdom of Morocco	4.250%	12/11/22	30,991	30,974
[7,9]	Kingdom of Morocco	1.375%	3/30/26	17,304	16,198
[9]	Kingdom of Morocco	1.375%	3/30/26	4,800	4,493
	Korea Development Bank	3.250%	2/19/24	12,205	12,204
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	11,761
	Korea National Oil Corp.	0.875%	10/5/25	19,400	17,671
[9]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	15,931
	North American Development Bank	2.400%	10/26/22	711	711
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,804
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	14,919	15,263
	Republic of Chile	3.125%	1/21/26	16,180	15,803
[9]	Republic of Chile	0.100%	1/26/27	18,930	17,160
	Republic of Chile	2.750%	1/31/27	20,689	19,753
[9]	Republic of Chile	0.555%	1/21/29	10,244	8,922
	Republic of Chile	2.550%	7/27/33	11,585	9,844
	Republic of Colombia	2.625%	3/15/23	77,149	76,457
	Republic of Colombia	4.000%	2/26/24	40,280	39,589
	Republic of Colombia	4.500%	1/28/26	14,479	13,890
	Republic of Croatia	5.500%	4/4/23	64,069	64,854
	Republic of Croatia	6.000%	1/26/24	2,400	2,482
	Republic of Hungary	5.375%	2/21/23	79,668	80,359
	Republic of Hungary	5.750%	11/22/23	70,356	71,828
	Republic of Hungary	5.375%	3/25/24	43,000	43,780
[9]	Republic of Hungary	1.125%	4/28/26	30,800	29,274
[7]	Republic of Hungary	5.250%	6/16/29	6,320	6,415
[9]	Republic of Korea	0.000%	10/15/26	8,743	8,374
	Republic of Panama	4.000%	9/22/24	98,528	98,818
	Republic of Panama	3.750%	3/16/25	42,751	42,535
	Republic of Panama	7.125%	1/29/26	12,200	13,325
	Republic of Peru	7.350%	7/21/25	37,025	40,313
	Republic of Peru	2.392%	1/23/26	3,749	3,555
[9]	Republic of Philippines	0.000%	2/3/23	39,801	40,459
[9]	Republic of Philippines	0.250%	4/28/25	9,535	9,121
	Republic of Philippines	3.229%	3/29/27	16,910	16,894
[9]	Republic of Serbia	3.125%	5/15/27	71,905	66,719
	Republic of Slovenia	5.500%	10/26/22	11,740	11,776
	Republic of Uzbekistan	4.750%	2/20/24	8,540	8,279
	Romania	4.375%	8/22/23	12,480	12,506
	Romania	4.875%	1/22/24	7,934	7,990
[9]	Romania	2.750%	2/26/26	9,689	9,473
[9]	Romania	2.000%	12/8/26	24,328	23,105
[7]	Romania	3.000%	2/27/27	10,662	9,759
[7]	Romania	5.250%	11/25/27	38,218	37,855
[9]	Romania	2.500%	2/8/30	6,632	5,633
[7,9]	Romania	2.000%	4/14/33	8,304	5,910
[7]	Romania	6.000%	5/25/34	26,539	25,732
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	16,074	15,610
	State of Qatar	3.375%	3/14/24	4,800	4,810
	United Mexican States	3.600%	1/30/25	39,424	39,378
[9]	United Mexican States	3.625%	4/9/29	844	847
Total Sovereign Bonds (Cost $1,536,392)					1,433,185
Taxable Municipal Bonds (0.0%)
[17]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	15,283
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	4,165	4,142
Total Taxable Municipal Bonds (Cost $20,381)					19,425
				Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[18]	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)			967,764	74,895
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[19]	Vanguard Market Liquidity Fund (Cost $385,914)	1.903%		3,860,989	385,945

Short-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	624,374	45
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	623,325	47
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	623,250	65
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	623,250	68
Total Options Purchased (Cost $11,018)					225
Total Investments (101.3%) (Cost $71,694,623)					68,204,374
Other Assets and Liabilities—Net (-1.3%)					(907,709)
Net Assets (100%)					67,296,665
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $6,433,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $2,133,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $55,050,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $7,890,340,000, representing 11.7% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Australian dollars.
12	Guaranteed by the Republic of Azerbaijan.
13	Guaranteed by multiple countries.
14	Face amount denominated in Canadian dollars.
15	Non-income-producing security—security in default.
16	Security value determined using significant unobservable inputs.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term SOFR 1 Month.
TSFR3M—CME Term SOFR 3 Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Short-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	35,826	4,074,368	21,974
Euro-Schatz	September 2022	153	17,222	143
				22,117

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(995)	(209,409)	(562)
5-Year Government of Canada Bond	September 2022	(190)	(17,145)	(54)
10-Year U.S. Treasury Note	September 2022	(1,508)	(182,680)	(4,039)
AUD 3-Year Treasury Bond	September 2022	(847)	(64,646)	(1,065)
AUD 10-Year Treasury Bond	September 2022	(177)	(15,455)	(652)
Euro-Bobl	September 2022	(5,089)	(665,079)	(16,862)
Euro-Bund	September 2022	(111)	(17,884)	(797)
Long Gilt	September 2022	(803)	(115,567)	(531)
Long U.S. Treasury Bond	September 2022	(82)	(11,808)	(217)
Ultra 10-Year U.S. Treasury Note	September 2022	(2,929)	(384,431)	(11,614)
				(36,393)
				(14,276)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/21/22	AUD	5,054	USD	3,513	22	—
HSBC Bank plc	9/21/22	CAD	229	USD	177	1	—
BNP Paribas	9/21/22	CAD	107	USD	82	1	—
Morgan Stanley Capital Services Inc.	9/21/22	CAD	101	USD	80	—	(1)
HSBC Bank plc	9/21/22	EUR	54,324	USD	57,551	—	(1,824)
JPMorgan Chase Bank, N.A.	9/21/22	EUR	15,488	USD	15,860	28	—
JPMorgan Chase Bank, N.A.	9/21/22	EUR	8,528	USD	8,895	—	(147)
Standard Chartered Bank	9/21/22	EUR	7,229	USD	7,599	—	(184)
Bank of New York	9/21/22	EUR	5,954	USD	6,107	1	—
Morgan Stanley Capital Services Inc.	9/21/22	EUR	5,984	USD	6,027	112	—
Bank of New York	9/21/22	EUR	3,423	USD	3,666	—	(156)
State Street Bank & Trust Co.	9/21/22	EUR	3,339	USD	3,545	—	(119)
Standard Chartered Bank	9/21/22	GBP	13,581	USD	16,735	—	(176)
Toronto-Dominion Bank	9/21/22	GBP	8,742	USD	10,508	150	—
State Street Bank & Trust Co.	9/21/22	USD	132,329	AUD	185,916	2,321	—
State Street Bank & Trust Co.	9/21/22	USD	129,532	AUD	185,730	—	(347)
Bank of Montreal	9/21/22	USD	131,790	AUD	184,988	2,430	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	39,866	CAD	49,990	835	—
Credit Agricole CIB	9/21/22	USD	343,868	EUR	318,649	16,992	—
Bank of America, N.A.	9/21/22	USD	340,528	EUR	315,435	16,949	—
Deutsche Bank AG	9/8/22	USD	266,570	EUR	263,685	—	(3,664)

Short-Term Investment-Grade Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/8/22	USD	263,625	EUR	261,061	—	(3,919)
Morgan Stanley Capital Services Inc.	9/21/22	USD	22,854	EUR	21,666	629	—
Standard Chartered Bank	9/21/22	USD	10,307	EUR	9,831	221	—
Barclays Bank plc	9/21/22	USD	7,787	EUR	7,578	14	—
Standard Chartered Bank	9/21/22	USD	7,445	EUR	7,341	—	(86)
Bank of America, N.A.	9/21/22	USD	6,566	EUR	6,489	—	(90)
Deutsche Bank AG	9/21/22	USD	6,418	EUR	6,278	—	(23)
Barclays Bank plc	9/21/22	USD	5,603	EUR	5,470	—	(8)
HSBC Bank plc	9/21/22	USD	2,425	EUR	2,276	90	—
Bank of New York	9/21/22	USD	1,845	EUR	1,820	—	(22)
JPMorgan Chase Bank, N.A.	9/21/22	USD	825	EUR	781	24	—
Standard Chartered Bank	9/21/22	USD	227,546	GBP	182,795	4,670	—
State Street Bank & Trust Co.	9/21/22	USD	226,628	GBP	182,065	4,642	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	7,561	GBP	6,288	—	(105)
Morgan Stanley Capital Services Inc.	9/21/22	USD	126	JPY	16,803	—	—
						50,132	(10,871)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)

Credit Protection Purchased
CDX-NA-HY-S37-V2	12/22/26	USD	38,471	(5.000)	(1,177)	2,465
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	(111)	16	—	(127)
American Express Co./A2	12/23/25	GSI	3,270	1.000	68	74	—	(6)
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	43	31	12	—
AT&T Inc./Baa2	12/21/23	BARC	179,110	1.000	444	1,492	—	(1,048)
AT&T Inc./Baa2	12/21/23	BARC	44,560	1.000	110	371	—	(261)
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	16,580	1.000	80	22	58	—
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	(92)	223	—	(315)
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	(53)	(13)	—	(40)

Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	89	83	6	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	58	66	—	(8)
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	66	52	14	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	74	65	9	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	6	42	—	(36)
Enbridge Inc./Baa1	12/23/25	GSI	3,270	1.000	30	38	—	(8)
Federation of Malaysia/A3	6/22/27	JPMC	10,500	1.000	118	167	—	(49)
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	(8)	13	—	(21)
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	(64)	(2)	—	(62)
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	63	68	—	(5)
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	68	52	16	—
Lincoln National Corp./Baa1	12/23/25	GSI	3,270	1.000	9	29	—	(20)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	65	68	—	(3)
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	27	20	7	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	87	79	8	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	50	50	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	67	61	6	—
People's Republic of China/A1	6/21/24	GSI	20,715	1.000	275	180	95	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	49	50	—	(1)
Republic of Chile/A1	6/22/27	CITNA	46,750	1.000	(537)	446	—	(983)
Republic of Chile/A1	6/22/27	JPMC	9,900	1.000	(113)	126	—	(239)
Republic of Chile/A1	6/22/27	MSCS	17,890	1.000	(206)	202	—	(408)
Republic of Philippines/Baa2	6/22/27	BARC	8,250	1.000	(4)	82	—	(86)
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	13	31	—	(18)
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	77	72	5	—
Verizon Communications Inc./Baa1	12/21/22	GSI	33,580	1.000	101	45	56	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	9	50	—	(41)
					958	4,451	292	(3,785)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	19,485	(1.000)	(135)	(56)	—	(79)
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	73	392	—	(319)

Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Deutsche Bank AG	12/21/22	JPMC	20,120	(1.000)	(26)	(7)	—	(19)
Republic of Colombia	6/22/27	MSCS	1,850	(1.000)	125	82	43	—
					37	411	43	(417)
					995	4,862	335	(4,202)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $37,814,000 and cash of $20,140,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/6/22	N/A	100	1.437[1]	(1.364)[2]	—	—
1	Based on 1-Day USD Overnight Fed Funds Effective Rate as of the most recent payment date. Interest payment received/paid quarterly.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $71,230,407)	67,743,534
Affiliated Issuers (Cost $464,216)	460,840
Total Investments in Securities	68,204,374
Investment in Vanguard	2,583
Foreign Currency, at Value (Cost $9,610)	9,693
Receivables for Investment Securities Sold	2,503,299
Receivables for Accrued Income	450,594
Receivables for Capital Shares Issued	45,514
Swap Premiums Paid	4,940
Variation Margin Receivable—Centrally Cleared Swap Contracts	52
Unrealized Appreciation—Forward Currency Contracts	50,132
Unrealized Appreciation—Over-the-Counter Swap Contracts	335
Other Assets	680
Total Assets	71,272,196
Liabilities
Due to Custodian	2,795
Payables for Investment Securities Purchased	3,873,886
Payables for Capital Shares Redeemed	62,421
Payables for Distributions	18,110
Payables to Vanguard	3,069
Swap Premiums Received	78
Variation Margin Payable—Futures Contracts	99
Unrealized Depreciation—Forward Currency Contracts	10,871
Unrealized Depreciation—Over-the-Counter Swap Contracts	4,202
Total Liabilities	3,975,531
Net Assets	67,296,665
At July 31, 2022, net assets consisted of:

Paid-in Capital	71,371,354
Total Distributable Earnings (Loss)	(4,074,689)
Net Assets	67,296,665

Investor Shares—Net Assets
Applicable to 689,995,689 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,042,672
Net Asset Value Per Share—Investor Shares	$10.21

Admiral Shares—Net Assets
Applicable to 4,634,738,283 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,305,999
Net Asset Value Per Share—Admiral Shares	$10.21

Institutional Shares—Net Assets
Applicable to 1,268,560,736 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,947,994
Net Asset Value Per Share—Institutional Shares	$10.21

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends—Affiliated Issuers	619
Interest—Unaffiliated Issuers	653,469
Interest—Affiliated Issuers	3,837
Total Income	657,925
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,633
Management and Administrative— Investor Shares	6,763
Management and Administrative— Admiral Shares	21,489
Management and Administrative— Institutional Shares	3,863
Marketing and Distribution— Investor Shares	312
Marketing and Distribution— Admiral Shares	1,224
Marketing and Distribution— Institutional Shares	284
Custodian Fees	188
Shareholders’ Reports—Investor Shares	59
Shareholders’ Reports—Admiral Shares	229
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	18
Other Expenses	7
Total Expenses	37,078
Expenses Paid Indirectly	(7)
Net Expenses	37,071
Net Investment Income	620,854
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(619,453)
Investment Securities Sold—Affiliated Issuers	(367)
Futures Contracts	(163,070)
Options Purchased	(1,127)
Options Written	2,039
Swap Contracts	(4,781)
Forward Currency Contracts	194,555
Foreign Currencies	(22,506)
Realized Net Gain (Loss)	(614,710)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(2,395,854)
Investment Securities—Affiliated Issuers	(2,876)
Futures Contracts	4,347
Options Purchased	(1,671)
Options Written	(45)
Swap Contracts	(275)
Forward Currency Contracts	680
Foreign Currencies	(298)
Change in Unrealized Appreciation (Depreciation)	(2,395,992)
Statement of Assets and Liabilities (continued)
Six Months Ended July 31, 2022
($000)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,389,848)

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	620,854	1,214,741
Realized Net Gain (Loss)	(614,710)	751,955
Change in Unrealized Appreciation (Depreciation)	(2,395,992)	(3,215,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,389,848)	(1,248,767)
Distributions
Investor Shares	(65,059)	(168,845)
Admiral Shares	(459,746)	(1,102,577)
Institutional Shares	(125,784)	(297,838)
Total Distributions	(650,589)	(1,569,260)
Capital Share Transactions
Investor Shares	(1,031,923)	98,823
Admiral Shares	(4,746,679)	4,902,787
Institutional Shares	(584,706)	351,031
Net Increase (Decrease) from Capital Share Transactions	(6,363,308)	5,352,641
Total Increase (Decrease)	(9,403,745)	2,534,614
Net Assets
Beginning of Period	76,700,410	74,165,796
End of Period	67,296,665	76,700,410

Short-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.63	$11.02	$10.80	$10.50	$10.57	$10.65
Investment Operations
Net Investment Income[1]	.085	.161	.233	.297	.283	.224
Net Realized and Unrealized Gain (Loss) on Investments	(.416)	(.341)	.225	.304	(.069)	(.087)
Total from Investment Operations	(.331)	(.180)	.458	.601	.214	.137
Distributions
Dividends from Net Investment Income	(.089)	(.171)	(.238)	(.301)	(.284)	(.215)
Distributions from Realized Capital Gains	—	(.039)	—	—	—	(.002)
Total Distributions	(.089)	(.210)	(.238)	(.301)	(.284)	(.217)
Net Asset Value, End of Period	$10.21	$10.63	$11.02	$10.80	$10.50	$10.57
Total Return[2]	-3.11%	-1.66%	4.29%	5.79%	2.07%	1.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,043	$8,400	$8,617	$8,179	$7,846	$9,333
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.47%	2.14%	2.78%	2.71%	2.11%
Portfolio Turnover Rate	24%[4]	65%[4]	89%[4]	76%[4]	71%[4]	86%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 1%, 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.63	$11.02	$10.80	$10.50	$10.57	$10.65
Investment Operations
Net Investment Income[1]	.090	.171	.244	.308	.294	.236
Net Realized and Unrealized Gain (Loss) on Investments	(.416)	(.341)	.225	.304	(.070)	(.088)
Total from Investment Operations	(.326)	(.170)	.469	.612	.224	.148
Distributions
Dividends from Net Investment Income	(.094)	(.181)	(.249)	(.312)	(.294)	(.226)
Distributions from Realized Capital Gains	—	(.039)	—	—	—	(.002)
Total Distributions	(.094)	(.220)	(.249)	(.312)	(.294)	(.228)
Net Asset Value, End of Period	$10.21	$10.63	$11.02	$10.80	$10.50	$10.57
Total Return[2]	-3.07%	-1.56%	4.39%	5.90%	2.17%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,306	$54,200	$51,282	$44,211	$40,218	$42,156
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.57%	2.23%	2.88%	2.81%	2.21%
Portfolio Turnover Rate	24%[4]	65%[4]	89%[4]	76%[4]	71%[4]	86%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 1%, 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.63	$11.02	$10.80	$10.50	$10.57	$10.65
Investment Operations
Net Investment Income[1]	.091	.175	.246	.311	.297	.240
Net Realized and Unrealized Gain (Loss) on Investments	(.415)	(.341)	.226	.304	(.070)	(.089)
Total from Investment Operations	(.324)	(.166)	.472	.615	.227	.151
Distributions
Dividends from Net Investment Income	(.096)	(.185)	(.252)	(.315)	(.297)	(.229)
Distributions from Realized Capital Gains	—	(.039)	—	—	—	(.002)
Total Distributions	(.096)	(.224)	(.252)	(.315)	(.297)	(.231)
Net Asset Value, End of Period	$10.21	$10.63	$11.02	$10.80	$10.50	$10.57
Total Return	-3.05%	-1.53%	4.42%	5.93%	2.20%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,948	$14,101	$14,267	$10,830	$10,100	$11,566
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.60%	2.25%	2.91%	2.84%	2.24%
Portfolio Turnover Rate	24%[3]	65%[3]	89%[3]	76%[3]	71%[3]	86%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Includes 1%, 3%, 13%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2022, counterparties had deposited in segregated accounts securities with a value of $3,420,000 and cash of $10,778,000 in connection with TBA transactions.

Short-Term Investment-Grade Fund
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Short-Term Investment-Grade Fund
During the six months ended July 31, 2022, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 7% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2022, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for

Short-Term Investment-Grade Fund
example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2022, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Short-Term Investment-Grade Fund
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,583,000, representing less than 0.01% of the fund’s net assets and 1.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Short-Term Investment-Grade Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,988,797	—	9,988,797
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,474,778	—	4,474,778
Corporate Bonds	—	51,747,972	28	51,748,000
Floating Rate Loan Interests	—	79,124	—	79,124
Sovereign Bonds	—	1,433,185	—	1,433,185
Taxable Municipal Bonds	—	19,425	—	19,425
Common Stocks	74,895	—	—	74,895
Temporary Cash Investments	385,945	—	—	385,945
Options Purchased	—	225	—	225
Total	460,840	67,743,506	28	68,204,374
Derivative Financial Instruments
Assets
Futures Contracts[1]	22,117	—	—	22,117
Forward Currency Contracts	—	50,132	—	50,132
Swap Contracts	2,465[1]	335	—	2,800
Total	24,582	50,467	—	75,049
Liabilities
Futures Contracts[1]	36,393	—	—	36,393
Forward Currency Contracts	—	10,871	—	10,871
Swap Contracts	—	4,202	—	4,202
Total	36,393	15,073	—	51,466
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	225	—	—	225
Swap Premiums Paid	—	—	4,940	4,940
Unrealized Appreciation—Futures Contracts[1]	22,117	—	—	22,117
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	2,465	2,465

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	50,132	—	50,132
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	335	335
Total Assets	22,342	50,132	7,740	80,214

Swap Premiums Received	—	—	78	78
Unrealized Depreciation—Futures Contracts[1]	36,393	—	—	36,393
Unrealized Depreciation—Forward Currency Contracts	—	10,871	—	10,871
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	4,202	4,202
Total Liabilities	36,393	10,871	4,280	51,544
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(163,070)	—	—	(163,070)
Options Purchased	—	—	(1,127)	(1,127)
Options Written	—	—	2,039	2,039
Swap Contracts	—	—	(4,781)	(4,781)
Forward Currency Contracts	—	194,555	—	194,555
Realized Net Gain (Loss) on Derivatives	(163,070)	194,555	(3,869)	27,616
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,347	—	—	4,347
Options Purchased	(1,446)	—	(225)	(1,671)
Options Written	—	—	(45)	(45)
Swap Contracts	—	—	(275)	(275)
Forward Currency Contracts	—	680	—	680
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,901	680	(545)	3,036
F.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	71,602,314
Gross Unrealized Appreciation	251,851
Gross Unrealized Depreciation	(3,621,346)
Net Unrealized Appreciation (Depreciation)	(3,369,495)
G.	During the six months ended July 31, 2022, the fund purchased $9,725,935,000 of investment securities and sold $15,237,191,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,261,565,000 and $5,806,060,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $2,503,880,000 and sales were $1,529,847,000, resulting in net realized loss of $36,868,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Short-Term Investment-Grade Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	361,155	35,066	1,986,938	181,610
Issued in Lieu of Cash Distributions	60,965	5,947	158,729	14,596
Redeemed	(1,454,043)	(141,384)	(2,046,844)	(187,822)
Net Increase (Decrease)—Investor Shares	(1,031,923)	(100,371)	98,823	8,384
Admiral Shares
Issued	5,521,814	537,271	18,548,849	1,698,725
Issued in Lieu of Cash Distributions	364,398	35,554	883,405	81,245
Redeemed	(10,632,891)	(1,038,118)	(14,529,467)	(1,334,000)
Net Increase (Decrease)—Admiral Shares	(4,746,679)	(465,293)	4,902,787	445,970
Institutional Shares
Issued	1,744,482	169,569	4,071,971	372,794
Issued in Lieu of Cash Distributions	116,775	11,396	277,476	25,509
Redeemed	(2,445,963)	(239,234)	(3,998,416)	(366,280)
Net Increase (Decrease)—Institutional Shares	(584,706)	(58,269)	351,031	32,023
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	994,617	NA1	NA1	(367)	(69)	3,837	—	385,945
Vanguard Short- Term Corporate Bond ETF	77,702	—	—	—	(2,807)	619	—	74,895
Total	1,072,319	—	—	(367)	(2,876)	4,456	—	460,840
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.

Intermediate-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds - Communications	7.8
Corporate Bonds - Consumer Discretionary	5.5
Corporate Bonds - Consumer Staples	5.6
Corporate Bonds - Energy	7.0
Corporate Bonds - Financials	23.6
Corporate Bonds - Health Care	8.0
Corporate Bonds - Industrials	5.9
Corporate Bonds - Materials	2.5
Corporate Bonds - Real Estate	5.9
Corporate Bonds - Technology	5.7
Corporate Bonds - Utilities	5.5
Floating Rate Loan Interests	0.1
Sovereign Bonds	3.2
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	10.9
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Intermediate-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (10.9%)
U.S. Government Securities (8.9%)
	United States Treasury Note/Bond	1.125%	8/31/28	139,000	126,468
[1]	United States Treasury Note/Bond	1.250%	9/30/28	350,000	320,469
	United States Treasury Note/Bond	1.375%	10/31/28	175,000	161,301
	United States Treasury Note/Bond	1.500%	11/30/28	175,000	162,477
	United States Treasury Note/Bond	1.875%	2/28/29	200,000	190,156
	United States Treasury Note/Bond	2.375%	3/31/29	135,000	132,089
	United States Treasury Note/Bond	2.750%	5/31/29	313,280	313,868
	United States Treasury Note/Bond	3.250%	6/30/29	50,000	51,703
	United States Treasury Note/Bond	1.625%	5/15/31	291,900	268,639
[1,2,3]	United States Treasury Note/Bond	1.250%	8/15/31	500,000	443,906
	United States Treasury Note/Bond	1.375%	11/15/31	250,000	223,672
	United States Treasury Note/Bond	1.875%	2/15/32	300,000	280,031
	United States Treasury Note/Bond	2.875%	5/15/32	140,000	142,472
					2,817,251
Conventional Mortgage-Backed Securities (2.0%)
[4,5]	Ginnie Mae	4.500%	8/18/52– 9/21/52	392,000	398,979
[4,5,6]	UMBS Pool	4.500%	9/14/52	218,500	221,438
					620,417
Total U.S. Government and Agency Obligations (Cost $3,563,649)					3,437,668
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,624	3,615
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	2,640	2,618
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,058
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,065
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	9,460	9,453
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	7,240	7,189
[4,7,8]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	13,621	13,263
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	2,150	2,145
[4,7]	BAMLL Commercial Mortgage Securities Trust Class ANM Series 2019-BPR	3.112%	11/5/32	12,800	12,073
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,524
[4,8]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.342%	9/15/48	360	337
[4]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	7,060	6,690
[4]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	7,350	6,908
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,647
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	6,629	6,383
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,270	5,195
[4,8]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	3,960	4,046
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	4,985	5,087
[4]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	11,404	11,313
[4]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	12,720	12,483
[4,8]	BANK Class A4 Series 2022-BNK40	3.394%	3/15/64	4,030	3,894
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,990	3,927
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	1,310	1,268
[4]	BANK Class ASB Series 2018-BNK14	4.185%	9/15/60	2,205	2,233
[4]	BANK Class ASB Series 2019-BN23	2.846%	12/15/52	9,970	9,544
[4]	BANK Class ASB Series 2019-BNK17	3.623%	4/15/52	1,437	1,417
[4,8]	Barclays Commercial Mortgage Class A5 Series 2022-C16	4.600%	6/15/55	3,830	4,047
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	7,285	6,701
[4]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,827
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	6,909
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,206
[4,8]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	4,630	4,583
[4,8]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	5,040	5,041
[4]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	11,750	11,035
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	13,660	12,664
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	6,735	6,381
[4,8]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	2,350	2,296
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	1,532	1,510
[4,7]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	5,490	5,003
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	2,090	2,082
[4]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	11,550	10,852
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	2,010	2,012
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	2,690	2,621
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	1,360	1,360
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	2,900	2,898
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	18,170	17,377
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,765	5,602
[4,8]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,418
[4]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	3,400	3,471

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	2,341	2,289
[4]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	1,180	1,107
[4]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	2,200	2,135
[4,8]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,940	2,832
[4,8]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	820	793
[4,8]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	5,510	5,046
[4,8]	CD Mortgage Trust Class C Series 2018-CD7	4.850%	8/15/51	1,350	1,341
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	902
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/10/47	416	413
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	2,876	2,841
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-GC37	3.050%	4/10/49	8,778	8,538
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,483
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	10,900	10,104
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	3,253	3,250
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	2,470	2,414
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	6,425	6,295
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	3,770	3,707
[4,8]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	405
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	2,020	1,991
[4,8]	Citigroup Commercial Mortgage Trust Class AS Series 2017-P8	3.789%	9/15/50	750	725
[4,8]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	800	798
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,150	3,070
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.428%	7/10/47	1,250	1,229
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	900	853
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.264%	9/15/50	2,220	2,127
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	4,875	4,849
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	499
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,580	2,573
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	2,257	2,265
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	2,727	2,696
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	88	87
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	2,388	2,383
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	925	916
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	5,279	5,205
[4,8]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	1,760	1,752
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	556	556
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	974	973
[4,8]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	1,300	1,297
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	1,290	1,278
[4]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	172
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,400	1,390
[4,7,8]	COMM Mortgage Trust Class C Series 2013-CR9	4.292%	7/10/45	2,780	2,627
[4,8]	COMM Mortgage Trust Class C Series 2015-CR27	4.450%	10/10/48	1,760	1,726
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	15,250	13,838
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	1,558	1,525
[4,8]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.366%	8/15/48	2,160	1,960
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	5,600	5,732
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	5,540	5,411
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	2,980	2,705
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	1,100	1,101
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	5,630	5,617
[4,7,8]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	3.059%	10/25/56	2,932	2,903
[4,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	1,658	1,574
[4,7]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	5,260	4,904
[4]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,340	1,332
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	3,900	3,755
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	4,390	4,315
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	2,530	2,390
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,478
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	2,700	2,683
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,850
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	560	516
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	760	702
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,129
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	530	495

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	500	454
[4,7]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	900	803
[4,7]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	6,680	6,102
[4,8]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	1,072
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	5,920	5,802
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	2,220	2,131
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	3,092
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	6,528	6,233
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	7,000	6,631
[4,8]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.038%	7/10/46	185	185
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	18,170	17,027
[4]	GS Mortgage Securities Trust Class AAB Series 2020-GC45	2.843%	2/13/53	7,336	7,025
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	566
[4,8]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	6,520	6,449
[4,8]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	1,550	1,532
[4,8]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.512%	9/10/47	2,610	2,502
[4,7,8]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.071%	7/10/46	1,210	1,130
[4,8]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.533%	9/10/47	4,615	4,248
[4,8]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	2,610	2,459
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	1,120	1,055
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	1,120	1,040
[4,7]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	270	266
[4,7]	Hertz Vehicle Financing LLC Class A Series 2021-2A	1.680%	12/27/27	3,190	2,886
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	1,751	1,749
[4,7]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	269	268
[4,7]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,200	1,200
[4,7]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	5,810	5,423
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	4,750	4,468
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	2,490	2,478
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	530	521
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	1,270	1,169
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	1,350	1,235
[4,7,8]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	2.856%	3/17/37	7,869	7,742
[4,7,8]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	3.106%	3/17/37	2,250	2,227
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	389	385
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	286	286
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	3,223	3,209
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.939%	12/15/46	2,135	2,133
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.076%	1/15/46	2,550	2,510
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.004%	12/15/46	960	949
[4,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.672%	11/15/43	910	820
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	760	760
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	3,680	3,667
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	915	910
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.034%	7/15/45	5,000	4,960
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	600	596
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	2,245	2,226
[4,8]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.788%	2/15/47	2,500	2,457
[4,8]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.788%	2/15/47	2,500	2,352
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	4,890	4,764
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	6,680	6,634
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	3,740	3,679
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	4,680	4,598
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	2,840	2,749
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	151
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	1,822
[4,8]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	3,600	3,486
[4,7,8]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	3,100	3,071
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	1,075	1,069

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	1,333	1,329
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	2,524	2,464
[4,7]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	5,070	4,836
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	1,580	1,567
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	2,630	2,582
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.073%	7/15/46	1,244	1,238
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	1,940	1,938
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	400	398
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	2,470	2,452
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	1,880	1,864
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	6,550	6,453
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,000	1,983
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	1,600	1,593
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	935	924
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	1,380	1,362
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.318%	6/15/47	5,890	5,771
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.073%	7/15/46	1,830	1,673
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.891%	4/15/47	1,140	1,131
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.751%	6/15/47	2,400	2,259
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.728%	5/15/49	2,440	2,318
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	3,506	3,452
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	2,800	2,772
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	3,670	3,558
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	2,235	2,212
[4]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	8,300	7,961
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	5,260	5,093
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	2,778	2,654
[4,8]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,680
[4,8]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.576%	12/15/48	1,610	1,454
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,690	3,642
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	2,088	2,068
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	2,719	2,687
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	11,610	11,509
[4,7]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	4,440	4,360
[4,7]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	3,975	3,528
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,980	8,257
[4,7,8]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	3.036%	1/16/60	1,104	1,103
[4,7,8]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	3.126%	6/20/60	761	757
[4,7,8]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	3.106%	8/18/60	418	415
[4,7,8]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	3.209%	11/25/65	4,658	4,609
[4,7]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	480	459
[4,7]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	360	363
[4,7]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	210	201
[4,7]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	250	254
[4,7,8]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	2.648%	12/5/59	1,617	1,614
[4,7,8]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	2.722%	4/10/50	334	334
[4,7,8]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	2.672%	11/10/49	600	600
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	870	862
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-3	4.130%	8/16/27	1,700	1,693
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	1,590	1,550
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-3	4.490%	8/15/29	2,910	2,893
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,185
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	1,540	1,513
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	4,168	4,080
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	5,619	5,548
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	8,047	7,944
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	3.209%	1/25/39	153	153
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	2.859%	7/25/40	93	93

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	60	60
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	88	87
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	1,690	1,661
[4,7]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	137	137
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	634	630
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	1,547	1,520
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,800	2,776
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2022-1A	3.820%	4/25/35	1,670	1,673
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	10,260	10,047
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,673	6,584
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	2,287	2,251
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	211	203
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	3,970	3,943
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	1,160	1,151
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	4,470	4,269
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	2,600	2,525
[4,8]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	2,773	2,762
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	2,190	2,152
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	4,270	4,151
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,880	2,835
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	2,680
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,127
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,119
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,265
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	689
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	2,250	2,218
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	2,045	2,023
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	3,250	3,242
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	1,199
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	894
[4,8]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.555%	9/15/58	5,225	4,982
[4,8]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	12,380	11,738
[4,7,8]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	4,640	4,638
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	695	691
[4,8]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	2,378	2,377
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,870	2,865
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,220	2,196
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	682
[4,8]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.865%	12/15/46	1,085	1,075
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,365
[4,8]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	1,294
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	2,510	2,500
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	510	467
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	2,240	2,086
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $906,820)					863,605
Corporate Bonds (83.1%)
Communications (7.8%)
	Activision Blizzard Inc.	1.350%	9/15/30	20,703	17,264
[7]	America Movil SAB de CV	5.375%	4/4/32	18,044	17,113
[9]	AT&T Inc.	1.800%	9/5/26	11,900	12,168
	AT&T Inc.	1.650%	2/1/28	46,893	41,725
	AT&T Inc.	4.100%	2/15/28	14,733	14,768
	AT&T Inc.	4.350%	3/1/29	21,556	21,748
	AT&T Inc.	4.300%	2/15/30	68,644	68,832
	AT&T Inc.	2.750%	6/1/31	62,000	55,566
	AT&T Inc.	2.250%	2/1/32	17,000	14,485
[10]	AT&T Inc.	7.000%	4/30/40	200	320
	Booking Holdings Inc.	4.625%	4/13/30	35,630	36,740
	British Telecommunications plc	5.125%	12/4/28	23,102	23,524
[7]	British Telecommunications plc	3.250%	11/8/29	30,000	26,946
[7]	Cable One Inc.	4.000%	11/15/30	4,208	3,796
	CBS Corp.	4.200%	6/1/29	2,000	1,934
	CBS Corp.	7.875%	7/30/30	304	355
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	2,308	2,227
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	5,885	5,353
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	18,609	17,579

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	54,533	52,665
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	51,263	43,753
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	34,184	34,025
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	24,025	20,294
[10]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	780	742
[7]	Cogent Communications Group Inc.	7.000%	6/15/27	2,230	2,249
	Comcast Corp.	3.150%	2/15/28	35,747	35,012
	Comcast Corp.	3.550%	5/1/28	15,000	14,952
	Comcast Corp.	4.150%	10/15/28	81,690	83,848
	Comcast Corp.	2.650%	2/1/30	15,290	14,147
	Comcast Corp.	3.400%	4/1/30	72,518	70,612
	Comcast Corp.	4.250%	10/15/30	6,753	6,942
	Comcast Corp.	1.950%	1/15/31	25,500	22,086
	Comcast Corp.	1.500%	2/15/31	12,000	10,066
[7]	Cox Communications Inc.	2.600%	6/15/31	30,000	26,085
[7]	Cox Communications Inc.	4.500%	6/30/43	2,700	2,467
[7]	CSC Holdings LLC	5.375%	2/1/28	1,980	1,880
[7]	CSC Holdings LLC	6.500%	2/1/29	2,790	2,696
[7]	CSC Holdings LLC	4.625%	12/1/30	2,527	1,921
[7]	CSC Holdings LLC	3.375%	2/15/31	1,465	1,172
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	9,567
	Deutsche Telekom International Finance BV	8.750%	6/15/30	10,000	12,776
[7]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	3,259	3,045
	Discovery Communications LLC	3.950%	3/20/28	34,696	33,474
	Discovery Communications LLC	4.125%	5/15/29	34,315	32,430
	Discovery Communications LLC	3.625%	5/15/30	25,186	23,115
[7]	DISH DBS Corp.	5.250%	12/1/26	1,835	1,572
[7]	DISH DBS Corp.	5.750%	12/1/28	1,119	907
	DISH DBS Corp.	5.125%	6/1/29	2,245	1,470
	Electronic Arts Inc.	1.850%	2/15/31	49,437	41,714
	Expedia Group Inc.	4.625%	8/1/27	22,670	22,392
	Expedia Group Inc.	3.800%	2/15/28	43,363	40,512
	Expedia Group Inc.	3.250%	2/15/30	5,020	4,332
	Expedia Group Inc.	2.950%	3/15/31	27,000	22,272
	Fox Corp.	4.709%	1/25/29	61,320	62,373
	Fox Corp.	3.500%	4/8/30	24,000	22,538
[7]	Frontier Communications Holdings LLC	5.875%	10/15/27	805	793
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,180	2,048
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	4,301	3,626
[7]	Frontier Communications Holdings LLC	8.750%	5/15/30	993	1,054
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	366
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	16,016	13,499
[7]	Level 3 Financing Inc.	4.625%	9/15/27	3,628	3,328
[7]	Level 3 Financing Inc.	4.250%	7/1/28	545	477
[7]	Level 3 Financing Inc.	3.625%	1/15/29	1,920	1,609
[7]	Magallanes Inc.	4.054%	3/15/29	65,530	62,371
[7]	Magallanes Inc.	4.279%	3/15/32	78,260	73,016
[7]	Netflix Inc.	3.625%	6/15/25	4,810	4,733
	Netflix Inc.	4.875%	4/15/28	25,069	24,864
	Netflix Inc.	5.875%	11/15/28	5,935	6,126
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Netflix Inc.	6.375%	5/15/29	11,566	12,350
[7]	News Corp.	3.875%	5/15/29	4,843	4,472
[7]	News Corp.	5.125%	2/15/32	1,398	1,348
[7]	Nexstar Media Inc.	5.625%	7/15/27	3,753	3,754
[7]	Nexstar Media Inc.	4.750%	11/1/28	2,340	2,180
[7]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,296
	Omnicom Group Inc.	2.450%	4/30/30	10,000	8,698
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,963
	Omnicom Group Inc.	2.600%	8/1/31	40,000	34,691
[10]	Orange SA	8.125%	11/20/28	600	937
	Paramount Global Inc.	3.700%	6/1/28	27,005	25,813
	Paramount Global Inc.	4.950%	1/15/31	44,871	43,963
	Paramount Global Inc.	4.200%	5/19/32	3,000	2,725
[7]	Rogers Communications Inc.	3.800%	3/15/32	28,616	27,672
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	1,858	1,574
[7]	Scripps Escrow Inc.	5.875%	7/15/27	1,843	1,759
[7]	Sirius XM Radio Inc.	3.125%	9/1/26	585	551
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,794
[7]	Sirius XM Radio Inc.	4.000%	7/15/28	520	483
	Sprint Corp.	7.125%	6/15/24	5,555	5,818
	Sprint Corp.	7.625%	3/1/26	5,777	6,336
	Take-Two Interactive Software Inc.	4.000%	4/14/32	16,475	16,134
	Telefonica Emisiones SA	4.103%	3/8/27	38,943	38,825
[10]	Telefonica Emisiones SA	5.445%	10/8/29	200	268
	T-Mobile USA Inc.	3.750%	4/15/27	138,628	136,615
	T-Mobile USA Inc.	2.050%	2/15/28	4,339	3,884
	T-Mobile USA Inc.	2.625%	2/15/29	42,545	38,061
	T-Mobile USA Inc.	3.375%	4/15/29	31,773	29,685
	T-Mobile USA Inc.	3.875%	4/15/30	124,735	119,958
	T-Mobile USA Inc.	2.875%	2/15/31	6,810	6,026
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	22,361
[7]	Univision Communications Inc.	7.375%	6/30/30	648	655
	Verizon Communications Inc.	2.100%	3/22/28	93,343	85,544
	Verizon Communications Inc.	4.329%	9/21/28	40,128	41,157
	Verizon Communications Inc.	3.875%	2/8/29	1,000	997
	Verizon Communications Inc.	4.016%	12/3/29	52,000	52,055
	Verizon Communications Inc.	3.150%	3/22/30	40,626	38,313
	Verizon Communications Inc.	1.500%	9/18/30	10,107	8,424
	Verizon Communications Inc.	1.680%	10/30/30	19,550	16,365
	Verizon Communications Inc.	1.750%	1/20/31	36,784	30,745
	Verizon Communications Inc.	2.550%	3/21/31	72,741	64,675
	Verizon Communications Inc.	2.355%	3/15/32	54,342	46,916
[10]	Verizon Communications Inc.	3.125%	11/2/35	300	335
[10]	Verizon Communications Inc.	1.875%	11/3/38	1,600	1,473
[7]	Videotron Ltd.	3.625%	6/15/29	2,618	2,286
	Vodafone Group plc	4.375%	5/30/28	38,026	38,706
[9]	Vodafone Group plc	2.500%	5/24/39	3,660	3,427
	Vodafone Group plc	4.125%	6/4/81	16,278	13,179
[7]	VZ Secured Financing BV	5.000%	1/15/32	2,228	1,989
	Walt Disney Co.	2.200%	1/13/28	5,160	4,835
	Walt Disney Co.	2.000%	9/1/29	44,664	39,795
[7]	WMG Acquisition Corp.	3.750%	12/1/29	9,378	8,596
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	3,265	2,860
					2,470,777
Consumer Discretionary (5.5%)
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,242	2,110
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	3,469	3,223
	Amazon.com Inc.	1.650%	5/12/28	40,000	36,762
	Amazon.com Inc.	1.500%	6/3/30	21,946	19,085
	Amazon.com Inc.	2.100%	5/12/31	38,500	34,695
	Amazon.com Inc.	3.600%	4/13/32	10,000	10,118
	Amazon.com Inc.	3.950%	4/13/52	2,810	2,735
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	3,755	3,496
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,670	1,428

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	1.800%	1/13/31	20,000	17,070
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	3,963
[7]	Asbury Automotive Group Inc.	5.000%	2/15/32	625	547
	AutoZone Inc.	4.000%	4/15/30	29,868	29,447
	AutoZone Inc.	1.650%	1/15/31	39,857	32,656
	AutoZone Inc.	4.750%	8/1/32	15,000	15,464
	Bath & Body Works Inc.	7.500%	6/15/29	2,070	2,056
[7]	BMW US Capital LLC	2.550%	4/1/31	20,000	17,860
	Boyd Gaming Corp.	4.750%	12/1/27	4,233	4,073
	Brunswick Corp.	2.400%	8/18/31	8,390	6,449
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	2,144	2,144
[7]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	3,702	3,441
[7]	Carnival Corp.	5.750%	3/1/27	6,257	4,959
[7]	Carnival Corp.	4.000%	8/1/28	3,216	2,803
[7]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	4,941	4,977
[7]	Churchill Downs Inc.	5.500%	4/1/27	5,242	5,220
[7]	Churchill Downs Inc.	4.750%	1/15/28	6,159	5,842
[7]	Clarios Global LP	6.750%	5/15/25	585	587
[7]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	5,830	5,881
	Dana Inc.	4.500%	2/15/32	3,058	2,553
	eBay Inc.	2.700%	3/11/30	36,017	31,802
	eBay Inc.	2.600%	5/10/31	20,000	17,227
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,925	2,661
	Ford Motor Credit Co. LLC	4.950%	5/28/27	6,205	6,096
	Ford Motor Credit Co. LLC	4.125%	8/17/27	580	550
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,780	2,550
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,010	1,755
	Ford Motor Credit Co. LLC	2.900%	2/10/29	4,602	3,870
	Ford Motor Credit Co. LLC	4.000%	11/13/30	1,627	1,441
	Ford Motor Credit Co. LLC	3.625%	6/17/31	5,986	5,094
	General Motors Co.	4.200%	10/1/27	25,424	24,846
	General Motors Co.	6.800%	10/1/27	10,000	10,821
	General Motors Co.	5.000%	10/1/28	27,660	27,557
	General Motors Co.	5.400%	10/15/29	25,000	24,996
	General Motors Co.	5.599%	10/15/32	20,000	19,983
	General Motors Financial Co. Inc.	4.000%	10/6/26	8,276	8,130
	General Motors Financial Co. Inc.	4.350%	1/17/27	19,368	19,044
	General Motors Financial Co. Inc.	5.000%	4/9/27	13,985	14,034
	General Motors Financial Co. Inc.	3.850%	1/5/28	464	435
	General Motors Financial Co. Inc.	2.400%	4/10/28	30,168	26,109
	General Motors Financial Co. Inc.	2.400%	10/15/28	21,000	17,980
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,345
	General Motors Financial Co. Inc.	3.100%	1/12/32	22,500	18,823
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,443	1,315
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	42,910	39,217
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	2,632	2,658
	Home Depot Inc.	1.500%	9/15/28	29,595	26,776
	Home Depot Inc.	3.900%	12/6/28	18,511	19,065
	Home Depot Inc.	2.950%	6/15/29	80,075	77,268
	Home Depot Inc.	2.700%	4/15/30	17,810	16,791
	Home Depot Inc.	1.375%	3/15/31	10,000	8,438
	Home Depot Inc.	1.875%	9/15/31	18,300	15,952
	Home Depot Inc.	3.250%	4/15/32	31,475	30,687
	Home Depot Inc.	3.500%	9/15/56	2,500	2,161
	Honda Motor Co. Ltd.	2.967%	3/10/32	21,035	19,705
	Hyatt Hotels Corp.	6.000%	4/23/30	553	572
[7]	International Game Technology plc	4.125%	4/15/26	900	859
[7]	International Game Technology plc	6.250%	1/15/27	385	390
	KB Home	7.250%	7/15/30	2,233	2,244
	Lennar Corp.	5.000%	6/15/27	19,420	19,673
	Lennar Corp.	4.750%	11/29/27	24,128	24,371
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Lithia Motors Inc.	4.625%	12/15/27	1,632	1,562
[7]	Lithia Motors Inc.	3.875%	6/1/29	7,084	6,346
[7]	Lithia Motors Inc.	4.375%	1/15/31	100	91
[7]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	537
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,393
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	2,168	2,078
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	433
	Lowe's Cos. Inc.	1.300%	4/15/28	48,038	42,048
	Lowe's Cos. Inc.	1.700%	9/15/28	19,610	17,401
	Lowe's Cos. Inc.	3.650%	4/5/29	25,404	24,845
	Lowe's Cos. Inc.	1.700%	10/15/30	25,190	21,110
	Lowe's Cos. Inc.	2.625%	4/1/31	17,000	15,197
	Lowe's Cos. Inc.	3.750%	4/1/32	36,090	35,027
[9]	LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/24	1,000	1,014
	Magna International Inc.	2.450%	6/15/30	35,820	31,679
	Marriott International Inc.	4.625%	6/15/30	49,345	48,402
	Marriott International Inc.	2.850%	4/15/31	35,554	30,478
[7]	Mattel Inc.	3.375%	4/1/26	1,488	1,412
[7]	Mattel Inc.	5.875%	12/15/27	1,455	1,487
	McDonald's Corp.	2.625%	9/1/29	63,736	59,364
	McDonald's Corp.	2.125%	3/1/30	15,311	13,644
	McDonald's Corp.	4.200%	4/1/50	5,000	4,761
[9]	Mercedes-Benz Group AG	1.375%	5/11/28	600	602
[7]	Meritage Homes Corp.	3.875%	4/15/29	8,270	7,404
[7]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	1,113	939
[7]	NCL Corp Ltd.	5.875%	2/15/27	1,840	1,691
[7]	NCL Corp Ltd.	7.750%	2/15/29	1,040	833
[7]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	15,835	13,018
[7]	Nissan Motor Co. Ltd.	4.345%	9/17/27	40,000	37,599
[9]	Nissan Motor Co. Ltd.	3.201%	9/17/28	300	286
[7]	Nissan Motor Co. Ltd.	4.810%	9/17/30	16,035	14,575
	O'Reilly Automotive Inc.	3.900%	6/1/29	18,000	17,641
	O'Reilly Automotive Inc.	1.750%	3/15/31	7,250	5,981
[7]	Penn National Gaming Inc.	5.625%	1/15/27	580	538
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	325	332
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	390	417
	Starbucks Corp.	4.000%	11/15/28	359	364
	Starbucks Corp.	3.550%	8/15/29	10,131	9,897
	Starbucks Corp.	2.250%	3/12/30	13,250	11,709
	Starbucks Corp.	2.550%	11/15/30	24,866	22,214
[7]	Stellantis Finance US Inc.	2.691%	9/15/31	20,000	16,372
[7]	Studio City Co. Ltd.	7.000%	2/15/27	1,403	1,172
	TJX Cos. Inc.	3.875%	4/15/30	29,686	29,928
	Toll Brothers Finance Corp.	4.350%	2/15/28	31,758	30,283
	Toll Brothers Finance Corp.	3.800%	11/1/29	22,966	20,748
[9]	Toyota Finance Australia Ltd.	2.280%	10/21/27	400	417
	Toyota Motor Credit Corp.	1.900%	4/6/28	27,000	24,735
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	33,369
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	24,396
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,234
	Toyota Motor Credit Corp.	1.900%	9/12/31	27,000	23,070
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	13,334
[9]	Toyota Motor Finance Netherlands BV	3.070%	10/27/25	400	389
[7]	Vail Resorts Inc.	6.250%	5/15/25	7,771	7,945
[9]	Volkswagen Financial Services AG	0.875%	1/31/28	300	281
[10]	Volkswagen Financial Services NV	1.375%	9/14/28	4,000	4,141
[7]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	19,500	16,925
[7]	Volkswagen Group of America Finance LLC	4.600%	6/8/29	12,000	11,951
[9]	Volkswagen International Finance NV	0.875%	9/22/28	200	185
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	14,052	13,326
	Whirlpool Corp.	4.750%	2/26/29	32,000	32,731

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Whirlpool Corp.	2.400%	5/15/31	15,000	12,902
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,375	4,048
[7]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.750%	4/15/25	2,228	2,226
					1,726,392
Consumer Staples (5.6%)
[7]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	36,164	34,285
	Altria Group Inc.	4.800%	2/14/29	54,130	54,019
	Altria Group Inc.	3.400%	5/6/30	25,810	22,702
	Altria Group Inc.	2.450%	2/4/32	25,000	19,588
[10]	Anheuser-Busch InBev SA NV	2.850%	5/25/37	2,700	2,896
[9]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	1,000	1,130
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	88,830	90,934
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	85,521	90,055
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	39,890	39,201
	Archer-Daniels-Midland Co.	2.900%	3/1/32	20,000	18,921
	BAT Capital Corp.	4.700%	4/2/27	82,008	81,130
	BAT Capital Corp.	3.557%	8/15/27	56,337	52,595
	BAT Capital Corp.	2.259%	3/25/28	28,184	24,191
	BAT Capital Corp.	3.462%	9/6/29	40,690	35,326
	BAT Capital Corp.	4.906%	4/2/30	5,000	4,760
	BAT Capital Corp.	2.726%	3/25/31	550	448
	BAT International Finance plc	4.448%	3/16/28	50,000	48,033
	Campbell Soup Co.	4.150%	3/15/28	11,139	11,234
	Campbell Soup Co.	2.375%	4/24/30	19,700	17,224
[9]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	8,700	8,431
	Coca-Cola Co.	1.650%	6/1/30	10,000	8,823
	Coca-Cola Co.	2.000%	3/5/31	30,000	26,985
	Constellation Brands Inc.	3.600%	2/15/28	14,610	14,188
	Constellation Brands Inc.	4.650%	11/15/28	37,806	38,361
	Constellation Brands Inc.	3.150%	8/1/29	75,705	70,628
	Constellation Brands Inc.	2.875%	5/1/30	14,970	13,536
	Constellation Brands Inc.	2.250%	8/1/31	10,709	9,098
	Costco Wholesale Corp.	1.600%	4/20/30	56,935	49,963
	Costco Wholesale Corp.	1.750%	4/20/32	8,789	7,603
	Diageo Capital plc	3.875%	5/18/28	8,000	8,118
	Diageo Capital plc	2.375%	10/24/29	19,465	17,925
	Diageo Capital plc	2.000%	4/29/30	11,765	10,460
	Dollar General Corp.	4.125%	5/1/28	4,650	4,701
	Dollar General Corp.	3.500%	4/3/30	29,752	28,470
	Estee Lauder Cos. Inc.	2.375%	12/1/29	15,250	14,016
	General Mills Inc.	4.200%	4/17/28	21,570	22,135
	General Mills Inc.	2.875%	4/15/30	27,085	25,012
[9]	GSK Consumer Healthcare Capital NL BV	1.250%	3/29/26	4,539	4,595
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	65,000	62,821
[7]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	30,300	29,370
	Hershey Co.	1.700%	6/1/30	5,000	4,348
	Hormel Foods Corp.	1.700%	6/3/28	9,121	8,364
	Hormel Foods Corp.	1.800%	6/11/30	16,695	14,672
	JM Smucker Co.	3.375%	12/15/27	32,727	31,984
	Kellogg Co.	4.300%	5/15/28	16,000	16,405
	Kellogg Co.	2.100%	6/1/30	25,364	21,824
	Kellogg Co.	7.450%	4/1/31	568	674
	Keurig Dr Pepper Inc.	3.950%	4/15/29	30,000	29,881
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20,000	18,676
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,589
	Keurig Dr Pepper Inc.	4.050%	4/15/32	25,000	24,691
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,500	2,337
	Kimberly-Clark Corp.	3.950%	11/1/28	5,500	5,652
	Kimberly-Clark Corp.	3.100%	3/26/30	10,000	9,711
	Kraft Heinz Foods Co.	3.875%	5/15/27	30,643	30,457
	Kraft Heinz Foods Co.	3.750%	4/1/30	10,379	10,001
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,248	2,102
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	2.200%	5/1/30	30,618	26,866
	Kroger Co.	1.700%	1/15/31	3,000	2,491
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	4,109	4,005
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	123	115
[9]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	9,969	9,941
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	1,061
	Mondelez International Inc.	2.750%	4/13/30	29,469	26,924
	Mondelez International Inc.	1.500%	2/4/31	18,643	15,297
[7]	Nestle Holdings Inc.	1.500%	9/14/28	6,500	5,889
[7]	Nestle Holdings Inc.	3.625%	9/24/28	15,694	16,070
[10]	Pepsico Inc.	3.550%	7/22/34	2,600	3,273
	PepsiCo Inc.	2.625%	7/29/29	8,065	7,729
	PepsiCo Inc.	2.750%	3/19/30	27,317	26,025
	PepsiCo Inc.	1.625%	5/1/30	18,355	16,187
	PepsiCo Inc.	3.900%	7/18/32	34,165	35,281
[7]	Performance Food Group Inc.	6.875%	5/1/25	765	777
[7]	Performance Food Group Inc.	5.500%	10/15/27	2,701	2,671
[7]	Performance Food Group Inc.	4.250%	8/1/29	525	467
	Philip Morris International Inc.	3.125%	3/2/28	20,382	19,011
	Philip Morris International Inc.	3.375%	8/15/29	11,460	10,536
	Philip Morris International Inc.	2.100%	5/1/30	19,800	16,455
	Philip Morris International Inc.	1.750%	11/1/30	15,000	11,946
[9]	Philip Morris International Inc.	2.000%	5/9/36	2,000	1,521
[9]	Procter & Gamble Co.	1.125%	11/2/23	2,000	2,052
	Sysco Corp.	2.400%	2/15/30	13,391	11,915
	Sysco Corp.	5.950%	4/1/30	39,069	42,901
	Target Corp.	2.350%	2/15/30	18,090	16,603
	Target Corp.	2.650%	9/15/30	6,067	5,665
	Tyson Foods Inc.	4.350%	3/1/29	18,113	18,523
	Unilever Capital Corp.	2.125%	9/6/29	43,983	40,229
[9]	Walmart Inc.	4.875%	9/21/29	500	615
	Walmart Inc.	1.800%	9/22/31	6,500	5,759
					1,763,079
Energy (7.0%)
[7]	Antero Resources Corp.	5.375%	3/1/30	4,349	4,273
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	25,339	24,562
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,404
[7]	Bonanza Creek Energy Inc.	5.000%	10/15/26	1,569	1,476
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	8,794
	BP Capital Markets America Inc.	4.234%	11/6/28	26,842	27,576
	BP Capital Markets America Inc.	1.749%	8/10/30	35,390	30,432
	BP Capital Markets America Inc.	2.721%	1/12/32	63,000	57,470
	BP Capital Markets America Inc.	2.939%	6/4/51	5,000	3,773
	BP Capital Markets America Inc.	3.379%	2/8/61	3,000	2,389
[9]	BP Capital Markets BV	0.933%	12/4/40	2,300	1,617
[9]	BP Capital Markets plc	2.972%	2/27/26	600	638
	BP Capital Markets plc	3.279%	9/19/27	11,456	11,307
	BP Capital Markets plc	3.723%	11/28/28	18,250	18,287
	Canadian Natural Resources Ltd.	3.850%	6/1/27	20,000	19,569
	Canadian Natural Resources Ltd.	2.950%	7/15/30	36,700	33,152
	Cenovus Energy Inc.	4.400%	4/15/29	13,482	13,379
	Cenovus Energy Inc.	2.650%	1/15/32	17,000	14,661
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	47,304	44,354
	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,579
	Cheniere Energy Partners LP	4.000%	3/1/31	3,235	2,997
	Cheniere Energy Partners LP	3.250%	1/31/32	1,563	1,362
	Chevron Corp.	2.236%	5/11/30	16,050	14,629
	Chevron USA Inc.	3.850%	1/15/28	25,037	25,616
	Chevron USA Inc.	3.250%	10/15/29	24,000	23,431
	Chevron USA Inc.	2.343%	8/12/50	1,000	731
[7]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,001
[7]	Colgate Energy Partners III LLC	7.750%	2/15/26	1,445	1,417
[7]	Colgate Energy Partners III LLC	5.875%	7/1/29	3,851	3,520
	ConocoPhillips Co.	6.950%	4/15/29	26,876	31,618
	ConocoPhillips Co.	3.800%	3/15/52	3,000	2,708
	Continental Resources Inc.	4.375%	1/15/28	17,400	16,762
[7]	Coterra Energy Inc.	4.375%	3/15/29	30,923	30,917

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,365	1,362
[7]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	1,220	1,134
	DCP Midstream Operating LP	5.625%	7/15/27	988	1,017
	DCP Midstream Operating LP	5.125%	5/15/29	2,702	2,674
	Devon Energy Corp.	5.250%	10/15/27	3,389	3,404
	Devon Energy Corp.	5.875%	6/15/28	1,141	1,174
	Devon Energy Corp.	4.500%	1/15/30	28,745	28,172
	Diamondback Energy Inc.	3.500%	12/1/29	16,529	15,588
	Diamondback Energy Inc.	3.125%	3/24/31	30,000	27,172
[7]	DT Midstream Inc.	4.125%	6/15/29	3,254	2,998
[7]	DT Midstream Inc.	4.375%	6/15/31	2,395	2,164
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	13,890
	Empresa Nacional del Petroleo	3.750%	8/5/26	19,530	18,223
	Empresa Nacional del Petroleo	5.250%	11/6/29	36,480	34,565
	Enable Midstream Partners LP	4.950%	5/15/28	51,246	51,288
	Enable Midstream Partners LP	4.150%	9/15/29	37,887	35,846
	Enbridge Inc.	3.125%	11/15/29	15,998	14,956
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,696
	Energy Transfer LP	5.250%	4/15/29	29,465	30,021
	Energy Transfer LP	3.750%	5/15/30	27,797	25,836
[7]	EnLink Midstream LLC	5.625%	1/15/28	915	890
	EnLink Midstream LLC	5.375%	6/1/29	2,020	1,917
	Enterprise Products Operating LLC	4.150%	10/16/28	24,500	24,670
	Enterprise Products Operating LLC	3.125%	7/31/29	15,250	14,250
	Enterprise Products Operating LLC	2.800%	1/31/30	17,897	16,300
	Enterprise Products Operating LLC	5.250%	8/16/77	10,000	8,599
[7]	EQM Midstream Partners LP	7.500%	6/1/27	1,065	1,089
[7]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,603
	EQM Midstream Partners LP	5.500%	7/15/28	2,078	1,972
[7]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,064
	EQT Corp.	3.900%	10/1/27	30,000	29,194
	EQT Corp.	5.000%	1/15/29	6,550	6,518
	EQT Corp.	7.000%	2/1/30	5,000	5,477
[7]	EQT Corp.	3.625%	5/15/31	11,658	10,670
	Equinor ASA	3.950%	5/15/43	3,191	3,000
	Exxon Mobil Corp.	3.482%	3/19/30	65,105	64,651
	Exxon Mobil Corp.	2.610%	10/15/30	52,186	48,684
	Exxon Mobil Corp.	3.095%	8/16/49	1,052	861
	Exxon Mobil Corp.	3.452%	4/15/51	5,000	4,348
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,441	1,265
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	8,320	3,501
	Helmerich & Payne Inc.	2.900%	9/29/31	16,930	14,916
[7]	Hess Midstream Operations LP	5.500%	10/15/30	768	717
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	632
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	757
	KazMunayGas National Co. JSC	4.750%	4/19/27	5,000	4,554
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	4,493
	KazTransGas JSC	4.375%	9/26/27	2,627	2,322
	Kinder Morgan Inc.	4.300%	3/1/28	31,386	31,530
	Kinder Morgan Inc.	2.000%	2/15/31	5,000	4,142
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,204
	Magellan Midstream Partners LP	3.250%	6/1/30	3,607	3,294
	Marathon Oil Corp.	4.400%	7/15/27	10,000	9,964
	Marathon Petroleum Corp.	3.800%	4/1/28	13,175	12,734
[7]	MEG Energy Corp.	5.875%	2/1/29	400	385
	MPLX LP	4.250%	12/1/27	6,700	6,638
	MPLX LP	4.000%	3/15/28	8,650	8,467
	MPLX LP	2.650%	8/15/30	43,530	37,787
	Nustar Logistics LP	5.750%	10/1/25	635	617
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,353
	Occidental Petroleum Corp.	5.500%	12/1/25	600	614
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,628
	Occidental Petroleum Corp.	6.375%	9/1/28	9,328	10,054
	Occidental Petroleum Corp.	6.125%	1/1/31	1,574	1,686
	Occidental Petroleum Corp.	7.500%	5/1/31	4,092	4,756
	ONEOK Inc.	4.550%	7/15/28	35,210	34,788
	ONEOK Inc.	4.350%	3/15/29	4,183	4,046
	ONEOK Inc.	3.400%	9/1/29	29,767	27,092
	ONEOK Inc.	3.100%	3/15/30	6,129	5,436
	ONEOK Inc.	6.350%	1/15/31	5,438	5,833
	Ovintiv Inc.	7.375%	11/1/31	12,232	13,750
[7]	Parkland Corp.	4.500%	10/1/29	2,435	2,137
	Petroleos del Peru SA	5.625%	6/19/47	25,083	17,652
	Petroleos Mexicanos	6.875%	10/16/25	12,289	12,062
	Petroleos Mexicanos	6.490%	1/23/27	13,143	11,934
	Petroleos Mexicanos	6.500%	3/13/27	6,070	5,515
	Petroleos Mexicanos	6.500%	6/2/41	851	580
	Petroleos Mexicanos	6.375%	1/23/45	1,748	1,171
	Petroleos Mexicanos	6.750%	9/21/47	7,378	5,003
	Petroleos Mexicanos	6.350%	2/12/48	2,048	1,346
[7]	Petronas Capital Ltd.	3.500%	4/21/30	2,132	2,078
	Petronas Capital Ltd.	3.500%	4/21/30	40,300	39,238
	Petronas Energy Canada Ltd.	2.112%	3/23/28	950	875
	Phillips 66	3.900%	3/15/28	7,057	6,986
	Phillips 66	2.150%	12/15/30	23,800	20,363
[7]	Phillips 66 Co.	3.750%	3/1/28	35,984	34,765
[7]	Phillips 66 Co.	3.150%	12/15/29	21,299	19,639
	Pioneer Natural Resources Co.	1.900%	8/15/30	44,700	37,740
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	26,733	24,166
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	76,277	74,794
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	59,588	59,086
	Saudi Arabian Oil Co.	3.500%	4/16/29	10,000	9,798
	Schlumberger Investment SA	2.650%	6/26/30	12,000	10,920
	Shell International Finance BV	3.875%	11/13/28	10,000	10,167
	Shell International Finance BV	2.375%	11/7/29	74,653	68,308
	Shell International Finance BV	2.750%	4/6/30	40,000	37,543
	Shell International Finance BV	3.250%	4/6/50	3,000	2,514
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,176
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	13,741	13,322
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	11,398
[7]	Tap Rock Resources LLC	7.000%	10/1/26	2,737	2,586
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	2,440	2,511
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	14,663	14,459
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	4,097	4,234
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	34,595	32,713
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	16,002	14,295
	TotalEnergies Capital International SA	3.455%	2/19/29	39,067	38,550
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	3,563
	TotalEnergies Capital SA	3.883%	10/11/28	18,600	18,834
	TransCanada PipeLines Ltd.	4.250%	5/15/28	23,000	23,110
	TransCanada PipeLines Ltd.	4.100%	4/15/30	20,000	19,672
	TransCanada PipeLines Ltd.	2.500%	10/12/31	17,000	14,656
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,286	1,272
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	12,998
	Valero Energy Corp.	2.150%	9/15/27	14,628	13,276
	Valero Energy Corp.	4.350%	6/1/28	11,392	11,439

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	4.000%	4/1/29	1,736	1,693
	Valero Energy Corp.	2.800%	12/1/31	12,000	10,488
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,903
	Western Midstream Operating LP	4.500%	3/1/28	7,771	7,566
	Western Midstream Operating LP	4.750%	8/15/28	16,350	16,007
	Western Midstream Operating LP	4.300%	2/1/30	4,424	4,113
	Williams Cos. Inc.	3.750%	6/15/27	14,000	13,750
	Williams Cos. Inc.	3.500%	11/15/30	17,000	15,838
	Williams Cos. Inc.	2.600%	3/15/31	42,000	36,467
					2,196,562
Financials (23.7%)
[7]	ABN AMRO Bank NV	2.470%	12/13/29	25,000	21,709
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	32,020	28,572
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	18,495	17,068
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	29,509	28,408
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	3,856	3,555
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	72,700	63,558
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	63,850	53,549
	Affiliated Managers Group Inc.	3.300%	6/15/30	25,223	23,203
	Aflac Inc.	3.600%	4/1/30	10,000	9,810
	Air Lease Corp.	3.625%	12/1/27	2,903	2,673
	Air Lease Corp.	4.625%	10/1/28	3,955	3,785
	Air Lease Corp.	3.250%	10/1/29	2,000	1,740
	Air Lease Corp.	3.000%	2/1/30	24,670	20,786
	Air Lease Corp.	3.125%	12/1/30	5,298	4,496
	Air Lease Corp.	2.875%	1/15/32	1,773	1,459
	Aircastle Ltd.	4.250%	6/15/26	3,000	2,812
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	2,028	1,924
	Allstate Corp.	1.450%	12/15/30	20,000	16,494
	Ally Financial Inc.	2.200%	11/2/28	24,000	20,449
	Ally Financial Inc.	8.000%	11/1/31	35,000	39,599
	American Express Co.	4.050%	5/3/29	20,200	20,344
	American Express Co.	4.989%	5/26/33	10,000	10,284
	American Express Co.	4.420%	8/3/33	18,720	19,046
	American International Group Inc.	5.750%	4/1/48	10,000	9,212
[7]	Antares Holdings LP	2.750%	1/15/27	11,200	9,291
	Aon Corp.	3.750%	5/2/29	3,000	2,922
	Aon Corp.	2.800%	5/15/30	32,426	29,358
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	6,400	6,132
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	6,112
	Ares Capital Corp.	2.875%	6/15/28	10,300	8,525
[9]	Assicurazioni Generali SpA	5.000%	6/8/48	200	209
[9]	Athene Global Funding	1.125%	9/2/25	20,257	19,901
[7]	Athene Global Funding	2.450%	8/20/27	10,000	8,844
	Athene Holding Ltd.	4.125%	1/12/28	12,744	12,299
	Athene Holding Ltd.	3.500%	1/15/31	16,561	14,499
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	5,750	5,002
[7]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	10,000	8,241
[9]	AXA SA	3.875%	5/20/49	3,237	3,331
[9]	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	2,000	2,038
	Banco Santander SA	3.800%	2/23/28	30,200	28,540
	Banco Santander SA	4.379%	4/12/28	4,415	4,329
	Banco Santander SA	3.306%	6/27/29	9,500	8,816
	Banco Santander SA	3.490%	5/28/30	9,850	8,879
	Banco Santander SA	2.749%	12/3/30	27,470	21,927
	Banco Santander SA	2.958%	3/25/31	10,000	8,489
	Bank of America Corp.	4.183%	11/25/27	26,852	26,788
	Bank of America Corp.	2.551%	2/4/28	28,500	26,487
	Bank of America Corp.	3.705%	4/24/28	29,256	28,515
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.593%	7/21/28	12,862	12,444
	Bank of America Corp.	3.419%	12/20/28	87,280	83,497
	Bank of America Corp.	3.970%	3/5/29	40,165	39,308
	Bank of America Corp.	2.087%	6/14/29	41,700	36,832
	Bank of America Corp.	4.271%	7/23/29	22,622	22,429
	Bank of America Corp.	3.974%	2/7/30	42,723	41,377
	Bank of America Corp.	3.194%	7/23/30	34,921	32,187
	Bank of America Corp.	2.884%	10/22/30	32,946	29,826
	Bank of America Corp.	2.496%	2/13/31	47,013	41,110
	Bank of America Corp.	2.592%	4/29/31	25,990	22,754
	Bank of America Corp.	1.898%	7/23/31	65,770	54,393
	Bank of America Corp.	1.922%	10/24/31	59,206	48,783
[9]	Bank of America Corp.	0.654%	10/26/31	7,400	6,422
	Bank of America Corp.	2.651%	3/11/32	43,430	37,732
	Bank of America Corp.	2.687%	4/22/32	63,107	54,875
	Bank of America Corp.	2.299%	7/21/32	53,325	44,739
	Bank of America Corp.	2.572%	10/20/32	25,000	21,412
	Bank of America Corp.	2.972%	2/4/33	50,000	44,175
	Bank of America Corp.	4.571%	4/27/33	43,700	43,965
	Bank of America Corp.	5.015%	7/22/33	59,250	61,747
	Bank of America Corp.	2.482%	9/21/36	25,000	20,225
	Bank of America Corp.	3.846%	3/8/37	35,000	31,463
	Bank of Montreal	3.803%	12/15/32	2,000	1,876
	Bank of Montreal	3.088%	1/10/37	10,000	8,359
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	11,049
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,603
	Bank of New York Mellon Corp.	4.596%	7/26/30	16,635	17,129
	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	5,101
	Bank of Nova Scotia	2.150%	8/1/31	20,000	16,946
	Bank of Nova Scotia	2.450%	2/2/32	35,000	30,079
	Bank of Nova Scotia	4.588%	5/4/37	10,000	9,332
[10]	Barclays plc	3.000%	5/8/26	300	351
	Barclays plc	4.337%	1/10/28	19,500	18,960
	Barclays plc	4.836%	5/9/28	35,836	34,824
	Barclays plc	4.972%	5/16/29	20,952	20,768
	Barclays plc	5.088%	6/20/30	4,000	3,800
	Barclays plc	2.645%	6/24/31	23,035	19,070
	Barclays plc	2.667%	3/10/32	10,000	8,198
	Barclays plc	2.894%	11/24/32	20,000	16,413
	Barclays plc	3.564%	9/23/35	13,075	10,887
[7]	Belrose Funding Trust	2.330%	8/15/30	6,880	5,691
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,795	11,141
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,801	4,154
	BlackRock Inc.	2.400%	4/30/30	13,141	11,960
[7]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	2,070	1,839
[8,12]	BPCE SA, 3M Australian Bank Bill Rate + 0.780%	2.997%	4/20/26	40,510	27,736
[8,12]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	2.842%	6/5/25	12,500	8,808
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,571
	Brookfield Finance Inc.	3.900%	1/25/28	8,955	8,742
	Brookfield Finance Inc.	4.850%	3/29/29	9,444	9,584
	Brown & Brown Inc.	4.500%	3/15/29	2,182	2,169
	Brown & Brown Inc.	2.375%	3/15/31	26,000	21,394
[9]	CaixaBank SA	0.750%	7/10/26	1,000	977
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	6,000	5,671
	Capital One Financial Corp.	3.800%	1/31/28	27,300	26,512
	Capital One Financial Corp.	3.273%	3/1/30	41,980	38,226
	Capital One Financial Corp.	2.359%	7/29/32	28,000	22,151
	Capital One Financial Corp.	2.618%	11/2/32	20,000	16,498
	Capital One Financial Corp.	5.268%	5/10/33	21,500	21,917
	Cboe Global Markets Inc.	1.625%	12/15/30	12,719	10,659
	Cboe Global Markets Inc.	3.000%	3/16/32	10,500	9,721
	Charles Schwab Corp.	3.200%	1/25/28	24,693	24,238
	Charles Schwab Corp.	2.000%	3/20/28	20,000	18,489
	Charles Schwab Corp.	4.000%	2/1/29	17,652	17,898
	Charles Schwab Corp.	3.250%	5/22/29	4,000	3,866

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	4.625%	3/22/30	1,705	1,782
	Charles Schwab Corp.	1.650%	3/11/31	10,000	8,401
	Charles Schwab Corp.	2.900%	3/3/32	10,500	9,699
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,120	26,710
[9]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	2,200	2,056
[9]	Citigroup Inc.	0.750%	10/26/23	1,400	1,420
	Citigroup Inc.	4.450%	9/29/27	34,218	34,334
	Citigroup Inc.	3.668%	7/24/28	44,260	42,766
	Citigroup Inc.	4.125%	7/25/28	39,250	39,028
	Citigroup Inc.	3.520%	10/27/28	40,466	38,742
	Citigroup Inc.	4.075%	4/23/29	19,086	18,629
	Citigroup Inc.	3.980%	3/20/30	34,793	33,683
	Citigroup Inc.	2.976%	11/5/30	40,076	36,185
	Citigroup Inc.	2.666%	1/29/31	42,659	37,703
	Citigroup Inc.	4.412%	3/31/31	39,752	39,356
	Citigroup Inc.	2.572%	6/3/31	33,377	29,058
	Citigroup Inc.	2.561%	5/1/32	24,563	21,100
	Citigroup Inc.	6.625%	6/15/32	260	293
	Citigroup Inc.	2.520%	11/3/32	38,000	32,299
	Citigroup Inc.	3.057%	1/25/33	24,000	21,288
	Citigroup Inc.	3.785%	3/17/33	9,705	9,132
	Citigroup Inc.	4.910%	5/24/33	33,910	34,931
	Citigroup Inc.	4.650%	7/23/48	5,000	4,939
	Citizens Financial Group Inc.	2.500%	2/6/30	5,948	5,157
	Citizens Financial Group Inc.	3.250%	4/30/30	11,061	10,174
	CME Group Inc.	2.650%	3/15/32	15,385	14,154
	CNA Financial Corp.	2.050%	8/15/30	12,000	9,969
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	16,136
[7]	Commonwealth Bank of Australia	2.688%	3/11/31	12,000	9,963
[8,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	2.365%	8/20/31	27,100	18,134
[8,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	3.306%	9/10/30	51,700	35,521
[7]	Corebridge Financial Inc.	3.650%	4/5/27	10,000	9,628
[7]	Corebridge Financial Inc.	3.850%	4/5/29	45,120	42,803
[7]	Corebridge Financial Inc.	3.900%	4/5/32	35,070	32,635
[9]	Credit Agricole Assurances SA	4.750%	9/27/48	200	211
[9]	Credit Suisse AG	0.250%	1/5/26	600	564
[9]	Credit Suisse Group AG	2.125%	10/13/26	5,312	5,170
[7]	Credit Suisse Group AG	4.194%	4/1/31	250	223
[7]	Credit Suisse Group AG	3.091%	5/14/32	15,600	12,539
[9]	Deutsche Bank AG,	1.875%	2/23/28	400	379
	Deutsche Bank AG	3.729%	1/14/32	5,000	3,892
	Deutsche Bank AG	3.035%	5/28/32	30,350	24,878
[7,13]	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,750
	Discover Bank	4.650%	9/13/28	31,600	30,844
	Discover Bank	2.700%	2/6/30	23,788	20,375
	Enstar Group Ltd.	4.950%	6/1/29	20,380	19,579
	Enstar Group Ltd.	3.100%	9/1/31	12,000	9,646
	Equitable Holdings Inc.	4.350%	4/20/28	27,444	27,735
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	565	565
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	25,330	24,825
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,500	13,801
	Fidelity National Financial Inc.	3.400%	6/15/30	31,371	28,187
	Fidelity National Financial Inc.	2.450%	3/15/31	5,374	4,400
	Fifth Third Bancorp	4.337%	4/25/33	6,313	6,225
[7]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	13,414
	Franklin Resources Inc.	1.600%	10/30/30	15,000	12,338
	GATX Corp.	4.000%	6/30/30	4,093	3,902
	GATX Corp.	1.900%	6/1/31	25,000	19,972
	GATX Corp.	3.500%	6/1/32	15,985	14,401
[7]	Global Atlantic Fin Co.	3.125%	6/15/31	25,000	20,286
[10]	Goldman Sachs Group Inc.	1.000%	12/16/25	19,400	22,135
	Goldman Sachs Group Inc.	3.691%	6/5/28	46,207	44,921
	Goldman Sachs Group Inc.	3.814%	4/23/29	44,483	43,088
	Goldman Sachs Group Inc.	4.223%	5/1/29	50,389	49,801
	Goldman Sachs Group Inc.	2.600%	2/7/30	32,416	28,683
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.800%	3/15/30	2,000	1,928
	Goldman Sachs Group Inc.	1.992%	1/27/32	31,460	25,920
	Goldman Sachs Group Inc.	2.615%	4/22/32	41,000	35,377
	Goldman Sachs Group Inc.	2.383%	7/21/32	84,346	71,106
	Goldman Sachs Group Inc.	2.650%	10/21/32	55,650	48,099
	Goldman Sachs Group Inc.	3.102%	2/24/33	42,600	38,007
[9]	Goldman Sachs Group Inc.	1.000%	3/18/33	5,600	4,634
[8,12]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	3.700%	5/2/24	20,700	14,546
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,178
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	3,581
	HSBC Holdings plc	2.013%	9/22/28	42,450	36,898
	HSBC Holdings plc	4.583%	6/19/29	41,640	40,655
	HSBC Holdings plc	2.206%	8/17/29	15,000	12,789
[9]	HSBC Holdings plc	0.641%	9/24/29	4,200	3,763
	HSBC Holdings plc	4.950%	3/31/30	17,320	17,539
	HSBC Holdings plc	3.973%	5/22/30	29,752	27,914
	HSBC Holdings plc	2.848%	6/4/31	36,495	31,399
	HSBC Holdings plc	2.357%	8/18/31	23,560	19,461
	HSBC Holdings plc	2.804%	5/24/32	36,500	30,638
	HSBC Holdings plc	2.871%	11/22/32	16,000	13,396
	HSBC Holdings plc	4.762%	3/29/33	15,000	14,217
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	8,764
	Huntington Bancshares Inc.	5.023%	5/17/33	5,500	5,629
	ING Groep NV	4.550%	10/2/28	9,000	8,993
	ING Groep NV	4.050%	4/9/29	13,264	12,772
	ING Groep NV	4.252%	3/28/33	10,000	9,544
	Intercontinental Exchange Inc.	3.750%	9/21/28	6,090	6,059
	Intercontinental Exchange Inc.	4.350%	6/15/29	25,100	25,588
	Intercontinental Exchange Inc.	2.100%	6/15/30	19,270	16,823
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	18,106
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,064	1,098
[7]	Intesa Sanpaolo SpA	4.198%	6/1/32	10,000	7,649
[9]	JAB Holdings BV	2.250%	12/19/39	1,000	747
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	5,000	4,687
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	2.625%	10/15/31	5,000	4,033
	JPMorgan Chase & Co.	3.625%	12/1/27	18,750	18,460
	JPMorgan Chase & Co.	4.323%	4/26/28	35,000	35,104
	JPMorgan Chase & Co.	3.540%	5/1/28	37,277	36,120
	JPMorgan Chase & Co.	2.182%	6/1/28	36,575	33,331
	JPMorgan Chase & Co.	4.851%	7/25/28	20,000	20,523
	JPMorgan Chase & Co.	3.509%	1/23/29	42,057	40,247
	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	45,028
	JPMorgan Chase & Co.	2.069%	6/1/29	37,500	33,106
	JPMorgan Chase & Co.	4.203%	7/23/29	31,355	31,027
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	22,800
	JPMorgan Chase & Co.	3.702%	5/6/30	43,522	41,614
	JPMorgan Chase & Co.	4.565%	6/14/30	40,000	40,290
	JPMorgan Chase & Co.	2.739%	10/15/30	81,229	72,786
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	15,212
	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	19,285
	JPMorgan Chase & Co.	2.956%	5/13/31	36,400	32,520
	JPMorgan Chase & Co.	1.764%	11/19/31	35,000	28,628
	JPMorgan Chase & Co.	1.953%	2/4/32	65,000	54,065
	JPMorgan Chase & Co.	2.580%	4/22/32	33,950	29,468
	JPMorgan Chase & Co.	2.545%	11/8/32	30,000	25,774
	JPMorgan Chase & Co.	2.963%	1/25/33	42,200	37,552
	JPMorgan Chase & Co.	4.586%	4/26/33	14,100	14,296
	JPMorgan Chase & Co.	4.912%	7/25/33	64,500	67,192
	Kemper Corp.	2.400%	9/30/30	4,837	4,028
	Kemper Corp.	3.800%	2/23/32	10,000	9,103
	KeyCorp	4.100%	4/30/28	15,000	14,962
	KeyCorp	4.789%	6/1/33	20,000	20,303
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	671	634

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	1,993	1,704
	Lazard Group LLC	4.500%	9/19/28	31,409	30,909
	Lazard Group LLC	4.375%	3/11/29	555	543
	Lincoln National Corp.	3.400%	1/15/31	11,993	11,040
	Lloyds Banking Group plc	4.375%	3/22/28	29,752	29,480
	Lloyds Banking Group plc	4.550%	8/16/28	13,800	13,749
[7]	Macquarie Bank Ltd.	3.052%	3/3/36	15,000	12,187
[8,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	4.070%	5/28/30	45,710	32,121
	Markel Corp.	3.350%	9/17/29	19,039	17,852
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	26,293	26,835
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,175	15,937
	Metlife Inc.	5.000%	7/15/52	5,000	5,325
	MetLife Inc.	4.550%	3/23/30	24,945	25,973
[7]	Midcap Financial Issuer Trust	5.625%	1/15/30	2,360	1,909
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,136	10,000
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,000	4,915
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,090	41,506
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	38,501
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	37,878	33,134
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	40,000	33,176
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	8,000	6,755
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	11,200	11,664
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,750	7,537
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	1,944
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	19,346
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	9,383
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	16,738
	Mizuho Financial Group Inc.	2.201%	7/10/31	13,000	10,752
	Mizuho Financial Group Inc.	2.260%	7/9/32	12,000	9,769
	Morgan Stanley	3.950%	4/23/27	26,821	26,490
	Morgan Stanley	3.591%	7/22/28	57,390	55,580
	Morgan Stanley	3.772%	1/24/29	36,421	35,646
	Morgan Stanley	4.431%	1/23/30	43,000	43,081
	Morgan Stanley	2.699%	1/22/31	51,418	46,056
	Morgan Stanley	3.622%	4/1/31	37,909	36,065
	Morgan Stanley	1.794%	2/13/32	34,634	28,285
	Morgan Stanley	1.928%	4/28/32	19,429	16,019
	Morgan Stanley	2.239%	7/21/32	47,078	39,697
	Morgan Stanley	2.511%	10/20/32	30,000	25,756
	Morgan Stanley	2.943%	1/21/33	25,000	22,317
	Morgan Stanley	4.889%	7/20/33	39,650	41,224
	Morgan Stanley	2.484%	9/16/36	30,000	24,161
	Morgan Stanley	5.297%	4/20/37	16,000	16,153
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	3,003	2,977
	Nasdaq Inc.	3.950%	3/7/52	1,195	1,035
[9]	National Australia Bank Ltd.	0.625%	11/10/23	800	811
	Natwest Group plc	4.892%	5/18/29	23,355	23,054
	Natwest Group plc	5.076%	1/27/30	24,601	24,545
	Natwest Group plc	4.445%	5/8/30	7,550	7,266
	Natwest Group plc	3.032%	11/28/35	15,000	12,211
[10]	NIBC Bank NV	3.125%	11/15/23	17,600	21,185
[7]	Nippon Life Insurance Co.	2.750%	1/21/51	11,110	9,177
[7]	Nippon Life Insurance Co.	2.900%	9/16/51	15,000	12,352
	Nomura Holdings Inc.	2.172%	7/14/28	25,300	21,782
	Nomura Holdings Inc.	2.710%	1/22/29	12,950	11,333
	Nomura Holdings Inc.	3.103%	1/16/30	7,857	6,845
	Nomura Holdings Inc.	2.679%	7/16/30	5,000	4,193
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	2.608%	7/14/31	11,000	9,033
	Nomura Holdings Inc.	2.999%	1/22/32	10,000	8,401
	Northern Trust Corp.	1.950%	5/1/30	5,574	4,885
	Northern Trust Corp.	3.375%	5/8/32	5,036	4,772
	OneMain Finance Corp.	3.500%	1/15/27	1,855	1,594
	ORIX Corp.	2.250%	3/9/31	5,217	4,503
	Owl Rock Capital Corp.	3.400%	7/15/26	16,000	14,398
	Owl Rock Capital Corp.	2.875%	6/11/28	300	246
[7]	Pine Street Trust I	4.572%	2/15/29	250	246
	PNC Bank NA	3.250%	1/22/28	28,085	27,339
	PNC Bank NA	2.700%	10/22/29	29,415	26,359
	PNC Financial Services Group Inc.	3.450%	4/23/29	32,603	31,528
	PNC Financial Services Group Inc.	2.550%	1/22/30	35,000	31,433
	PNC Financial Services Group Inc.	4.626%	6/6/33	10,000	9,908
	Principal Financial Group Inc.	3.700%	5/15/29	18,767	18,073
	Progressive Corp.	4.000%	3/1/29	1,070	1,088
	Progressive Corp.	3.200%	3/26/30	14,172	13,591
	Progressive Corp.	3.000%	3/15/32	3,700	3,466
[7]	Protective Life Corp.	4.300%	9/30/28	22,700	22,660
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,408
	Prudential Financial Inc.	3.700%	10/1/50	10,000	8,809
	Prudential Financial Inc.	3.700%	3/13/51	2,500	2,158
	Prudential Financial Inc.	5.125%	3/1/52	10,000	9,537
	Prudential plc	3.125%	4/14/30	1,500	1,391
	Regions Financial Corp.	1.800%	8/12/28	35,000	30,867
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,800	6,567
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,655
[10]	Rothesay Life plc	8.000%	10/30/25	3,748	4,957
	Royal Bank of Canada	2.300%	11/3/31	20,000	17,217
	Royal Bank of Canada	3.875%	5/4/32	7,700	7,544
	Santander UK Group Holdings plc	3.823%	11/3/28	2,500	2,356
[7]	SBL Holdings Inc.	5.000%	2/18/31	17,773	14,828
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	5,000	4,432
	State Street Corp.	2.400%	1/24/30	7,030	6,332
	State Street Corp.	3.152%	3/30/31	4,997	4,651
	State Street Corp.	2.623%	2/7/33	15,000	13,234
	State Street Corp.	4.421%	5/13/33	15,000	15,348
	State Street Corp.	3.031%	11/1/34	3,000	2,692
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,777
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,366	12,926
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	4,870	4,763
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	37,100	32,041
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	744
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	54,077	49,280
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,000	2,671
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	29,117
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,045	16,055
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	14,237	11,696
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	20,100	16,681
	SVB Financial Group	2.100%	5/15/28	30,625	26,625
	SVB Financial Group	3.125%	6/5/30	7,000	6,174
	SVB Financial Group	1.800%	2/2/31	10,000	7,860
	Synchrony Financial	3.950%	12/1/27	23,297	21,929
	Synchrony Financial	5.150%	3/19/29	1,157	1,119
	Synchrony Financial	2.875%	10/28/31	35,000	27,692

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	998
[7]	Temasek Financial I Ltd.	2.750%	8/2/61	15,650	11,969
	Toronto-Dominion Bank	2.000%	9/10/31	10,000	8,422
	Toronto-Dominion Bank	2.450%	1/12/32	14,045	12,219
	Toronto-Dominion Bank	3.200%	3/10/32	41,600	38,426
	Toronto-Dominion Bank	4.456%	6/8/32	16,700	17,014
	Truist Bank	2.250%	3/11/30	34,140	29,341
	Truist Financial Corp.	3.875%	3/19/29	10,000	9,713
	Truist Financial Corp.	1.887%	6/7/29	15,000	13,261
	Truist Financial Corp.	1.950%	6/5/30	15,000	12,851
	US Bancorp	3.900%	4/26/28	2,250	2,290
	US Bancorp	4.548%	7/22/28	23,600	24,227
	US Bancorp	3.000%	7/30/29	21,800	20,334
	US Bancorp	1.375%	7/22/30	27,000	22,450
	US Bancorp	4.967%	7/22/33	90,025	93,570
	US Bancorp	2.491%	11/3/36	7,250	6,125
[10]	Utmost Group plc	4.000%	12/15/31	1,700	1,647
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
[12]	Wells Fargo & Co.	4.000%	4/27/27	13,972	9,403
	Wells Fargo & Co.	3.584%	5/22/28	57,812	55,939
	Wells Fargo & Co.	2.393%	6/2/28	31,588	28,985
	Wells Fargo & Co.	4.808%	7/25/28	20,000	20,463
	Wells Fargo & Co.	4.150%	1/24/29	26,949	26,922
	Wells Fargo & Co.	2.879%	10/30/30	71,832	65,222
	Wells Fargo & Co.	2.572%	2/11/31	42,900	37,826
	Wells Fargo & Co.	4.478%	4/4/31	2,000	2,009
	Wells Fargo & Co.	3.350%	3/2/33	37,880	34,699
	Wells Fargo & Co.	4.897%	7/25/33	79,330	82,134
	Wells Fargo & Co.	4.611%	4/25/53	10,885	10,654
[10]	Wells Fargo Bank NA	5.250%	8/1/23	11,950	14,792
	Westpac Banking Corp.	1.953%	11/20/28	25,400	22,797
	Westpac Banking Corp.	2.650%	1/16/30	5,000	4,592
	Westpac Banking Corp.	2.894%	2/4/30	250	238
	Westpac Banking Corp.	2.150%	6/3/31	12,780	11,116
	Westpac Banking Corp.	4.110%	7/24/34	11,175	10,365
	Westpac Banking Corp.	2.668%	11/15/35	15,000	12,254
	Westpac Banking Corp.	3.020%	11/18/36	15,000	12,360
[8,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	3.671%	1/29/31	25,200	17,088
	Willis North America Inc.	4.500%	9/15/28	14,000	13,990
	Willis North America Inc.	2.950%	9/15/29	52,892	46,994
					7,457,931
Health Care (8.0%)
	Abbott Laboratories	1.400%	6/30/30	5,000	4,360
	AbbVie Inc.	4.250%	11/14/28	78,636	80,336
	AbbVie Inc.	3.200%	11/21/29	100,066	95,381
	AbbVie Inc.	4.875%	11/14/48	2,500	2,533
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	9,056
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	21,393
[9]	American Medical Systems Europe BV	1.875%	3/8/34	5,300	5,071
	AmerisourceBergen Corp.	3.450%	12/15/27	15,701	15,498
	AmerisourceBergen Corp.	2.800%	5/15/30	6,000	5,426
	AmerisourceBergen Corp.	2.700%	3/15/31	78,844	70,094
	Amgen Inc.	1.650%	8/15/28	38,438	34,379
	Amgen Inc.	3.000%	2/22/29	19,824	18,934
	Amgen Inc.	2.450%	2/21/30	13,400	12,201
	Amgen Inc.	2.300%	2/25/31	10,000	8,912
	Amgen Inc.	2.000%	1/15/32	5,000	4,284
	Amgen Inc.	3.350%	2/22/32	33,780	32,325
	Amgen Inc.	4.663%	6/15/51	5,000	4,980
	Anthem Inc.	3.650%	12/1/27	10,000	10,035
	Anthem Inc.	2.875%	9/15/29	30,704	28,594
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anthem Inc.	2.250%	5/15/30	6,441	5,721
	Anthem Inc.	2.550%	3/15/31	8,000	7,179
	Anthem Inc.	4.100%	5/15/32	15,000	15,155
	Ascension Health	2.532%	11/15/29	2,500	2,315
	Astrazeneca Finance LLC	1.750%	5/28/28	61,477	56,367
	Astrazeneca Finance LLC	2.250%	5/28/31	15,000	13,644
	AstraZeneca plc	4.000%	1/17/29	15,121	15,590
	AstraZeneca plc	1.375%	8/6/30	56,800	48,802
[7]	Bausch Health Americas Inc.	9.250%	4/1/26	2,698	1,887
[7]	Bausch Health Cos. Inc.	5.250%	2/15/31	1,615	828
	Baxter International Inc.	2.272%	12/1/28	56,445	51,007
	Baxter International Inc.	3.950%	4/1/30	22,000	21,565
	Baxter International Inc.	1.730%	4/1/31	3,000	2,458
	Baxter International Inc.	2.539%	2/1/32	60,000	52,068
	Becton Dickinson and Co.	2.823%	5/20/30	3,465	3,168
	Boston Scientific Corp.	2.650%	6/1/30	77,567	70,685
	Bristol-Myers Squibb Co.	3.900%	2/20/28	15,970	16,391
	Bristol-Myers Squibb Co.	3.400%	7/26/29	32,971	32,658
	Bristol-Myers Squibb Co.	1.450%	11/13/30	46,570	39,989
	Bristol-Myers Squibb Co.	2.950%	3/15/32	57,300	55,042
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,000	4,608
	Bristol-Myers Squibb Co.	2.550%	11/13/50	5,000	3,709
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,764
	Centene Corp.	2.450%	7/15/28	19,825	17,738
	Centene Corp.	3.000%	10/15/30	3,660	3,268
	Centene Corp.	2.625%	8/1/31	8,535	7,311
[7]	Charles River Laboratories International Inc.	4.250%	5/1/28	3,386	3,309
	CHRISTUS Health	4.341%	7/1/28	19,800	20,280
	Cigna Corp.	4.375%	10/15/28	64,260	65,583
	Cigna Corp.	2.400%	3/15/30	55,139	49,375
	CommonSpirit Health	2.782%	10/1/30	509	445
[7]	CSL UK Holdings Ltd.	4.250%	4/27/32	26,665	27,110
	CVS Health Corp.	4.300%	3/25/28	89,564	91,136
	CVS Health Corp.	3.250%	8/15/29	63,378	59,923
	CVS Health Corp.	3.750%	4/1/30	47,849	46,552
	CVS Health Corp.	1.750%	8/21/30	24,635	20,676
	CVS Health Corp.	1.875%	2/28/31	10,000	8,372
[7]	DaVita Inc.	3.750%	2/15/31	2,203	1,685
	DH Europe Finance II Sarl	2.600%	11/15/29	22,000	20,456
	Eli Lilly & Co.	3.375%	3/15/29	8,300	8,333
	Eli Lilly & Co.	3.950%	3/15/49	2,500	2,517
	Encompass Health Corp.	4.500%	2/1/28	4,675	4,324
[9]	Fresenius Finance Ireland plc	1.500%	1/30/24	1,000	1,022
	Gilead Sciences Inc.	2.600%	10/1/40	5,000	3,853
	Gilead Sciences Inc.	4.150%	3/1/47	2,500	2,307
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	67,224	68,939
	HCA Inc.	4.500%	2/15/27	34,516	34,362
[7]	HCA Inc.	3.375%	3/15/29	15,000	13,777
	HCA Inc.	3.500%	9/1/30	15,000	13,672
	HCA Inc.	2.375%	7/15/31	20,000	16,542
[7]	HCA Inc.	3.625%	3/15/32	28,135	25,544
[7]	Highmark Inc.	2.550%	5/10/31	20,000	17,157
	Humana Inc.	4.875%	4/1/30	1,758	1,831
	Merck & Co. Inc.	1.900%	12/10/28	4,184	3,835
	Merck & Co. Inc.	3.400%	3/7/29	40,459	40,299
	Merck & Co. Inc.	1.450%	6/24/30	17,000	14,665
	Merck & Co. Inc.	2.150%	12/10/31	66,586	59,600
	Merck & Co. Inc.	4.000%	3/7/49	2,500	2,425
	Merck & Co. Inc.	2.750%	12/10/51	5,000	3,894
	Mercy Health	4.302%	7/1/28	12,500	12,662
[7]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	1,309	1,182
	Mylan Inc.	4.550%	4/15/28	14,900	14,313
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	2,500	1,823
	Novartis Capital Corp.	2.200%	8/14/30	29,570	27,294
	Novartis Capital Corp.	4.000%	11/20/45	2,500	2,493
[7]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	6,375	6,049

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PerkinElmer Inc.	1.900%	9/15/28	42,366	36,744
	PerkinElmer Inc.	3.300%	9/15/29	5,000	4,614
	PerkinElmer Inc.	2.250%	9/15/31	11,000	9,161
	Pfizer Inc.	3.450%	3/15/29	30,721	30,927
	Pfizer Inc.	2.625%	4/1/30	32,530	30,865
	Pfizer Inc.	1.700%	5/28/30	26,270	23,237
	Pfizer Inc.	1.750%	8/18/31	13,540	11,831
	Pfizer Inc.	2.700%	5/28/50	5,000	4,041
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,555
	Quest Diagnostics Inc.	2.950%	6/30/30	13,950	12,812
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,943
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	12,551
[7]	Roche Holdings Inc.	1.930%	12/13/28	52,500	48,234
[7]	Roche Holdings Inc.	2.076%	12/13/31	24,820	22,093
[7]	Roche Holdings Inc.	2.607%	12/13/51	5,000	3,803
	Royalty Pharma plc	2.200%	9/2/30	25,000	21,112
	Royalty Pharma plc	2.150%	9/2/31	4,000	3,306
	Stanford Health Care	3.310%	8/15/30	17,000	16,254
	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	22,000	19,299
	Stryker Corp.	1.950%	6/15/30	13,250	11,418
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	35,329	36,962
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	102,037	88,503
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,500	1,962
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	360	357
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,422
[7]	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,657
[7]	Tenet Healthcare Corp.	6.125%	10/1/28	2,015	1,964
[7]	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,678
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	24,050	22,015
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	25,879	24,519
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	38,981	34,641
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	30,194
	UnitedHealth Group Inc.	3.875%	12/15/28	20,288	20,770
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	5,438
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	8,947
	Viatris Inc.	2.300%	6/22/27	32,360	28,240
	Viatris Inc.	2.700%	6/22/30	6,456	5,292
	Zoetis Inc.	3.900%	8/20/28	21,700	21,733
	Zoetis Inc.	2.000%	5/15/30	19,148	16,705
					2,522,124
Industrials (5.9%)
	3M Co.	3.375%	3/1/29	10,087	9,892
	3M Co.	2.375%	8/26/29	10,000	9,173
	3M Co.	3.050%	4/15/30	18,359	17,435
[9]	Abertis Infraestructuras SA	2.250%	3/29/29	300	289
	Adani Ports & Special Economic Zone Ltd.	3.100%	2/2/31	4,500	3,509
[7]	Air Canada	3.875%	8/15/26	2,580	2,374
[7]	Airbus SE	3.150%	4/10/27	16,677	16,337
[9]	Airbus SE	2.375%	6/9/40	1,800	1,728
[7]	Allison Transmission Inc.	4.750%	10/1/27	3,940	3,748
[7]	American Airlines Inc.	11.750%	7/15/25	685	760
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,935	2,895
[4,7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	7,985	7,646
[7]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,474
[7]	Aramark Services Inc.	5.000%	2/1/28	2,610	2,548
[12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	40,230	24,190
[12]	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	24,206
[9]	Autoroutes du Sud de la France SA	1.125%	4/20/26	300	300
[7]	BAE Systems plc	1.900%	2/15/31	6,670	5,586
	Boeing Co.	5.040%	5/1/27	64,624	65,919
	Boeing Co.	3.250%	2/1/28	34,203	31,812
	Boeing Co.	3.250%	3/1/28	3,131	2,908
	Boeing Co.	3.200%	3/1/29	19,969	18,088
	Boeing Co.	5.150%	5/1/30	81,841	82,559
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	3.625%	2/1/31	5,000	4,591
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,000	5,104
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,000	2,033
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,635
	Canadian Pacific Railway Co.	2.450%	12/2/31	20,000	17,970
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,914	2,734
	Carrier Global Corp.	2.722%	2/15/30	31,000	27,849
	Caterpillar Inc.	2.600%	9/19/29	8,000	7,563
	Caterpillar Inc.	2.600%	4/9/30	5,000	4,714
[7]	Clean Harbors Inc.	4.875%	7/15/27	4,535	4,505
	CSX Corp.	3.800%	3/1/28	18,470	18,643
	CSX Corp.	2.400%	2/15/30	8,663	7,888
	CSX Corp.	4.100%	11/15/32	20,000	20,278
[7]	Daimler Trucks Finance North America LLC	2.375%	12/14/28	10,000	8,848
	Deere & Co.	3.100%	4/15/30	2,000	1,949
[4]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	8,804	7,856
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,202
	Delta Air Lines Inc.	3.750%	10/28/29	2,023	1,763
[4,7]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	95,221	93,070
	Dover Corp.	2.950%	11/4/29	3,000	2,758
[9]	easyJet FinCo BV	1.875%	3/3/28	200	176
	Embraer Overseas Ltd.	5.696%	9/16/23	582	590
	Emerson Electric Co.	2.000%	12/21/28	70,085	64,249
	Emerson Electric Co.	2.200%	12/21/31	35,550	31,659
	FedEx Corp.	3.400%	2/15/28	478	469
	FedEx Corp.	3.100%	8/5/29	12,359	11,684
	FedEx Corp.	2.400%	5/15/31	32,544	28,565
	General Dynamics Corp.	3.750%	5/15/28	26,285	26,712
	General Dynamics Corp.	3.625%	4/1/30	25,207	25,217
	General Dynamics Corp.	2.250%	6/1/31	10,000	9,050
	General Electric Co.	6.750%	3/15/32	8,333	9,703
[9]	General Electric Co.	4.125%	9/19/35	200	226
	Honeywell International Inc.	2.700%	8/15/29	14,138	13,455
	Honeywell International Inc.	1.950%	6/1/30	18,680	16,755
	Honeywell International Inc.	1.750%	9/1/31	30,142	26,144
	Hubbell Inc.	2.300%	3/15/31	15,000	13,034
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	25,450	22,188
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,053	14,508
	John Deere Capital Corp.	3.450%	3/7/29	3,000	2,995
	John Deere Capital Corp.	2.800%	7/18/29	12,294	11,771
	John Deere Capital Corp.	3.900%	6/7/32	5,965	6,153
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	9,000	7,463
	L3Harris Technologies Inc.	4.400%	6/15/28	39,284	39,718
	L3Harris Technologies Inc.	4.400%	6/15/28	6,273	6,336
	L3Harris Technologies Inc.	2.900%	12/15/29	7,831	7,158
	L3Harris Technologies Inc.	1.800%	1/15/31	29,540	24,380
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	6,341
	Lockheed Martin Corp.	3.900%	6/15/32	15,330	15,832
	Lockheed Martin Corp.	4.700%	5/15/46	5,000	5,233
	Lockheed Martin Corp.	4.150%	6/15/53	7,500	7,363
[12]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	15,000	9,002
[7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	36,176	36,547
[7]	Mueller Water Products Inc.	4.000%	6/15/29	5,042	4,620
	Norfolk Southern Corp.	3.800%	8/1/28	10,803	10,908
	Norfolk Southern Corp.	2.550%	11/1/29	3,000	2,777
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	8,968
	Norfolk Southern Corp.	4.550%	6/1/53	5,130	5,100
	Northrop Grumman Corp.	3.250%	1/15/28	77,009	75,661
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	33,718
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	25,753
[12]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	15,835
[12]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	11,405
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	2,849

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Parker-Hannifin Corp.	4.500%	9/15/29	25,000	25,577
[12]	Qantas Airways Ltd.	4.750%	10/12/26	32,930	22,623
[12]	Qantas Airways Ltd.	3.150%	9/27/28	20,500	12,375
[12]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,413
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,280
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,676
	Raytheon Technologies Corp.	4.125%	11/16/28	42,770	43,445
	Raytheon Technologies Corp.	2.250%	7/1/30	24,511	21,955
	Raytheon Technologies Corp.	1.900%	9/1/31	25,000	21,356
	Republic Services Inc.	1.450%	2/15/31	10,000	8,252
	Republic Services Inc.	1.750%	2/15/32	12,620	10,368
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,427
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	1,563	1,431
[7]	Rolls-Royce plc	5.750%	10/15/27	5,966	5,640
	Ryder System Inc.	2.850%	3/1/27	9,320	8,805
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	25,000	22,500
[9]	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	4,100	3,688
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,415
	Southwest Airlines Co.	2.625%	2/10/30	31,710	27,517
	Stanley Black & Decker Inc.	2.300%	3/15/30	29,607	26,281
	Teledyne Technologies Inc.	2.250%	4/1/28	34,661	30,835
	Teledyne Technologies Inc.	2.750%	4/1/31	25,607	21,968
[7]	TopBuild Corp.	3.625%	3/15/29	628	567
[7]	TopBuild Corp.	4.125%	2/15/32	3,717	3,279
[7]	TransDigm Inc.	8.000%	12/15/25	3,425	3,545
[7]	TransDigm Inc.	6.250%	3/15/26	7,569	7,600
	TransDigm Inc.	5.500%	11/15/27	3,009	2,839
	TransDigm Inc.	4.875%	5/1/29	4,880	4,368
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	18,030	14,860
	Tyco Electronics Group SA	2.500%	2/4/32	7,990	7,277
	Union Pacific Corp.	3.950%	9/10/28	17,542	17,923
	Union Pacific Corp.	3.700%	3/1/29	8,149	8,194
	Union Pacific Corp.	2.400%	2/5/30	35,200	32,305
	Union Pacific Corp.	2.800%	2/14/32	13,000	12,085
[4]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	34,518	34,573
[7]	United Airlines Inc.	4.375%	4/15/26	6,300	6,065
[7]	United Airlines Inc.	4.625%	4/15/29	4,865	4,484
	United Parcel Service Inc.	2.500%	9/1/29	12,227	11,456
[7]	Vertiv Group Corp.	4.125%	11/15/28	1,710	1,516
	Waste Management Inc.	1.150%	3/15/28	12,099	10,597
	Waste Management Inc.	2.000%	6/1/29	15,320	13,738
	Waste Management Inc.	1.500%	3/15/31	27,800	23,224
[7]	WESCO Distribution Inc.	7.250%	6/15/28	4,463	4,654
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	1,379	1,294
[9]	Wizz Air Finance Co. BV	1.350%	1/19/24	10,500	10,336
					1,856,205
Materials (2.5%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	648	658
	Air Products and Chemicals Inc.	2.050%	5/15/30	5,552	5,005
	Albemarle Corp.	5.050%	6/1/32	5,000	5,020
[9]	Aliaxis Finance SA	0.875%	11/8/28	7,500	5,991
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	17,157
[7]	Antofagasta plc	5.625%	5/13/32	7,500	7,426
	ArcelorMittal SA	4.250%	7/16/29	10,000	9,696
[7]	Arconic Corp.	6.000%	5/15/25	770	777
[7]	Arconic Corp.	6.125%	2/15/28	1,305	1,306
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,839	1,803
[5,7]	Avient Corp.	7.125%	8/1/30	1,803	1,862
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,868	2,750
	Ball Corp.	2.875%	8/15/30	3,088	2,678
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ball Corp.	3.125%	9/15/31	2,271	1,988
	Berry Global Inc.	1.650%	1/15/27	22,469	19,876
[7]	Berry Global Inc.	5.625%	7/15/27	5,440	5,494
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,801	2,870
[7]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,438	4,432
	Celanese US Holdings LLC	6.330%	7/15/29	15,000	15,447
	Celanese US Holdings LLC	6.379%	7/15/32	10,100	10,381
[7]	Chemours Co.	4.625%	11/15/29	4,943	4,337
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,141
	Dow Chemical Co.	2.100%	11/15/30	49,000	41,861
	DuPont de Nemours Inc.	4.725%	11/15/28	12,000	12,464
	Ecolab Inc.	1.300%	1/30/31	10,000	8,350
	Ecolab Inc.	2.125%	2/1/32	10,000	8,817
[7]	Element Solutions Inc.	3.875%	9/1/28	3,825	3,533
	FMC Corp.	3.450%	10/1/29	13,000	12,202
[7]	Freeport Indonesia PT	5.315%	4/14/32	47,310	44,073
[7]	Freeport Indonesia PT	6.200%	4/14/52	12,125	10,706
	Freeport-McMoRan Inc.	4.125%	3/1/28	8,330	7,867
	Freeport-McMoRan Inc.	4.375%	8/1/28	9,680	9,214
	Freeport-McMoRan Inc.	5.250%	9/1/29	22,881	22,558
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	11,822
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,690
[7]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	10,909	10,143
	GCC SAB de CV	3.614%	4/20/32	1,500	1,259
[7]	Georgia-Pacific LLC	2.300%	4/30/30	17,000	15,252
[9]	Glencore Capital Finance DAC	1.125%	3/10/28	5,000	4,518
[7]	Graham Packaging Co. Inc.	7.125%	8/15/28	2,243	1,899
[7]	Graphic Packaging International LLC	3.500%	3/15/28	2,607	2,412
[7]	Graphic Packaging International LLC	3.500%	3/1/29	977	885
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	4,465	3,704
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,085	956
[7]	Ingevity Corp.	3.875%	11/1/28	1,485	1,317
	Inversiones CMPC SA	3.850%	1/13/30	1,500	1,354
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	2,918	2,344
[9]	Koninklijke DSM NV	0.625%	6/23/32	4,700	4,028
[9]	LANXESS AG	1.750%	3/22/28	400	382
	Linde Inc.	1.100%	8/10/30	5,570	4,638
[9]	Linde plc	1.000%	9/30/51	2,400	1,650
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	21,199
	Newmont Corp.	2.800%	10/1/29	32,675	29,531
	Newmont Corp.	2.250%	10/1/30	34,620	29,618
	Newmont Corp.	2.600%	7/15/32	10,000	8,530
[7]	Novelis Corp.	4.750%	1/30/30	2,167	2,004
	Nucor Corp.	2.700%	6/1/30	15,060	13,453
	Nucor Corp.	3.125%	4/1/32	15,620	14,153
	Nutrien Ltd.	4.200%	4/1/29	17,656	17,586
	Nutrien Ltd.	2.950%	5/13/30	13,207	12,100
	Packaging Corp. of America	3.000%	12/15/29	13,000	11,956
[7]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	1,367	1,207
[7]	POSCO	4.375%	8/4/25	75,000	74,930
[9]	PPG Industries Inc.	2.750%	6/1/29	2,100	2,153
	PPG Industries Inc.	2.800%	8/15/29	11,000	10,215
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,524
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,000	2,343
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	3,000	2,296
	RPM International Inc.	4.550%	3/1/29	17,250	16,980
	RPM International Inc.	2.950%	1/15/32	3,415	2,900
	Sherwin-Williams Co.	2.950%	8/15/29	32,011	29,630
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	17,916
	Sherwin-Williams Co.	2.200%	3/15/32	4,000	3,384
[7]	SPCM SA	3.125%	3/15/27	1,093	932
[7]	SPCM SA	3.375%	3/15/30	2,925	2,353
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	25,511
[7]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	2,342	1,965
	United States Steel Corp.	6.875%	3/1/29	1,600	1,533

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,550
	WRKCo Inc.	3.900%	6/1/28	26,734	26,485
	WRKCo Inc.	4.900%	3/15/29	12,000	12,396
					795,326
Real Estate (5.9%)
	Agree LP	2.000%	6/15/28	23,750	20,655
	Agree LP	2.900%	10/1/30	6,500	5,676
	Agree LP	2.600%	6/15/33	5,720	4,720
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	1,952
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	24,243
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	4,347	4,466
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,875	2,639
	American Assets Trust LP	3.375%	2/1/31	11,292	9,870
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	880	879
	American Campus Communities Operating Partnership LP	2.250%	1/15/29	22,000	20,926
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	5,049	4,878
	American Homes 4 Rent LP	4.250%	2/15/28	13,372	13,086
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	8,251
	American Homes 4 Rent LP	3.625%	4/15/32	10,000	9,092
	American Tower Corp.	3.600%	1/15/28	27,234	26,085
	American Tower Corp.	1.500%	1/31/28	34,887	30,145
	American Tower Corp.	3.950%	3/15/29	9,000	8,687
	American Tower Corp.	3.800%	8/15/29	41,188	39,357
	American Tower Corp.	2.900%	1/15/30	30,100	26,886
	American Tower Corp.	2.100%	6/15/30	24,909	20,883
	American Tower Corp.	2.700%	4/15/31	20,000	17,304
	American Tower Corp.	2.300%	9/15/31	4,000	3,324
[9]	Aroundtown SA	0.000%	7/16/26	5,800	5,074
[9]	Aroundtown SA	2.875%	12/31/99	1,805	1,593
	AvalonBay Communities Inc.	3.200%	1/15/28	18,750	18,052
	AvalonBay Communities Inc.	1.900%	12/1/28	13,300	11,848
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	4,763
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	13,115
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,267	4,781
	Boston Properties LP	4.500%	12/1/28	10,000	10,004
	Boston Properties LP	3.400%	6/21/29	295	272
	Boston Properties LP	2.900%	3/15/30	16,800	14,815
	Boston Properties LP	3.250%	1/30/31	10,806	9,593
	Boston Properties LP	2.550%	4/1/32	10,000	8,285
	Brandywine Operating Partnership LP	3.950%	11/15/27	27,776	26,422
	Brixmor Operating Partnership LP	3.900%	3/15/27	1,100	1,067
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	11,343
	Brixmor Operating Partnership LP	4.125%	5/15/29	18,000	17,011
	Brixmor Operating Partnership LP	4.050%	7/1/30	8,018	7,408
	Brixmor Operating Partnership LP	2.500%	8/16/31	20,000	16,116
	Corporate Office Properties LP	2.000%	1/15/29	20,000	16,348
	Corporate Office Properties LP	2.750%	4/15/31	27,226	22,325
	Crown Castle International Corp.	3.800%	2/15/28	8,758	8,542
	Crown Castle International Corp.	4.300%	2/15/29	22,930	22,721
	Crown Castle International Corp.	3.100%	11/15/29	30,966	28,294
	Crown Castle International Corp.	3.300%	7/1/30	14,589	13,386
	Crown Castle International Corp.	2.250%	1/15/31	13,715	11,601
	CubeSmart LP	2.250%	12/15/28	20,000	17,364
	CubeSmart LP	4.375%	2/15/29	12,000	11,867
	CubeSmart LP	2.000%	2/15/31	19,558	16,015
[9]	Digital Euro Finco LLC	2.625%	4/15/24	11,793	12,131
	Digital Realty Trust LP	3.700%	8/15/27	21,675	21,166
	Digital Realty Trust LP	3.600%	7/1/29	37,195	35,063
	Duke Realty LP	3.375%	12/15/27	23,983	23,049
	Duke Realty LP	2.875%	11/15/29	5,000	4,601
	Duke Realty LP	1.750%	2/1/31	3,000	2,504
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equinix Inc.	1.550%	3/15/28	3,000	2,611
Equinix Inc.	2.000%	5/15/28	10,000	8,793
Equinix Inc.	3.200%	11/18/29	6,750	6,228
Equinix Inc.	2.150%	7/15/30	10,000	8,472
Equinix Inc.	2.500%	5/15/31	10,000	8,577
ERP Operating LP	3.500%	3/1/28	8,836	8,591
ERP Operating LP	4.150%	12/1/28	27,426	27,403
ERP Operating LP	3.000%	7/1/29	7,000	6,523
ERP Operating LP	1.850%	8/1/31	5,250	4,429
Essential Properties LP	2.950%	7/15/31	20,000	15,955
Essex Portfolio LP	4.000%	3/1/29	426	416
Essex Portfolio LP	3.000%	1/15/30	10,000	9,022
Essex Portfolio LP	1.650%	1/15/31	4,053	3,264
Extra Space Storage LP	3.900%	4/1/29	15,000	14,386
Extra Space Storage LP	2.550%	6/1/31	20,000	16,964
Extra Space Storage LP	2.350%	3/15/32	10,000	8,121
Federal Realty Investment Trust	3.250%	7/15/27	10,000	9,602
Federal Realty Investment Trust	3.200%	6/15/29	10,000	9,201
Federal Realty Investment Trust	3.500%	6/1/30	1,990	1,840
Healthcare Realty Holdings LP Co.	2.400%	3/15/30	1,000	848
Healthcare Realty Holdings LP Co.	2.050%	3/15/31	15,000	12,095
Healthcare Trust of America Holdings LP	3.100%	2/15/30	501	443
Healthcare Trust of America Holdings LP	2.000%	3/15/31	28,349	22,884
Healthpeak Properties Inc.	2.125%	12/1/28	12,000	10,702
Healthpeak Properties Inc.	3.500%	7/15/29	16,479	15,568
Healthpeak Properties Inc.	3.000%	1/15/30	14,900	13,544
Healthpeak Properties Inc.	2.875%	1/15/31	10,507	9,375
Highwoods Realty LP	3.875%	3/1/27	23,615	23,124
Highwoods Realty LP	4.125%	3/15/28	3,450	3,360
Highwoods Realty LP	4.200%	4/15/29	342	325
Highwoods Realty LP	3.050%	2/15/30	12,090	10,656
Highwoods Realty LP	2.600%	2/1/31	1,161	969
Host Hotels & Resorts LP	3.375%	12/15/29	6,252	5,487
Host Hotels & Resorts LP	3.500%	9/15/30	10,512	9,130
Host Hotels & Resorts LP	2.900%	12/15/31	16,025	12,846
IIP Operating Partnership LP	5.500%	5/25/26	9,600	8,174
Invitation Homes Operating Partnership LP	2.300%	11/15/28	10,000	8,599
Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,143
Invitation Homes Operating Partnership LP	4.150%	4/15/32	10,000	9,387
Kilroy Realty LP	4.750%	12/15/28	6,705	6,668
Kilroy Realty LP	4.250%	8/15/29	3,500	3,355
Kilroy Realty LP	3.050%	2/15/30	14,877	13,122
Kimco Realty Corp.	1.900%	3/1/28	23,105	20,404
Kimco Realty Corp.	2.700%	10/1/30	4,000	3,510
Kimco Realty Corp.	2.250%	12/1/31	10,000	8,329
Kimco Realty Corp.	3.200%	4/1/32	10,000	9,015
Kimco Realty Corp.	3.700%	10/1/49	2,500	2,015
Life Storage LP	4.000%	6/15/29	6,494	6,135
Life Storage LP	2.200%	10/15/30	7,000	5,778
Life Storage LP	2.400%	10/15/31	15,500	12,822
LXP Industrial Trust	2.375%	10/1/31	5,000	3,979
Mid-America Apartments LP	3.950%	3/15/29	17,673	17,300
Mid-America Apartments LP	2.750%	3/15/30	16,850	15,115
Mid-America Apartments LP	1.700%	2/15/31	1,900	1,552
MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,512	3,029
National Retail Properties Inc.	3.500%	10/15/27	8,830	8,440
National Retail Properties Inc.	4.300%	10/15/28	1,722	1,705
National Retail Properties Inc.	2.500%	4/15/30	23,948	20,950
Office Properties Income Trust	2.650%	6/15/26	2,100	1,752
Omega Healthcare Investors Inc.	4.750%	1/15/28	10,137	9,837
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	8,710
Omega Healthcare Investors Inc.	3.375%	2/1/31	11,735	9,771

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,924
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	11,896
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	15,910
	Physicians Realty LP	3.950%	1/15/28	5,775	5,613
	Physicians Realty LP	2.625%	11/1/31	10,000	8,339
	Piedmont Operating Partnership LP	2.750%	4/1/32	10,000	7,932
[9]	Prologis International Funding II SA	1.625%	6/17/32	6,353	5,719
	Prologis LP	4.375%	2/1/29	15,000	15,307
	Prologis LP	2.250%	4/15/30	10,000	8,989
	Prologis LP	1.250%	10/15/30	10,000	8,320
	Public Storage	1.850%	5/1/28	20,000	17,928
	Public Storage	1.950%	11/9/28	8,800	7,876
	Public Storage	3.385%	5/1/29	18,527	17,877
	Public Storage	2.300%	5/1/31	10,830	9,530
	Public Storage	2.250%	11/9/31	7,000	6,088
	Realty Income Corp.	3.650%	1/15/28	18,669	18,399
	Realty Income Corp.	2.200%	6/15/28	7,500	6,794
	Realty Income Corp.	3.100%	12/15/29	21,990	20,584
	Regency Centers LP	2.950%	9/15/29	8,150	7,321
	Regency Centers LP	3.700%	6/15/30	22,150	20,729
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,560
	Rexford Industrial Realty LP	2.150%	9/1/31	17,000	13,934
	Sabra Health Care LP	3.900%	10/15/29	21,580	19,446
	SBA Communications Corp.	3.125%	2/1/29	3,740	3,274
[9]	SBB Treasury OYJ	1.125%	11/26/29	5,300	3,401
	Simon Property Group LP	3.375%	6/15/27	21,390	20,870
	Simon Property Group LP	3.375%	12/1/27	20,559	19,798
	Simon Property Group LP	1.750%	2/1/28	29,800	26,315
	Simon Property Group LP	2.450%	9/13/29	21,700	19,159
	Simon Property Group LP	2.650%	7/15/30	17,630	15,535
	Simon Property Group LP	2.200%	2/1/31	5,999	5,050
	Spirit Realty LP	2.100%	3/15/28	10,000	8,571
	Spirit Realty LP	3.400%	1/15/30	421	374
	Spirit Realty LP	2.700%	2/15/32	10,000	8,071
	STORE Capital Corp.	2.750%	11/18/30	7,000	5,894
	Sun Communities Operating LP	2.300%	11/1/28	19,600	17,141
	Sun Communities Operating LP	2.700%	7/15/31	10,000	8,346
	Sun Communities Operating LP	4.200%	4/15/32	5,079	4,745
	Tanger Properties LP	2.750%	9/1/31	12,000	9,493
	UDR Inc.	3.200%	1/15/30	3,000	2,724
	UDR Inc.	3.000%	8/15/31	7,660	6,743
[7]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	1,520	1,529
[7]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	3,010	3,012
[7]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	3,550	3,462
[9]	Vonovia SE	0.000%	12/1/25	5,600	5,285
[9]	Vonovia SE	1.500%	6/14/41	2,100	1,504
	Vornado Realty LP	3.400%	6/1/31	10,250	8,700
	Welltower Inc.	4.250%	4/15/28	2,845	2,835
	Welltower Inc.	2.050%	1/15/29	25,955	22,573
	Welltower Inc.	4.125%	3/15/29	435	425
	Welltower Inc.	3.100%	1/15/30	19,120	17,383
	Welltower Inc.	2.750%	1/15/32	7,000	6,028
[10]	Westfield America Management Ltd.	2.125%	3/30/25	16,858	18,860
	Weyerhaeuser Co.	4.000%	11/15/29	15,516	15,168
	Weyerhaeuser Co.	4.000%	4/15/30	1,605	1,560
	Weyerhaeuser Co.	3.375%	3/9/33	10,500	9,580
	WP Carey Inc.	2.450%	2/1/32	10,000	8,272
					1,874,588
Technology (5.7%)
	Adobe Inc.	2.300%	2/1/30	10,000	9,194
	Analog Devices Inc.	1.700%	10/1/28	10,650	9,656
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Analog Devices Inc.	2.100%	10/1/31	15,970	14,202
[9]	Apple Inc.	1.375%	1/17/24	1,200	1,236
	Apple Inc.	1.200%	2/8/28	45,670	41,207
	Apple Inc.	1.400%	8/5/28	85,000	76,984
	Apple Inc.	1.650%	5/11/30	25,000	22,164
	Apple Inc.	1.250%	8/20/30	6,510	5,573
	Apple Inc.	1.650%	2/8/31	27,770	24,378
	Apple Inc.	2.650%	5/11/50	2,500	1,948
	Apple Inc.	2.400%	8/20/50	1,500	1,122
	Automatic Data Processing Inc.	1.700%	5/15/28	26,610	24,716
	Automatic Data Processing Inc.	1.250%	9/1/30	24,000	20,441
[7]	Broadcom Inc.	1.950%	2/15/28	17,424	15,324
	Broadcom Inc.	4.110%	9/15/28	29,411	29,017
	Broadcom Inc.	4.750%	4/15/29	42,375	42,774
	Broadcom Inc.	5.000%	4/15/30	37,571	38,035
	Broadcom Inc.	4.150%	11/15/30	25,000	23,806
[7]	Broadcom Inc.	2.450%	2/15/31	23,484	19,630
	Citrix Systems Inc.	3.300%	3/1/30	10,750	10,650
[7]	Clarivate Science Holdings Corp.	4.875%	7/1/29	3,170	2,806
[7]	CommScope Inc.	6.000%	3/1/26	1,210	1,177
[7]	CommScope Inc.	7.125%	7/1/28	2,517	2,089
[7]	Condor Merger Sub Inc.	7.375%	2/15/30	4,456	3,943
	Dell International LLC / EMC Corp.	5.300%	10/1/29	55,363	56,113
	Dell International LLC / EMC Corp.	6.200%	7/15/30	51,995	55,745
	DXC Technology Co.	2.375%	9/15/28	45,000	39,401
[7]	Entegris Escrow Corp.	4.750%	4/15/29	24,932	24,045
[7]	Entegris Escrow Corp.	5.950%	6/15/30	5,945	5,893
	Equifax Inc.	3.100%	5/15/30	17,000	15,351
	Fidelity National Information Services Inc.	1.650%	3/1/28	32,250	28,337
	Fidelity National Information Services Inc.	3.750%	5/21/29	3,000	2,897
	Fidelity National Information Services Inc.	2.250%	3/1/31	19,692	16,654
	Fiserv Inc.	4.200%	10/1/28	7,000	7,010
	Fiserv Inc.	3.500%	7/1/29	55,450	52,503
	Fiserv Inc.	2.650%	6/1/30	36,950	32,582
	Global Payments Inc.	3.200%	8/15/29	9,480	8,458
	Global Payments Inc.	2.900%	5/15/30	4,550	3,928
	Global Payments Inc.	2.900%	11/15/31	35,000	29,450
	HP Inc.	4.000%	4/15/29	28,960	27,978
	HP Inc.	3.400%	6/17/30	9,725	8,745
	HP Inc.	2.650%	6/17/31	22,881	18,977
	HP Inc.	4.200%	4/15/32	17,130	15,904
	Intel Corp.	1.600%	8/12/28	20,900	18,959
	Intel Corp.	2.450%	11/15/29	58,413	53,818
	Intel Corp.	3.900%	3/25/30	6,363	6,442
	Intel Corp.	2.000%	8/12/31	9,300	8,129
	Juniper Networks Inc.	3.750%	8/15/29	31,827	30,018
	Juniper Networks Inc.	2.000%	12/10/30	15,554	12,547
	KLA Corp.	4.650%	7/15/32	14,510	15,543
	Mastercard Inc.	2.950%	6/1/29	19,000	18,437
	Mastercard Inc.	3.350%	3/26/30	3,779	3,745
	Microsoft Corp.	2.675%	6/1/60	1,500	1,157
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	20,957
[7]	MSCI Inc.	3.625%	9/1/30	2,465	2,249
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	1,166	1,142
	NVIDIA Corp.	2.850%	4/1/30	20,000	19,074
	NVIDIA Corp.	2.000%	6/15/31	10,000	8,904
	NXP BV / NXP Funding LLC	5.550%	12/1/28	809	838
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	8,456	7,714
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	25,314
	Oracle Corp.	2.800%	4/1/27	293	276
	Oracle Corp.	3.250%	11/15/27	14,885	14,212
	Oracle Corp.	2.300%	3/25/28	64,753	58,130

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.950%	4/1/30	70,260	62,043
	Oracle Corp.	2.875%	3/25/31	51,257	44,156
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	5,654
	PayPal Holdings Inc.	2.300%	6/1/30	17,000	15,228
	PayPal Holdings Inc.	4.400%	6/1/32	5,000	5,157
	QUALCOMM Inc.	1.300%	5/20/28	36,811	33,045
	QUALCOMM Inc.	2.150%	5/20/30	4,204	3,843
	QUALCOMM Inc.	1.650%	5/20/32	15,336	13,040
	RELX Capital Inc.	3.000%	5/22/30	8,800	8,187
	Roper Technologies Inc.	2.000%	6/30/30	18,380	15,475
[7]	S&P Global Inc.	2.700%	3/1/29	49,410	46,535
	S&P Global Inc.	2.500%	12/1/29	10,438	9,574
	S&P Global Inc.	1.250%	8/15/30	6,750	5,593
[7]	S&P Global Inc.	2.900%	3/1/32	37,147	34,476
[7]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,614
	salesforce.com Inc.	1.950%	7/15/31	24,040	21,389
	Skyworks Solutions Inc.	3.000%	6/1/31	31,290	26,388
[7]	SS&C Technologies Inc.	5.500%	9/30/27	1,884	1,855
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	12,656
	Texas Instruments Inc.	2.250%	9/4/29	2,000	1,847
	Texas Instruments Inc.	1.750%	5/4/30	10,755	9,544
	Texas Instruments Inc.	1.900%	9/15/31	10,000	8,873
[7]	TSMC Global Ltd.	4.625%	7/22/32	5,670	5,842
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	22,532
	Visa Inc.	1.100%	2/15/31	10,000	8,364
	VMware Inc.	4.650%	5/15/27	9,800	9,945
	VMware Inc.	3.900%	8/21/27	57,562	56,618
	VMware Inc.	1.800%	8/15/28	41,394	35,432
	VMware Inc.	4.700%	5/15/30	40,665	39,963
	Workday Inc.	3.700%	4/1/29	18,140	17,513
					1,802,029
Utilities (5.5%)
	AEP Transmission Co. LLC	3.650%	4/1/50	3,280	2,855
[12]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,921
[8,12]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	2.962%	1/8/26	22,260	15,353
	Alabama Power Co.	3.050%	3/15/32	3,300	3,153
	Ameren Corp.	1.750%	3/15/28	20,321	17,982
	Ameren Corp.	3.500%	1/15/31	20,245	19,250
	Ameren Illinois Co.	1.550%	11/15/30	9,785	8,317
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,704
	American Water Capital Corp.	4.450%	6/1/32	5,000	5,169
	Appalachian Power Co.	4.500%	8/1/32	22,030	22,185
	Baltimore Gas and Electric Co.	4.550%	6/1/52	4,610	4,693
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	25,632	25,508
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	5,000	4,207
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	3,450	3,479
[7]	Calpine Corp.	5.125%	3/15/28	3,930	3,695
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,942
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	11,355
	CenterPoint Energy Inc.	4.250%	11/1/28	7,193	7,101
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	10,411
	CenterPoint Energy Inc.	2.650%	6/1/31	19,800	17,576
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	7,622
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	5,152
[10]	Centrica plc	4.375%	3/13/29	4,100	5,180
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	2,248	2,182
	CMS Energy Corp.	4.750%	6/1/50	15,000	13,892
	Comision Federal de Electricidad	4.688%	5/15/29	6,658	6,138
	Comision Federal de Electricidad	3.348%	2/9/31	3,890	3,109
[7]	Comision Federal de Electricidad	3.875%	7/26/33	7,250	5,742
	Comision Federal de Electricidad	3.875%	7/26/33	472	379
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	11,296
	Connecticut Light and Power Co.	2.050%	7/1/31	3,000	2,642
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	9,688
[4]	Consorcio Transmantaro SA	4.700%	4/16/34	1,500	1,389
[12]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	21,197
	Dominion Energy Inc.	3.375%	4/1/30	45,450	43,178
	Dominion Energy Inc.	2.250%	8/15/31	5,000	4,317
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	11,291	10,010
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,470	4,177
	DTE Electric Co.	2.250%	3/1/30	24,694	22,371
	DTE Electric Co.	2.625%	3/1/31	11,500	10,615
	DTE Electric Co.	3.000%	3/1/32	7,500	7,076
	DTE Energy Co.	3.400%	6/15/29	25,883	24,450
	DTE Energy Co.	2.950%	3/1/30	13,783	12,585
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,378	15,691
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	10,463
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	23,026
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,551
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	7,651
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	2,253	2,099
[9]	Duke Energy Corp.	3.100%	6/15/28	10,894	11,551
	Duke Energy Corp.	2.450%	6/1/30	17,000	14,997
	Duke Energy Corp.	2.550%	6/15/31	20,000	17,523
	Duke Energy Florida LLC	2.500%	12/1/29	25,380	23,373
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	29,870
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,916
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	10,158
	Duke Energy Progress LLC	3.700%	9/1/28	6,446	6,475
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	4,142
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,837
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	14,550
[10]	E.ON International Finance BV	6.750%	1/27/39	100	154
[9]	E.ON SE	0.000%	12/18/23	800	804
	Edison International	5.750%	6/15/27	9,000	9,334
	Edison International	4.125%	3/15/28	2,000	1,921
[7]	Electricite de France SA	4.500%	9/21/28	5,000	5,017
[9]	Engie SA	2.000%	9/28/37	3,600	3,087
	Entergy Corp.	1.900%	6/15/28	11,000	9,787
	Entergy Corp.	2.800%	6/15/30	16,000	14,160
	Entergy Corp.	2.400%	6/15/31	11,000	9,291
	Entergy Louisiana LLC	3.250%	4/1/28	8,150	7,847
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,190
	Entergy Texas Inc.	4.000%	3/30/29	3,129	3,126
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,193
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,612
	Evergy Inc.	2.900%	9/15/29	23,000	20,842
	Eversource Energy	1.650%	8/15/30	16,165	13,412
	Eversource Energy	2.550%	3/15/31	3,000	2,644
	Eversource Energy	3.375%	3/1/32	15,000	14,064
	Exelon Corp.	4.050%	4/15/30	45,000	44,864
[7]	Exelon Corp.	3.350%	3/15/32	28,000	26,282
	FirstEnergy Corp.	4.400%	7/15/27	3,705	3,631
	FirstEnergy Corp.	2.650%	3/1/30	21,911	19,259
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,700
	FirstEnergy Corp.	3.400%	3/1/50	1,210	905
	Florida Power & Light Co.	2.450%	2/3/32	22,500	20,605
	ITC Holdings Corp.	3.350%	11/15/27	18,745	18,163
[9]	National Grid plc	0.750%	9/1/33	10,300	8,452
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,680	11,504
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	13,055	13,085
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	31,246
	Nevada Power Co.	2.400%	5/1/30	11,640	10,489
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	31,000	27,845

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,191	7,899
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	23,056
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,000	30,804
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	13,850
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	15,630	16,735
[7]	NextEra Energy Operating Partners LP	4.500%	9/15/27	3,378	3,339
	NiSource Inc.	2.950%	9/1/29	5,136	4,717
	NRG Energy Inc.	6.625%	1/15/27	471	478
	NSTAR Electric Co.	3.950%	4/1/30	1,460	1,475
	NSTAR Electric Co.	1.950%	8/15/31	850	736
	NTPC Ltd.	4.250%	2/26/26	6,250	6,253
	Ohio Power Co.	1.625%	1/15/31	18,491	15,441
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	21,589
	Pacific Gas and Electric Co.	2.100%	8/1/27	14,960	12,819
	Pacific Gas and Electric Co.	3.300%	12/1/27	23,191	20,698
	Pacific Gas and Electric Co.	3.000%	6/15/28	70,397	61,827
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	53,684
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,357	17,070
	PacifiCorp	3.500%	6/15/29	19,585	19,185
	PacifiCorp	2.700%	9/15/30	13,815	12,661
	PECO Energy Co.	4.600%	5/15/52	1,500	1,566
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,205	2,251
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	3,824
[7,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	10,862
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	10,000	9,577
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	4,387
	Public Service Co. of Colorado	1.900%	1/15/31	300	262
	Public Service Co. of Colorado	1.875%	6/15/31	6,400	5,559
	Public Service Co. of Colorado	4.100%	6/1/32	5,500	5,671
	Public Service Electric and Gas Co.	3.200%	5/15/29	17,458	17,003
	Public Service Electric and Gas Co.	2.450%	1/15/30	10,900	10,060
	Public Service Electric and Gas Co.	1.900%	8/15/31	12,000	10,477
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	44,337
	Public Service Enterprise Group Inc.	2.450%	11/15/31	5,000	4,368
	Sempra Energy	3.700%	4/1/29	20,000	19,454
	Southern California Edison Co.	4.200%	3/1/29	9,000	8,974
	Southern California Edison Co.	2.250%	6/1/30	10,000	8,666
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,951
	Southern California Edison Co.	2.750%	2/1/32	7,000	6,175
	Southern California Gas Co.	2.550%	2/1/30	5,790	5,359
	Southern Co.	1.750%	3/15/28	961	847
	Southern Co.	3.700%	4/30/30	2,415	2,345
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	8,906
	Southwestern Electric Power Co.	4.100%	9/15/28	26,793	26,708
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	5,245	5,270
[10]	Thames Water Utilities Finance plc	5.125%	9/28/37	200	269
	Transelec SA	3.875%	1/12/29	1,500	1,388
	Union Electric Co.	3.500%	3/15/29	8,552	8,432
	Union Electric Co.	2.950%	3/15/30	18,000	16,959
	Virginia Electric and Power Co.	3.800%	4/1/28	6,850	6,888
	Virginia Electric and Power Co.	2.300%	11/15/31	3,000	2,664
	Virginia Electric and Power Co.	2.400%	3/30/32	3,000	2,688
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,409
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,774
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	995	981
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WEC Energy Group Inc.	1.375%	10/15/27	35,195	31,284
	WEC Energy Group Inc.	2.200%	12/15/28	10,000	9,021
	WEC Energy Group Inc.	1.800%	10/15/30	8,290	6,977
	Xcel Energy Inc.	4.000%	6/15/28	10,000	10,017
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,518
	Xcel Energy Inc.	2.350%	11/15/31	21,000	18,122
	Xcel Energy Inc.	4.600%	6/1/32	12,000	12,430
					1,729,627
Total Corporate Bonds (Cost $28,917,839)					26,194,640
Floating Rate Loan Interests (0.1%)
[8]	AAdvantage Loyalty IP Ltd. Term Loan, 3M USD LIBOR + 4.750%	7.460%	4/20/28	890	872
[8]	Axalta Coating Systems US Holdings Inc. Term Loan B-3, 3M USD LIBOR + 1.750%	4.000%	6/1/24	1,556	1,543
[8]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 5.250%	7.174%	2/1/27	2,995	2,511
[8]	CDK Global Inc. Term Loan B, TSFR3M + 4.500%	6.609%	7/6/29	1,035	1,004
[8]	Clark Equipment Co. Term Loan B, TSFR3M + 2.500%	4.654%	4/20/29	417	403
[8]	DaVita Inc. Term Loan B, 1M USD LIBOR +1.750%	4.273%	11/30/25	1,985	1,876
[8]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	7.372%	8/2/27	2,786	2,625
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	6.154%	7/21/28	2,848	2,699
[8]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	6.154%	7/21/28	198	187
[8]	Hilton Worldwide Finance LLC Term Loan B-2, 1M USD LIBOR + 1.750%	4.009%	6/22/26	1,045	1,027
[8]	McAfee Corp. Term Loan B, TSFR1M + 4.000%	6.407%	3/1/29	1,075	1,024
[8]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	5.622%	10/23/28	1,317	1,256
[8]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	4.250%	11/5/28	11,145	10,920
[8]	SkyMiles IP Ltd. Term Loan B, 3M USD LIBOR + 3.750%	6.460%	10/20/27	905	914
[8]	Southwestern Energy Co. Term Loan, TSFR3M + 2.500%	4.704%	6/22/27	826	815
[8]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	4.677%	3/22/29	676	660
[8]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	4.677%	3/22/29	969	945
[8]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	4.122%	5/30/25	1,434	1,413
Total Floating Rate Loan Interests (Cost $33,549)					32,694
Sovereign Bonds (3.2%)
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	574
[7]	CDP Financial Inc.	3.150%	7/24/24	8,000	8,004
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	3,226	3,183
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	6,862
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,136	1,134
[7]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	13,096	9,770
	Dominican Republic	5.950%	1/25/27	2,360	2,338
[7]	Dominican Republic	5.500%	2/22/29	46,390	43,105
	Dominican Republic	4.500%	1/30/30	6,950	6,004
[7]	Dominican Republic	6.000%	2/22/33	8,962	8,125
[7]	Emirate of Abu Dhabi	4.050%	7/7/32	15,165	15,790
	Export-Import Bank of India	3.875%	3/12/24	3,900	3,885

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Export-Import Bank of India	3.875%	2/1/28	9,675	9,354
	Export-Import Bank of India	3.875%	2/1/28	10,000	9,668
	Federative Republic of Brazil	4.750%	1/14/50	7,184	5,395
[7]	Fondo MIVIVIENDA SA	4.625%	4/12/27	8,829	8,478
[7]	Government of Bermuda	4.854%	2/6/24	3,517	3,556
	Government of Bermuda	4.854%	2/6/24	11,494	11,654
	Government of Bermuda	4.750%	2/15/29	12,860	13,200
[7,9]	Kingdom of Morocco	2.000%	9/30/30	28,190	22,163
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,799
[16]	Mexican Bonos	7.750%	5/29/31	700,000	32,427
[16]	Mexican Bonos	10.000%	11/20/36	783,860	42,641
[16]	Mexican Bonos	7.750%	11/13/42	775,000	34,255
	North American Development Bank	2.400%	10/26/22	343	343
[9]	North Macedonia	2.750%	1/18/25	1,795	1,694
[7,9]	North Macedonia	1.625%	3/10/28	2,706	2,180
	Panama Bonos del Tesoro	3.362%	6/30/31	37,549	32,377
[7]	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	9,560	9,894
	Republic of Chile	2.750%	1/31/27	19,321	18,447
	Republic of Chile	3.240%	2/6/28	58,942	56,887
	Republic of Chile	2.550%	7/27/33	11,265	9,572
	Republic of Colombia	4.000%	2/26/24	3,675	3,612
	Republic of Colombia	4.500%	1/28/26	54,771	52,545
	Republic of Colombia	3.875%	4/25/27	12,103	11,076
	Republic of Colombia	4.500%	3/15/29	473	428
	Republic of Colombia	4.125%	5/15/51	1,007	663
	Republic of Hungary	5.375%	2/21/23	17,268	17,418
	Republic of Hungary	5.750%	11/22/23	22,042	22,503
[9]	Republic of Hungary	1.125%	4/28/26	11,200	10,645
[7]	Republic of Hungary	5.250%	6/16/29	7,540	7,654
[7]	Republic of Hungary	2.125%	9/22/31	12,824	10,565
	Republic of Indonesia	3.550%	3/31/32	9,640	9,391
[9]	Republic of Korea	0.000%	10/15/26	9,000	8,620
	Republic of Panama	4.000%	9/22/24	3,960	3,972
	Republic of Panama	3.750%	3/16/25	12,222	12,160
	Republic of Panama	7.125%	1/29/26	7,954	8,688
	Republic of Panama	8.125%	4/28/34	9,236	11,416
[4]	Republic of Panama	4.500%	4/16/50	350	288
[4]	Republic of Panama	3.870%	7/23/60	15,221	11,083
	Republic of Paraguay	5.000%	4/15/26	2,904	2,991
	Republic of Peru	7.350%	7/21/25	7,093	7,723
	Republic of Peru	2.392%	1/23/26	4,562	4,326
	Republic of Philippines	3.229%	3/29/27	590	589
[9]	Republic of Philippines	1.750%	4/28/41	869	627
[9]	Republic of Serbia	3.125%	5/15/27	48,031	44,567
	Republic of Slovenia	5.500%	10/26/22	36,251	36,361
	Republic of South Africa	4.300%	10/12/28	20,000	18,337
	Republic of South Africa	4.850%	9/30/29	20,000	18,335
	Republic of South Africa	5.750%	9/30/49	6,600	5,013
[7]	Republic of Uzbekistan	3.900%	10/19/31	13,567	10,003
	Romania	4.375%	8/22/23	1,000	1,002
[7]	Romania	3.000%	2/27/27	6,746	6,175
[7]	Romania	5.250%	11/25/27	16,379	16,224
[7,9]	Romania	1.750%	7/13/30	19,120	14,600
[9]	Romania	1.750%	7/13/30	9,040	6,903
[7,9]	Romania	2.000%	4/14/33	11,954	8,507
[7]	Romania	6.000%	5/25/34	10,615	10,292
[7,9]	Romania	2.750%	4/14/41	5,410	3,492
[9]	Romania	2.750%	4/14/41	3,506	2,265
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	15,057	14,622
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	10,009
	State of Israel	4.500%	4/3/20	8,277	7,662
[9]	United Mexican States	3.625%	4/9/29	6,948	6,969
	United Mexican States	4.500%	4/22/29	61,429	61,452
	United Mexican States	2.659%	5/24/31	11,176	9,580
	United Mexican States	4.400%	2/12/52	26,000	20,708
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Uzbekneftegaz JSC		4.750%	11/16/28	18,889	13,417
Total Sovereign Bonds (Cost $1,107,000)						1,001,236
Taxable Municipal Bonds (0.1%)
[17]	New Jersey Economic Development Authority Appropriations Revenue		7.425%	2/15/29	10,675	12,167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue		5.125%	2/1/24	1,500	1,537
	New York State Dormitory Authority Lease Revenue		3.892%	12/1/24	2,000	2,031
	New York State Urban Development Corp. Income Tax Revenue		3.900%	3/15/33	400	393
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	4,335	4,311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue		5.859%	12/1/24	2,000	2,117
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue		5.594%	7/1/43	6,045	6,104
	Sonoma County CA Miscellaneous Revenue		6.000%	12/1/29	4,290	4,647
	Texas GO, Prere.		3.682%	8/1/22	2,000	2,000
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue		3.922%	12/31/49	8,550	7,467
Total Taxable Municipal Bonds (Cost $44,279)						42,774
					Shares
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[18]	Vanguard Market Liquidity Fund (Cost $463,684)		1.903%		4,638,492	463,664
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	317,328	23
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	318,214	24
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	316,703	33

Intermediate-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	316,703	35
Total Options Purchased (Cost $5,605)					115
Total Investments (101.7%) (Cost $35,042,425)					32,036,396
Other Assets and Liabilities—Net (-1.7%)					(524,989)
Net Assets (100%)					31,511,407
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $6,268,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $75,436,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $37,802,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $2,584,359,000, representing 8.2% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Australian dollars.
13	Guaranteed by multiple countries.
14	Non-income-producing security—security in default.
15	Security value determined using significant unobservable inputs.
16	Face amount denominated in Mexican pesos.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
Prere.—Prerefunded.
TSFR1M—CME Term SOFR 1 Month.
TSFR3M—CME Term SOFR 3 Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Intermediate-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2022	9,014	1,091,962	23,531
Ultra 10-Year U.S. Treasury Note	September 2022	8,493	1,114,706	23,369
				46,900

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(1,743)	(366,833)	(1,722)
5-Year U.S. Treasury Note	September 2022	(6,319)	(718,638)	(4,101)
AUD 3-Year Treasury Bond	September 2022	(1,075)	(82,048)	(1,352)
AUD 10-Year Treasury Bond	September 2022	(681)	(59,461)	(2,508)
Euro-Bobl	September 2022	(1,174)	(153,429)	(3,857)
Euro-Bund	September 2022	(730)	(117,615)	(5,981)
Euro-Buxl	September 2022	(94)	(17,850)	(1,531)
Euro-Schatz	September 2022	(31)	(3,489)	(38)
Long Gilt	September 2022	(294)	(42,312)	(381)
Long U.S. Treasury Bond	September 2022	(393)	(56,592)	(2,475)
Ultra Long U.S. Treasury Bond	September 2022	(1,257)	(198,999)	(2,098)
				(26,044)
				20,856

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/21/22	AUD	3,444	USD	2,394	15	—
JPMorgan Chase Bank, N.A.	9/21/22	AUD	3,028	USD	2,188	—	(70)
Morgan Stanley Capital Services Inc.	9/21/22	AUD	2,532	USD	1,706	64	—
Morgan Stanley Capital Services Inc.	9/21/22	AUD	2,207	USD	1,545	—	(1)
JPMorgan Chase Bank, N.A.	9/21/22	CAD	3	USD	2	—	—
Standard Chartered Bank	9/21/22	EUR	20,598	USD	21,718	—	(589)
JPMorgan Chase Bank, N.A.	9/21/22	EUR	5,677	USD	5,939	—	(115)
JPMorgan Chase Bank, N.A.	9/21/22	EUR	5,335	USD	5,458	14	—
Bank of New York	9/21/22	EUR	5,114	USD	5,352	—	(106)
Bank of America, N.A.	9/21/22	EUR	2,630	USD	2,751	—	(53)
Morgan Stanley Capital Services Inc.	9/21/22	EUR	1,688	USD	1,700	31	—
State Street Bank & Trust Co.	9/21/22	GBP	16,146	USD	19,355	331	—
Toronto-Dominion Bank	9/21/22	GBP	11,412	USD	13,718	196	—
Morgan Stanley Capital Services Inc.	9/21/22	GBP	3,655	USD	4,436	20	—
Deutsche Bank AG	9/21/22	GBP	1,489	USD	1,818	—	(3)
Standard Chartered Bank	9/21/22	GBP	1,459	USD	1,737	42	—
Royal Bank of Canada	9/21/22	GBP	1,316	USD	1,586	19	—
JPMorgan Chase Bank, N.A.	9/21/22	MXN	67,632	USD	3,384	—	(99)
Credit Agricole CIB	9/21/22	ZAR	23,961	USD	1,546	—	(113)

Intermediate-Term Investment-Grade Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/21/22	USD	110,197	AUD	154,822	1,932	—
State Street Bank & Trust Co.	9/21/22	USD	107,868	AUD	154,667	—	(289)
Bank of Montreal	9/21/22	USD	109,749	AUD	154,049	2,024	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	10,163	AUD	14,570	—	(26)
Morgan Stanley Capital Services Inc.	9/21/22	USD	2,656	AUD	3,888	—	(64)
Deutsche Bank AG	9/21/22	USD	1,784	AUD	2,573	—	(15)
Bank of America, N.A.	9/21/22	USD	1,204	AUD	1,754	—	(22)
Bank of New York	9/21/22	USD	1,018	AUD	1,464	—	(5)
Bank of America, N.A.	9/21/22	USD	191,558	EUR	178,000	8,962	—
Credit Agricole CIB	9/21/22	USD	175,934	EUR	163,104	8,618	—
Morgan Stanley Capital Services Inc.	9/21/22	USD	12,407	EUR	11,767	338	—
Standard Chartered Bank	9/21/22	USD	11,756	EUR	11,188	279	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	5,456	EUR	5,207	115	—
Barclays Bank plc	9/21/22	USD	5,120	EUR	5,001	—	(10)
Standard Chartered Bank	9/21/22	USD	3,395	EUR	3,344	—	(35)
Deutsche Bank AG	9/21/22	USD	3,411	EUR	3,337	—	(12)
Bank of America, N.A.	9/21/22	USD	3,183	EUR	3,146	—	(44)
Barclays Bank plc	9/21/22	USD	2,756	EUR	2,682	5	—
BNP Paribas	9/21/22	USD	2,579	EUR	2,542	—	(29)
Bank of New York	9/21/22	USD	2,295	EUR	2,254	—	(18)
Morgan Stanley Capital Services Inc.	9/21/22	USD	2,061	EUR	2,021	—	(13)
HSBC Bank plc	9/21/22	USD	1,549	EUR	1,454	57	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	912	EUR	892	—	(3)
HSBC Bank plc	9/21/22	USD	148	EUR	145	—	(2)
Standard Chartered Bank	9/21/22	USD	70,733	GBP	56,822	1,452	—
State Street Bank & Trust Co.	9/21/22	USD	70,448	GBP	56,595	1,443	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	4,679	GBP	3,855	—	(20)
Bank of America, N.A.	9/21/22	USD	2,583	GBP	2,152	—	(41)
Bank of New York	9/21/22	USD	1,996	GBP	1,674	—	(45)
Deutsche Bank AG	9/21/22	USD	1,358	GBP	1,139	—	(31)
Standard Chartered Bank	9/21/22	USD	1,124	GBP	946	—	(29)
State Street Bank & Trust Co.	9/21/22	USD	929	GBP	777	—	(19)
Morgan Stanley Capital Services Inc.	9/21/22	USD	63	JPY	8,326	—	—
Bank of America, N.A.	9/21/22	USD	87,804	MXN	1,755,552	2,519	—
Toronto-Dominion Bank	9/21/22	USD	31,270	MXN	658,083	—	(700)
JPMorgan Chase Bank, N.A.	9/21/22	USD	631	MXN	13,099	—	(5)
						28,476	(2,626)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Intermediate-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/22/27	USD	2,572,250	1.000	25,921	(3,784)

Credit Protection Purchased
CDX-NA-HY-S37-V2	12/22/26	USD	18,325	(5.000)	(541)	1,194
					25,380	(2,590)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	(55)	8	—	(63)
America Movil SAB de CV/Baa1	12/21/22	BARC	15,000	1.000	62	(11)	73	—
American Express Co./A2	12/23/25	GSI	1,630	1.000	34	37	—	(3)
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	22	16	6	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	7,605	1.000	36	10	26	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	405	275	130	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	196	129	67	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	(26)	(6)	—	(20)
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	44	41	3	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	29	33	—	(4)
Credit Suisse Group Funding Guernsey Ltd./WR	6/22/27	JPMC	4,900[2]	1.000	(204)	(58)	—	(146)
Credit Suisse Group Funding Guernsey Ltd./WR	6/22/27	JPMC	2,400[2]	1.000	(100)	(38)	—	(62)
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	33	26	7	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	37	32	5	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	3	21	—	(18)
Enbridge Inc./Baa1	12/23/25	GSI	1,630	1.000	15	19	—	(4)
Federation of Malaysia/A3	6/22/27	JPMC	7,020	1.000	79	111	—	(32)
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	(5)	6	—	(11)
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	(32)	(1)	—	(31)
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	32	34	—	(2)
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	34	26	8	—

Intermediate-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Lincoln National Corp./Baa1	12/23/25	GSI	1,630	1.000	4	14	—	(10)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	33	34	—	(1)
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	13	10	3	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	43	39	4	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	323	8	315	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	25	25	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	33	30	3	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	25	25	—	—
Republic of Chile/A1	6/22/27	CITNA	6,360	1.000	(73)	61	—	(134)
Republic of Chile/A1	6/22/27	JPMC	10,450	1.000	(120)	133	—	(253)
Republic of Chile/A1	6/22/27	MSCS	55,000	1.000	(491)	(1,023)	532	—
Republic of Indonesia/Baa2	6/22/27	BARC	17,100	1.000	(103)	138	—	(241)
Republic of Indonesia/Baa2	6/22/27	BARC	15,000	1.000	(91)	40	—	(131)
Republic of Indonesia/Baa2	6/22/27	GSI	20,000	1.000	(120)	27	—	(147)
Republic of Indonesia/Baa2	6/22/27	JPMC	22,500	1.000	(135)	156	—	(291)
Republic of Mexico/Baa2	6/22/27	BARC	45,000	1.000	(1,092)	(934)	—	(158)
Republic of Mexico/Baa2	6/22/27	GSI	50,000	1.000	(1,213)	(1,336)	123	—
Republic of Mexico/Baa2	6/22/27	GSI	10,150	1.000	(246)	(205)	—	(41)
Republic of Mexico/Baa2	6/22/27	MSCS	514	1.000	(338)	(507)	169	—
Republic of Philippines/Baa2	6/22/27	BARC	1,000	1.000	—	10	—	(10)
Republic of Philippines/Baa2	6/22/27	JPMC	20,000	1.000	(12)	98	—	(110)
Republic of Philippines/Baa2	6/22/27	JPMC	7,000	1.000	(5)	59	—	(64)
Republic of Philippines/Baa2	6/22/27	JPMC	5,000	1.000	(3)	50	—	(53)
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	7	16	—	(9)
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	39	36	3	—
Verizon Communications Inc./Baa1	12/21/22	GSI	15,585	1.000	47	21	26	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	5	25	—	(20)
Volkswagen International Finance NV/A3	6/22/27	GSI	11,000[2]	1.000	(456)	(79)	—	(377)
					(3,262)	(2,319)	1,503	(2,446)

Intermediate-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Credit Protection Purchased
BASF SE	6/22/27	BNPSW	6,800[2]	(1.000)	94	(40)	134	—
Deutsche Bank AG	12/21/22	JPMC	9,115	(1.000)	(11)	(3)	—	(8)
Standard Chartered plc	6/22/27	JPMC	6,800[2]	(1.000)	(57)	(31)	—	(26)
Standard Chartered plc	6/22/27	JPMC	3,400[2]	(1.000)	(28)	(8)	—	(20)
					(2)	(82)	134	(54)
					(3,264)	(2,401)	1,637	(2,500)
1	Periodic premium received/paid quarterly.
2	Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $18,907,000 and cash of $12,890,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $34,578,741)	31,572,732
Affiliated Issuers (Cost $463,684)	463,664
Total Investments in Securities	32,036,396
Investment in Vanguard	1,171
Foreign Currency, at Value (Cost $6,072)	6,118
Receivables for Investment Securities Sold	1,046,270
Receivables for Accrued Income	273,664
Receivables for Capital Shares Issued	18,574
Swap Premiums Paid	1,879
Variation Margin Receivable—Futures Contracts	1,570
Variation Margin Receivable—Centrally Cleared Swap Contracts	1,049
Unrealized Appreciation—Forward Currency Contracts	28,476
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,637
Other Assets	100
Total Assets	33,416,904
Liabilities
Due to Custodian	11,350
Payables for Investment Securities Purchased	1,848,010
Payables for Capital Shares Redeemed	24,451
Payables for Distributions	10,854
Payables to Vanguard	1,426
Swap Premiums Received	4,280
Unrealized Depreciation—Forward Currency Contracts	2,626
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,500
Total Liabilities	1,905,497
Net Assets	31,511,407
At July 31, 2022, net assets consisted of:

Paid-in Capital	35,329,603
Total Distributable Earnings (Loss)	(3,818,196)
Net Assets	31,511,407

Investor Shares—Net Assets
Applicable to 179,889,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,592,597
Net Asset Value Per Share—Investor Shares	$8.85

Admiral Shares—Net Assets
Applicable to 3,379,433,835 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,918,810
Net Asset Value Per Share—Admiral Shares	$8.85

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest[1]	453,950
Total Income	453,950
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,183
Management and Administrative— Investor Shares	1,549
Management and Administrative— Admiral Shares	13,170
Marketing and Distribution— Investor Shares	62
Marketing and Distribution— Admiral Shares	706
Custodian Fees	95
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—Admiral Shares	154
Trustees’ Fees and Expenses	8
Other Expenses	7
Total Expenses	16,956
Expenses Paid Indirectly	(2)
Net Expenses	16,954
Net Investment Income	436,996
Realized Net Gain (Loss)
Investment Securities Sold[1]	(722,077)
Futures Contracts	(146,029)
Options Purchased	(537)
Options Written	958
Swap Contracts	(18,233)
Forward Currency Contracts	50,974
Foreign Currencies	(11,651)
Realized Net Gain (Loss)	(846,595)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,177,295)
Futures Contracts	29,588
Options Purchased	(842)
Options Written	(21)
Swap Contracts	(2,003)
Forward Currency Contracts	7,188
Foreign Currencies	32
Change in Unrealized Appreciation (Depreciation)	(2,143,353)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,552,952)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,106,000, ($295,000), and ($24,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	436,996	832,700
Realized Net Gain (Loss)	(846,595)	481,908
Change in Unrealized Appreciation (Depreciation)	(2,143,353)	(2,522,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,552,952)	(1,207,781)
Distributions
Investor Shares	(23,256)	(80,528)
Admiral Shares	(443,300)	(1,370,724)
Total Distributions	(466,556)	(1,451,252)
Capital Share Transactions
Investor Shares	(144,637)	(260,501)
Admiral Shares	(1,232,406)	1,429,707
Net Increase (Decrease) from Capital Share Transactions	(1,377,043)	1,169,206
Total Increase (Decrease)	(4,396,551)	(1,489,827)
Net Assets
Beginning of Period	35,907,958	37,397,785
End of Period	31,511,407	35,907,958

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.67	$10.39	$10.23	$9.52	$9.61	$9.66
Investment Operations
Net Investment Income[1]	.116	.218	.252	.300	.300	.277
Net Realized and Unrealized Gain (Loss) on Investments	(.811)	(.550)	.500	.711	(.087)	(.034)
Total from Investment Operations	(.695)	(.332)	.752	1.011	.213	.243
Distributions
Dividends from Net Investment Income	(.125)	(.224)	(.257)	(.301)	(.303)	(.274)
Distributions from Realized Capital Gains	—	(.164)	(.335)	—	—	(.016)
Total Distributions	(.125)	(.388)	(.592)	(.301)	(.303)	(.290)
Net Asset Value, End of Period	$8.85	$9.67	$10.39	$10.23	$9.52	$9.61
Total Return[2]	-7.20%	-3.27%	7.49%	10.76%	2.31%	2.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,593	$1,895	$2,305	$2,459	$2,115	$2,472
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.16%	2.41%	3.03%	3.20%	2.84%
Portfolio Turnover Rate	32%[4]	82%[4]	113%[4,5]	114%[4]	73%[4]	63%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 1%, 1%, 12%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.67	$10.39	$10.23	$9.52	$9.61	$9.66
Investment Operations
Net Investment Income[1]	.121	.228	.261	.309	.310	.288
Net Realized and Unrealized Gain (Loss) on Investments	(.812)	(.550)	.501	.712	(.087)	(.039)
Total from Investment Operations	(.691)	(.322)	.762	1.021	.223	.249
Distributions
Dividends from Net Investment Income	(.129)	(.234)	(.267)	(.311)	(.313)	(.283)
Distributions from Realized Capital Gains	—	(.164)	(.335)	—	—	(.016)
Total Distributions	(.129)	(.398)	(.602)	(.311)	(.313)	(.299)
Net Asset Value, End of Period	$8.85	$9.67	$10.39	$10.23	$9.52	$9.61
Total Return[2]	-7.15%	-3.17%	7.59%	10.87%	2.41%	2.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,919	$34,013	$35,093	$31,146	$27,011	$27,000
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.25%	2.50%	3.13%	3.30%	2.94%
Portfolio Turnover Rate	32%[4]	82%[4]	113%[4,5]	114%[4]	73%[4]	63%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 1%, 1%, 12%, 1%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2022, counterparties had deposited in segregated accounts securities with a value of $2,271,000 and cash of $4,902,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the

Intermediate-Term Investment-Grade Fund
proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2022, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.

Intermediate-Term Investment-Grade Fund
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 8% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2022, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer

Intermediate-Term Investment-Grade Fund
with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2022, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 9% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at July 31, 2022.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Intermediate-Term Investment-Grade Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,171,000, representing less than 0.01% of the fund’s net assets and 0.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).

Intermediate-Term Investment-Grade Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,437,668	—	3,437,668
Asset-Backed/Commercial Mortgage-Backed Securities	—	863,605	—	863,605
Corporate Bonds	—	26,194,637	3	26,194,640
Floating Rate Loan Interests	—	32,694	—	32,694
Sovereign Bonds	—	1,001,236	—	1,001,236
Taxable Municipal Bonds	—	42,774	—	42,774
Temporary Cash Investments	463,664	—	—	463,664
Options Purchased	—	115	—	115
Total	463,664	31,572,729	3	32,036,396
Derivative Financial Instruments
Assets
Futures Contracts[1]	46,900	—	—	46,900
Forward Currency Contracts	—	28,476	—	28,476
Swap Contracts	1,194[1]	1,637	—	2,831
Total	48,094	30,113	—	78,207
Liabilities
Futures Contracts[1]	26,044	—	—	26,044
Forward Currency Contracts	—	2,626	—	2,626
Swap Contracts	3,784[1]	2,500	—	6,284
Total	29,828	5,126	—	34,954
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	115	—	—	115
Swap Premiums Paid	—	—	1,879	1,879
Unrealized Appreciation—Futures Contracts[1]	46,900	—	—	46,900
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	1,194	1,194
Unrealized Appreciation—Forward Currency Contracts	—	28,476	—	28,476
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	1,637	1,637
Total Assets	47,015	28,476	4,710	80,201

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Received	—	—	4,280	4,280
Unrealized Depreciation—Futures Contracts[1]	26,044	—	—	26,044
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	3,784	3,784
Unrealized Depreciation—Forward Currency Contracts	—	2,626	—	2,626
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	2,500	2,500
Total Liabilities	26,044	2,626	10,564	39,234
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(146,029)	—	—	(146,029)
Options Purchased	—	—	(537)	(537)
Options Written	—	—	958	958
Swap Contracts	(9,859)	—	(8,374)	(18,233)
Forward Currency Contracts	—	50,974	—	50,974
Realized Net Gain (Loss) on Derivatives	(155,888)	50,974	(7,953)	(112,867)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	29,588	—	—	29,588
Options Purchased	(735)	—	(107)	(842)
Options Written	—	—	(21)	(21)
Swap Contracts	2,702	—	(4,705)	(2,003)
Forward Currency Contracts	—	7,188	—	7,188
Change in Unrealized Appreciation (Depreciation) on Derivatives	31,555	7,188	(4,833)	33,910
F.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,013,686
Gross Unrealized Appreciation	199,883
Gross Unrealized Depreciation	(3,136,321)
Net Unrealized Appreciation (Depreciation)	(2,936,438)
G.	During the six months ended July 31, 2022, the fund purchased $7,160,499,000 of investment securities and sold $7,936,642,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,333,409,000 and $3,355,552,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $58,182,000 and sales were $2,436,391,000, resulting in net realized loss of $136,547,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Intermediate-Term Investment-Grade Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	90,700	10,113	373,603	36,840
Issued in Lieu of Cash Distributions	20,658	2,312	71,993	7,179
Redeemed	(255,995)	(28,542)	(706,097)	(69,748)
Net Increase (Decrease)—Investor Shares	(144,637)	(16,117)	(260,501)	(25,729)
Admiral Shares
Issued	3,007,205	335,327	7,799,964	770,507
Issued in Lieu of Cash Distributions	379,371	42,469	1,182,976	118,004
Redeemed	(4,618,982)	(515,852)	(7,553,233)	(747,411)
Net Increase (Decrease)—Admiral Shares	(1,232,406)	(138,056)	1,429,707	141,100
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.

Long-Term Investment-Grade Fund
Fund Allocation
As of July 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds - Communications	5.7
Corporate Bonds - Consumer Discretionary	6.3
Corporate Bonds - Consumer Staples	3.5
Corporate Bonds - Energy	5.6
Corporate Bonds - Financials	18.6
Corporate Bonds - Health Care	10.6
Corporate Bonds - Industrials	4.6
Corporate Bonds - Materials	0.8
Corporate Bonds - Real Estate	0.5
Corporate Bonds - Technology	10.5
Corporate Bonds - Utilities	15.6
Floating Rate Loan Interests	0.0
Sovereign Bonds	1.4
Taxable Municipal Bonds	9.6
U.S. Government and Agency Obligations	6.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Long-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.2%)
U.S. Government Securities (5.6%)
	United States Treasury Note/Bond	2.625%	4/15/25	8,000	7,949
	United States Treasury Note/Bond	2.875%	6/15/25	3,000	3,003
	United States Treasury Note/Bond	0.750%	5/31/26	2,000	1,853
	United States Treasury Note/Bond	1.250%	11/30/26	10,100	9,491
	United States Treasury Note/Bond	1.875%	2/28/27	2,200	2,121
[1]	United States Treasury Note/Bond	0.625%	5/15/30	152,000	130,245
	United States Treasury Note/Bond	1.625%	5/15/31	15,000	13,805
	United States Treasury Note/Bond	1.250%	8/15/31	7,000	6,215
	United States Treasury Note/Bond	1.375%	11/15/31	59,000	52,786
	United States Treasury Note/Bond	1.875%	2/15/32	5,000	4,667
	United States Treasury Note/Bond	4.375%	2/15/38	60,329	72,706
[1,2]	United States Treasury Note/Bond	1.125%	5/15/40	89,000	63,496
	United States Treasury Note/Bond	1.125%	8/15/40	79,390	56,292
	United States Treasury Note/Bond	1.375%	11/15/40	50,000	36,883
	United States Treasury Note/Bond	2.250%	5/15/41	3,700	3,163
	United States Treasury Note/Bond	1.750%	8/15/41	17,750	13,853
	United States Treasury Note/Bond	3.750%	8/15/41	56,094	60,634
	United States Treasury Note/Bond	2.000%	11/15/41	56,000	45,684
	United States Treasury Note/Bond	2.375%	2/15/42	65,810	57,255
	United States Treasury Note/Bond	3.125%	2/15/42	38,500	37,838
	United States Treasury Note/Bond	3.250%	5/15/42	25,295	25,319
	United States Treasury Note/Bond	2.875%	5/15/43	2,000	1,866
	United States Treasury Note/Bond	3.000%	11/15/44	7,800	7,383
	United States Treasury Note/Bond	3.000%	5/15/47	4,800	4,570
	United States Treasury Note/Bond	2.750%	8/15/47	32,000	29,150
	United States Treasury Note/Bond	3.000%	2/15/48	77,000	73,980
[2]	United States Treasury Note/Bond	2.000%	8/15/51	31,800	25,177
[1,2]	United States Treasury Note/Bond	1.875%	11/15/51	55,500	42,657
	United States Treasury Note/Bond	2.250%	2/15/52	25,000	21,055
	United States Treasury Note/Bond	2.875%	5/15/52	29,500	28,532
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	6,537
					946,165
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	39,652
	Tennessee Valley Authority	4.250%	9/15/65	10,000	10,687
					50,339
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	2.120%	10/1/36	23,000	19,971
[3,4]	Fannie Mae Pool	2.320%	4/1/36	37,423	32,636
					52,607
Total U.S. Government and Agency Obligations (Cost $1,137,891)					1,049,111
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	21,675	18,343
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	25,193
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,305)					43,536
Corporate Bonds (79.2%)
Communications (5.5%)
	Activision Blizzard Inc.	2.500%	9/15/50	9,390	6,820
	Alphabet Inc.	1.900%	8/15/40	33,925	25,456
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	2.250%	8/15/60	17,455	12,152
	America Movil SAB CV	4.700%	7/21/32	7,015	7,258
	America Movil SAB de CV	5.375%	4/4/32	9,100	8,639
	America Movil SAB de CV	4.375%	4/22/49	39,405	37,787
	AT&T Inc.	3.500%	6/1/41	8,800	7,383
	AT&T Inc.	3.650%	6/1/51	13,690	11,138
	AT&T Inc.	3.800%	12/1/57	3,697	2,996
[5]	Cable One Inc.	4.000%	11/15/30	265	239
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	170	164
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	440	400
[6]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	420	399
[5]	Cogent Communications Group Inc.	7.000%	6/15/27	185	187
	Comcast Corp.	5.650%	6/15/35	17,896	20,351
	Comcast Corp.	6.500%	11/15/35	4,320	5,282
	Comcast Corp.	3.200%	7/15/36	16,810	14,988
	Comcast Corp.	3.900%	3/1/38	39,335	37,144
	Comcast Corp.	4.600%	10/15/38	19,518	19,763
	Comcast Corp.	3.250%	11/1/39	3,000	2,583
	Comcast Corp.	3.750%	4/1/40	17,100	15,647
	Comcast Corp.	4.500%	1/15/43	1,184	1,127
	Comcast Corp.	4.750%	3/1/44	5,045	5,079
	Comcast Corp.	3.400%	7/15/46	14,755	12,262
	Comcast Corp.	4.000%	8/15/47	18,875	17,180
	Comcast Corp.	3.969%	11/1/47	85,688	77,505
	Comcast Corp.	4.000%	3/1/48	12,025	10,932
	Comcast Corp.	4.700%	10/15/48	8,835	8,943
	Comcast Corp.	3.999%	11/1/49	30,176	27,354
	Comcast Corp.	3.450%	2/1/50	8,500	7,076
	Comcast Corp.	2.800%	1/15/51	7,000	5,190
	Comcast Corp.	2.887%	11/1/51	36,933	27,682
	Comcast Corp.	2.450%	8/15/52	2,000	1,388
	Comcast Corp.	4.049%	11/1/52	3,837	3,497
	Comcast Corp.	2.937%	11/1/56	114,849	83,652
	Comcast Corp.	4.950%	10/15/58	1,266	1,318
	Comcast Corp.	2.650%	8/15/62	6,000	4,064
	Comcast Corp.	2.987%	11/1/63	118,190	85,133
[5]	CSC Holdings LLC	5.375%	2/1/28	245	233
[5]	CSC Holdings LLC	4.625%	12/1/30	266	202
[5]	CSC Holdings LLC	3.375%	2/15/31	105	84
[5]	Deutsche Telekom AG	3.625%	1/21/50	3,180	2,626
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	295	276
	Discovery Communications LLC	4.650%	5/15/50	9,000	7,426
[5]	DISH DBS Corp.	5.250%	12/1/26	140	120
[5]	DISH DBS Corp.	5.750%	12/1/28	90	73
	DISH DBS Corp.	5.125%	6/1/29	168	110
	Fox Corp.	5.476%	1/25/39	1,000	1,020
	Fox Corp.	5.576%	1/25/49	966	984
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	45	44
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	120	113
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	315	266
[5]	Frontier Communications Holdings LLC	8.750%	5/15/30	85	90
[5]	Level 3 Financing Inc.	4.625%	9/15/27	213	195
[5]	Level 3 Financing Inc.	3.625%	1/15/29	115	96

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Magallanes Inc.	4.279%	3/15/32	30,000	27,990
[5]	Magallanes Inc.	5.050%	3/15/42	1,250	1,110
[5]	Magallanes Inc.	5.141%	3/15/52	19,580	17,108
[5]	Magallanes Inc.	5.391%	3/15/62	10,460	9,173
	NBCUniversal Media LLC	4.450%	1/15/43	13,827	13,473
[5]	Netflix Inc.	3.625%	6/15/25	290	285
	Netflix Inc.	4.875%	4/15/28	1,150	1,141
	Netflix Inc.	5.875%	11/15/28	115	119
	Netflix Inc.	6.375%	5/15/29	850	908
[5]	News Corp.	3.875%	5/15/29	340	314
[5]	News Corp.	5.125%	2/15/32	105	101
[5]	Nexstar Media Inc.	5.625%	7/15/27	192	192
[5]	Nexstar Media Inc.	4.750%	11/1/28	130	121
	Paramount Global Inc.	4.375%	3/15/43	11,065	8,888
	Paramount Global Inc.	4.950%	5/19/50	3,000	2,582
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	155	131
[5]	Scripps Escrow Inc.	5.875%	7/15/27	155	148
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	45	42
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	99	99
[5]	Sirius XM Radio Inc.	4.000%	7/15/28	35	33
	Sprint Corp.	7.125%	6/15/24	345	361
	Sprint Corp.	7.625%	3/1/26	400	439
	Telefonica Emisiones SA	4.665%	3/6/38	950	868
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,814
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	2,148
	Time Warner Cable LLC	6.550%	5/1/37	11,975	12,549
	T-Mobile USA Inc.	2.625%	2/15/29	1,542	1,380
	T-Mobile USA Inc.	3.375%	4/15/29	590	551
	T-Mobile USA Inc.	3.000%	2/15/41	3,430	2,667
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	4,662
	TWDC Enterprises 18 Corp.	7.550%	7/15/93	2,512	2,662
[5]	Univision Communications Inc.	7.375%	6/30/30	55	56
[6]	Verizon Communications Inc.	1.875%	11/3/38	900	828
[5]	Videotron Ltd.	3.625%	6/15/29	215	188
[7]	Vodafone Group plc	2.500%	5/24/39	700	655
	Vodafone Group plc	4.125%	6/4/81	1,175	951
[5]	VZ Secured Financing BV	5.000%	1/15/32	170	152
	Walt Disney Co.	6.200%	12/15/34	3,326	3,958
	Walt Disney Co.	6.400%	12/15/35	17,218	20,901
	Walt Disney Co.	6.650%	11/15/37	2,710	3,411
	Walt Disney Co.	4.625%	3/23/40	11,720	12,019
	Walt Disney Co.	3.500%	5/13/40	58,715	52,631
	Walt Disney Co.	4.750%	9/15/44	8,474	8,696
	Walt Disney Co.	2.750%	9/1/49	58,270	44,074
	Walt Disney Co.	3.600%	1/13/51	41,516	36,513
[5]	WMG Acquisition Corp.	3.750%	12/1/29	695	637
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	705	617
					930,462
Consumer Discretionary (6.1%)
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	482	454
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	203	189
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	27,226
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	12,211
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	10,738
	Amazon.com Inc.	3.600%	4/13/32	7,045	7,128
	Amazon.com Inc.	3.875%	8/22/37	42,000	42,334
	Amazon.com Inc.	2.875%	5/12/41	15,845	13,372
	Amazon.com Inc.	4.950%	12/5/44	6,000	6,647
	Amazon.com Inc.	4.050%	8/22/47	100,075	98,977
	Amazon.com Inc.	2.500%	6/3/50	28,720	21,477
	Amazon.com Inc.	3.100%	5/12/51	22,740	19,095
	Amazon.com Inc.	3.950%	4/13/52	5,625	5,475
	Amazon.com Inc.	4.250%	8/22/57	50,347	50,637
	Amazon.com Inc.	2.700%	6/3/60	22,830	16,503
	Amazon.com Inc.	3.250%	5/12/61	16,975	13,926
	Amazon.com Inc.	4.100%	4/13/62	54,535	52,744
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	250	233
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	115	98
[3]	American University	3.672%	4/1/49	2,563	2,210
	Asbury Automotive Group Inc.	4.500%	3/1/28	1,130	1,047
[5]	Asbury Automotive Group Inc.	5.000%	2/15/32	45	39
	Bath & Body Works Inc.	7.500%	6/15/29	175	174
	Boyd Gaming Corp.	4.750%	12/1/27	315	303
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	168	168
	California Institute of Technology	3.650%	9/1/19	4,242	3,296
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	310	288
[5]	Carnival Corp.	5.750%	3/1/27	460	365
[5]	Carnival Corp.	4.000%	8/1/28	240	209
	Case Western Reserve University	5.405%	6/1/22	1,893	1,968
[5]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	595	599
[5]	Churchill Downs Inc.	5.500%	4/1/27	465	463
[5]	Churchill Downs Inc.	4.750%	1/15/28	288	273
[5]	Clarios Global LP	6.750%	5/15/25	31	31
[5]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	320	323
	Dana Inc.	4.500%	2/15/32	230	192
[3]	Duke University	2.682%	10/1/44	3,100	2,484
[3]	Duke University	2.832%	10/1/55	9,635	7,437
	Ford Foundation	2.815%	6/1/70	11,950	8,527
	Ford Motor Credit Co. LLC	2.700%	8/10/26	220	200
	Ford Motor Credit Co. LLC	3.815%	11/2/27	195	179
	Ford Motor Credit Co. LLC	2.900%	2/10/29	745	627
	Ford Motor Credit Co. LLC	4.000%	11/13/30	140	124
	Ford Motor Credit Co. LLC	3.625%	6/17/31	315	268
	General Motors Co.	5.150%	4/1/38	1,000	904
	General Motors Co.	5.200%	4/1/45	1,500	1,305
	General Motors Co.	5.400%	4/1/48	1,000	902
	George Washington University	4.300%	9/15/44	2,890	2,688
	Georgetown University	4.315%	4/1/49	14,755	13,787
	Georgetown University	2.943%	4/1/50	18,790	14,037
	Georgetown University	5.215%	10/1/18	940	922
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	110	100
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	105	106
[5]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	250	227
	Home Depot Inc.	5.875%	12/16/36	24,525	29,639
	Home Depot Inc.	3.300%	4/15/40	1,000	888
	Home Depot Inc.	5.400%	9/15/40	947	1,062
	Home Depot Inc.	5.950%	4/1/41	18,480	21,994
	Home Depot Inc.	4.875%	2/15/44	60,115	63,837
	Home Depot Inc.	4.400%	3/15/45	12,900	12,979
	Home Depot Inc.	4.250%	4/1/46	21,515	21,165
	Home Depot Inc.	3.900%	6/15/47	28,950	27,113
	Home Depot Inc.	4.500%	12/6/48	17,825	18,266
	Home Depot Inc.	3.125%	12/15/49	7,950	6,538
	Home Depot Inc.	3.350%	4/15/50	2,000	1,710
	Home Depot Inc.	2.375%	3/15/51	2,500	1,781
	Home Depot Inc.	2.750%	9/15/51	26,130	20,190
	Home Depot Inc.	3.625%	4/15/52	18,235	16,385
	Home Depot Inc.	3.500%	9/15/56	947	819
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	4,497
[5]	International Game Technology plc	4.125%	4/15/26	45	43
[5]	International Game Technology plc	6.250%	1/15/27	20	20
	KB Home	7.250%	7/15/30	185	186
[5]	Lithia Motors Inc.	4.625%	12/15/27	600	574
[5]	Lithia Motors Inc.	3.875%	6/1/29	558	500
[5]	Lithia Motors Inc.	4.375%	1/15/31	500	455
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	29
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	344
[5]	Live Nation Entertainment Inc.	4.750%	10/15/27	180	173
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	10	9

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.450%	4/1/62	23,410	21,158
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	24,704
[5]	Mattel Inc.	3.375%	4/1/26	110	104
[5]	Mattel Inc.	5.875%	12/15/27	120	123
[5]	Meritage Homes Corp.	3.875%	4/15/29	1,000	895
[5]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	85	72
[5]	NCL Corp Ltd.	5.875%	2/15/27	135	124
[5]	NCL Corp Ltd.	7.750%	2/15/29	75	60
	NIKE Inc.	3.625%	5/1/43	30,604	28,438
	NIKE Inc.	3.375%	11/1/46	19,840	17,670
[3]	Northeastern University	2.894%	10/1/50	16,227	12,540
[5]	Penn National Gaming Inc.	5.625%	1/15/27	45	42
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	2,955
[5]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	4,754
	President and Fellows of Harvard College	4.875%	10/15/40	750	813
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	15,211
	President and Fellows of Harvard College	3.745%	11/15/52	27,590	26,448
	Rockefeller Foundation	2.492%	10/1/50	34,515	25,537
[5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	20
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	21	22
[5]	Studio City Co. Ltd.	7.000%	2/15/27	105	88
	Thomas Jefferson University	3.847%	11/1/57	24,350	20,707
	Trustees of Princeton University	4.201%	3/1/52	18,865	19,486
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	15,652
[3]	University of Chicago	2.761%	4/1/45	11,735	9,713
[3]	University of Chicago	2.547%	4/1/50	8,120	6,158
	University of Chicago	3.000%	10/1/52	5,695	4,592
	University of Miami	4.063%	4/1/52	12,840	11,789
[5]	Vail Resorts Inc.	6.250%	5/15/25	595	608
	Washington University	4.349%	4/15/22	1,830	1,618
[5]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	31,046
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	480	444
[5]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.750%	4/15/25	185	185
	Yale University	2.402%	4/15/50	19,845	14,745
					1,035,953
Consumer Staples (3.3%)
	Altria Group Inc.	5.800%	2/14/39	2,250	2,122
	Altria Group Inc.	3.400%	2/4/41	3,750	2,588
	Altria Group Inc.	4.450%	5/6/50	1,130	844
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	454
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	2,000	2,055
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,000	1,926
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	900	1,017
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,000	2,916
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	16,751
	Archer-Daniels-Midland Co.	2.900%	3/1/32	18,835	17,818
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	19,770
	Archer-Daniels-Midland Co.	2.700%	9/15/51	21,850	17,176
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,137
	BAT Capital Corp.	4.540%	8/15/47	1,535	1,147
[5]	Cargill Inc.	4.760%	11/23/45	20,000	20,517
[5]	Cargill Inc.	3.125%	5/25/51	13,715	11,104
[5]	Cargill Inc.	4.375%	4/22/52	6,210	6,254
[7]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	1,600	1,550
	Coca-Cola Co.	2.875%	5/5/41	15,925	13,787
	Coca-Cola Co.	2.600%	6/1/50	30,500	23,828
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	3.000%	3/5/51	47,160	40,006
	Coca-Cola Co.	2.500%	3/15/51	25,665	19,440
	Constellation Brands Inc.	5.250%	11/15/48	2,500	2,566
	Hershey Co.	3.125%	11/15/49	25,500	21,179
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	938
	Keurig Dr Pepper Inc.	4.500%	4/15/52	3,000	2,805
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	12,142
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	2,010
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	380	370
[5]	Lamb Weston Holdings Inc.	4.125%	1/31/30	10	9
[5]	Nestle Holdings Inc.	3.900%	9/24/38	39,785	38,572
[5]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	22,672
[6]	Pepsico Inc.	3.550%	7/22/34	500	629
	Pepsico Inc.	4.200%	7/18/52	6,860	7,117
	PepsiCo Inc.	2.625%	10/21/41	14,485	12,117
	PepsiCo Inc.	4.450%	4/14/46	4,784	5,106
	PepsiCo Inc.	4.000%	5/2/47	3,250	3,228
	PepsiCo Inc.	3.375%	7/29/49	2,944	2,619
	PepsiCo Inc.	2.750%	10/21/51	26,470	21,515
[5]	Performance Food Group Inc.	6.875%	5/1/25	80	81
[5]	Performance Food Group Inc.	5.500%	10/15/27	245	242
[5]	Performance Food Group Inc.	4.250%	8/1/29	40	36
	Philip Morris International Inc.	6.375%	5/16/38	5,802	6,237
	Philip Morris International Inc.	4.375%	11/15/41	4,890	4,186
	Philip Morris International Inc.	3.875%	8/21/42	1,750	1,378
	Philip Morris International Inc.	4.125%	3/4/43	17,345	14,083
	Philip Morris International Inc.	4.875%	11/15/43	9,345	8,357
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,662
[5]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	25,342
	Target Corp.	2.950%	1/15/52	32,895	26,404
	Unilever Capital Corp.	2.625%	8/12/51	11,112	8,515
	Walmart Inc.	3.950%	6/28/38	36,957	37,342
	Walmart Inc.	5.625%	4/1/40	1,840	2,204
	Walmart Inc.	5.625%	4/15/41	3,695	4,431
	Walmart Inc.	2.500%	9/22/41	18,885	15,482
	Walmart Inc.	4.000%	4/11/43	1,326	1,311
	Walmart Inc.	3.625%	12/15/47	13,145	12,450
	Walmart Inc.	2.950%	9/24/49	3,758	3,184
	Walmart Inc.	2.650%	9/22/51	14,690	11,680
					564,408
Energy (5.4%)
[5]	Antero Resources Corp.	5.375%	3/1/30	325	319
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,500	2,198
[5]	Bonanza Creek Energy Inc.	5.000%	10/15/26	115	108
	BP Capital Markets America Inc.	3.060%	6/17/41	25,555	21,150
	BP Capital Markets America Inc.	3.000%	2/24/50	2,000	1,541
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	27,533
	BP Capital Markets America Inc.	2.939%	6/4/51	44,570	33,631
	BP Capital Markets America Inc.	3.001%	3/17/52	26,280	20,323
	BP Capital Markets America Inc.	3.379%	2/8/61	52,075	41,474
[7]	BP Capital Markets BV	0.933%	12/4/40	600	422
[5]	Cameron LNG LLC	3.701%	1/15/39	1,300	1,136
	Cenovus Energy Inc.	5.400%	6/15/47	1,800	1,805
	Cheniere Energy Inc.	4.625%	10/15/28	145	141
	Cheniere Energy Partners LP	4.000%	3/1/31	170	157
	Cheniere Energy Partners LP	3.250%	1/31/32	115	100
	Chevron Corp.	3.078%	5/11/50	19,305	16,104
	Chevron USA Inc.	2.343%	8/12/50	3,620	2,645
[5]	Colgate Energy Partners III LLC	7.750%	2/15/26	120	118
[5]	Colgate Energy Partners III LLC	5.875%	7/1/29	285	261
	ConocoPhillips	5.900%	10/15/32	1,326	1,510
[5]	ConocoPhillips Co.	3.758%	3/15/42	14,700	13,453
	ConocoPhillips Co.	4.300%	11/15/44	9,878	9,536
	ConocoPhillips Co.	3.800%	3/15/52	34,665	31,296
[5]	ConocoPhillips Co.	4.025%	3/15/62	40,525	36,300
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	85

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	75	70
	DCP Midstream Operating LP	5.625%	7/15/27	56	58
	DCP Midstream Operating LP	5.125%	5/15/29	180	178
	Diamondback Energy Inc.	4.250%	3/15/52	1,955	1,690
[5]	DT Midstream Inc.	4.125%	6/15/29	235	217
[5]	DT Midstream Inc.	4.375%	6/15/31	175	158
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	151
	Energy Transfer Operating LP	5.000%	5/15/50	3,000	2,651
[5]	EnLink Midstream LLC	5.625%	1/15/28	50	49
	EnLink Midstream LLC	5.375%	6/1/29	125	119
	Enterprise Products Operating LLC	4.900%	5/15/46	1,500	1,453
	Enterprise Products Operating LLC	4.200%	1/31/50	1,500	1,333
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,599
	EOG Resources Inc.	4.950%	4/15/50	16,580	17,766
[5]	EQM Midstream Partners LP	7.500%	6/1/27	85	87
[5]	EQM Midstream Partners LP	6.500%	7/1/27	145	145
	EQM Midstream Partners LP	5.500%	7/15/28	170	161
[5]	EQM Midstream Partners LP	7.500%	6/1/30	85	88
	Equinor ASA	3.625%	4/6/40	19,225	17,630
	Equinor ASA	4.250%	11/23/41	1,944	1,912
	Equinor ASA	3.950%	5/15/43	35,350	33,233
	Equinor ASA	3.250%	11/18/49	18,640	15,627
	Equinor ASA	3.700%	4/6/50	19,800	18,056
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	4,441
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	4,973
	Exxon Mobil Corp.	3.567%	3/6/45	10,700	9,496
	Exxon Mobil Corp.	4.114%	3/1/46	35,010	33,640
	Exxon Mobil Corp.	3.095%	8/16/49	19,590	16,024
	Exxon Mobil Corp.	4.327%	3/19/50	68,181	67,957
	Exxon Mobil Corp.	3.452%	4/15/51	34,295	29,820
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	29,341	24,793
[5]	Hess Midstream Operations LP	5.500%	10/15/30	55	51
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	32
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	41
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,195
[5]	MEG Energy Corp.	5.875%	2/1/29	20	19
	MPLX LP	4.950%	3/14/52	750	681
[5]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	2,175
	Nustar Logistics LP	5.750%	10/1/25	35	34
	Nustar Logistics LP	6.375%	10/1/30	140	130
	Occidental Petroleum Corp.	5.500%	12/1/25	30	31
	Occidental Petroleum Corp.	5.550%	3/15/26	145	149
	Occidental Petroleum Corp.	6.375%	9/1/28	285	307
	Occidental Petroleum Corp.	6.125%	1/1/31	130	139
[5]	Parkland Corp.	4.500%	10/1/29	150	132
	Petroleos del Peru SA	5.625%	6/19/47	4,570	3,216
	Petroleos Mexicanos	6.500%	6/2/41	476	324
	Petroleos Mexicanos	6.750%	9/21/47	477	323
	Petroleos Mexicanos	6.350%	2/12/48	1,147	754
	Petronas Capital Ltd.	3.500%	4/21/30	8,245	8,028
[5]	Qatar Petroleum	3.300%	7/12/51	15,610	12,946
	Shell International Finance BV	4.125%	5/11/35	24,405	24,446
	Shell International Finance BV	6.375%	12/15/38	2,121	2,552
	Shell International Finance BV	5.500%	3/25/40	13,990	15,714
	Shell International Finance BV	2.875%	11/26/41	15,345	12,497
	Shell International Finance BV	3.625%	8/21/42	1,000	890
	Shell International Finance BV	4.550%	8/12/43	19,195	19,310
	Shell International Finance BV	4.375%	5/11/45	40,595	40,022
	Shell International Finance BV	4.000%	5/10/46	37,137	34,507
	Shell International Finance BV	3.750%	9/12/46	63,375	57,208
	Shell International Finance BV	3.125%	11/7/49	5,000	4,068
	Shell International Finance BV	3.250%	4/6/50	16,730	14,020
	Shell International Finance BV	3.000%	11/26/51	22,000	17,556
	Suncor Energy Inc.	3.750%	3/4/51	1,100	927
[5]	Tap Rock Resources LLC	7.000%	10/1/26	200	189
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	163
	Total Capital International SA	2.986%	6/29/41	28,045	23,335
	Total Capital International SA	3.461%	7/12/49	500	427
	Total Capital International SA	3.127%	5/29/50	44,285	35,771
	Valero Energy Corp.	3.650%	12/1/51	1,600	1,272
	Valero Energy Corp.	4.000%	6/1/52	500	421
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	240	222
	Western Midstream Operating LP	4.500%	3/1/28	310	302
	Western Midstream Operating LP	4.300%	2/1/30	180	167
	Western Midstream Operating LP	5.500%	2/1/50	2,235	2,002
					907,616
Financials (17.9%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	4,866
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	6,150	4,695
	Aflac Inc.	4.000%	10/15/46	947	833
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	105	100
	Allstate Corp.	4.200%	12/15/46	12,485	11,742
	Allstate Corp.	3.850%	8/10/49	1,000	899
	American International Group Inc.	4.375%	6/30/50	3,305	3,119
	Aon Corp. / Aon Global Holdings plc	3.900%	2/28/52	4,600	3,990
[6]	Athene Global Funding	1.875%	11/30/28	1,200	1,288
	Athene Holding Ltd.	3.950%	5/25/51	1,705	1,291
	Bank of America Corp.	2.496%	2/13/31	15,570	13,615
	Bank of America Corp.	2.572%	10/20/32	14,175	12,141
	Bank of America Corp.	4.571%	4/27/33	17,840	17,948
	Bank of America Corp.	5.015%	7/22/33	18,835	19,629
	Bank of America Corp.	4.244%	4/24/38	80,255	77,360
	Bank of America Corp.	4.078%	4/23/40	37,950	34,584
	Bank of America Corp.	2.676%	6/19/41	66,163	50,087
	Bank of America Corp.	5.875%	2/7/42	19,230	21,764
	Bank of America Corp.	3.311%	4/22/42	62,940	51,953
	Bank of America Corp.	4.443%	1/20/48	24,655	23,696
	Bank of America Corp.	3.946%	1/23/49	64,760	58,424
	Bank of America Corp.	4.330%	3/15/50	34,336	32,732
	Bank of America Corp.	4.083%	3/20/51	52,890	48,155
	Bank of America Corp.	2.831%	10/24/51	18,395	13,367
	Bank of America Corp.	2.972%	7/21/52	4,250	3,115
	Bank of America NA	6.000%	10/15/36	14,450	16,574
	Bank of New York Mellon Corp.	4.289%	6/13/33	26,880	27,422
	Barclays plc	3.330%	11/24/42	2,500	1,891
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	1,998
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,969
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	11,500	11,308
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	44,185	43,470
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	8,420	6,414
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,000	2,148
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	62,665	56,764
	Berkshire Hathaway Inc.	4.500%	2/11/43	30,247	30,890
[5]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	155	138
[5]	BNP Paribas SA	3.132%	1/20/33	18,335	15,662
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,413
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,125	19,628
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,000	759
	Chubb INA Holdings Inc.	3.050%	12/15/61	7,235	5,410
	Citigroup Inc.	2.561%	5/1/32	6,220	5,343
	Citigroup Inc.	3.878%	1/24/39	65,730	59,300
	Citigroup Inc.	5.316%	3/26/41	10,000	10,460
	Citigroup Inc.	2.904%	11/3/42	8,685	6,690
	Citigroup Inc.	4.650%	7/30/45	13,142	12,812
	Citigroup Inc.	4.281%	4/24/48	8,570	7,968
	Citigroup Inc.	4.650%	7/23/48	14,887	14,706
[5]	Commonwealth Bank of Australia	3.305%	3/11/41	4,180	3,250
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,552
[5]	Corebridge Financial Inc.	4.350%	4/5/42	5,065	4,446
[5]	Corebridge Financial Inc.	4.400%	4/5/52	6,600	5,684

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Credit Suisse Group AG	0.625%	1/18/33	900	641
	Equitable Holdings Inc.	5.000%	4/20/48	5,890	5,720
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	4,300	3,144
[5]	FMR LLC	6.450%	11/15/39	16,010	18,351
	GATX Corp.	3.100%	6/1/51	2,725	1,893
	Goldman Sachs Group Inc.	2.650%	10/21/32	9,080	7,848
[7]	Goldman Sachs Group Inc.	1.000%	3/18/33	1,300	1,076
	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	129,252
	Goldman Sachs Group Inc.	4.411%	4/23/39	43,422	41,351
	Goldman Sachs Group Inc.	6.250%	2/1/41	12,170	14,159
	Goldman Sachs Group Inc.	3.210%	4/22/42	22,300	17,997
	Goldman Sachs Group Inc.	2.908%	7/21/42	20,480	15,710
	Goldman Sachs Group Inc.	3.436%	2/24/43	25,660	21,461
	Goldman Sachs Group Inc.	4.800%	7/8/44	8,000	7,910
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,000	2,017
	Goldman Sachs Group Inc.	4.750%	10/21/45	5,864	5,794
	Hartford Financial Services Group Inc.	2.900%	9/15/51	4,800	3,464
[5]	Hill City Funding Trust	4.046%	8/15/41	2,880	2,148
	HSBC Holdings plc	7.625%	5/17/32	8,273	9,873
	HSBC Holdings plc	2.804%	5/24/32	23,660	19,860
	HSBC Holdings plc	2.871%	11/22/32	4,870	4,078
	HSBC Holdings plc	6.500%	5/2/36	10,000	11,199
	HSBC Holdings plc	6.500%	9/15/37	20,523	22,847
	HSBC Holdings plc	6.800%	6/1/38	48,749	54,425
	HSBC Holdings plc	6.100%	1/14/42	2,975	3,369
	HSBC Holdings plc	5.250%	3/14/44	2,200	2,134
	Intercontinental Exchange Inc.	1.850%	9/15/32	7,240	5,978
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	781
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	6,731
	Intercontinental Exchange Inc.	3.000%	6/15/50	12,920	10,019
	Intercontinental Exchange Inc.	4.950%	6/15/52	52,395	54,089
	Intercontinental Exchange Inc.	5.200%	6/15/62	44,554	46,393
	Invesco Finance plc	5.375%	11/30/43	3,113	3,194
[7]	JAB Holdings BV	2.250%	12/19/39	1,000	747
[5]	Jackson National Life Insurance Co.	8.150%	3/15/27	189	216
	JPMorgan Chase & Co.	4.586%	4/26/33	12,440	12,613
	JPMorgan Chase & Co.	4.912%	7/25/33	8,605	8,964
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	52,800
	JPMorgan Chase & Co.	3.882%	7/24/38	67,662	62,942
	JPMorgan Chase & Co.	5.500%	10/15/40	29,390	31,803
	JPMorgan Chase & Co.	3.109%	4/22/41	16,600	13,514
	JPMorgan Chase & Co.	3.157%	4/22/42	44,200	36,140
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	34,856
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	29,549
	JPMorgan Chase & Co.	3.964%	11/15/48	105,345	94,147
	JPMorgan Chase & Co.	3.897%	1/23/49	47,355	41,583
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	14,612
	JPMorgan Chase & Co.	3.328%	4/22/52	53,095	42,340
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	35	33
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	170	145
[5]	LSEGA Financing plc	3.200%	4/6/41	24,545	20,193
	Markel Corp.	3.450%	5/7/52	3,490	2,701
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,985	3,771
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	6,515	4,849
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	5,801
[5]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	11,630
	Metlife Inc.	5.000%	7/15/52	10,705	11,402
	MetLife Inc.	4.125%	8/13/42	56,081	52,434
	MetLife Inc.	4.875%	11/13/43	10,000	10,298
	MetLife Inc.	4.050%	3/1/45	7,236	6,680
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	177	143
	Morgan Stanley	3.622%	4/1/31	15,000	14,270
	Morgan Stanley	7.250%	4/1/32	6,870	8,464
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.239%	7/21/32	35,310	29,774
	Morgan Stanley	2.511%	10/20/32	5,000	4,293
	Morgan Stanley	4.889%	7/20/33	3,890	4,044
	Morgan Stanley	3.971%	7/22/38	103,500	97,590
	Morgan Stanley	4.457%	4/22/39	6,850	6,677
	Morgan Stanley	3.217%	4/22/42	23,020	19,099
	Morgan Stanley	6.375%	7/24/42	33,160	39,619
	Morgan Stanley	4.300%	1/27/45	32,041	30,147
	Morgan Stanley	4.375%	1/22/47	32,780	31,397
	Morgan Stanley	5.597%	3/24/51	750	852
	Morgan Stanley	2.802%	1/25/52	2,725	1,978
	Nasdaq Inc.	2.500%	12/21/40	6,042	4,400
	Nasdaq Inc.	3.950%	3/7/52	1,000	866
[5]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	33,551
[5]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	12,407
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	13,720	12,065
[5]	New York Life Insurance Co.	5.875%	5/15/33	36,125	41,018
[5]	New York Life Insurance Co.	3.750%	5/15/50	3,130	2,703
[5]	New York Life Insurance Co.	4.450%	5/15/69	2,500	2,276
[5]	Nippon Life Insurance Co.	3.400%	1/23/50	1,400	1,236
[5]	Nippon Life Insurance Co.	2.750%	1/21/51	2,640	2,181
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	7,652
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	25,901
[5]	OneAmerica Financial Partners Inc.	4.250%	10/15/50	1,580	1,314
	OneMain Finance Corp.	3.500%	1/15/27	140	120
	Progressive Corp.	4.125%	4/15/47	3,420	3,239
	Progressive Corp.	3.950%	3/26/50	1,670	1,537
	Prudential Financial Inc.	3.000%	3/10/40	3,250	2,727
	Prudential Financial Inc.	4.600%	5/15/44	1,139	1,119
	Prudential Financial Inc.	5.375%	5/15/45	128	126
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,270
	Prudential Financial Inc.	4.418%	3/27/48	390	372
	Prudential Financial Inc.	3.935%	12/7/49	1,560	1,396
	Prudential Financial Inc.	4.350%	2/25/50	1,548	1,481
	Prudential Financial Inc.	3.700%	3/13/51	6,484	5,596
[5]	Securian Financial Group Inc.	4.800%	4/15/48	4,146	3,647
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	2,300	1,725
[5]	Temasek Financial I Ltd.	2.750%	8/2/61	41,455	31,706
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,095
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	2,603
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	2,412
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	13,888
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	33,147
	US Bancorp	2.491%	11/3/36	2,000	1,690
	Wachovia Corp.	5.500%	8/1/35	2,322	2,457
	Wells Fargo & Co.	3.350%	3/2/33	59,060	54,101
	Wells Fargo & Co.	4.897%	7/25/33	15,145	15,680
	Wells Fargo & Co.	3.068%	4/30/41	25,375	20,550
	Wells Fargo & Co.	5.375%	11/2/43	55,167	56,590
	Wells Fargo & Co.	5.606%	1/15/44	119,265	125,629
	Wells Fargo & Co.	4.650%	11/4/44	3,957	3,720
	Wells Fargo & Co.	3.900%	5/1/45	3,837	3,370
	Wells Fargo & Co.	4.900%	11/17/45	18,930	18,353
	Wells Fargo & Co.	4.400%	6/14/46	33,292	30,164
	Wells Fargo & Co.	4.750%	12/7/46	43,559	41,223
	Wells Fargo & Co.	5.013%	4/4/51	53,935	55,935
	Wells Fargo & Co.	4.611%	4/25/53	5,300	5,188
	Wells Fargo Bank NA	6.600%	1/15/38	500	593
	Westpac Banking Corp.	2.963%	11/16/40	3,580	2,667
	Westpac Banking Corp.	3.133%	11/18/41	6,900	5,280
					3,037,444
Health Care (10.2%)
	Abbott Laboratories	4.750%	11/30/36	6,000	6,731
	Abbott Laboratories	4.900%	11/30/46	76,140	84,230
	AbbVie Inc.	4.300%	5/14/36	1,000	995
	AbbVie Inc.	4.050%	11/21/39	1,000	941

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.875%	11/14/48	1,514	1,534
	AdventHealth Obligated Group	2.795%	11/15/51	3,000	2,212
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	7,070
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	12,652
[3]	Allina Health System	3.887%	4/15/49	3,569	3,184
[7]	American Medical Systems Europe BV	1.875%	3/8/34	727	696
	AmerisourceBergen Corp.	4.300%	12/15/47	5,879	5,580
	Amgen Inc.	3.150%	2/21/40	1,250	1,050
	Amgen Inc.	4.200%	2/22/52	4,140	3,852
	Amgen Inc.	4.400%	2/22/62	3,300	3,081
	Ascension Health	3.106%	11/15/39	3,000	2,539
	AstraZeneca plc	4.375%	11/16/45	7,000	7,121
	AstraZeneca plc	2.125%	8/6/50	2,000	1,411
	AstraZeneca plc	3.000%	5/28/51	27,190	22,754
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	1,544
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,141
[5]	Bausch Health Americas Inc.	9.250%	4/1/26	215	150
[5]	Bausch Health Cos. Inc.	5.250%	2/15/31	100	51
	Baxter International Inc.	3.132%	12/1/51	23,800	18,037
	Baylor Scott & White Holdings	2.839%	11/15/50	8,710	6,500
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,255	8,320
	Bristol-Myers Squibb Co.	4.125%	6/15/39	48,137	48,069
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	22,140
	Bristol-Myers Squibb Co.	4.350%	11/15/47	5,000	4,984
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	797
	Bristol-Myers Squibb Co.	4.250%	10/26/49	104,690	103,093
	Bristol-Myers Squibb Co.	2.550%	11/13/50	5,000	3,709
	Bristol-Myers Squibb Co.	3.700%	3/15/52	7,380	6,698
	Bristol-Myers Squibb Co.	3.900%	3/15/62	42,835	38,888
	Centene Corp.	2.450%	7/15/28	565	506
	Centene Corp.	3.000%	10/15/30	315	281
[5]	Charles River Laboratories International Inc.	4.250%	5/1/28	175	171
[5]	Charles River Laboratories International Inc.	3.750%	3/15/29	500	463
	Children's Health System of Texas	2.511%	8/15/50	2,500	1,743
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	908
	City of Hope	5.623%	11/15/43	1,944	2,134
	City of Hope	4.378%	8/15/48	1,671	1,587
[5]	CSL UK Holdings Ltd.	4.750%	4/27/52	4,200	4,212
	CVS Health Corp.	2.700%	8/21/40	2,100	1,603
	Danaher Corp.	2.800%	12/10/51	2,000	1,539
[5]	DaVita Inc.	3.750%	2/15/31	185	142
	Dignity Health	4.500%	11/1/42	1,041	976
	Dignity Health	5.267%	11/1/64	758	734
	Duke University Health System Inc.	3.920%	6/1/47	11,773	10,827
	Eli Lilly & Co.	3.950%	3/15/49	5,625	5,662
	Eli Lilly & Co.	2.250%	5/15/50	20,335	15,027
	Eli Lilly & Co.	2.500%	9/15/60	19,075	13,963
	Encompass Health Corp.	4.500%	2/1/28	304	281
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	33,294	41,209
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	1,957
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	927
	HCA Inc.	5.500%	6/15/47	2,000	1,933
	Inova Health System Foundation	4.068%	5/15/52	11,245	10,592
	Johnson & Johnson	3.550%	3/1/36	42,310	42,077
	Johnson & Johnson	3.625%	3/3/37	53,652	53,687
	Johnson & Johnson	3.400%	1/15/38	43,125	40,772
	Johnson & Johnson	2.100%	9/1/40	3,250	2,514
	Johnson & Johnson	3.700%	3/1/46	26,329	25,334
	Johnson & Johnson	3.750%	3/3/47	22,355	21,685
	Johnson & Johnson	2.450%	9/1/60	14,215	10,284
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	13,800
	Kaiser Foundation Hospitals	4.875%	4/1/42	15,390	16,179
	Kaiser Foundation Hospitals	4.150%	5/1/47	17,944	17,172
	Kaiser Foundation Hospitals	3.266%	11/1/49	1,171	951
	Kaiser Foundation Hospitals	3.002%	6/1/51	44,155	34,184
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mass General Brigham Inc.	3.192%	7/1/49	9,050	7,227
	Mass General Brigham Inc.	3.342%	7/1/60	34,775	27,222
	Mayo Clinic	3.774%	11/15/43	11,795	10,795
	Mayo Clinic	3.196%	11/15/61	23,785	18,546
	Medtronic Inc.	4.375%	3/15/35	4,115	4,331
	Medtronic Inc.	4.625%	3/15/45	16,809	17,777
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,913
	Merck & Co. Inc.	3.900%	3/7/39	2,000	1,955
	Merck & Co. Inc.	3.700%	2/10/45	70,945	65,784
	Merck & Co. Inc.	4.000%	3/7/49	5,944	5,765
	Merck & Co. Inc.	2.750%	12/10/51	3,500	2,726
	Merck & Co. Inc.	2.900%	12/10/61	2,180	1,640
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	1,565
[5]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	110	99
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	3,009
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	11,505
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	3,458
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	5,037
	Northwell Healthcare Inc.	4.800%	11/1/42	1,042	947
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,704
	Northwell Healthcare Inc.	4.260%	11/1/47	947	857
	Northwell Healthcare Inc.	3.809%	11/1/49	3,784	3,254
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	2,553
	Novant Health Inc.	2.637%	11/1/36	2,000	1,671
	Novant Health Inc.	3.168%	11/1/51	5,500	4,340
	Novant Health Inc.	3.318%	11/1/61	26,665	20,572
	Novartis Capital Corp.	4.400%	5/6/44	24,840	26,245
	NYU Langone Hospitals	4.784%	7/1/44	1,944	1,934
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,858
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	420	399
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	1,064
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	5,689
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	6,034
	Pfizer Inc.	4.100%	9/15/38	20,280	20,427
	Pfizer Inc.	3.900%	3/15/39	34,185	33,533
	Pfizer Inc.	7.200%	3/15/39	31,767	42,937
	Pfizer Inc.	4.300%	6/15/43	10,645	10,866
	Pfizer Inc.	4.400%	5/15/44	8,165	8,438
	Pfizer Inc.	4.125%	12/15/46	11,665	11,724
	Pfizer Inc.	4.200%	9/15/48	20,916	21,391
	Pfizer Inc.	4.000%	3/15/49	1,944	1,922
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,525
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	4,016
[5]	Roche Holdings Inc.	2.607%	12/13/51	39,700	30,198
	Stanford Health Care	3.310%	8/15/30	2,140	2,046
	Stanford Health Care	3.027%	8/15/51	25,000	19,405
	Sutter Health	3.161%	8/15/40	22,915	18,437
	Sutter Health	3.361%	8/15/50	11,962	9,613
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	20	20
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	192	189
[5]	Tenet Healthcare Corp.	6.250%	2/1/27	90	91
[5]	Tenet Healthcare Corp.	6.125%	10/1/28	145	141
[5]	Tenet Healthcare Corp.	4.250%	6/1/29	133	124
[7]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	300	246
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	4,000	3,306
	UnitedHealth Group Inc.	4.625%	7/15/35	10,000	10,665
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	40,974
	UnitedHealth Group Inc.	6.875%	2/15/38	6,575	8,431
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	18,963
	UnitedHealth Group Inc.	2.750%	5/15/40	1,520	1,239
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	18,152
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	24,003
	UnitedHealth Group Inc.	3.950%	10/15/42	4,316	4,092
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	51,988
	UnitedHealth Group Inc.	4.200%	1/15/47	1,345	1,322

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	4/15/47	14,906	14,672
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	23,429
	UnitedHealth Group Inc.	4.250%	6/15/48	27,767	27,183
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	2,920
	UnitedHealth Group Inc.	3.700%	8/15/49	21,722	19,689
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	2,377
	UnitedHealth Group Inc.	3.250%	5/15/51	30,845	25,884
	UnitedHealth Group Inc.	4.750%	5/15/52	7,765	8,218
	UnitedHealth Group Inc.	4.950%	5/15/62	15,755	17,020
	Wyeth LLC	6.500%	2/1/34	1,240	1,538
	Wyeth LLC	5.950%	4/1/37	53,438	65,017
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	870
					1,730,486
Industrials (4.4%)
	3M Co.	3.700%	4/15/50	24,000	21,540
[5]	Air Canada	3.875%	8/15/26	195	179
[7]	Airbus SE	2.375%	6/9/40	200	192
[5]	Allison Transmission Inc.	4.750%	10/1/27	221	210
[5]	American Airlines Inc.	11.750%	7/15/25	50	56
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	150	148
[3,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	730	699
[5]	Aramark Services Inc.	6.375%	5/1/25	80	80
[5]	Aramark Services Inc.	5.000%	2/1/28	434	424
	Boeing Co.	5.705%	5/1/40	2,600	2,596
	Boeing Co.	5.930%	5/1/60	1,000	990
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	2,078
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	17,288
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	2,121
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	24,720
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	40,963
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	11,286
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	545
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	19,000	20,176
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	44,095
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	11,914
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	11,513
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	3,014
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	17,868
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	17,264
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,000	3,265
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	14,487
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,830	4,615
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,025	5,129
	Canadian National Railway Co.	3.200%	8/2/46	1,000	825
	Canadian National Railway Co.	3.650%	2/3/48	28,169	24,977
	Canadian National Railway Co.	4.450%	1/20/49	10,180	10,195
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,490	3,534
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	190	178
	Caterpillar Inc.	6.050%	8/15/36	2,968	3,592
	Caterpillar Inc.	3.803%	8/15/42	26,112	25,147
[5]	Clean Harbors Inc.	4.875%	7/15/27	762	757
	CSX Corp.	4.500%	11/15/52	3,750	3,726
	Delta Air Lines Inc.	2.900%	10/28/24	70	67
[5]	Delta Air Lines Inc.	7.000%	5/1/25	330	346
	Delta Air Lines Inc.	3.750%	10/28/29	160	139
	Emerson Electric Co.	2.800%	12/21/51	6,130	4,730
[5]	Empresa de los Ferrocarriles del Estado	3.830%	9/14/61	3,240	2,291
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	1,891	1,865
	General Dynamics Corp.	4.250%	4/1/40	7,325	7,381
	General Dynamics Corp.	4.250%	4/1/50	701	706
	Honeywell International Inc.	5.700%	3/15/36	10,300	12,125
	Honeywell International Inc.	5.700%	3/15/37	6,250	7,439
[3]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,273	1,101
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	LBJ Infrastructure Group LLC	3.797%	12/31/57	14,570	10,542
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,947
	Lockheed Martin Corp.	4.500%	5/15/36	17,189	18,118
	Lockheed Martin Corp.	4.070%	12/15/42	5,284	5,168
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	7,977
	Lockheed Martin Corp.	4.700%	5/15/46	4,544	4,756
	Lockheed Martin Corp.	2.800%	6/15/50	26,945	21,383
	Lockheed Martin Corp.	4.090%	9/15/52	29,552	28,813
	Lockheed Martin Corp.	4.150%	6/15/53	61,695	60,570
	Lockheed Martin Corp.	4.300%	6/15/62	2,530	2,502
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	407	411
[5]	Mueller Water Products Inc.	4.000%	6/15/29	360	330
	Norfolk Southern Corp.	4.550%	6/1/53	3,390	3,370
	Northrop Grumman Corp.	5.250%	5/1/50	700	773
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	1,123
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	908
	Raytheon Technologies Corp.	4.050%	5/4/47	4,000	3,721
	Rockwell Automation Inc.	2.800%	8/15/61	17,445	12,073
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	115	105
[5]	Rolls-Royce plc	5.750%	10/15/27	760	718
[7]	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	800	720
	Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	33,144
[5]	TopBuild Corp.	3.625%	3/15/29	45	41
[5]	TopBuild Corp.	4.125%	2/15/32	270	238
[5]	TransDigm Inc.	8.000%	12/15/25	230	238
[5]	TransDigm Inc.	6.250%	3/15/26	574	577
	TransDigm Inc.	5.500%	11/15/27	160	151
	TransDigm Inc.	4.875%	5/1/29	300	269
	Union Pacific Corp.	3.600%	9/15/37	18,335	17,444
	Union Pacific Corp.	3.375%	2/14/42	18,525	16,334
	Union Pacific Corp.	2.950%	3/10/52	44,970	34,929
	Union Pacific Corp.	3.500%	2/14/53	24,760	21,352
	Union Pacific Corp.	3.550%	5/20/61	5,660	4,758
	Union Pacific Corp.	3.850%	2/14/72	32,180	27,870
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,769	1,503
[5]	United Airlines Inc.	4.375%	4/15/26	405	390
[5]	United Airlines Inc.	4.625%	4/15/29	300	277
	United Parcel Service Inc.	4.875%	11/15/40	3,000	3,185
	United Parcel Service Inc.	4.250%	3/15/49	2,000	2,013
	United Parcel Service Inc.	3.400%	9/1/49	3,837	3,404
	United Parcel Service Inc.	5.300%	4/1/50	2,205	2,576
[5]	Vertiv Group Corp.	4.125%	11/15/28	125	111
[5]	WESCO Distribution Inc.	7.250%	6/15/28	260	271
[5]	Williams Scotsman International Inc.	4.625%	8/15/28	79	74
					747,753
Materials (0.8%)
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	50	51
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,995	2,507
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	794
[5]	Arconic Corp.	6.000%	5/15/25	45	45
[5]	Arconic Corp.	6.125%	2/15/28	95	95
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	102	100
[5,8]	Avient Corp.	7.125%	8/1/30	150	155
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	185	177
	Ball Corp.	2.875%	8/15/30	574	498
	Ball Corp.	3.125%	9/15/31	165	144
[5]	Berry Global Inc.	4.875%	7/15/26	236	232
[5]	Berry Global Inc.	5.625%	7/15/27	290	293
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	17,947	17,460
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,310	4,620
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	160	164

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	395	322
[5]	Chemours Co.	4.625%	11/15/29	385	338
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	18,535	14,450
	Dow Chemical Co.	3.600%	11/15/50	1,000	797
	Ecolab Inc.	3.950%	12/1/47	1,558	1,476
	Ecolab Inc.	2.125%	8/15/50	1,380	925
	Ecolab Inc.	2.700%	12/15/51	34,110	25,860
[5]	Element Solutions Inc.	3.875%	9/1/28	255	235
[5]	Freeport Indonesia PT	6.200%	4/14/52	2,750	2,428
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	700
	Freeport-McMoRan Inc.	5.450%	3/15/43	65	61
[5]	Graham Packaging Co. Inc.	7.125%	8/15/28	165	140
[5]	Graphic Packaging International LLC	3.500%	3/15/28	85	79
[5]	Graphic Packaging International LLC	3.500%	3/1/29	58	53
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	445	369
[5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	60	53
[5]	Ingevity Corp.	3.875%	11/1/28	80	71
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	240	193
[7]	Koninklijke DSM NV	0.625%	6/23/32	1,000	857
	Linde Inc.	3.550%	11/7/42	1,799	1,631
[7]	Linde plc	1.000%	9/30/51	700	481
	Newmont Corp.	2.600%	7/15/32	3,000	2,559
[5]	Novelis Corp.	4.750%	1/30/30	180	166
[5]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	128	113
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,000	2,200
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	31,810	24,348
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	28,879
[5]	SPCM SA	3.125%	3/15/27	90	77
[5]	SPCM SA	3.375%	3/15/30	240	193
[5]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	175	147
	United States Steel Corp.	6.875%	3/1/29	96	92
					137,628
Real Estate (0.5%)
	Agree LP	2.600%	6/15/33	1,760	1,452
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	750	713
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,937	1,662
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,520	2,513
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	4,650	3,702
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,375
	American Tower Corp.	2.900%	1/15/30	1,250	1,117
	American Tower Corp.	2.300%	9/15/31	7,820	6,499
	American Tower Corp.	4.050%	3/15/32	2,448	2,344
	Boston Properties LP	2.450%	10/1/33	1,650	1,311
	Corporate Office Properties LP	2.900%	12/1/33	1,735	1,362
[7]	Digital Dutch Finco BV	1.000%	1/15/32	1,000	816
	Equinix Inc.	3.400%	2/15/52	6,837	5,197
	ERP Operating LP	4.500%	7/1/44	289	284
	Essex Portfolio LP	4.500%	3/15/48	1,700	1,557
	Kimco Realty Corp.	3.700%	10/1/49	2,000	1,612
	Mid-America Apartments LP	2.875%	9/15/51	2,250	1,623
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	435	375
	National Retail Properties Inc.	4.800%	10/15/48	500	473
	National Retail Properties Inc.	3.100%	4/15/50	3,400	2,390
	National Retail Properties Inc.	3.500%	4/15/51	3,330	2,578
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	2,999
[7]	Prologis International Funding II SA	1.625%	6/17/32	1,238	1,114
	SBA Communications Corp.	3.125%	2/1/29	195	171
	Simon Property Group LP	4.250%	10/1/44	715	626
	Simon Property Group LP	3.250%	9/13/49	33,520	25,299
	Simon Property Group LP	3.800%	7/15/50	8,500	7,064
[5]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	80	81
[7]	Vonovia Finance BV	1.625%	10/7/39	500	368
[7]	Vonovia SE	1.500%	6/14/41	600	430
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weyerhaeuser Co.	4.000%	3/9/52	1,300	1,120
					80,227
Technology (10.1%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,410	3,473
	Apple Inc.	2.375%	2/8/41	28,015	22,577
[6]	Apple Inc.	3.600%	7/31/42	400	510
	Apple Inc.	3.850%	5/4/43	62,494	60,677
	Apple Inc.	3.450%	2/9/45	45,360	41,537
	Apple Inc.	4.375%	5/13/45	35,166	36,719
	Apple Inc.	4.650%	2/23/46	35,107	37,926
	Apple Inc.	3.850%	8/4/46	42,955	41,310
	Apple Inc.	4.250%	2/9/47	39,099	40,294
	Apple Inc.	3.750%	11/13/47	24,095	22,885
	Apple Inc.	2.950%	9/11/49	34,025	28,255
	Apple Inc.	2.400%	8/20/50	2,000	1,496
	Apple Inc.	2.650%	2/8/51	59,650	46,519
	Apple Inc.	2.700%	8/5/51	53,725	42,269
	Apple Inc.	2.550%	8/20/60	22,640	16,558
	Apple Inc.	2.850%	8/5/61	1,600	1,240
	Applied Materials Inc.	5.100%	10/1/35	95	105
	Applied Materials Inc.	4.350%	4/1/47	1,775	1,824
	Cisco Systems Inc.	5.900%	2/15/39	23,465	27,748
	Cisco Systems Inc.	5.500%	1/15/40	17,202	19,628
[5]	Clarivate Science Holdings Corp.	4.875%	7/1/29	230	204
[5]	CommScope Inc.	6.000%	3/1/26	65	63
[5]	CommScope Inc.	7.125%	7/1/28	136	113
[5]	Condor Merger Sub Inc.	7.375%	2/15/30	325	288
	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,727	2,111
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,000	2,240
[5]	Entegris Escrow Corp.	4.750%	4/15/29	1,980	1,910
[5]	Entegris Escrow Corp.	5.950%	6/15/30	490	486
	Intel Corp.	4.100%	5/19/46	19,202	17,931
	Intel Corp.	4.100%	5/11/47	33,355	31,225
	Intel Corp.	3.734%	12/8/47	56,122	49,160
	Intel Corp.	3.250%	11/15/49	42,600	34,451
	Intel Corp.	4.750%	3/25/50	5,500	5,592
	Intel Corp.	3.050%	8/12/51	17,768	13,700
	Intel Corp.	3.100%	2/15/60	19,740	14,673
	Intel Corp.	3.200%	8/12/61	3,400	2,589
	International Business Machines Corp.	4.400%	7/27/32	10,070	10,339
	International Business Machines Corp.	4.150%	5/15/39	36,745	34,653
	International Business Machines Corp.	4.000%	6/20/42	2,133	1,944
	International Business Machines Corp.	4.250%	5/15/49	42,215	39,157
	International Business Machines Corp.	3.430%	2/9/52	13,845	11,133
	International Business Machines Corp.	4.900%	7/27/52	23,500	23,589
	KLA Corp.	5.000%	3/15/49	1,256	1,339
	KLA Corp.	4.950%	7/15/52	3,790	4,060
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	4,760	3,163
	Mastercard Inc.	3.950%	2/26/48	25,075	24,372
	Mastercard Inc.	3.650%	6/1/49	2,422	2,259
	Mastercard Inc.	3.850%	3/26/50	4,500	4,344
	Mastercard Inc.	2.950%	3/15/51	3,000	2,493
	Microsoft Corp.	3.500%	2/12/35	14,553	14,755
	Microsoft Corp.	2.525%	6/1/50	219,289	170,506
	Microsoft Corp.	2.921%	3/17/52	127,814	107,593
	Microsoft Corp.	2.675%	6/1/60	68,199	52,613
	Microsoft Corp.	3.041%	3/17/62	49,409	41,142
[5]	MSCI Inc.	3.625%	9/1/30	125	114
[5]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	66	65
	NVIDIA Corp.	3.500%	4/1/40	22,525	20,757
	NVIDIA Corp.	3.500%	4/1/50	22,660	20,369
	NVIDIA Corp.	3.700%	4/1/60	13,140	11,721

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.500%	4/15/38	42,605	45,263
	Oracle Corp.	5.375%	7/15/40	19,240	18,069
	Oracle Corp.	4.125%	5/15/45	24,805	19,793
	Oracle Corp.	4.000%	7/15/46	32,790	25,349
	QUALCOMM Inc.	4.800%	5/20/45	12,300	13,174
	QUALCOMM Inc.	4.300%	5/20/47	41,225	41,228
	QUALCOMM Inc.	4.500%	5/20/52	19,500	20,030
	S&P Global Inc.	3.250%	12/1/49	2,000	1,655
[5]	S&P Global Inc.	3.700%	3/1/52	64,678	58,638
[5]	S&P Global Inc.	3.900%	3/1/62	7,010	6,386
[5]	Sabre GLBL Inc.	7.375%	9/1/25	94	93
	salesforce.com Inc.	2.700%	7/15/41	4,100	3,368
	salesforce.com Inc.	2.900%	7/15/51	39,420	31,693
	salesforce.com Inc.	3.050%	7/15/61	26,175	20,720
[5]	SS&C Technologies Inc.	5.500%	9/30/27	287	283
	Texas Instruments Inc.	3.875%	3/15/39	6,056	5,988
[5]	TSMC Global Ltd.	4.625%	7/22/32	20,055	20,665
	Visa Inc.	4.150%	12/14/35	20,145	21,143
	Visa Inc.	2.700%	4/15/40	4,500	3,831
	Visa Inc.	4.300%	12/14/45	38,196	39,676
	Visa Inc.	3.650%	9/15/47	37,123	34,607
	Visa Inc.	2.000%	8/15/50	13,570	9,552
					1,713,970
Utilities (15.0%)
	AEP Transmission Co. LLC	3.750%	12/1/47	38,300	33,045
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	5,223
	AEP Transmission Co. LLC	3.800%	6/15/49	5,436	4,808
	AEP Transmission Co. LLC	3.150%	9/15/49	5,763	4,538
	AEP Transmission Co. LLC	3.650%	4/1/50	3,525	3,068
	AEP Transmission Co. LLC	4.500%	6/15/52	8,950	8,913
	Alabama Power Co.	6.000%	3/1/39	7,535	8,505
	Alabama Power Co.	5.500%	3/15/41	26,874	28,506
	Alabama Power Co.	5.200%	6/1/41	14,920	15,358
	Alabama Power Co.	3.850%	12/1/42	1,065	952
	Alabama Power Co.	3.750%	3/1/45	23,325	20,258
	Alabama Power Co.	3.450%	10/1/49	1,944	1,615
	Alabama Power Co.	3.125%	7/15/51	2,700	2,144
	Alabama Power Co.	3.000%	3/15/52	4,920	3,857
	Ameren Illinois Co.	4.500%	3/15/49	26,150	26,119
	Ameren Illinois Co.	2.900%	6/15/51	3,000	2,299
	American Water Capital Corp.	3.750%	9/1/47	2,380	2,083
	American Water Capital Corp.	3.450%	5/1/50	17,780	14,764
	Appalachian Power Co.	6.700%	8/15/37	17,970	20,852
	Appalachian Power Co.	4.400%	5/15/44	1,995	1,815
	Appalachian Power Co.	3.700%	5/1/50	3,760	3,105
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,304
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,993
	Atmos Energy Corp.	3.375%	9/15/49	2,890	2,403
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,393
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	25,092
	Baltimore Gas and Electric Co.	4.550%	6/1/52	3,705	3,772
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	6,612	7,620
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,890	5,568
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	26,473
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	42,724
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,000	4,894
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,730	2,816
[5]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,300	2,319
[5]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	30,549
[6]	Cadent Finance plc	3.125%	3/21/40	1,000	1,031
[5]	Calpine Corp.	5.125%	3/15/28	295	277
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,200	4,106
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	1,144
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,788
	CenterPoint Energy Inc.	3.700%	9/1/49	1,244	1,041
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,615	2,401
[6]	Centrica plc	7.000%	9/19/33	400	600
[5]	Centrica plc	5.375%	10/16/43	3,800	3,973
[5]	Clearway Energy Operating LLC	4.750%	3/15/28	185	180
	CMS Energy Corp.	4.875%	3/1/44	1,902	1,860
[5]	Comision Federal de Electricidad	3.875%	7/26/33	570	451
	Comision Federal de Electricidad	3.875%	7/26/33	1,675	1,344
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	2,770
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	18,844
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	15,279
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	16,200
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	15,601
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	10,672
	Commonwealth Edison Co.	3.650%	6/15/46	11,552	10,234
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	8,283
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	12,608
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,607
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	1,667
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	1,124
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,388
	Connecticut Light and Power Co.	6.350%	6/1/36	14,382	16,818
	Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,347
	Connecticut Light and Power Co.	4.150%	6/1/45	17,480	16,627
	Connecticut Light and Power Co.	4.000%	4/1/48	6,645	6,286
	Consolidated Edison Co of New York Inc.	3.600%	6/15/61	2,195	1,844
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	727
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	11,132
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	12,298
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	11,478
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	9,243
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	852	934
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	9,663
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	7,909
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	48,038
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	5,474
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	6,182
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	875
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	6,790	6,690
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	9,044	8,313
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,000	920
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	38,807	30,930
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	947	896
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	24,438	17,524
	Consumers Energy Co.	3.250%	8/15/46	1,000	837
	Consumers Energy Co.	3.750%	2/15/50	1,944	1,749
	Consumers Energy Co.	3.100%	8/15/50	33,646	27,376
	Consumers Energy Co.	2.650%	8/15/52	19,985	15,016
	Consumers Energy Co.	2.500%	5/1/60	21,681	14,739
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	13,459

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	3,248
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,313
	DTE Electric Co.	4.300%	7/1/44	1,220	1,179
	DTE Electric Co.	3.700%	3/15/45	2,910	2,606
	DTE Electric Co.	2.950%	3/1/50	2,235	1,789
	DTE Electric Co.	3.250%	4/1/51	2,000	1,681
	DTE Electric Co.	3.650%	3/1/52	10,715	9,667
	Duke Energy Carolinas LLC	6.100%	6/1/37	11,230	12,646
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	9,733
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	15,791
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	39,348
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,454
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,000	1,802
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,323
	Duke Energy Carolinas LLC	3.200%	8/15/49	10,922	8,975
	Duke Energy Carolinas LLC	3.450%	4/15/51	13,045	11,115
	Duke Energy Carolinas LLC	3.550%	3/15/52	5,320	4,628
[7]	Duke Energy Corp.	3.850%	6/15/34	1,100	1,194
	Duke Energy Florida LLC	6.350%	9/15/37	758	895
	Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,322
	Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,327
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,658
	Duke Energy Florida LLC	4.200%	7/15/48	1,000	943
	Duke Energy Florida LLC	3.000%	12/15/51	2,450	1,926
	Duke Energy Indiana LLC	6.120%	10/15/35	1,000	1,138
	Duke Energy Indiana LLC	6.350%	8/15/38	775	904
	Duke Energy Indiana LLC	6.450%	4/1/39	10,411	12,198
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	11,590
	Duke Energy Indiana LLC	4.900%	7/15/43	29,514	29,597
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	8,950
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	947
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,118
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	21,767
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	28,144
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	20,922
	Duke Energy Progress LLC	3.700%	10/15/46	22,000	19,044
	Duke Energy Progress LLC	3.600%	9/15/47	2,000	1,747
	Duke Energy Progress LLC	2.500%	8/15/50	1,000	718
	Duke Energy Progress LLC	2.900%	8/15/51	14,785	11,425
	Duke Energy Progress LLC	4.000%	4/1/52	9,670	9,087
[6]	DWR Cymru Financing UK plc	2.500%	3/31/36	1,200	1,318
[6]	Enel Finance International NV	5.750%	9/14/40	400	556
[7]	Engie SA	2.000%	9/28/37	800	686
	Entergy Arkansas LLC	2.650%	6/15/51	2,665	1,935
	Entergy Louisiana LLC	4.000%	3/15/33	651	645
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,016
	Entergy Louisiana LLC	4.200%	9/1/48	1,400	1,330
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,407
	Entergy Louisiana LLC	2.900%	3/15/51	2,800	2,122
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	1,036
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,165
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	6,498
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	418
[5]	Exelon Corp.	4.100%	3/15/52	2,365	2,141
	FirstEnergy Corp.	4.400%	7/15/27	255	250
	FirstEnergy Corp.	2.650%	3/1/30	1,560	1,371
	FirstEnergy Corp.	3.400%	3/1/50	75	56
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,702
	Florida Power & Light Co.	5.960%	4/1/39	947	1,093
	Florida Power & Light Co.	5.690%	3/1/40	663	757
	Florida Power & Light Co.	5.250%	2/1/41	2,779	3,046
	Florida Power & Light Co.	3.950%	3/1/48	5,859	5,580
	Florida Power & Light Co.	3.990%	3/1/49	2,890	2,764
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,586
	Georgia Power Co.	4.750%	9/1/40	33,945	31,971
	Georgia Power Co.	4.300%	3/15/42	10,641	9,808
	Georgia Power Co.	3.700%	1/30/50	17,230	14,242
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	17,767	18,403
	Kentucky Utilities Co.	5.125%	11/1/40	2,894	3,017
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	17,142
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,555
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	15,852
[5]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	9,236
	MidAmerican Energy Co.	5.800%	10/15/36	1,473	1,706
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	28,348
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	23,752
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,852
	MidAmerican Energy Co.	3.650%	8/1/48	2,780	2,470
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	15,070
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	820
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	951
[5]	Monongahela Power Co.	5.400%	12/15/43	10,640	11,014
[6]	National Grid Electricity Transmission plc	2.750%	2/6/35	1,200	1,280
[7]	National Grid plc	0.750%	9/1/33	100	82
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	2,093
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	12,344
	Nevada Power Co.	6.650%	4/1/36	5,830	7,024
	Nevada Power Co.	5.450%	5/15/41	21,620	22,771
[5]	New England Power Co.	2.807%	10/6/50	15,615	10,818
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,360	1,027
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	261	258
	Northern States Power Co.	6.250%	6/1/36	780	937
	Northern States Power Co.	6.200%	7/1/37	1,944	2,353
	Northern States Power Co.	5.350%	11/1/39	758	847
	Northern States Power Co.	3.400%	8/15/42	1,000	880
	Northern States Power Co.	4.000%	8/15/45	805	747
	Northern States Power Co.	3.600%	9/15/47	12,525	11,017
	Northern States Power Co.	4.200%	9/1/48	12,250	11,175
	Northern States Power Co.	2.600%	6/1/51	14,765	11,107
	Northern States Power Co.	4.500%	6/1/52	5,330	5,510
	NRG Energy Inc.	6.625%	1/15/27	24	24
	NSTAR Electric Co.	3.100%	6/1/51	1,000	796
	Ohio Power Co.	4.000%	6/1/49	734	649
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	1,877
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	3,404
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	6,434
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	15,468
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,665	3,511
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,307
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	255	231
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	7,702
	PacifiCorp	5.250%	6/15/35	1,232	1,303
	PacifiCorp	6.100%	8/1/36	14,920	16,897
	PacifiCorp	6.250%	10/15/37	7,772	8,997
	PacifiCorp	6.350%	7/15/38	35,944	41,974
	PacifiCorp	6.000%	1/15/39	32,206	36,432
	PacifiCorp	4.100%	2/1/42	19,700	18,176
	PacifiCorp	4.125%	1/15/49	3,437	3,241
	PacifiCorp	4.150%	2/15/50	44,530	42,052
	PacifiCorp	2.900%	6/15/52	7,299	5,607
	PECO Energy Co.	4.800%	10/15/43	10,365	10,262
	PECO Energy Co.	4.150%	10/1/44	396	375
	PECO Energy Co.	3.700%	9/15/47	15,500	13,964
	PECO Energy Co.	3.900%	3/1/48	30,240	28,054
	PECO Energy Co.	3.050%	3/15/51	5,655	4,566
	PECO Energy Co.	4.600%	5/15/52	8,925	9,319
[5,7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,317
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,417
	Potomac Electric Power Co.	7.900%	12/15/38	142	189
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	12,851

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	11,997
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	12,744
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,196
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	11,491
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,164
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	18,233
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	2,630
	Public Service Co. of Colorado	3.800%	6/15/47	1,280	1,154
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	31,421
	Public Service Co. of Colorado	3.200%	3/1/50	4,000	3,290
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	5,750
	Public Service Co. of New Hampshire	3.600%	7/1/49	3,655	3,211
	Public Service Electric and Gas Co.	3.650%	9/1/42	21,083	18,891
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,743
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	2,644
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	880
	Public Service Electric and Gas Co.	2.700%	5/1/50	17,600	13,228
	Public Service Electric and Gas Co.	3.000%	3/1/51	3,000	2,408
	Puget Sound Energy Inc.	6.274%	3/15/37	473	549
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,146
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	17,602
	Puget Sound Energy Inc.	4.300%	5/20/45	379	350
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	27,428
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	27,448
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	10,599
[3,5]	Rayburn Country Securitization LLC	3.025%	12/1/43	8,724	7,394
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,962
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	884
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	1,938
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	1,176
	San Diego Gas & Electric Co.	3.700%	3/15/52	21,475	19,159
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,107
	Southern California Edison Co.	5.625%	2/1/36	925	966
	Southern California Edison Co.	5.950%	2/1/38	11,060	11,808
	Southern California Edison Co.	4.500%	9/1/40	14,228	12,981
	Southern California Edison Co.	3.900%	12/1/41	7,660	6,256
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,471
	Southern California Edison Co.	3.900%	3/15/43	21,775	18,242
	Southern California Edison Co.	4.650%	10/1/43	21,739	20,444
	Southern California Edison Co.	3.600%	2/1/45	3,837	3,009
	Southern California Edison Co.	4.000%	4/1/47	33,200	28,035
	Southern California Edison Co.	4.125%	3/1/48	36,182	31,389
	Southern California Edison Co.	4.875%	3/1/49	1,415	1,345
	Southern California Edison Co.	3.650%	2/1/50	22,870	18,327
	Southern California Edison Co.	2.950%	2/1/51	1,505	1,089
	Southern California Edison Co.	3.450%	2/1/52	23,965	19,200
	Southern California Edison Co.	5.450%	6/1/52	13,110	13,475
	Southern California Gas Co.	5.125%	11/15/40	1,870	1,912
	Southern California Gas Co.	4.125%	6/1/48	30,835	27,557
	Southern California Gas Co.	4.300%	1/15/49	15,075	14,054
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	23,305
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	17,585
	Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,239
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	8,707
	Tampa Electric Co.	3.450%	3/15/51	2,000	1,655
	Tampa Electric Co.	5.000%	7/15/52	3,790	4,009
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	15,311
	Union Electric Co.	3.900%	9/15/42	4,326	3,937
	Union Electric Co.	4.000%	4/1/48	21,550	19,629
	Union Electric Co.	3.250%	10/1/49	2,025	1,642
	Union Electric Co.	3.900%	4/1/52	9,575	8,892
	Virginia Electric and Power Co.	6.000%	5/15/37	57,203	65,789
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,318
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	15,205
	Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,873
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	8,013
	Virginia Electric and Power Co.	3.800%	9/15/47	34,972	31,282
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	7,336
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	1,165
	Virginia Electric and Power Co.	2.450%	12/15/50	10,840	7,736
	Virginia Electric and Power Co.	2.950%	11/15/51	16,390	12,796
	Virginia Electric and Power Co.	4.625%	5/15/52	11,340	11,637
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	105	105
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	200	197
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	585
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	1,596
	Xcel Energy Inc.	3.500%	12/1/49	1,340	1,115
					2,548,792
Total Corporate Bonds (Cost $14,844,460)					13,434,739
Floating Rate Loan Interests (0.0%)
[9]	AAdvantage Loyalty IP Ltd. Term Loan, 3M USD LIBOR + 4.750%	7.460%	4/20/28	65	64
[9]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 5.250%	7.174%	2/1/27	215	180
[9]	CDK Global Inc. Term Loan B, TSFR3M + 4.500%	6.609%	7/6/29	170	165
[9]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	7.372%	8/2/27	127	120
[9]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	6.154%	7/21/28	236	224
[9]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	6.154%	7/21/28	16	15
[9]	McAfee Corp. Term Loan B, TSFR1M + 4.000%	6.407%	3/1/29	80	76
[9]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	5.622%	10/23/28	95	90
Total Floating Rate Loan Interests (Cost $971)					934
Sovereign Bonds (1.4%)
[5]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,767
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	4,445	4,803
[5]	Export-Import Bank of India	3.875%	2/1/28	960	928
[5]	Government of Bermuda	5.000%	7/15/32	7,300	7,567
	Government of Bermuda	3.375%	8/20/50	6,389	4,919
[5,7]	Kingdom of Morocco	2.000%	9/30/30	2,130	1,675
[5]	OMERS Finance Trust	4.000%	4/19/52	14,000	13,243
	Panama Bonos del Tesoro	3.362%	6/30/31	1,810	1,561
	Republic of Chile	2.550%	7/27/33	16,465	13,990
	Republic of Chile	3.500%	1/31/34	10,020	9,192
	Republic of Chile	3.100%	5/7/41	60,560	47,724
	Republic of Chile	4.340%	3/7/42	6,000	5,523
	Republic of Chile	3.500%	1/25/50	20,784	16,680
	Republic of Chile	3.500%	4/15/53	14,695	11,614
	Republic of Chile	3.100%	1/22/61	23,330	16,622
	Republic of Chile	3.250%	9/21/71	24,130	17,028
	Republic of Indonesia	6.625%	2/17/37	3,300	3,749
[3]	Republic of Panama	4.500%	4/16/50	259	213
[3]	Republic of Panama	3.870%	7/23/60	6,432	4,683
	Republic of Panama	4.500%	1/19/63	1,330	1,049
[7]	Republic of Philippines	1.750%	4/28/41	186	134
[5,7]	Romania	1.750%	7/13/30	8,600	6,567
[7]	Romania	1.750%	7/13/30	1,190	909
	State of Israel	4.500%	4/3/20	3,192	2,955
[5]	State of Qatar	4.817%	3/14/49	14,865	15,791
[5]	State of Qatar	4.400%	4/16/50	9,215	9,343
[7]	United Mexican States	3.625%	4/9/29	379	380
	United Mexican States	4.400%	2/12/52	7,300	5,814
	United Mexican States	3.771%	5/24/61	4,545	3,159
Total Sovereign Bonds (Cost $276,328)					229,582
Taxable Municipal Bonds (9.2%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	41,731	48,295
	Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	1,319	1,478
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	29,993

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	13,353
	Bay Area Toll Authority Highway Revenue	3.552%	4/1/54	8,595	7,130
	California GO	2.500%	10/1/29	4,500	4,169
	California GO	4.600%	4/1/38	31,195	31,930
	California GO	7.550%	4/1/39	7,255	9,990
	California GO	7.300%	10/1/39	37,286	48,756
	California GO	7.600%	11/1/40	56,685	78,745
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	3,830	3,726
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,542
	California State University College & University Revenue	2.975%	11/1/51	27,825	22,032
	California State University College & University Revenue	2.719%	11/1/52	10,925	8,293
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	11,776
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	43,340	52,562
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,620	11,715
[10]	Commonwealth Financing Authority Appropriations Revenue	5.197%	6/1/26	1,982	2,063
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	16,940
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	18,534
	Commonwealth of Massachusetts GO	2.514%	7/1/41	5,570	4,320
	Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	32,448
	Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	5,017
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	229
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	18,864
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	13,011
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	2,160	2,049
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	1,945
	Duke University College & University Revenue	5.850%	4/1/37	29,490	35,097
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	912	1,083
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	329	398
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	1,055	929
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	21,359
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,582
	Houston TX GO	6.290%	3/1/32	1,842	2,088
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	12,232
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,506
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	21,416
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	11,710	8,710
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,139
	Los Angeles CA Unified School District GO	6.758%	7/1/34	27,775	33,692
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	17,053
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	445
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	2,450
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,298
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	16,390	13,831
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	4,526
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	50,780	69,035
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	231
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	897
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	4,650	4,778
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,837
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	6,545
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	6,570	7,489
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	44,030	35,046
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	947	1,281
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	37,862	49,793
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	18,114	22,162
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	6,843	8,416
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	32,580	40,071
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	3,217
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	15,215
	New York NY GO	5.590%	3/1/35	947	1,082
	New York NY GO	6.271%	12/1/37	550	659
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7,288	7,921
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	7,384
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	17,799
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	214
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	6,173
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	9,529
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	21,250	20,894
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	29,820

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	13,697
	Ohio State University College & University Revenue	4.800%	6/1/11	17,635	18,118
[13]	Oregon School Boards Assn. GO	4.759%	6/30/28	757	779
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	13,359
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	2,038	2,334
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	17,337
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	11,566
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	27,421
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	42,960	43,252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	31,474	24,381
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	1,016
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	36,460	32,558
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	4,990	5,071
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	21,534
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,560	15,755
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	12,662
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,372
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	737	745
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	1,788
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	28,850	23,939
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	408	442
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	3,624
	University of California College & University Revenue	4.601%	5/15/31	2,141	2,226
	University of California College & University Revenue	2.147%	5/15/33	5,000	4,196
	University of California College & University Revenue	5.770%	5/15/43	473	540
	University of California College & University Revenue	3.931%	5/15/45	17,840	16,991
	University of California College & University Revenue	4.858%	5/15/12	32,223	31,318
	University of California College & University Revenue	4.767%	5/15/15	14,875	14,189
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	11,349
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	1,082
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	28,170	21,819
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,255	9,379
	University of Michigan College & University Revenue	3.599%	4/1/47	20,540	19,464
	University of Michigan College & University Revenue	3.504%	4/1/52	12,365	11,225
	University of Minnesota College & University Revenue	4.048%	4/1/52	14,000	13,758
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	6,472
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	9,753
	University of Virginia College & University Revenue	2.256%	9/1/50	15,280	10,707
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	25,866
	Washington GO	5.481%	8/1/39	852	967
[10]	Wisconsin Appropriations Revenue	5.700%	5/1/26	1,557	1,643
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,331
Total Taxable Municipal Bonds (Cost $1,566,210)					1,561,252
				Shares
Temporary Cash Investments (2.0%)
Money Market Fund (0.3%)
[14]	Vanguard Market Liquidity Fund	1.903%		463,103	46,292
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.7%)
	Bank of America Securities, LLC (Dated 7/29/22, Repurchase Value $22,804,000, collateralized by Ginnie Mae 3.000%, 6/20/50, with a value of $23,256,000)	2.300%	8/1/22	22,800	22,800
	Barclays Capital Inc. (Dated 7/29/22, Repurchase Value $13,302,000, collateralized by U.S. Treasury Note/Bond 2.625%–3.125%, 5/31/27–2/15/42, with a value of $13,566,000)	2.220%	8/1/22	13,300	13,300
	Citigroup Global Markets Inc. (Dated 7/29/22, Repurchase Value $152,129,000, collateralized by U.S. Treasury Note/Bond 1.375%–2.875%, 8/15/50–5/15/52, with a value of $155,142,000)	2.250%	8/1/22	152,100	152,100

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Capital Markets LLC (Dated 7/29/22, Repurchase Value $102,720,000, collateralized by Fannie Mae 4.500%, 6/1/52, and U.S. Treasury Note/Bond 0.750%–1.625%, 2/15/26–5/31/26, with a value of $104,754,000)	2.280%	8/1/22	102,700	102,700
				290,900
Total Temporary Cash Investments (Cost $337,194)				337,192
Total Investments (98.3%) (Cost $18,215,359)				16,656,346
Other Assets and Liabilities—Net (1.7%)				295,440
Net Assets (100%)				16,951,786
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $15,492,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $43,997,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $909,429,000, representing 5.4% of net assets.
6	Face amount denominated in British pounds.
7	Face amount denominated in euro.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term SOFR 1 Month.
TSFR3M—CME Term SOFR 3 Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	15	3,157	6
5-Year U.S. Treasury Note	September 2022	130	14,784	201
Long U.S. Treasury Bond	September 2022	3,192	459,648	9,568
Ultra 10-Year U.S. Treasury Note	September 2022	296	38,850	510
Ultra Long U.S. Treasury Bond	September 2022	524	82,956	1,131
				11,416

Long-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(35)	(7,366)	(29)
5-Year U.S. Treasury Note	September 2022	(102)	(11,600)	(119)
10-Year U.S. Treasury Note	September 2022	(393)	(47,608)	(1,034)
Euro-Bobl	September 2022	(5)	(653)	(17)
Euro-Bund	September 2022	(106)	(17,078)	(864)
Euro-Buxl	September 2022	(22)	(4,178)	(349)
Long Gilt	September 2022	(75)	(10,794)	(57)
Ultra 10-Year U.S. Treasury Note	September 2022	(249)	(32,681)	(20)
				(2,489)
				8,927

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	8/2/22	CAD	—	USD	—	—	—
Bank of America, N.A.	9/21/22	EUR	1,661	USD	1,740	—	(36)
Standard Chartered Bank	9/21/22	EUR	1,233	USD	1,300	—	(35)
JPMorgan Chase Bank, N.A.	9/21/22	EUR	583	USD	605	—	(7)
Standard Chartered Bank	9/21/22	EUR	499	USD	509	2	—
Morgan Stanley Capital Services Inc.	9/21/22	EUR	266	USD	269	4	—
JPMorgan Chase Bank, N.A.	9/21/22	EUR	156	USD	159	1	—
Credit Agricole CIB	9/21/22	EUR	131	USD	140	—	(6)
Morgan Stanley Capital Services Inc.	9/21/22	GBP	661	USD	803	4	—
Toronto-Dominion Bank	9/21/22	GBP	584	USD	703	8	—
Royal Bank of Canada	9/21/22	GBP	446	USD	536	8	—
Standard Chartered Bank	9/21/22	GBP	298	USD	355	9	—
Deutsche Bank AG	9/21/22	GBP	291	USD	355	—	(1)
State Street Bank & Trust Co.	9/21/22	GBP	163	USD	200	—	(1)
Bank of America, N.A.	9/21/22	GBP	160	USD	197	—	(2)
JPMorgan Chase Bank, N.A.	9/21/22	GBP	115	USD	141	—	(1)
Bank of America, N.A.	9/21/22	USD	158	AUD	222	3	—
Bank of America, N.A.	9/21/22	USD	24,785	EUR	22,959	1,233	—
Morgan Stanley Capital Services Inc.	9/21/22	USD	1,605	EUR	1,519	46	—
Standard Chartered Bank	9/21/22	USD	1,036	EUR	986	25	—
Bank of New York	9/21/22	USD	458	EUR	452	—	(5)
Barclays Bank plc	9/21/22	USD	404	EUR	394	1	—
Standard Chartered Bank	9/21/22	USD	345	EUR	340	—	(4)
Deutsche Bank AG	9/21/22	USD	337	EUR	330	—	(1)
Morgan Stanley Capital Services Inc.	9/21/22	USD	297	EUR	292	—	(2)
Barclays Bank plc	9/21/22	USD	288	EUR	281	—	(1)
Credit Agricole CIB	9/21/22	USD	285	EUR	272	6	—
Bank of America, N.A.	9/21/22	USD	275	EUR	272	—	(4)
JPMorgan Chase Bank, N.A.	9/21/22	USD	240	EUR	224	9	—
State Street Bank & Trust Co.	9/21/22	USD	221	EUR	208	7	—
Toronto-Dominion Bank	9/21/22	USD	88	EUR	85	—	—
HSBC Bank plc	9/21/22	USD	28	EUR	28	—	—

Long-Term Investment-Grade Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/21/22	USD	10,219	GBP	8,220	196	—
Bank of America, N.A.	9/21/22	USD	478	GBP	398	—	(8)
JPMorgan Chase Bank, N.A.	9/21/22	USD	274	GBP	225	—	(1)
HSBC Bank plc	9/21/22	USD	265	GBP	221	—	(4)
Morgan Stanley Capital Services Inc.	9/21/22	USD	179	GBP	149	—	(3)
Bank of New York	9/21/22	USD	166	GBP	137	—	(1)
UBS AG	9/21/22	USD	160	GBP	130	1	—
Standard Chartered Bank	9/21/22	USD	154	GBP	130	—	(4)
Deutsche Bank AG	9/21/22	USD	138	GBP	116	—	(3)
Toronto-Dominion Bank	9/21/22	USD	71	GBP	59	—	(1)
Barclays Bank plc	9/21/22	USD	51	GBP	41	—	—
Morgan Stanley Capital Services Inc.	9/21/22	USD	3	JPY	447	—	—
Bank of America, N.A.	9/21/22	USD	—	MXN	4	—	—
						1,563	(131)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/22/27	USD	1,939,640	1.000	19,518	1,738

Credit Protection Purchased
CDX-NA-HY-S37-V2	12/22/26	USD	1,139	(5.000)	(34)	74
					19,484	1,812
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A1	6/22/27	MSCS	5,890	1.000	(67)	67	—	(134)
1	Periodic premium received/paid quarterly.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,444,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,169,065)	16,610,054
Affiliated Issuers (Cost $46,294)	46,292
Total Investments in Securities	16,656,346
Investment in Vanguard	625
Foreign Currency, at Value (Cost $316)	315
Receivables for Investment Securities Sold	124,339
Receivables for Accrued Income	187,799
Receivables for Capital Shares Issued	2,945
Swap Premiums Paid	67
Variation Margin Receivable—Futures Contracts	3,037
Variation Margin Receivable—Centrally Cleared Swap Contracts	6,414
Unrealized Appreciation—Forward Currency Contracts	1,563
Other Assets	54
Total Assets	16,983,504
Liabilities
Due to Custodian	1,317
Payables for Investment Securities Purchased	9,419
Payables to Investment Advisor	620
Payables for Capital Shares Redeemed	12,411
Payables for Distributions	6,782
Payables to Vanguard	904
Unrealized Depreciation—Forward Currency Contracts	131
Unrealized Depreciation—Over-the-Counter Swap Contracts	134
Total Liabilities	31,718
Net Assets	16,951,786
At July 31, 2022, net assets consisted of:

Paid-in Capital	18,844,450
Total Distributable Earnings (Loss)	(1,892,664)
Net Assets	16,951,786

Investor Shares—Net Assets
Applicable to 458,479,213 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,023,672
Net Asset Value Per Share—Investor Shares	$8.78

Admiral Shares—Net Assets
Applicable to 1,473,100,508 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,928,114
Net Asset Value Per Share—Admiral Shares	$8.78

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest[1]	336,230
Total Income	336,230
Expenses
Investment Advisory Fees—Note B	1,410
The Vanguard Group—Note C
Management and Administrative— Investor Shares	3,923
Management and Administrative— Admiral Shares	6,112
Marketing and Distribution— Investor Shares	163
Marketing and Distribution— Admiral Shares	322
Custodian Fees	54
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	22
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	12,061
Net Investment Income	324,169
Realized Net Gain (Loss)
Investment Securities Sold[1]	(230,328)
Futures Contracts	(76,311)
Options Purchased	(121)
Options Written	162
Swap Contracts	(27,478)
Forward Currency Contracts	2,807
Foreign Currencies	174
Realized Net Gain (Loss)	(331,095)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,694,501)
Futures Contracts	18,175
Options Purchased	(24)
Options Written	(5)
Swap Contracts	11,074
Forward Currency Contracts	694
Foreign Currencies	(4)
Change in Unrealized Appreciation (Depreciation)	(2,664,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,671,517)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $464,000, ($64,000), and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	324,169	621,050
Realized Net Gain (Loss)	(331,095)	418,195
Change in Unrealized Appreciation (Depreciation)	(2,664,591)	(1,939,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,671,517)	(900,084)
Distributions
Investor Shares	(79,110)	(266,705)
Admiral Shares	(254,238)	(828,301)
Total Distributions	(333,348)	(1,095,006)
Capital Share Transactions
Investor Shares	(83,134)	256,812
Admiral Shares	430,963	821,786
Net Increase (Decrease) from Capital Share Transactions	347,829	1,078,598
Total Increase (Decrease)	(2,657,036)	(916,492)
Net Assets
Beginning of Period	19,608,822	20,525,314
End of Period	16,951,786	19,608,822

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.33	$11.42	$11.48	$9.79	$10.40	$10.06
Investment Operations
Net Investment Income[1]	.165	.323	.349	.381	.397	.405
Net Realized and Unrealized Gain (Loss) on Investments	(1.545)	(.836)	.399	1.854	(.560)	.520
Total from Investment Operations	(1.380)	(.513)	.748	2.235	(.163)	.925
Distributions
Dividends from Net Investment Income	(.170)	(.340)	(.368)	(.399)	(.413)	(.421)
Distributions from Realized Capital Gains	—	(.237)	(.440)	(.146)	(.034)	(.164)
Total Distributions	(.170)	(.577)	(.808)	(.545)	(.447)	(.585)
Net Asset Value, End of Period	$8.78	$10.33	$11.42	$11.48	$9.79	$10.40
Total Return[2]	-13.39%	-4.64%	6.54%	23.31%	-1.45%	9.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,024	$4,840	$5,070	$4,942	$4,098	$4,570
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.67%	2.94%	2.97%	3.57%	4.08%	3.87%
Portfolio Turnover Rate	14%	24%	30%	34%[3]	32%[3]	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1% and 0%, respectively, attributable to mortgage-dollar-roll activity.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.33	$11.42	$11.48	$9.79	$10.40	$10.06
Investment Operations
Net Investment Income[1]	.169	.334	.361	.392	.407	.415
Net Realized and Unrealized Gain (Loss) on Investments	(1.545)	(.836)	.399	1.853	(.560)	.520
Total from Investment Operations	(1.376)	(.502)	.760	2.245	(.153)	.935
Distributions
Dividends from Net Investment Income	(.174)	(.351)	(.380)	(.409)	(.423)	(.431)
Distributions from Realized Capital Gains	—	(.237)	(.440)	(.146)	(.034)	(.164)
Total Distributions	(.174)	(.588)	(.820)	(.555)	(.457)	(.595)
Net Asset Value, End of Period	$8.78	$10.33	$11.42	$11.48	$9.79	$10.40
Total Return[2]	-13.35%	-4.54%	6.64%	23.43%	-1.35%	9.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,928	$14,769	$15,455	$15,335	$12,820	$11,925
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.04%	3.07%	3.67%	4.18%	3.97%
Portfolio Turnover Rate	14%	24%	30%	34%[3]	32%[3]	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 1% and 0%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on

Long-Term Investment-Grade Fund
transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2022, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at July 31, 2022.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is

Long-Term Investment-Grade Fund
the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

Long-Term Investment-Grade Fund
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2022, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 10% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Long-Term Investment-Grade Fund
commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $108,000 for the six months ended July 31, 2022.
For the six months ended July 31, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $625,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Long-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,049,111	—	1,049,111
Asset-Backed/Commercial Mortgage-Backed Securities	—	43,536	—	43,536
Corporate Bonds	—	13,434,739	—	13,434,739
Floating Rate Loan Interests	—	934	—	934
Sovereign Bonds	—	229,582	—	229,582
Taxable Municipal Bonds	—	1,561,252	—	1,561,252
Temporary Cash Investments	46,292	290,900	—	337,192
Total	46,292	16,610,054	—	16,656,346
Derivative Financial Instruments
Assets
Futures Contracts[1]	11,416	—	—	11,416
Forward Currency Contracts	—	1,563	—	1,563
Swap Contracts	1,812[1]	—	—	1,812
Total	13,228	1,563	—	14,791
Liabilities
Futures Contracts[1]	2,489	—	—	2,489
Forward Currency Contracts	—	131	—	131
Swap Contracts	—	134	—	134
Total	2,489	265	—	2,754
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	67	67
Unrealized Appreciation—Futures Contracts[1]	11,416	—	—	11,416
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	1,812	1,812
Unrealized Appreciation—Forward Currency Contracts	—	1,563	—	1,563
Total Assets	11,416	1,563	1,879	14,858

Unrealized Depreciation—Futures Contracts[1]	2,489	—	—	2,489
Unrealized Depreciation—Forward Currency Contracts	—	131	—	131
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	134	134
Total Liabilities	2,489	131	134	2,754
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(76,311)	—	—	(76,311)
Options Purchased	—	—	(121)	(121)

Long-Term Investment-Grade Fund
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Options Written	—	—	162	162
Swap Contracts	(11,023)	—	(16,455)	(27,478)
Forward Currency Contracts	—	2,807	—	2,807
Realized Net Gain (Loss) on Derivatives	(87,334)	2,807	(16,414)	(100,941)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	18,175	—	—	18,175
Options Purchased	—	—	(24)	(24)
Options Written	—	—	(5)	(5)
Swap Contracts	1,135	—	9,939	11,074
Forward Currency Contracts	—	694	—	694
Change in Unrealized Appreciation (Depreciation) on Derivatives	19,310	694	9,910	29,914
F.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,238,068
Gross Unrealized Appreciation	297,935
Gross Unrealized Depreciation	(1,867,554)
Net Unrealized Appreciation (Depreciation)	(1,569,619)
G.	During the six months ended July 31, 2022, the fund purchased $2,070,955,000 of investment securities and sold $1,549,445,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $771,489,000 and $799,835,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $3,318,000 and sales were $2,073,000, resulting in net realized loss of $15,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	149,529	16,142	630,560	58,007
Issued in Lieu of Cash Distributions	76,998	8,534	259,726	23,855
Redeemed	(309,661)	(34,543)	(633,474)	(57,326)
Net Increase (Decrease)—Investor Shares	(83,134)	(9,867)	256,812	24,536
Admiral Shares
Issued	1,389,215	150,351	3,420,433	312,724
Issued in Lieu of Cash Distributions	214,260	23,779	697,288	64,043
Redeemed	(1,172,512)	(130,089)	(3,295,935)	(300,568)
Net Increase (Decrease)—Admiral Shares	430,963	44,041	821,786	76,199
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board also has renewed the investment advisory arrangement between Vanguard Long-Term Investment-Grade Fund and Wellington Management Company llp (Wellington Management). The board determined that renewing each fund’s advisory arrangements was in the best interests of the funds and their shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Vanguard. Vanguard has been managing investments for more than four decades and has advised the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since their inceptions, and a portion of the Long-Term Investment-Grade Fund since 2013. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of a deep and experienced team of investment-grade credit research analysts. The team conducts independent credit analysis on individual issuers in the universe of bonds considered for the fund. The portfolio manager draws upon the sector experience of these analysts and the broader fixed-income team at Wellington Management to manage the fund’s duration, sector, quality, and curve positioning. The firm has managed the Long-Term Investment-Grade Fund since its inception in 1973.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term and since inception performance of each fund and advisor, as applicable, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee for the Long-Term Investment-Grade Fund because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the Long-Term Investment-Grade Fund shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board also concluded that the Short-Term Investment-Grade, Intermediate-Term Investment-Grade, and Long-Term Investment-Grade Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q392 092022

Semiannual Report   |   July 31, 2022
Vanguard Ultra-Short-Term Bond Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	37
Liquidity Risk Management	39

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
Ultra-Short-Term Bond Fund	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$993.70	$0.99
Admiral™ Shares	1,000.00	994.30	0.49
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Ultra-Short-Term Bond Fund
Fund Allocation
As of July 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	15.1%
Corporate Bonds	61.8
Short-Term Reserves	0.2
Sovereign Bonds	2.6
Treasury/Agency	20.3
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Ultra-Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (1.8%)
U.S. Government Securities (1.8%)
[1,2]	United States Treasury Note/Bond	2.625%	12/31/23	300,000	298,641
Total U.S. Government and Agency Obligations (Cost $308,033)					298,641
Asset-Backed/Commercial Mortgage-Backed Securities (15.0%)
[3,4]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	188	188
[3,4]	American Credit Acceptance Receivables Trust Class A Series 2021-3	0.330%	6/13/25	4,217	4,210
[3,4]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	6,348	6,281
[3,4]	American Credit Acceptance Receivables Trust Class B Series 2021-1	0.610%	3/13/25	1,983	1,982
[3,4]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	3,500	3,484
[3,4]	American Credit Acceptance Receivables Trust Class B Series 2021-3	0.660%	2/13/26	11,750	11,588
[3,4]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	9,200	8,994
[4]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	9,567	9,518
[4]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-3	0.410%	2/18/25	15,856	15,679
[4]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	45,610	45,653
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	2,679	2,659
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	9,960	9,838
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	13,881	13,674
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	8,320	8,088
[4]	AmeriCredit Automobile Receivables Trust Class B Series 2019-3	2.130%	7/18/25	17,539	17,498
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	1,502	1,501
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,443
[3,4]	ARI Fleet Lease Trust Class A2 Series 2020-A	1.770%	8/15/28	1,169	1,168
4

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	6,423	6,302
[3,4]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	3,530	3,480
[3,4]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,907
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	8,745	8,744
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	9,350	9,311
[4]	BMW Vehicle Lease Trust Class A2 Series 2022-1	0.670%	5/28/24	19,895	19,699
[4]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,062
[3,4,5]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	10,270	9,889
[4,5]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	2.324%	2/25/30	29	29
[3,4]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	3,504	3,486
[4]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	15,152	14,972
[4]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	26,678	26,321
[4]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	2,549	2,540
[4]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	7,698	7,646
[4]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	14,780	14,649
[4]	CarMax Auto Owner Trust Class A3 Series 2019-1	3.050%	3/15/24	94	94
[4]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	25,465	25,085
[4]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	3,680	3,659
[4]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,480
[4]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	11,008	10,902
[4]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	5,700	5,581
[3,4]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	2,947	2,946
[3,4]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/15/32	7,827	7,750
[4]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	14,963	14,737
[4]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	4,317	4,251
[4]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,163
[4]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	26	26
[4]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	2,011	2,007
[3,4,5,6]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR + 0.750%	2.264%	10/25/41	13,590	13,480
[3,4]	Dell Equipment Finance Trust Class A2 Series 2021-1	0.330%	5/22/26	11,428	11,353
[3,4]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	11,582	11,402
[3,4]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	14,410	14,428
[3,4]	Dell Equipment Finance Trust Class A3 Series 2020-2	0.570%	10/23/23	18,781	18,543
[3,4]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	7,565	7,478
[3,4]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	14,118	13,874
[3,4]	Dllmt LLC Class A2 Series 2021-1	0.600%	3/20/24	21,184	20,916
[3,4]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	11,000	10,842
[3,4]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	2,810	2,808
[3,4]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	8,264	8,031
[4]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	26,545	26,410
[4]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	28,840	28,447
[4]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	12,062	12,005
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	1,520	1,511
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	1,567	1,567
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	4,124	4,130
[4]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	979	978
5

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	2,130	2,102
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	2,130	2,096
[3,4]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	2,886	2,878
[3,4]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	6,859	6,811
[3,4]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	13,718	13,533
[3,4]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	9,229	9,111
[3,4]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	8,490	8,413
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	11,745	11,453
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	4,800	4,657
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	14,376	13,781
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	12,687	12,189
[4]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	1,258	1,256
[4]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	12,465	12,359
[4]	Exeter Automobile Receivables Trust Class A3 Series 2021-4A	0.680%	7/15/25	20,610	20,426
[4]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	18,000	17,779
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	2.414%	11/25/41	21,125	21,140
[3,4]	Flagship Credit Auto Trust Class A Series 2020-3	0.700%	4/15/25	3,408	3,389
[3,4]	Flagship Credit Auto Trust Class A Series 2021-1	0.310%	6/16/25	3,633	3,590
[3,4]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	12,684	12,536
[3,4]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	23,614	23,055
[3,4]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	14,043	13,721
[4]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	5,172	5,126
[4]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	3,319	3,317
[4]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	43,720	42,492
[4]	Ford Credit Auto Lease Trust Class A4 Series 2020-B	0.690%	10/15/23	7,150	7,130
[4]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	2,630	2,619
[4]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	4,790	4,757
[4]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	10,450	10,163
[4]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	8,350	8,297
[3,4]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	23,140	23,071
[4]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	23,500	23,454
[4]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	3,431	3,393
[4]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	30,428	30,038
[4]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	9,179	9,166
[4]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,340	2,280
[4]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	3,500	3,441
[4]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,617
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	8,875	8,870
[4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	17,743	17,730
[4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	52,100	50,383
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	6,730	6,509
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	2.314%	10/25/41	19,430	19,180
[3,4]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	8,790	8,675
6

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	15,674	15,413
[3,4]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	3,868	3,851
[3,4]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	13,630	13,483
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	2,722	2,717
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	8,224	8,198
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	37,500	36,849
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2020-2	1.010%	7/22/24	2,010	2,001
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	6,440	6,379
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	7,470	7,448
[4]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	5,250	5,261
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	1,180	1,170
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	1,680	1,666
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-3	1.710%	2/20/25	4,760	4,655
[4]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	18,527	18,315
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	7,268	7,206
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	8,810
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	1,987
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	860
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,609
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	28,416
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,614
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,316
[3,4,5]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	1.974%	8/25/60	1,018	1,018
[4,5]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	4,719	4,665
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	9,401	9,203
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	5,660	5,586
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	14,780	14,584
[3,4]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	2,760	2,714
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-4	1.870%	1/20/26	1,900	1,879
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,607
7

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,275
[3,4]	HPEFS Equipment Trust Class A2 Series 2021-1A	0.270%	3/20/31	10,527	10,477
[3,4]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	9,920	9,832
[3,4]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	14,500	14,212
[3,4]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	10,500	10,182
[3,4]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	25,259	24,976
[3,4]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	25,716	25,328
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-B	0.510%	9/15/23	14,894	14,824
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-A	0.330%	1/16/24	17,273	17,128
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	3,970	3,877
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2020-B	0.580%	6/17/24	5,030	4,950
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-A	0.420%	12/16/24	4,280	4,183
[4]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	12,500	12,502
[4]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	8,522	8,418
[4]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	13,017	12,832
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	4,727	4,681
[4]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	9,018
[4]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	7,735
[4]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	13,330	13,336
[4]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	8,505	8,348
[4]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,652
[3,4]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	12,397	12,005
[3,4]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	7,605	7,350
[3,4]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	13,885	13,364
[3,4]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	1,160	1,135
[3,4]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	7,686	7,474
[3,4]	JPMorgan Chase Bank NA Class B Series 2020-1	0.991%	1/25/28	6,821	6,715
[3,4]	JPMorgan Chase Bank NA Class C Series 2020-1	1.389%	1/25/28	715	703
[3,4]	JPMorgan Chase Bank NA Class D Series 2020-1	1.886%	1/25/28	560	551
[3,4]	Kubota Credit Owner Trust Class A2 Series 2022-2	4.070%	6/17/25	17,370	17,416
[3,4]	Kubota Credit Owner Trust Class A3 Series 2020-1	1.960%	3/15/24	4,161	4,129
[3,4]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	16,006	15,646
[3,4]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,554
[3,4,5]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	720	713
[3,4]	Master Credit Card Trust II Class A Series 2020-1	1.990%	9/21/24	5,320	5,275
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	20,110	19,524
[4]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	4,775	4,686
8

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	4,218	4,148
[4]	Nissan Auto Lease Trust Class A2 Series 2021-A	0.300%	12/15/23	22,340	22,130
[4]	Nissan Auto Lease Trust Class A3 Series 2020-B	0.430%	10/16/23	15,734	15,665
[4]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	27,760	26,981
[4]	Nissan Auto Lease Trust Class A4 Series 2020-B	0.490%	1/15/26	6,930	6,834
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	1,136	1,135
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	11,224	11,108
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-C	3.270%	6/16/25	1,336	1,336
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	6,626
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	7,030	6,785
[3,4,5]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	3.036%	1/16/60	1,054	1,053
[3,4,5]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	3.126%	6/20/60	2,272	2,262
[3,4,5]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, 1M USD LIBOR + 0.900%	3.056%	11/18/60	2,074	2,077
[3,4]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	4,100	3,995
[3,4,5]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	2.648%	12/5/59	1,649	1,646
[3,4,5]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	1.379%	2/3/53	14,359	14,268
[3,4]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	2,426	2,423
[3,4]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	11,409	11,005
[3,4]	Santander Consumer Auto Receivables Trust Class A Series 2020-A	1.370%	10/15/24	846	844
[4]	Santander Drive Auto Receivables Trust Class A2 Series 2021-4	0.370%	8/15/24	6,247	6,235
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	2,964	2,959
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2021-3	0.330%	3/17/25	19,529	19,423
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2021-4	0.510%	8/15/25	20,500	20,220
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-2	2.980%	10/15/26	8,800	8,689
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	940	931
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	19,480	19,497
[4]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	12,500	12,353
[4]	Santander Drive Auto Receivables Trust Class B Series 2021-3	0.600%	12/15/25	16,000	15,765
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	10,000	9,770
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	4,375	4,350
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	10,391	10,261
[4]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	7,620	7,433
9

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	4,592	4,591
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	5,812	5,820
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	2,603	2,603
[3,4]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	14,490	14,384
[3,4]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	18,135	17,998
[3,4]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	22,600	21,787
[3,4]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	16,890	16,387
[3,4]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,618
[3,4]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	4,050	4,003
[3,4]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,790	4,783
[4]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	11,090	11,106
[4]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	1,970	1,968
[3,4]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	23,335	22,819
[3,4]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	14,677	14,540
[3,4]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	1,270	1,251
[3,4]	Tesla Auto Lease Trust Class B Series 2020-A	1.180%	1/22/24	2,080	2,039
[3,4]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	1,050	1,028
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	860	845
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	2,300	2,284
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,333
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,170
[3,4]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	5,861	5,838
[3,4]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	19,800	19,146
[4]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	10,135	9,895
[4]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	4,700	4,583
[4]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	43,360	42,710
[4]	Verizon Owner Trust Class A1A Series 2019-B	2.330%	12/20/23	344	343
[4]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	21,961	21,858
[4]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,280	16,097
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	13,120
[4]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	11,000	10,915
[4]	Verizon Owner Trust Class C Series 2020-A	2.060%	7/22/24	14,500	14,323
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	21,010	20,218
[4]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	19,000	18,860
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,478
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	20,469	20,028
[3,4]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,425
[3,4]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	12,769	12,679
10

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	14,085	13,904
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	32,220	31,332
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	28,100	27,503
[3,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	4,040	3,963
[3,4]	Wheels SPV 2 LLC Class A2 Series 2020-1A	0.510%	8/20/29	4,192	4,141
[3,4]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,475	3,338
[4]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	14,305	14,125
[4]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	10,674	10,669
[4]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	730	721
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	1,200	1,187
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2020-B	0.700%	2/17/26	5,000	4,863
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	3,890	3,858
[4]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	11,001	10,915
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,548,730)					2,505,435
Corporate Bonds (61.5%)
Communications (2.4%)
	AT&T Inc.	1.700%	3/25/26	20	18
	British Telecommunications plc	4.500%	12/4/23	8,059	8,112
[3]	Cox Communications Inc.	2.950%	6/30/23	43,811	43,454
[3]	Deutsche Telekom International Finance BV	2.485%	9/19/23	1,050	1,039
	Discovery Communications LLC	2.950%	3/20/23	21,231	21,166
	Discovery Communications LLC	3.950%	6/15/25	4,258	4,221
[3]	Magallanes Inc.	3.428%	3/15/24	37,540	36,959
[3]	NTT Finance Corp.	0.373%	3/3/23	147,500	144,988
[3]	NTT Finance Corp.	4.142%	7/26/24	9,460	9,557
[7]	Optus Finance Pty Ltd.	3.250%	8/23/22	7,500	5,239
[3]	Sky Ltd.	3.125%	11/26/22	10,960	10,953
	Take-Two Interactive Software Inc.	3.300%	3/28/24	11,250	11,207
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	24,608	24,550
[7]	Verizon Communications Inc.	3.500%	2/17/23	37,630	26,259
	Vodafone Group plc	2.500%	9/26/22	3,472	3,469
[7]	Vodafone Group plc	3.250%	12/13/22	48,840	34,099
[5,7]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	2.672%	12/13/22	4,970	3,474
	Walt Disney Co.	0.000%	9/20/22	17,900	17,829
					406,593
Consumer Discretionary (3.8%)
	American Honda Finance Corp.	0.400%	10/21/22	53,271	52,966
	American Honda Finance Corp.	2.050%	1/10/23	15,691	15,625
	American Honda Finance Corp.	1.950%	5/10/23	24,393	24,170
	American Honda Finance Corp.	0.875%	7/7/23	51,135	50,007
	American Honda Finance Corp.	3.450%	7/14/23	1,355	1,356
	American Honda Finance Corp.	0.650%	9/8/23	49,057	47,792
	American Honda Finance Corp.	3.625%	10/10/23	1,550	1,559
	AutoZone Inc.	3.125%	7/15/23	14,980	14,897
11

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BMW US Capital LLC	3.450%	4/12/23	3,099	3,099
[3]	BMW US Capital LLC	3.150%	4/18/24	10,000	9,963
[3]	Daimler Finance North America LLC	2.550%	8/15/22	23,647	23,645
[3]	Daimler Finance North America LLC	3.350%	2/22/23	3,393	3,390
[3]	Daimler Finance North America LLC	1.750%	3/10/23	17,177	16,983
[3]	Daimler Finance North America LLC	3.700%	5/4/23	400	400
	DR Horton Inc.	4.750%	2/15/23	6,266	6,296
[3]	ERAC USA Finance LLC	3.300%	10/15/22	471	471
[3]	ERAC USA Finance LLC	2.700%	11/1/23	33,025	32,570
	General Motors Co.	4.875%	10/2/23	500	506
	General Motors Co.	5.400%	10/2/23	20,612	20,974
	General Motors Financial Co. Inc.	3.250%	1/5/23	5,349	5,342
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,898	2,895
	General Motors Financial Co. Inc.	4.250%	5/15/23	100	100
	General Motors Financial Co. Inc.	4.150%	6/19/23	975	977
	General Motors Financial Co. Inc.	1.700%	8/18/23	23,095	22,562
	Lennar Corp.	4.875%	12/15/23	8,327	8,421
	Lennar Corp.	5.875%	11/15/24	15,641	16,111
	McDonald's Corp.	3.350%	4/1/23	11,375	11,380
[3]	Nissan Motor Acceptance Co. LLC	2.600%	9/28/22	100	100
[3]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	10,885	10,838
[3]	Nissan Motor Co. Ltd.	3.043%	9/15/23	34,851	34,362
	O'Reilly Automotive Inc.	3.800%	9/1/22	12,452	12,452
	Starbucks Corp.	3.100%	3/1/23	14,493	14,507
	Toyota Motor Credit Corp.	0.400%	4/6/23	35,000	34,421
	Toyota Motor Credit Corp.	0.500%	8/14/23	9,352	9,098
	Toyota Motor Credit Corp.	1.350%	8/25/23	4,901	4,813
	Toyota Motor Credit Corp.	2.500%	3/22/24	46,595	46,108
[7]	Volkswagen Financial Services Australia Pty Ltd.	3.500%	9/14/22	4,670	3,264
[7]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	32,110	22,315
[5,7]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	2.922%	9/14/22	16,520	11,543
[3]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	20,797	20,777
[3]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	8,429	8,480
[3]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	6,376	6,139
					633,674
Consumer Staples (2.2%)
[3]	7-Eleven Inc.	0.625%	2/10/23	40,485	39,854
[3]	7-Eleven Inc.	0.800%	2/10/24	20,365	19,463
	Altria Group Inc.	2.950%	5/2/23	2,000	1,982
[5,7]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	2.212%	9/6/22	27,790	19,412
	BAT Capital Corp.	2.764%	8/15/22	2,600	2,599
	Campbell Soup Co.	3.650%	3/15/23	24,646	24,658
[3]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	17,000	16,568
	Conagra Brands Inc.	0.500%	8/11/23	17,500	16,918
	Constellation Brands Inc.	3.600%	5/9/24	19,000	19,009
	Dollar General Corp.	3.250%	4/15/23	62	62
	General Mills Inc.	2.600%	10/12/22	23,025	23,023
[3]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	22,450	22,185
	Hormel Foods Corp.	0.650%	6/3/24	5,000	4,784
[3]	JDE Peet's NV	0.800%	9/24/24	25,000	23,359
	Keurig Dr Pepper Inc.	0.750%	3/15/24	7,970	7,626
	McCormick & Co. Inc.	2.700%	8/15/22	22,999	22,999
[3]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	48,664	48,595
12

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mondelez International Inc.	2.125%	3/17/24	8,475	8,308
	Philip Morris International Inc.	2.375%	8/17/22	1,500	1,500
	Philip Morris International Inc.	1.125%	5/1/23	25,000	24,610
	Philip Morris International Inc.	2.125%	5/10/23	1,860	1,843
[3]	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	434	436
[3]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,560	5,466
	Reynolds American Inc.	4.850%	9/15/23	437	443
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	14,585	14,146
					369,848
Energy (3.2%)
	BP Capital Markets America Inc.	2.750%	5/10/23	46,480	46,480
	Canadian Natural Resources Ltd.	2.950%	1/15/23	26,239	26,185
	ConocoPhillips Co.	2.400%	12/15/22	13,172	13,130
	Ecopetrol SA	5.875%	9/18/23	21,170	21,410
	Enbridge Inc.	0.550%	10/4/23	34,200	33,025
[5]	Enbridge Inc., SOFR + 0.400%	1.792%	2/17/23	20,000	19,911
[5]	Enbridge Inc., SOFR + 0.630%	1.987%	2/16/24	13,390	13,208
	Energy Transfer LP	3.600%	2/1/23	23,465	23,401
	Energy Transfer LP	4.250%	3/15/23	2,262	2,263
	Enterprise Products Operating LLC	3.350%	3/15/23	31,336	31,340
	EOG Resources Inc.	2.625%	3/15/23	51,882	51,673
	Kinder Morgan Inc.	3.150%	1/15/23	34,888	34,824
[3]	Kinder Morgan Inc.	5.625%	11/15/23	8,538	8,675
	MPLX LP	4.500%	7/15/23	4,000	4,020
	Phillips 66	3.700%	4/6/23	12,750	12,779
	Pioneer Natural Resources Co.	0.550%	5/15/23	32,382	31,644
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	11,900	11,973
[3]	Saudi Arabian Oil Co.	1.250%	11/24/23	766	743
	Saudi Arabian Oil Co.	1.250%	11/24/23	200	194
	Schlumberger Investment SA	3.650%	12/1/23	6,000	6,048
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	6,090	6,173
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	43,647	43,615
[3]	Southern Natural Gas Co. LLC	0.625%	4/28/23	13,500	13,109
	Spectra Energy Partners LP	4.750%	3/15/24	1,129	1,143
[3]	Texas Eastern Transmission LP	2.800%	10/15/22	275	274
	Thai Oil PCL	3.625%	1/23/23	2,520	2,514
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	10,220	10,200
	TransCanada PipeLines Ltd.	3.750%	10/16/23	18,650	18,668
	TransCanada PipeLines Ltd.	1.000%	10/12/24	10,186	9,577
	Williams Cos. Inc.	3.700%	1/15/23	21,228	21,215
	Williams Cos. Inc.	4.300%	3/4/24	10,244	10,296
					529,710
Financials (30.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	52,970	52,718
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	29,189	29,175
[5]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	2.712%	9/29/23	37,100	36,538
[3]	AIG Global Funding	0.800%	7/7/23	16,265	15,880
[3]	AIG Global Funding	0.400%	9/13/23	62,000	60,000
[3]	AIG Global Funding	0.450%	12/8/23	15,000	14,378
	Air Lease Corp.	3.875%	7/3/23	12,623	12,528
	Air Lease Corp.	3.000%	9/15/23	1,843	1,818
	Allstate Corp.	3.150%	6/15/23	7,966	7,971
13

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	3.050%	6/5/23	15,227	15,118
	Ally Financial Inc.	1.450%	10/2/23	91,708	89,131
	American Express Co.	3.400%	2/27/23	34,235	34,317
	Ameriprise Financial Inc.	4.000%	10/15/23	11,775	11,853
	Aon Corp.	2.200%	11/15/22	21,990	21,934
	Aon plc	4.000%	11/27/23	28,060	28,249
[3]	ASB Bank Ltd.	3.750%	6/14/23	3,800	3,805
[3]	Athene Global Funding	2.800%	5/26/23	51,891	51,502
[3]	Athene Global Funding	1.200%	10/13/23	26,054	25,171
[3]	Athene Global Funding	0.950%	1/8/24	52,152	49,792
[5,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	4.251%	7/26/29	2,568	1,796
	Banco Santander SA	0.701%	6/30/24	20,000	19,331
[5,7]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	3.841%	1/19/23	6,200	4,341
	Bank of America Corp.	3.300%	1/11/23	1,812	1,813
	Bank of America Corp.	3.004%	12/20/23	66,849	66,680
	Bank of America Corp.	3.550%	3/5/24	82,095	81,960
	Bank of America Corp.	1.486%	5/19/24	19,000	18,649
	Bank of America Corp.	0.523%	6/14/24	20,000	19,402
	Bank of Montreal	0.400%	9/15/23	134,700	130,509
	Bank of Montreal	0.625%	7/9/24	1,800	1,707
	Bank of Nova Scotia	1.625%	5/1/23	3,338	3,300
	Bank of Nova Scotia	0.400%	9/15/23	89,065	86,271
[3]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	62,997	62,816
[3]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	132,576	132,906
[5,7]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	3.505%	6/15/23	14,250	10,003
[3]	BNP Paribas SA	3.500%	3/1/23	23,017	23,004
[5,7]	BNP Paribas SA, 3M Australian Bank Bill Rate + 1.750%	3.493%	12/16/22	5,650	3,957
[3]	BPCE SA	5.700%	10/22/23	12,210	12,350
[5,7]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	3.351%	4/26/23	9,590	6,721
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	31,610	30,780
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	11,994	11,736
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	4,521	4,490
	Capital One Bank USA NA	3.375%	2/15/23	59,515	59,484
	Charles Schwab Corp.	2.650%	1/25/23	12,978	12,948
	Chubb INA Holdings Inc.	2.875%	11/3/22	12,990	12,984
	Citigroup Inc.	2.700%	10/27/22	26,907	26,905
	Citigroup Inc.	3.500%	5/15/23	1,950	1,952
	Citigroup Inc.	3.875%	10/25/23	3,500	3,539
	Citigroup Inc.	1.678%	5/15/24	29,203	28,737
	Citigroup Inc.	4.044%	6/1/24	91,975	92,096
	Citigroup Inc.	0.776%	10/30/24	18,000	17,267
[3]	Cooperatieve Rabobank UA	3.875%	9/26/23	61,900	61,989
[3]	Cooperatieve Rabobank UA	2.625%	7/22/24	29,990	29,245
	Credit Suisse AG	0.520%	8/9/23	55,305	53,512
[3]	Credit Suisse Group AG	2.997%	12/14/23	20,620	20,509
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	25,624	25,636
[3]	Danske Bank A/S	1.171%	12/8/23	45,475	44,935
[3]	Danske Bank A/S	1.226%	6/22/24	36,006	34,030
	Danske Bank A/S	1.226%	6/22/24	4,760	4,499
	Deutsche Bank AG	3.300%	11/16/22	13,363	13,356
	Deutsche Bank AG	0.962%	11/8/23	3,700	3,565
	Discover Bank	3.350%	2/6/23	33,861	33,807
	Discover Bank	4.200%	8/8/23	41,311	41,512
14

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DNB Bank ASA	2.968%	3/28/25	75,000	73,588
[3]	Equitable Financial Life Global Funding	0.500%	4/6/23	50,950	49,881
	Equitable Holdings Inc.	3.900%	4/20/23	46,492	46,652
	Fidelity National Financial Inc.	5.500%	9/1/22	550	550
	Fifth Third Bancorp	4.300%	1/16/24	919	926
	First Republic Bank	1.912%	2/12/24	28,143	27,860
[3]	Five Corners Funding Trust	4.419%	11/15/23	9,989	10,040
	Franklin Resources Inc.	2.800%	9/15/22	13,642	13,625
	Globe Life Inc.	3.800%	9/15/22	155	155
	Goldman Sachs Group Inc.	0.523%	3/8/23	9,000	8,828
	Goldman Sachs Group Inc.	0.627%	11/17/23	4,711	4,667
	Goldman Sachs Group Inc.	1.217%	12/6/23	65,000	63,021
	Goldman Sachs Group Inc.	0.673%	3/8/24	17,500	17,141
	Goldman Sachs Group Inc.	0.925%	10/21/24	54,900	52,737
[5,7]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.200%	5/16/23	2,800	1,958
[3]	Guardian Life Global Funding	3.400%	4/25/23	18,931	18,918
	HSBC Holdings plc	3.600%	5/25/23	11,000	11,008
	HSBC Holdings plc	3.033%	11/22/23	10,000	9,974
[7]	HSBC Holdings plc	3.350%	2/16/24	29,487	20,476
	HSBC Holdings plc	3.950%	5/18/24	90,623	90,406
	HSBC Holdings plc	0.732%	8/17/24	38,760	37,270
	HSBC Holdings plc	1.162%	11/22/24	26,200	25,104
	Huntington National Bank	3.550%	10/6/23	850	850
	International Finance Corp.	5.875%	8/15/22	2,555	2,556
[3]	Jackson Financial Inc.	1.125%	11/22/23	13,915	13,404
[3]	Jackson National Life Global Funding	2.375%	9/15/22	500	500
	JPMorgan Chase & Co.	3.250%	9/23/22	29,693	29,718
	JPMorgan Chase & Co.	3.200%	1/25/23	8,900	8,909
	JPMorgan Chase & Co.	3.375%	5/1/23	8,605	8,622
	JPMorgan Chase & Co.	2.700%	5/18/23	8,372	8,332
	JPMorgan Chase & Co.	0.697%	3/16/24	10,000	9,814
	JPMorgan Chase & Co.	1.514%	6/1/24	53,139	52,086
	JPMorgan Chase & Co.	0.653%	9/16/24	15,246	14,669
	JPMorgan Chase & Co.	4.023%	12/5/24	55,000	55,115
	KeyBank NA	2.300%	9/14/22	500	500
	KeyBank NA	0.423%	1/3/24	8,330	8,218
	Legg Mason Inc.	3.950%	7/15/24	10,000	10,016
[3]	Liberty Mutual Group Inc.	4.250%	6/15/23	7,000	7,012
	Lincoln National Corp.	4.000%	9/1/23	4,168	4,194
[7]	Lloyds Bank plc	1.650%	8/12/22	8,750	6,110
[7]	Lloyds Banking Group plc	3.650%	3/20/23	8,970	6,259
	Lloyds Banking Group plc	4.050%	8/16/23	77,829	78,024
	Lloyds Banking Group plc	2.907%	11/7/23	24,800	24,704
[7]	Lloyds Banking Group plc	3.900%	11/23/23	8,880	6,186
	Lloyds Banking Group plc	0.695%	5/11/24	77,785	75,517
	Loews Corp.	2.625%	5/15/23	3,000	2,993
[3]	Macquarie Group Ltd.	3.189%	11/28/23	19,113	19,068
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,853	4,865
[3]	MassMutual Global Funding II	2.500%	10/17/22	17,142	17,114
[3]	MassMutual Global Funding II	0.850%	6/9/23	44,362	43,409
[3]	MassMutual Global Funding II	0.480%	8/28/23	65,560	63,525
	MetLife Inc.	4.368%	9/15/23	2,150	2,177
[3]	Metropolitan Life Global Funding I	3.000%	1/10/23	5,692	5,686
[3]	Metropolitan Life Global Funding I	1.950%	1/13/23	22,000	21,843
15

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Metropolitan Life Global Funding I	0.900%	6/8/23	54,346	53,272
[3]	Metropolitan Life Global Funding I	0.400%	1/7/24	36,380	34,798
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	18,250	18,247
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	52,088	52,055
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	3,650	3,576
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	35,185	33,933
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	13,800	13,949
[3]	Mizuho Bank Ltd.	3.600%	9/25/24	8,700	8,657
	Mizuho Financial Group Inc.	2.601%	9/11/22	22,545	22,541
	Mizuho Financial Group Inc.	3.549%	3/5/23	5,500	5,497
	Mizuho Financial Group Inc.	1.241%	7/10/24	47,611	46,331
	Morgan Stanley	4.875%	11/1/22	64,824	65,118
	Morgan Stanley	3.125%	1/23/23	10,130	10,133
	Morgan Stanley	4.100%	5/22/23	11,136	11,189
	Morgan Stanley	0.560%	11/10/23	22,323	22,118
	Morgan Stanley	0.529%	1/25/24	78,994	77,724
	Morgan Stanley	0.731%	4/5/24	15,395	15,058
	Morgan Stanley	3.737%	4/24/24	10,000	9,984
[3]	MUFG Bank Ltd.	3.200%	2/26/23	7,960	7,948
	Nasdaq Inc.	0.445%	12/21/22	10,613	10,494
[3]	National Bank of Canada	2.150%	10/7/22	30,655	30,609
	National Bank of Canada	2.100%	2/1/23	40,826	40,618
	National Bank of Canada	0.900%	8/15/23	8,474	8,464
[3]	Nationwide Building Society	2.000%	1/27/23	53,975	53,485
	Natwest Group plc	6.125%	12/15/22	4,957	4,995
[3]	NatWest Markets plc	3.625%	9/29/22	1,351	1,355
[3]	New York Life Global Funding	1.100%	5/5/23	12,170	11,964
[3]	New York Life Global Funding	0.550%	4/26/24	350	332
[3]	Nordea Bank Abp	4.250%	9/21/22	5,080	5,080
[3]	Nordea Bank Abp	3.750%	8/30/23	29,322	29,352
	Nordea Bank Abp	3.750%	8/30/23	12,061	12,073
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	655	656
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	747	743
	PNC Bank NA	2.700%	11/1/22	18,577	18,567
	PNC Bank NA	3.800%	7/25/23	24,920	25,010
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,978	7,012
[3]	Pricoa Global Funding I	3.450%	9/1/23	22,549	22,548
	Principal Financial Group Inc.	3.300%	9/15/22	5,440	5,443
	Principal Financial Group Inc.	3.125%	5/15/23	6,641	6,628
[3]	Principal Life Global Funding II	0.500%	1/8/24	9,500	9,095
[3]	Protective Life Global Funding	0.502%	4/12/23	4,360	4,269
[3]	Protective Life Global Funding	1.082%	6/9/23	13,690	13,400
[3]	Protective Life Global Funding	0.391%	7/7/23	31,000	30,092
[3]	Protective Life Global Funding	0.631%	10/13/23	4,426	4,286
	Protective Life Global Funding	0.631%	10/13/23	12,200	11,813
[3]	Reliance Standard Life Global Funding II	2.150%	1/21/23	19,915	19,743
[3]	Reliance Standard Life Global Funding II	3.850%	9/19/23	44,405	44,455
	Royal Bank of Canada	1.600%	4/17/23	5,794	5,730
	Royal Bank of Canada	3.700%	10/5/23	18,700	18,807
	Royal Bank of Canada	3.970%	7/26/24	160,145	161,079
	Santander Holdings USA Inc.	3.400%	1/18/23	2,781	2,775
[3]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	19,750	19,686
[3]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	83,440	80,891
[3]	Standard Chartered plc	1.319%	10/14/23	68,973	68,574
[3]	Standard Chartered plc	0.991%	1/12/25	40,000	37,880
16

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Bank of India	4.500%	9/28/23	6,550	6,600
[5,7]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.660%	1.740%	8/18/22	13,000	9,080
[5,7]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.730%	1.900%	11/29/22	8,750	6,116
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	31,925	31,918
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	40,000	39,974
[7]	Sumitomo Mitsui Financial Group Inc.	3.604%	3/7/23	16,380	11,441
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	27,382	27,415
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	4,912	4,941
[3]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	22,300	21,612
[3]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	1,160	1,104
[3]	Swedbank AB	1.300%	6/2/23	17,950	17,613
	Toronto-Dominion Bank	0.750%	6/12/23	19,426	18,998
	Truist Financial Corp.	2.200%	3/16/23	9,000	8,942
[3]	UBS Group AG	2.859%	8/15/23	129,089	129,072
[3]	UBS Group AG	1.008%	7/30/24	40,445	39,250
[3]	USAA Capital Corp.	1.500%	5/1/23	2,548	2,512
[7]	Wells Fargo & Co.	5.250%	9/7/22	13,920	9,746
	Wells Fargo & Co.	3.750%	1/24/24	84,919	85,422
	Wells Fargo & Co.	1.654%	6/2/24	106,159	104,167
[5,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	3.578%	6/22/28	41,700	29,142
	Willis North America Inc.	3.600%	5/15/24	15,566	15,492
					5,076,375
Health Care (5.9%)
	AbbVie Inc.	3.200%	11/6/22	10,571	10,566
	AbbVie Inc.	2.300%	11/21/22	34,891	34,826
	Aetna Inc.	2.750%	11/15/22	41,965	41,953
	Aetna Inc.	2.800%	6/15/23	33,028	32,842
	AmerisourceBergen Corp.	0.737%	3/15/23	31,363	30,801
	Amgen Inc.	2.250%	8/19/23	17,000	16,827
	Anthem Inc.	2.950%	12/1/22	11,600	11,588
	Anthem Inc.	3.300%	1/15/23	38,155	38,148
	Astrazeneca Finance LLC	0.700%	5/28/24	27,765	26,484
[5]	Baxter International Inc.	1.883%	12/1/23	42,000	41,547
[3]	Bayer US Finance II LLC	3.875%	12/15/23	21,047	21,051
	Bristol-Myers Squibb Co.	2.000%	8/1/22	1,750	1,750
	Bristol-Myers Squibb Co.	0.537%	11/13/23	35,175	34,135
	Cardinal Health Inc.	3.200%	3/15/23	5,299	5,291
	Cigna Corp.	3.050%	11/30/22	29,047	29,029
	Cigna Corp.	3.750%	7/15/23	40,501	40,590
	Cigna Corp.	0.613%	3/15/24	6,000	5,739
	CVS Health Corp.	4.750%	12/1/22	1,795	1,797
	DH Europe Finance II Sarl	2.050%	11/15/22	77,443	77,168
	Gilead Sciences Inc.	0.750%	9/29/23	26,355	25,607
	Humana Inc.	3.150%	12/1/22	25,110	25,104
	Humana Inc.	2.900%	12/15/22	62,131	62,016
	Humana Inc.	0.650%	8/3/23	30,500	29,643
	Illumina Inc.	0.550%	3/23/23	28,917	28,279
	McKesson Corp.	2.700%	12/15/22	7,947	7,925
	Merck & Co. Inc.	2.400%	9/15/22	2,500	2,499
[3]	Mylan Inc.	3.125%	1/15/23	20,916	20,789
	Mylan Inc.	4.200%	11/29/23	9,000	9,018
	PerkinElmer Inc.	0.550%	9/15/23	45,170	43,653
17

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Roche Holdings Inc.	2.132%	3/10/25	4,770	4,665
	Royalty Pharma plc	0.750%	9/2/23	16,014	15,478
	Stryker Corp.	0.600%	12/1/23	25,000	24,097
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	42,453	42,827
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	20,000	19,441
[5]	Thermo Fisher Scientific Inc., SOFR + 0.350%	2.522%	4/18/23	80,000	79,764
	UnitedHealth Group Inc.	2.375%	10/15/22	14,049	14,041
	UnitedHealth Group Inc.	3.500%	6/15/23	1,624	1,633
	Zoetis Inc.	3.250%	2/1/23	22,224	22,178
					980,789
Industrials (2.4%)
[7]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	5,000	3,500
	Boeing Co.	1.167%	2/4/23	44,000	43,433
	Boeing Co.	4.508%	5/1/23	31,581	31,671
	Caterpillar Financial Services Corp.	1.900%	9/6/22	21,180	21,166
	CNH Industrial Capital LLC	1.950%	7/2/23	2,879	2,822
	CNH Industrial Capital LLC	4.200%	1/15/24	190	191
	CNH Industrial NV	4.500%	8/15/23	638	641
[3]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	10,695	10,317
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	28,200	27,252
	L3Harris Technologies Inc.	3.850%	6/15/23	22,215	22,227
	Norfolk Southern Corp.	3.850%	1/15/24	1,000	1,006
	Northrop Grumman Corp.	3.250%	8/1/23	7,654	7,647
	PACCAR Financial Corp.	3.150%	6/13/24	26,665	26,566
[7]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	9,520	6,658
	Quanta Services Inc.	0.950%	10/1/24	10,565	9,849
	Rockwell Automation Inc.	0.350%	8/15/23	29,100	28,222
	Ryder System Inc.	2.500%	9/1/22	12,800	12,784
	Ryder System Inc.	3.875%	12/1/23	17,810	17,830
	Southwest Airlines Co.	4.750%	5/4/23	90,363	91,018
[4]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.650%	8/1/22	300	300
	Teledyne Technologies Inc.	0.650%	4/1/23	550	537
	Union Pacific Corp.	2.950%	1/15/23	23,297	23,267
	Union Pacific Corp.	3.500%	6/8/23	8,264	8,293
[4,8]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	16	16
					397,213
Materials (1.0%)
	Berry Global Inc.	0.950%	2/15/24	5,500	5,228
	Carlisle Cos. Inc.	0.550%	9/1/23	9,310	9,006
	Celanese US Holdings LLC	5.900%	7/5/24	13,030	13,128
	DuPont de Nemours Inc.	4.205%	11/15/23	15,541	15,692
	GC Treasury Center Co. Ltd.	4.250%	9/19/22	4,930	4,935
	Georgia-Pacific LLC	8.000%	1/15/24	13,574	14,426
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	35,874	36,611
[3]	International Flavors & Fragrances Inc.	0.697%	9/15/22	3,035	3,025
	LYB International Finance BV	4.000%	7/15/23	12,255	12,269
	Martin Marietta Materials Inc.	0.650%	7/15/23	15,000	14,560
	Nucor Corp.	4.125%	9/15/22	4,237	4,234
	Nutrien Ltd.	3.150%	10/1/22	10,516	10,520
	Nutrien Ltd.	1.900%	5/13/23	12,461	12,276
	PPG Industries Inc.	3.200%	3/15/23	7,000	6,986
					162,896
18

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (2.1%)
	American Tower Corp.	3.500%	1/31/23	1,230	1,230
	American Tower Corp.	3.000%	6/15/23	12,640	12,554
	AvalonBay Communities Inc.	2.850%	3/15/23	17,450	17,362
	AvalonBay Communities Inc.	4.200%	12/15/23	25,272	25,480
	Boston Properties LP	3.125%	9/1/23	20,350	20,231
	Boston Properties LP	3.800%	2/1/24	7,472	7,473
	Camden Property Trust	2.950%	12/15/22	41,799	41,744
	Crown Castle International Corp.	3.150%	7/15/23	10,750	10,676
	ERP Operating LP	3.000%	4/15/23	68,415	68,429
	Essex Portfolio LP	3.250%	5/1/23	8,470	8,429
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,049
	Federal Realty Investment Trust	2.750%	6/1/23	1,800	1,789
	Federal Realty Investment Trust	3.950%	1/15/24	20,984	21,008
[7]	General Property Trust Co.	3.591%	11/7/23	20,520	14,279
	Kimco Realty Corp.	3.500%	4/15/23	1,160	1,156
	Mid-America Apartments LP	4.300%	10/15/23	3,100	3,117
	Public Storage	2.370%	9/15/22	9,410	9,411
[5]	Public Storage, SOFR + 0.470%	2.699%	4/23/24	8,845	8,791
	Realty Income Corp.	4.600%	2/6/24	5,050	5,119
	Simon Property Group LP	2.750%	6/1/23	17,465	17,369
	Simon Property Group LP	3.750%	2/1/24	15,895	15,931
	Ventas Realty LP	3.500%	4/15/24	2,371	2,348
	Waste Management Inc.	0.360%	8/15/22	25,000	24,969
	Welltower Inc.	4.500%	1/15/24	9,995	10,069
	Welltower Inc.	3.625%	3/15/24	1,495	1,493
					351,506
Technology (2.0%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	17,246	17,246
	Dell International LLC / EMC Corp.	5.450%	6/15/23	6,619	6,692
	Equifax Inc.	3.300%	12/15/22	14,895	14,891
	Equifax Inc.	3.950%	6/15/23	2,175	2,180
	Fidelity National Information Services Inc.	0.375%	3/1/23	50,000	49,089
	Global Payments Inc.	3.750%	6/1/23	8,895	8,876
[7]	Intel Corp.	4.000%	12/1/22	29,460	20,642
	Moody's Corp.	2.625%	1/15/23	17,654	17,595
	Oracle Corp.	2.500%	10/15/22	11,803	11,785
	Oracle Corp.	2.400%	9/15/23	68,376	67,606
	Roper Technologies Inc.	0.450%	8/15/22	10,000	9,989
	Roper Technologies Inc.	3.650%	9/15/23	3,087	3,092
	Skyworks Solutions Inc.	0.900%	6/1/23	80,121	78,235
	VMware Inc.	0.600%	8/15/23	17,495	16,939
					324,857
Utilities (6.0%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	10,100	10,160
	American Electric Power Co. Inc.	0.750%	11/1/23	10,000	9,659
	Atmos Energy Corp.	0.625%	3/9/23	9,260	9,108
	Baltimore Gas and Electric Co.	3.350%	7/1/23	4,810	4,814
	Black Hills Corp.	1.037%	8/23/24	9,000	8,473
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,000	2,000
	CenterPoint Energy Inc.	2.500%	9/1/24	10,182	9,867
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	8,046	7,936
	Consolidated Edison Inc.	0.650%	12/1/23	34,357	33,138
	Dominion Energy Inc.	2.750%	9/15/22	40,140	40,063
[3]	Dominion Energy Inc.	2.450%	1/15/23	69,850	69,380
19

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	2.359%	9/15/23	6,090	6,056
	DTE Energy Co.	0.550%	11/1/22	60,220	59,931
	DTE Energy Co.	2.250%	11/1/22	25,900	25,826
	Duke Energy Corp.	2.400%	8/15/22	14,109	14,101
	Duke Energy Corp.	3.950%	10/15/23	447	449
	Duke Energy Progress LLC	3.375%	9/1/23	8,695	8,709
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	9,867	9,877
	Edison International	2.400%	9/15/22	3,001	2,994
	Edison International	2.950%	3/15/23	2,023	2,014
	Enel Finance America LLC	0.000%	8/5/22	40,000	39,977
[3]	Engie SA	2.875%	10/10/22	4,640	4,619
	Entergy Louisiana LLC	0.620%	11/17/23	16,172	15,641
[5,7]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.020%	2.190%	8/29/22	14,900	10,409
	Eversource Energy	2.800%	5/1/23	44,715	44,431
[5]	Eversource Energy, SOFR + 0.250%	1.596%	8/15/23	32,600	32,305
	MidAmerican Energy Co.	3.700%	9/15/23	10,719	10,682
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	53,300	52,505
[5]	NextEra Energy Capital Holdings Inc., 3M USD LIBOR + 0.270%	1.775%	2/22/23	40,000	39,826
[5]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	1.537%	11/3/23	37,700	37,233
	NTPC Ltd.	4.750%	10/3/22	18,624	18,657
	Oklahoma Gas and Electric Co.	0.553%	5/26/23	352	344
	ONE Gas Inc.	0.850%	3/11/23	65,000	63,888
	Public Service Electric and Gas Co.	2.375%	5/15/23	4,214	4,182
	Public Service Enterprise Group Inc.	2.650%	11/15/22	78,040	77,821
	Southern California Edison Co.	0.700%	4/3/23	20,000	19,629
	Southern California Edison Co.	0.700%	8/1/23	2,150	2,093
	Southern California Edison Co.	3.500%	10/1/23	10,000	9,996
	Southern Co.	4.475%	8/1/24	14,950	15,097
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	8,325	8,210
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	17,729	17,730
[3]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	32,647	32,800
	Tampa Electric Co.	3.875%	7/12/24	4,340	4,359
[7]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	25,140	17,506
	Virginia Electric and Power Co.	3.450%	9/1/22	47,651	47,610
	Virginia Electric and Power Co.	2.750%	3/15/23	30,143	29,977
	WEC Energy Group Inc.	0.550%	9/15/23	13,710	13,290
					1,005,372
Total Corporate Bonds (Cost $10,431,985)					10,238,833
Sovereign Bonds (2.6%)
[7]	Airservices Australia	2.750%	5/15/23	6,290	4,378
	APICORP Sukuk Ltd.	3.141%	11/1/22	40,788	40,559
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	9,917
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	2,115	2,112
	Export-Import Bank of India	4.000%	1/14/23	28,218	28,256
	Kingdom of Morocco	4.250%	12/11/22	1,800	1,799
[9]	Korea Monetary Stabilization Bond	1.080%	9/9/22	190,000,000	146,066
[9]	Korea Monetary Stabilization Bond	3.050%	7/9/23	80,000,000	61,590
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	19,409	19,431
	Republic of Chile	2.250%	10/30/22	15,340	15,309
	Republic of Colombia	2.625%	3/15/23	31,180	30,900
	Republic of Croatia	5.500%	4/4/23	10,662	10,793
20

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Hungary	5.375%	2/21/23	23,702	23,907
	Republic of Hungary	5.750%	11/22/23	8,000	8,167
	Republic of Indonesia	2.950%	1/11/23	2,500	2,501
	Republic of Panama	4.000%	9/22/24	13,047	13,085
	State of Qatar	3.875%	4/23/23	10,000	10,030
Total Sovereign Bonds (Cost $443,879)					428,800
				Shares
Temporary Cash Investments (18.5%)
Money Market Fund (0.1%)
[10]	Vanguard Market Liquidity Fund	1.903%		252,364	25,226
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (18.4%)
[2]	United States Treasury Bill	3.141%	6/15/23	1,570,000	1,530,545
	United States Treasury Bill	3.077%	7/13/23	1,570,000	1,526,844
					3,057,389
Total Temporary Cash Investments (Cost $3,078,678)					3,082,615
Total Investments (99.4%) (Cost $16,811,305)					16,554,324
Other Assets and Liabilities—Net (0.6%)					98,696
Net Assets (100%)					16,653,020
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,449,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $169,000 have been segregated as collateral for open forward currency contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $3,661,738,000, representing 22.0% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Face amount denominated in Australian dollars.
8	Security value determined using significant unobservable inputs.
9	Face amount denominated in Korean won.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.
21

Ultra-Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	7,253	1,526,473	2,564

Short Futures Contracts
5-Year U.S. Treasury Note	September 2022	(553)	(62,891)	(442)
AUD 3-Year Treasury Bond	September 2022	(956)	(72,966)	(1,202)
				(1,644)
				920

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	9/21/22	AUD	34,452	USD	23,943	150	—
Toronto-Dominion Bank	9/21/22	AUD	24,701	USD	17,082	191	—
BNP Paribas	9/21/22	AUD	1,163	USD	807	7	—
JPMorgan Chase Bank, N.A.	9/21/22	AUD	1,074	USD	764	—	(12)
State Street Bank & Trust Co.	9/21/22	AUD	712	USD	498	—	—
State Street Bank & Trust Co.	9/21/22	AUD	585	USD	404	5	—
JPMorgan Chase Bank, N.A.	9/21/22	AUD	497	USD	347	1	—
Bank of America, N.A.	9/21/22	EUR	34	USD	37	—	(2)
JPMorgan Chase Bank, N.A.	9/21/22	GBP	2	USD	3	—	—
Barclays Bank plc	9/15/22	KRW	80,000,000	USD	60,411	1,213	—
BNP Paribas	9/15/22	KRW	28,900,000	USD	22,096	165	—
Citibank, N.A.	9/15/22	KRW	21,100,000	USD	16,131	122	—
State Street Bank & Trust Co.	9/21/22	USD	118,176	AUD	169,460	—	(326)
State Street Bank & Trust Co.	9/21/22	USD	120,063	AUD	168,683	2,105	—
Bank of Montreal	9/21/22	USD	119,574	AUD	167,841	2,205	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	19,620	AUD	28,280	—	(157)
Bank of New York	9/21/22	USD	6,861	AUD	9,870	—	(42)
Toronto-Dominion Bank	9/21/22	USD	1,867	AUD	2,689	—	(13)
Bank of America, N.A.	9/21/22	USD	719	AUD	1,039	—	(7)
Standard Chartered Bank	9/21/22	USD	8	AUD	11	—	—
22

Ultra-Short-Term Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/15/22	USD	285,052	KRW	321,000,000	37,782	—
Barclays Bank plc	7/10/23	USD	60,935	KRW	80,000,000	—	(1,177)
						43,946	(1,736)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $41,641,000 and cash of $2,900,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,786,080)	16,529,098
Affiliated Issuers (Cost $25,225)	25,226
Total Investments in Securities	16,554,324
Investment in Vanguard	649
Foreign Currency, at Value (Cost $526)	552
Receivables for Investment Securities Sold	27,877
Receivables for Accrued Income	62,130
Receivables for Capital Shares Issued	19,559
Unrealized Appreciation—Forward Currency Contracts	43,946
Total Assets	16,709,037
Liabilities
Due to Custodian	1,221
Payables for Investment Securities Purchased	15,864
Payables for Capital Shares Redeemed	32,564
Payables for Distributions	3,166
Payables to Vanguard	753
Variation Margin Payable—Futures Contracts	713
Unrealized Depreciation—Forward Currency Contracts	1,736
Total Liabilities	56,017
Net Assets	16,653,020
At July 31, 2022, net assets consisted of:

Paid-in Capital	16,967,290
Total Distributable Earnings (Loss)	(314,270)
Net Assets	16,653,020

Investor Shares—Net Assets
Applicable to 49,467,169 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	489,411
Net Asset Value Per Share—Investor Shares	$9.89

Admiral Shares—Net Assets
Applicable to 816,748,563 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,163,609
Net Asset Value Per Share—Admiral Shares	$19.79

See accompanying Notes, which are an integral part of the Financial Statements.
24

Ultra-Short-Term Bond Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest[1,2]	85,288
Total Income	85,288
Expenses
The Vanguard Group—Note B
Investment Advisory Services	661
Management and Administrative—Investor Shares	498
Management and Administrative—Admiral Shares	7,562
Marketing and Distribution—Investor Shares	28
Marketing and Distribution—Admiral Shares	429
Custodian Fees	56
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	45
Trustees’ Fees and Expenses	5
Other Expenses	6
Total Expenses	9,297
Expenses Paid Indirectly	(3)
Net Expenses	9,294
Net Investment Income	75,994
Realized Net Gain (Loss)
Investment Securities Sold[1]	(63,886)
Futures Contracts	(46,186)
Swap Contracts	493
Forward Currency Contracts	14,018
Foreign Currencies	(14,311)
Realized Net Gain (Loss)	(109,872)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(119,014)
Futures Contracts	10,469
Swap Contracts	(197)
Forward Currency Contracts	21,414
Foreign Currencies	323
Change in Unrealized Appreciation (Depreciation)	(87,005)
Net Increase (Decrease) in Net Assets Resulting from Operations	(120,883)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,501,000, ($217,000), and ($77,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $171,000.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Ultra-Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,994	110,988
Realized Net Gain (Loss)	(109,872)	50,431
Change in Unrealized Appreciation (Depreciation)	(87,005)	(213,469)
Net Increase (Decrease) in Net Assets Resulting from Operations	(120,883)	(52,050)
Distributions
Investor Shares	(2,021)	(3,889)
Admiral Shares	(73,636)	(113,727)
Total Distributions	(75,657)	(117,616)
Capital Share Transactions
Investor Shares	(181,401)	(45,100)
Admiral Shares	(3,121,887)	3,579,555
Net Increase (Decrease) from Capital Share Transactions	(3,303,288)	3,534,455
Total Increase (Decrease)	(3,499,828)	3,364,789
Net Assets
Beginning of Period	20,152,848	16,788,059
End of Period	16,653,020	20,152,848

See accompanying Notes, which are an integral part of the Financial Statements.
26

Ultra-Short-Term Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.99	$10.08	$10.04	$9.98	$9.97	$10.00
Investment Operations
Net Investment Income[1]	.036	.047	.127	.252	.227	.154
Net Realized and Unrealized Gain (Loss) on Investments	(.099)	(.086)	.053	.065	.003	(.037)
Total from Investment Operations	(.063)	(.039)	.180	.317	.230	.117
Distributions
Dividends from Net Investment Income	(.037)	(.050)	(.140)	(.257)	(.220)	(.145)
Distributions from Realized Capital Gains	—	(.001)	—	—	—	(.002)
Total Distributions	(.037)	(.051)	(.140)	(.257)	(.220)	(.147)
Net Asset Value, End of Period	$9.89	$9.99	$10.08	$10.04	$9.98	$9.97
Total Return[2]	-0.63%	-0.39%	1.81%	3.21%	2.34%	1.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$489	$677	$728	$471	$309	$179
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.47%	1.27%	2.53%	2.28%	1.54%
Portfolio Turnover Rate	19%	57%[4]	60%[4]	70%	61%	70%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 1% and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Ultra-Short-Term Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.99	$20.15	$20.08	$19.96	$19.94	$20.00
Investment Operations
Net Investment Income[1]	.083	.113	.263	.527	.473	.328
Net Realized and Unrealized Gain (Loss) on Investments	(.198)	(.152)	.107	.126	.008	(.077)
Total from Investment Operations	(.115)	(.039)	.370	.653	.481	.251
Distributions
Dividends from Net Investment Income	(.085)	(.119)	(.300)	(.533)	(.461)	(.307)
Distributions from Realized Capital Gains	—	(.002)	—	—	—	(.004)
Total Distributions	(.085)	(.121)	(.300)	(.533)	(.461)	(.311)
Net Asset Value, End of Period	$19.79	$19.99	$20.15	$20.08	$19.96	$19.94
Total Return[2]	-0.57%	-0.20%	1.86%	3.31%	2.44%	1.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,164	$19,476	$16,060	$6,443	$5,244	$3,474
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.85%	0.56%	1.31%	2.63%	2.38%	1.64%
Portfolio Turnover Rate	19%	57%[4]	60%[4]	70%	61%	70%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 1% and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Ultra-Short-Term Bond Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys
29

Ultra-Short-Term Bond Fund
mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 9% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be
30

Ultra-Short-Term Bond Fund
reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2022, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s
31

Ultra-Short-Term Bond Fund
maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2022, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open swap contracts at July 31, 2022.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or
32

Ultra-Short-Term Bond Fund
emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $649,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
33

Ultra-Short-Term Bond Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	298,641	—	298,641
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,505,435	—	2,505,435
Corporate Bonds	—	10,238,817	16	10,238,833
Sovereign Bonds	—	428,800	—	428,800
Temporary Cash Investments	25,226	3,057,389	—	3,082,615
Total	25,226	16,529,082	16	16,554,324
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,564	—	—	2,564
Forward Currency Contracts	—	43,946	—	43,946
Total	2,564	43,946	—	46,510
Liabilities
Futures Contracts[1]	1,644	—	—	1,644
Forward Currency Contracts	—	1,736	—	1,736
Total	1,644	1,736	—	3,380
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
34

Ultra-Short-Term Bond Fund
E.	At July 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2,564	—	2,564
Unrealized Appreciation—Forward Currency Contracts	—	43,946	43,946
Total Assets	2,564	43,946	46,510

Unrealized Depreciation—Futures Contracts[1]	1,644	—	1,644
Unrealized Depreciation—Forward Currency Contracts	—	1,736	1,736
Total Liabilities	1,644	1,736	3,380
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(46,186)	—	—	(46,186)
Swap Contracts	—	—	493	493
Forward Currency Contracts	—	14,018	—	14,018
Realized Net Gain (Loss) on Derivatives	(46,186)	14,018	493	(31,675)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	10,469	—	—	10,469
Swap Contracts	—	—	(197)	(197)
Forward Currency Contracts	—	21,414	—	21,414
Change in Unrealized Appreciation (Depreciation) on Derivatives	10,469	21,414	(197)	31,686
F.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,774,048
Gross Unrealized Appreciation	90,711
Gross Unrealized Depreciation	(267,305)
Net Unrealized Appreciation (Depreciation)	(176,594)
35

Ultra-Short-Term Bond Fund
G.	During the six months ended July 31, 2022, the fund purchased $2,526,749,000 of investment securities and sold $5,204,849,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $104,212,000 and $120,487,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $1,253,619,000 and sales were $220,872,000, resulting in net realized loss of $1,753,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	130,802	13,198	616,149	61,217
Issued in Lieu of Cash Distributions	1,844	186	3,508	349
Redeemed	(314,047)	(31,665)	(664,757)	(66,087)
Net Increase (Decrease)—Investor Shares	(181,401)	(18,281)	(45,100)	(4,521)
Admiral Shares
Issued	5,125,042	258,314	16,783,133	833,760
Issued in Lieu of Cash Distributions	60,465	3,052	93,137	4,630
Redeemed	(8,307,394)	(418,816)	(13,296,715)	(661,031)
Net Increase (Decrease)—Admiral Shares	(3,121,887)	(157,450)	3,579,555	177,359
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
36

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Ultra-Short-Term Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short-term and since inception performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
37

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
38

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra-Short-Term Bond Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
39

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14922 092022

Semiannual Report   |   July 31, 2022
Vanguard High-Yield Corporate Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	32
Liquidity Risk Management	34

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
High-Yield Corporate Fund
Investor Shares	$1,000.00	$956.30	$1.12
Admiral™ Shares	1,000.00	956.80	0.63
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.15	0.65
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.13% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

High-Yield Corporate Fund
Fund Allocation
As of July 31, 2022
Corporate Bonds - Communications	17.7%
Corporate Bonds - Consumer Discretionary	14.9
Corporate Bonds - Consumer Staples	3.2
Corporate Bonds - Energy	10.1
Corporate Bonds - Financials	7.4
Corporate Bonds - Health Care	10.6
Corporate Bonds - Industrials	6.6
Corporate Bonds - Materials	8.0
Corporate Bonds - Real Estate	1.5
Corporate Bonds - Technology	10.9
Corporate Bonds - Utilities	2.0
Floating Rate Loan Interests	4.1
U.S. Government and Agency Obligations	3.0
The table reflects the fund’s investments, except for short-term investments, other financial instruments, and derivatives.
3

High-Yield Corporate Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.9%)
U.S. Government Securities (2.9%)
	United States Treasury Note/Bond	1.375%	10/15/22	200,000	199,500
[1]	United States Treasury Note/Bond	0.125%	1/31/23	275,000	271,219
	United States Treasury Note/Bond	1.625%	4/30/23	275,000	272,164
Total U.S. Government and Agency Obligations (Cost $750,481)					742,883
Corporate Bonds (89.3%)
Communications (17.0%)
[2,3]	Altice France SA	2.125%	2/15/25	11,415	10,619
[2]	Altice France SA	8.125%	2/1/27	600	592
[2]	Altice France SA	5.500%	1/15/28	19,790	17,389
[2]	Altice France SA	5.125%	7/15/29	90,970	77,853
[2]	Arches Buyer Inc.	4.250%	6/1/28	107,255	91,611
[2]	Banijay Entertainment SASU	5.375%	3/1/25	26,880	25,624
	Belo Corp.	7.750%	6/1/27	29,475	29,920
	Belo Corp.	7.250%	9/15/27	24,707	24,697
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	50,144	50,096
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	34,282	33,639
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	7,245	6,922
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	85,720	76,274
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	86,865	75,333
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	7,000	6,180
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	120,718	104,194
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	10,000	8,417
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	17,800	14,726
[2]	CSC Holdings LLC	5.500%	4/15/27	82,015	79,427
[2]	CSC Holdings LLC	6.500%	2/1/29	35,323	34,132
[2]	CSC Holdings LLC	4.125%	12/1/30	123,394	105,047
[2]	CSC Holdings LLC	4.625%	12/1/30	22,675	17,240
[2]	CSC Holdings LLC	3.375%	2/15/31	82,190	65,752
[2]	CSC Holdings LLC	4.500%	11/15/31	144,170	122,639
[2]	CSC Holdings LLC	5.000%	11/15/31	27,270	20,522
	DISH DBS Corp.	5.000%	3/15/23	48,242	47,483
	DISH DBS Corp.	5.875%	11/15/24	87,950	81,367
	DISH DBS Corp.	7.750%	7/1/26	121,605	100,425
	DISH DBS Corp.	7.375%	7/1/28	70,315	50,072
	DISH DBS Corp.	5.125%	6/1/29	22,735	14,889
	Embarq Corp.	7.995%	6/1/36	30,150	24,844
4

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Frontier Communications Holdings LLC	5.875%	10/15/27	26,240	25,844
[2]	Frontier Communications Holdings LLC	5.000%	5/1/28	167,919	157,718
[2]	Frontier Communications Holdings LLC	6.750%	5/1/29	78,962	70,278
	Frontier Communications Holdings LLC	5.875%	11/1/29	108,903	91,484
[2]	Frontier Communications Holdings LLC	6.000%	1/15/30	57,475	48,450
[2]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	116,540	103,950
[2]	Iliad Holding SAS	6.500%	10/15/26	28,825	27,661
[2]	Iliad Holding SAS	7.000%	10/15/28	26,725	25,670
	Lamar Media Corp.	3.750%	2/15/28	31,890	29,914
	Lamar Media Corp.	4.875%	1/15/29	2,920	2,805
	Lamar Media Corp.	4.000%	2/15/30	75,500	69,841
	Lamar Media Corp.	3.625%	1/15/31	59,108	51,972
[2,3]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	52,152
	Lumen Technologies Inc.	6.750%	12/1/23	23,920	24,293
	Lumen Technologies Inc.	7.500%	4/1/24	17,708	18,158
	Netflix Inc.	4.875%	4/15/28	6,630	6,576
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	32,550	32,250
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	16,096	15,133
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	10,100	8,681
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	81,243	69,009
	Paramount Global Inc.	6.250%	2/28/57	33,146	30,580
	Paramount Global Inc.	6.375%	3/30/62	33,700	31,870
	Quebecor Media Inc.	5.750%	1/15/23	123,547	123,877
[2]	ROBLOX Corp.	3.875%	5/1/30	119,965	105,753
[2]	Scripps Escrow II Inc.	3.875%	1/15/29	62,485	55,751
[2]	Sirius XM Radio Inc.	3.125%	9/1/26	13,825	13,017
[2]	Sirius XM Radio Inc.	4.000%	7/15/28	35,170	32,662
[2]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	67,740
[2]	Sirius XM Radio Inc.	3.875%	9/1/31	63,105	54,146
	Sprint Corp.	7.875%	9/15/23	323,614	335,739
	Sprint Corp.	7.125%	6/15/24	70,886	74,245
	Sprint Corp.	7.625%	2/15/25	53,661	57,292
	Telecom Italia Capital SA	6.375%	11/15/33	10,545	8,770
	Telecom Italia Capital SA	6.000%	9/30/34	36,250	28,611
	Telecom Italia Capital SA	7.721%	6/4/38	36,020	29,760
[2]	Telecom Italia SpA	5.303%	5/30/24	6,555	6,376
[2]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	96,200	87,369
	T-Mobile USA Inc.	5.375%	4/15/27	29,295	29,713
[2]	UPC Broadband Finco BV	4.875%	7/15/31	83,515	73,907
[2]	UPC Holding BV	5.500%	1/15/28	84,310	76,477
[2]	Videotron Ltd.	5.375%	6/15/24	12,673	12,750
[2]	Videotron Ltd.	5.125%	4/15/27	1,500	1,455
[2,4]	Videotron Ltd.	3.625%	6/15/28	97,435	65,607
[2]	Videotron Ltd.	3.625%	6/15/29	61,335	53,565
[2]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	41,000
[2]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	38,317
[2,5]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	38,910	41,151
[2]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	35,039
[2]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	83,156
[2]	VZ Secured Financing BV	5.000%	1/15/32	58,570	52,287
[2,3]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	16,853
[2]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	53,192
[2]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	53,866
[2,3]	WP/AP Telecom Holdings IV BV	3.750%	1/15/29	33,365	30,331
5

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ziggo BV	4.875%	1/15/30	66,840	61,806
					4,313,794
Consumer Discretionary (14.3%)
[2]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	45,287
[2]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	8,000	7,432
[2]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	41,297
[2]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	116,616
[2]	Adient Global Holdings Ltd.	4.875%	8/15/26	23,432	21,843
[2]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	38,713	36,042
[2]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	56,970	48,711
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	21,201
[2]	Asbury Automotive Group Inc.	4.625%	11/15/29	26,830	23,735
	Asbury Automotive Group Inc.	4.750%	3/1/30	13,388	11,933
[2]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	23,495
[2]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	585	513
[2]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	17,560	13,328
	Bath & Body Works Inc.	6.694%	1/15/27	20,412	20,129
	Bath & Body Works Inc.	5.250%	2/1/28	2,500	2,355
[2]	Bath & Body Works Inc.	6.625%	10/1/30	85,550	82,831
	Bath & Body Works Inc.	6.875%	11/1/35	13,940	12,804
	Bath & Body Works Inc.	6.750%	7/1/36	1,860	1,676
[2]	Beacon Roofing Supply Inc.	4.125%	5/15/29	17,080	15,138
	Boyd Gaming Corp.	4.750%	12/1/27	128,570	123,716
[2]	Boyd Gaming Corp.	4.750%	6/15/31	6,005	5,529
[2]	Builders Firstsource Inc.	4.250%	2/1/32	37,950	32,535
[2]	Caesars Entertainment Inc.	6.250%	7/1/25	64,450	64,368
[2]	Caesars Entertainment Inc.	8.125%	7/1/27	74,280	74,368
[2]	Caesars Entertainment Inc.	4.625%	10/15/29	46,265	39,203
[2]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	21,605	21,603
[2]	Carnival Corp.	5.750%	3/1/27	14,420	11,429
[2]	Carnival Corp.	4.000%	8/1/28	105,835	92,248
[2]	Carnival Corp.	6.000%	5/1/29	113,690	87,517
[2]	Carnival Corp.	10.500%	6/1/30	51,630	45,902
	Cedar Fair LP	5.250%	7/15/29	60,486	57,893
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	32,005	31,174
[2]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	10,000	10,072
	Century Communities Inc.	6.750%	6/1/27	11,293	11,481
[2]	Century Communities Inc.	3.875%	8/15/29	15,427	13,200
[2]	Cinemark USA Inc.	8.750%	5/1/25	5,595	5,845
[2]	Cinemark USA Inc.	5.875%	3/15/26	11,850	11,381
[2]	Cinemark USA Inc.	5.250%	7/15/28	77,440	68,906
[2,3]	Cirsa Finance International Sarl	6.250%	12/20/23	39,240	38,827
[2,3]	Cirsa Finance International Sarl	4.500%	3/15/27	17,660	15,057
[2]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	31,002
[2]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	26,491	26,721
	Ford Motor Co.	4.346%	12/8/26	27,780	27,367
	Ford Motor Co.	3.250%	2/12/32	139,570	116,439
	Ford Motor Co.	4.750%	1/15/43	40,000	32,676
	Ford Motor Co.	5.291%	12/8/46	13,765	11,839
	Ford Motor Credit Co. LLC	3.087%	1/9/23	32,291	32,168
	Ford Motor Credit Co. LLC	4.140%	2/15/23	21,180	21,212
	Ford Motor Credit Co. LLC	3.096%	5/4/23	11,846	11,715
	Ford Motor Credit Co. LLC	4.375%	8/6/23	210	210
6

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	3.370%	11/17/23	16,305	16,014
	Ford Motor Credit Co. LLC	4.134%	8/4/25	15,275	14,959
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,070	15,333
	Ford Motor Credit Co. LLC	4.389%	1/8/26	4,800	4,694
	Ford Motor Credit Co. LLC	2.700%	8/10/26	87,840	79,908
	Ford Motor Credit Co. LLC	4.950%	5/28/27	29,165	28,653
	Ford Motor Credit Co. LLC	3.815%	11/2/27	6,000	5,504
	Ford Motor Credit Co. LLC	3.625%	6/17/31	2,955	2,515
[6]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	2.646%	2/15/23	5,100	5,066
[2]	Gap Inc.	3.625%	10/1/29	42,730	31,310
[2]	Gap Inc.	3.875%	10/1/31	66,300	48,057
	Griffon Corp.	5.750%	3/1/28	18,565	17,645
[2]	Group 1 Automotive Inc.	4.000%	8/15/28	4,054	3,627
[2]	Hanesbrands Inc.	4.625%	5/15/24	21,770	21,646
[2]	Hanesbrands Inc.	4.875%	5/15/26	93,794	91,890
[2]	JELD-WEN Inc.	4.625%	12/15/25	8,571	7,907
[2]	JELD-WEN Inc.	4.875%	12/15/27	16,928	14,212
[2]	KAR Auction Services Inc.	5.125%	6/1/25	84,923	83,735
	KB Home	7.625%	5/15/23	15,271	15,426
	KB Home	4.800%	11/15/29	15,825	14,287
	KB Home	4.000%	6/15/31	43,745	36,875
[2]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	32,810	32,892
[2]	Lithia Motors Inc.	4.625%	12/15/27	69,275	66,325
[2]	Lithia Motors Inc.	4.375%	1/15/31	22,880	20,815
[2]	Masonite International Corp.	3.500%	2/15/30	12,420	10,725
[2]	Mattel Inc.	3.375%	4/1/26	18,470	17,522
[2]	Mattel Inc.	5.875%	12/15/27	76,280	77,978
[2]	Mattel Inc.	3.750%	4/1/29	25,585	23,767
	MGM Resorts International	6.000%	3/15/23	45,571	45,987
	MGM Resorts International	5.750%	6/15/25	51,486	50,853
[2]	Michaels Cos. Inc.	5.250%	5/1/28	48,585	40,444
[2]	Michaels Cos. Inc.	7.875%	5/1/29	42,725	29,480
[2]	NCL Corp Ltd.	7.750%	2/15/29	16,060	12,871
[2]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	15,825	15,479
[2]	Petsmart Inc.	4.750%	2/15/28	85,461	80,950
[2]	Petsmart Inc.	7.750%	2/15/29	26,610	25,652
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	10,118	10,047
[2]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	8,743
[2]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	91,230	73,069
[2]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	14,713
[2]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	1,705	1,284
[2]	Scientific Games International Inc.	7.000%	5/15/28	57,625	58,516
	Service Corp. International	4.625%	12/15/27	27,935	27,577
	Service Corp. International	5.125%	6/1/29	44,190	44,179
	Service Corp. International	3.375%	8/15/30	26,810	23,832
	Service Corp. International	4.000%	5/15/31	65,605	60,406
[2]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	39,400	35,787
[2]	Taylor Morrison Communities Inc.	5.875%	6/15/27	9,642	9,846
[2]	Taylor Morrison Communities Inc.	5.125%	8/1/30	37,717	34,504
[2]	Tempur Sealy International Inc.	3.875%	10/15/31	8,438	6,846
	Under Armour Inc.	3.250%	6/15/26	67,855	62,819
[2]	William Carter Co.	5.625%	3/15/27	12,968	12,868
[2]	Wolverine World Wide Inc.	4.000%	8/15/29	10,000	8,715
[2]	WW International Inc.	4.500%	4/15/29	34,823	25,416
7

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	70,661	69,542
[2]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	50,065	46,432
[2]	Wynn Macau Ltd.	5.500%	1/15/26	10,000	8,243
[2]	Wynn Macau Ltd.	5.125%	12/15/29	34,286	26,241
[2]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	2,872	2,506
[2]	Yum! Brands Inc.	4.750%	1/15/30	37,170	36,140
	Yum! Brands Inc.	3.625%	3/15/31	93,497	83,388
	Yum! Brands Inc.	4.625%	1/31/32	29,240	27,512
					3,650,143
Consumer Staples (3.1%)
	B&G Foods Inc.	5.250%	4/1/25	60,337	58,129
	B&G Foods Inc.	5.250%	9/15/27	58,175	53,265
[2,3]	Darling Global Finance BV	3.625%	5/15/26	12,945	12,508
[2]	Darling Ingredients Inc.	5.250%	4/15/27	10,305	10,327
[2]	Darling Ingredients Inc.	6.000%	6/15/30	14,715	15,286
[2]	Energizer Holdings Inc.	4.750%	6/15/28	54,462	46,489
[2]	Energizer Holdings Inc.	4.375%	3/31/29	82,000	67,685
[2]	Performance Food Group Inc.	6.875%	5/1/25	6,645	6,748
[2]	Performance Food Group Inc.	5.500%	10/15/27	86,710	85,738
[2]	Performance Food Group Inc.	4.250%	8/1/29	86,454	76,825
[2]	Post Holdings Inc.	5.750%	3/1/27	8,810	8,814
[2]	Post Holdings Inc.	5.625%	1/15/28	90,650	89,464
[2]	Post Holdings Inc.	5.500%	12/15/29	36,090	34,097
[2]	Post Holdings Inc.	4.625%	4/15/30	73,334	65,643
[2]	Post Holdings Inc.	4.500%	9/15/31	100,565	89,930
[2]	United Natural Foods Inc.	6.750%	10/15/28	40,224	40,490
[2]	US Foods Inc.	4.625%	6/1/30	30,538	28,000
					789,438
Energy (9.7%)
	Apache Corp.	4.875%	11/15/27	33,350	31,243
	Apache Corp.	4.375%	10/15/28	4,225	4,001
	Apache Corp.	4.250%	1/15/30	27,250	26,281
	Apache Corp.	5.100%	9/1/40	46,858	41,786
	Apache Corp.	5.250%	2/1/42	16,724	14,550
	Apache Corp.	4.250%	1/15/44	1,636	1,270
	Apache Corp.	5.350%	7/1/49	47,762	39,840
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	15,055	15,011
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	19,310	18,268
[2]	Buckeye Partners LP	4.125%	3/1/25	38,844	37,400
	Buckeye Partners LP	3.950%	12/1/26	20,553	19,135
	Buckeye Partners LP	4.125%	12/1/27	17,370	15,817
[2]	Buckeye Partners LP	4.500%	3/1/28	88,628	81,632
	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	37,050
	Cheniere Energy Partners LP	4.000%	3/1/31	18,200	16,859
	Continental Resources Inc.	4.375%	1/15/28	34,925	33,645
[2]	Continental Resources Inc.	5.750%	1/15/31	48,530	47,750
	Continental Resources Inc.	4.900%	6/1/44	82,859	66,612
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	32,006
	DCP Midstream Operating LP	5.125%	5/15/29	8,190	8,104
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	23,428
[2]	DT Midstream Inc.	4.125%	6/15/29	86,319	79,518
[2]	DT Midstream Inc.	4.375%	6/15/31	122,985	111,125
[2]	Earthstone Energy Holdings LLC	8.000%	4/15/27	24,860	23,702
[2]	EnLink Midstream LLC	5.625%	1/15/28	27,875	27,108
	EnLink Midstream LLC	5.375%	6/1/29	28,150	26,718
8

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EnLink Midstream Partners LP	4.400%	4/1/24	5,000	5,005
	EnLink Midstream Partners LP	4.150%	6/1/25	28,550	28,069
	EnLink Midstream Partners LP	4.850%	7/15/26	23,854	23,598
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	22,724
	EnLink Midstream Partners LP	5.450%	6/1/47	25,380	19,712
	EQM Midstream Partners LP	4.000%	8/1/24	8,934	8,674
[2]	EQM Midstream Partners LP	6.000%	7/1/25	56,531	56,650
	EQM Midstream Partners LP	4.125%	12/1/26	4,000	3,697
[2]	EQM Midstream Partners LP	7.500%	6/1/27	3,760	3,845
[2]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	61,038
	EQM Midstream Partners LP	5.500%	7/15/28	25,577	24,275
[2]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	30,556
[2]	EQM Midstream Partners LP	7.500%	6/1/30	3,860	3,976
[2]	EQM Midstream Partners LP	4.750%	1/15/31	87,012	78,810
	EQT Corp.	6.125%	2/1/25	4,855	5,058
[2]	EQT Corp.	3.625%	5/15/31	9,613	8,798
[2]	Hess Midstream Operations LP	4.250%	2/15/30	730	648
	Occidental Petroleum Corp.	3.400%	4/15/26	12,500	11,967
	Occidental Petroleum Corp.	3.200%	8/15/26	8,175	7,685
	Occidental Petroleum Corp.	3.000%	2/15/27	9,320	8,630
	Occidental Petroleum Corp.	6.375%	9/1/28	8,265	8,908
	Occidental Petroleum Corp.	6.625%	9/1/30	7,190	7,977
	Occidental Petroleum Corp.	6.125%	1/1/31	45,216	48,438
	Occidental Petroleum Corp.	6.450%	9/15/36	11,560	12,852
	Occidental Petroleum Corp.	6.600%	3/15/46	7,579	8,376
	Occidental Petroleum Corp.	4.400%	4/15/46	8,420	7,193
	Ovintiv Inc.	7.200%	11/1/31	4,457	4,928
	Ovintiv Inc.	7.375%	11/1/31	43,158	48,515
	Ovintiv Inc.	6.500%	8/15/34	25,560	27,446
	Ovintiv Inc.	6.500%	2/1/38	23,025	24,013
	Range Resources Corp.	5.000%	3/15/23	21,500	21,578
	Range Resources Corp.	8.250%	1/15/29	23,160	24,791
[2]	Range Resources Corp.	4.750%	2/15/30	77,721	74,214
[2]	Rockies Express Pipeline LLC	4.950%	7/15/29	10,603	9,372
[2]	Rockies Express Pipeline LLC	4.800%	5/15/30	8,522	7,232
[2]	Rockies Express Pipeline LLC	7.500%	7/15/38	10,758	9,697
	SM Energy Co.	6.750%	9/15/26	21,030	21,020
	SM Energy Co.	6.625%	1/15/27	2,095	2,095
	SM Energy Co.	6.500%	7/15/28	2,100	2,074
	Southwestern Energy Co.	5.375%	2/1/29	28,520	27,881
	Southwestern Energy Co.	5.375%	3/15/30	68,570	67,534
	Southwestern Energy Co.	4.750%	2/1/32	18,190	16,969
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	69,951
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	17,555
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	31,095	27,960
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	51,930	45,479
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	32,470	33,554
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	48,850	46,192
[2,7]	Transocean Guardian Ltd.	5.875%	1/15/24	31,738	30,308
[2,7]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	13,514	13,110
[2,7]	Transocean Pontus Ltd.	6.125%	8/1/25	25,334	23,696
[2,7]	Transocean Proteus Ltd.	6.250%	12/1/24	15,566	14,703
[2]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	49,475	45,816
[2]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	61,945	57,250
9

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	79,365	69,252
[2]	Vine Energy Holdings LLC	6.750%	4/15/29	465	482
	Western Midstream Operating LP	3.350%	2/1/25	15,585	15,295
	Western Midstream Operating LP	3.950%	6/1/25	14,570	14,424
	Western Midstream Operating LP	4.650%	7/1/26	39,380	39,046
	Western Midstream Operating LP	4.500%	3/1/28	3,250	3,164
	Western Midstream Operating LP	4.750%	8/15/28	7,215	7,063
	Western Midstream Operating LP	4.300%	2/1/30	3,580	3,329
	Western Midstream Operating LP	5.450%	4/1/44	21,255	19,014
	Western Midstream Operating LP	5.300%	3/1/48	53,203	47,176
	Western Midstream Operating LP	5.500%	2/1/50	63,863	57,194
					2,477,390
Financials (7.1%)
[2]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	137,770	122,163
[2]	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	117,715
	Aircastle Ltd.	4.125%	5/1/24	10,995	10,768
[2]	AmWINS Group Inc.	4.875%	6/30/29	11,022	10,032
[2]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	50,111
[2]	Burford Capital Global Finance LLC	6.875%	4/15/30	20,330	18,118
[2]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	26,230	23,170
	Credit Acceptance Corp.	6.625%	3/15/26	3,000	3,028
	Credit Suisse Group AG	6.250%	12/29/49	210,295	203,261
[2]	Enact Holdings Inc.	6.500%	8/15/25	74,125	74,629
[2]	FirstCash Inc.	4.625%	9/1/28	20,000	18,191
[2]	FirstCash Inc.	5.625%	1/1/30	14,725	13,836
[2]	Fly Leasing Ltd.	7.000%	10/15/24	20,132	11,027
[2]	Freedom Mortgage Corp.	8.250%	4/15/25	34,650	31,013
[2]	goeasy Ltd.	4.375%	5/1/26	48,048	41,345
[2]	Home Point Capital Inc.	5.000%	2/1/26	6,717	4,635
[2]	HUB International Ltd.	5.625%	12/1/29	32,265	28,967
[2]	Intesa Sanpaolo SpA	5.017%	6/26/24	43,740	42,229
[2]	Intesa Sanpaolo SpA	5.710%	1/15/26	110,000	106,814
[2]	LD Holdings Group LLC	6.500%	11/1/25	13,685	8,960
[2]	LD Holdings Group LLC	6.125%	4/1/28	1,065	647
	MGIC Investment Corp.	5.250%	8/15/28	23,805	22,912
[2]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	123,360	102,990
	Navient Corp.	5.500%	1/25/23	43,440	43,667
	Navient Corp.	7.250%	9/25/23	9,039	9,182
	Navient Corp.	6.125%	3/25/24	10,000	10,002
	Navient Corp.	5.875%	10/25/24	6,000	5,922
	Navient Corp.	6.750%	6/15/26	1,460	1,390
	Navient Corp.	4.875%	3/15/28	15,026	12,893
	Navient Corp.	5.500%	3/15/29	80,585	69,165
	Navient Corp.	5.625%	8/1/33	10,626	8,388
	OneMain Finance Corp.	8.250%	10/1/23	12,466	12,706
	OneMain Finance Corp.	6.125%	3/15/24	27,155	26,890
	OneMain Finance Corp.	7.125%	3/15/26	109,246	106,438
	OneMain Finance Corp.	3.500%	1/15/27	20,735	17,814
	OneMain Finance Corp.	3.875%	9/15/28	58,650	48,598
	OneMain Finance Corp.	4.000%	9/15/30	48,500	38,407
[2]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	15,145	14,967
[2]	PennyMac Financial Services Inc.	5.375%	10/15/25	62,863	58,946
[2]	PennyMac Financial Services Inc.	4.250%	2/15/29	64,300	52,336
[2]	PennyMac Financial Services Inc.	5.750%	9/15/31	19,390	16,063
	Radian Group Inc.	4.500%	10/1/24	73,175	72,241
10

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Radian Group Inc.	6.625%	3/15/25	10,000	10,191
	Radian Group Inc.	4.875%	3/15/27	36,000	35,156
	SLM Corp.	3.125%	11/2/26	16,925	14,852
[2]	United Wholesale Mortgage LLC	5.500%	11/15/25	17,200	16,068
[2]	United Wholesale Mortgage LLC	5.750%	6/15/27	24,350	21,282
[2]	United Wholesale Mortgage LLC	5.500%	4/15/29	10,000	8,576
					1,798,701
Health Care (10.2%)
[2]	180 Medical Inc.	3.875%	10/15/29	4,805	4,374
[2]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	42,085	41,633
[2]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	37,507	36,252
[2,3]	Avantor Funding Inc.	2.625%	11/1/25	70,860	70,945
[2]	Avantor Funding Inc.	4.625%	7/15/28	102,390	98,728
[2]	Avantor Funding Inc.	3.875%	11/1/29	6,830	6,299
[2]	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	46,342
[2]	Bausch Health Cos. Inc.	6.125%	2/1/27	17,075	14,561
[2]	Bausch Health Cos. Inc.	5.750%	8/15/27	12,790	10,645
[2]	Bausch Health Cos. Inc.	5.000%	1/30/28	13,125	7,002
[2]	Bausch Health Cos. Inc.	4.875%	6/1/28	33,380	26,663
[2]	Bausch Health Cos. Inc.	5.250%	1/30/30	25,205	13,056
[2,3]	CAB SELAS	3.375%	2/1/28	43,453	38,549
[3]	CAB SELAS	3.375%	2/1/28	34,950	31,006
[2]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	21,302
[2,3]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	40,693
[2]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	12,215	10,827
[2]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	38,905	34,800
	Centene Corp.	4.250%	12/15/27	80,915	79,583
	Centene Corp.	4.625%	12/15/29	41,455	40,901
	Centene Corp.	3.000%	10/15/30	18,435	16,462
[2]	Charles River Laboratories International Inc.	4.250%	5/1/28	43,614	42,620
[2]	Charles River Laboratories International Inc.	3.750%	3/15/29	24,860	23,029
[2]	Charles River Laboratories International Inc.	4.000%	3/15/31	24,970	23,002
[2]	CHS/Community Health Systems Inc.	5.625%	3/15/27	68,575	60,945
[2]	CHS/Community Health Systems Inc.	6.000%	1/15/29	21,435	18,703
[2]	CHS/Community Health Systems Inc.	5.250%	5/15/30	44,365	37,268
[2]	CHS/Community Health Systems Inc.	4.750%	2/15/31	38,895	31,332
[2]	Grifols Escrow Issuer SA	4.750%	10/15/28	23,180	20,586
[2,3]	Grifols SA	1.625%	2/15/25	27,965	27,416
[2,3]	Grifols SA	2.250%	11/15/27	42,955	39,203
	HCA Inc.	5.375%	2/1/25	31,390	32,084
	HCA Inc.	7.690%	6/15/25	4,510	4,852
	HCA Inc.	5.875%	2/15/26	77,370	79,997
	HCA Inc.	5.625%	9/1/28	12,585	13,041
	HCA Inc.	5.875%	2/1/29	39,095	40,867
	HCA Inc.	3.500%	9/1/30	178,580	162,766
[2]	Hologic Inc.	3.250%	2/15/29	48,275	43,835
[2]	IQVIA Inc.	5.000%	10/15/26	46,310	46,393
[2]	IQVIA Inc.	5.000%	5/15/27	99,992	100,138
[2,3]	IQVIA Inc.	2.250%	1/15/28	41,670	38,461
[2,3]	IQVIA Inc.	2.875%	6/15/28	61,595	57,759
[2]	Jazz Securities DAC	4.375%	1/15/29	65,260	62,823
[2]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	215,210	194,302
[2]	Mozart Debt Merger Sub Inc.	5.250%	10/1/29	135,546	122,465
[2]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	109,270	103,681
[2]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	46,345	43,419
11

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Owens & Minor Inc.	6.625%	4/1/30	28,683	28,707
[2]	Prestige Brands Inc.	3.750%	4/1/31	8,723	7,498
[2]	Teleflex Inc.	4.250%	6/1/28	34,312	32,563
	Tenet Healthcare Corp.	4.625%	7/15/24	3,978	3,973
[2]	Tenet Healthcare Corp.	4.625%	9/1/24	27,250	27,041
[2]	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	8,797
[2]	Tenet Healthcare Corp.	5.125%	11/1/27	1,865	1,838
[2]	Tenet Healthcare Corp.	4.625%	6/15/28	14,205	13,455
[2]	Tenet Healthcare Corp.	6.125%	10/1/28	27,450	26,748
[2]	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	9,681
[2]	Tenet Healthcare Corp.	4.375%	1/15/30	23,970	22,336
[2]	Tenet Healthcare Corp.	6.125%	6/15/30	63,975	64,674
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	7,370	7,322
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	94,130	84,340
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	14,300	13,534
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	70,935	71,502
					2,585,619
Industrials (6.3%)
[2]	APX Group Inc.	5.750%	7/15/29	22,065	18,542
[2]	Aramark Services Inc.	5.000%	4/1/25	54,020	53,901
[2]	Aramark Services Inc.	5.000%	2/1/28	45,642	44,565
[2]	BWX Technologies Inc.	4.125%	6/30/28	29,906	28,377
[2]	BWX Technologies Inc.	4.125%	4/15/29	53,005	49,803
[2]	Clean Harbors Inc.	4.875%	7/15/27	47,390	47,081
[2]	Clean Harbors Inc.	5.125%	7/15/29	25,851	25,146
[2]	Covanta Holding Corp.	4.875%	12/1/29	27,075	24,171
[2]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	104,477	92,183
[2]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	76,960	74,946
[2]	Herc Holdings Inc.	5.500%	7/15/27	197,742	197,869
	Howmet Aerospace Inc.	3.000%	1/15/29	1,510	1,352
[2,3]	Loxam SAS	4.250%	4/15/24	5,520	5,557
[3]	Loxam SAS	2.875%	4/15/26	19,380	17,768
[3]	Loxam SAS	3.750%	7/15/26	28,395	26,518
[2]	Moog Inc.	4.250%	12/15/27	10,110	9,435
[2]	Mueller Water Products Inc.	4.000%	6/15/29	6,225	5,704
[2,3]	Q-Park Holding I BV	1.500%	3/1/25	27,330	25,089
[2,3]	Q-Park Holding I BV	2.000%	3/1/27	34,995	29,246
[2]	Sensata Technologies BV	4.875%	10/15/23	10,000	10,048
[2]	Sensata Technologies BV	5.625%	11/1/24	19,290	19,522
[2]	Sensata Technologies BV	5.000%	10/1/25	52,750	52,919
[2]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	11,894
[2]	Sensata Technologies Inc.	3.750%	2/15/31	61,723	53,619
[2]	Spirit AeroSystems Inc.	5.500%	1/15/25	24,250	24,144
	Spirit AeroSystems Inc.	3.850%	6/15/26	3,185	2,859
[2]	Stericycle Inc.	3.875%	1/15/29	8,425	7,699
[2,3]	TK Elevator Midco GmbH	4.375%	7/15/27	20,249	18,939
[2]	TK Elevator US Newco Inc.	5.250%	7/15/27	57,081	54,754
[2]	TransDigm Inc.	6.250%	3/15/26	80,850	81,184
	TransDigm Inc.	5.500%	11/15/27	23,820	22,474
	TransDigm Inc.	4.625%	1/15/29	97,941	88,108
	TransDigm Inc.	4.875%	5/1/29	16,188	14,490
[2]	United Airlines Inc.	4.375%	4/15/26	11,920	11,476
[2]	United Airlines Inc.	4.625%	4/15/29	29,570	27,255
	United Rentals North America Inc.	5.500%	5/15/27	38,166	38,799
12

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Rentals North America Inc.	4.875%	1/15/28	71,121	71,034
	United Rentals North America Inc.	5.250%	1/15/30	24,410	24,689
	United Rentals North America Inc.	4.000%	7/15/30	57,240	53,031
	United Rentals North America Inc.	3.875%	2/15/31	48,454	44,182
	United Rentals North America Inc.	3.750%	1/15/32	56,825	50,051
[2,3]	Verisure Holding AB	3.250%	2/15/27	33,594	30,116
[2,3]	Verisure Midholding AB	5.250%	2/15/29	7,557	6,456
[2]	WESCO Distribution Inc.	7.125%	6/15/25	10,000	10,344
[2]	Williams Scotsman International Inc.	4.625%	8/15/28	11,010	10,331
					1,617,670
Materials (7.7%)
[2]	Advanced Drainage Systems Inc.	6.375%	6/15/30	8,885	9,024
[2]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	42,625	39,610
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	61,925	55,905
[2,5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	5,007
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	44,378	34,574
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	70,697	53,807
[8]	Avient Corp.	7.125%	8/1/30	24,380	25,172
[2]	Axalta Coating Systems LLC	3.375%	2/15/29	55,709	48,761
[3]	Ball Corp.	1.500%	3/15/27	68,205	62,817
	Ball Corp.	3.125%	9/15/31	975	854
[2]	Berry Global Inc.	4.500%	2/15/26	36,204	35,106
[2]	Berry Global Inc.	4.875%	7/15/26	43,380	42,562
[2]	Berry Global Inc.	5.625%	7/15/27	7,055	7,126
	Cemex SAB de CV	7.375%	6/5/27	17,810	18,077
[2]	Cemex SAB de CV	5.450%	11/19/29	2,000	1,833
	Cemex SAB de CV	5.450%	11/19/29	18,910	17,464
[2]	Cemex SAB de CV	3.875%	7/11/31	45,620	36,762
	Chemours Co.	5.375%	5/15/27	31,740	30,463
[2]	Chemours Co.	4.625%	11/15/29	26,670	23,401
[2]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	35,100	35,395
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,570
	Commercial Metals Co.	4.125%	1/15/30	14,115	12,211
	Commercial Metals Co.	3.875%	2/15/31	4,660	3,928
	Commercial Metals Co.	4.375%	3/15/32	30,770	26,318
[2]	Constellium SE	5.875%	2/15/26	19,025	18,488
[2]	Constellium SE	5.625%	6/15/28	25,079	22,593
[2]	Constellium SE	3.750%	4/15/29	36,650	31,253
[2]	Crown Americas LLC	5.250%	4/1/30	81,090	81,017
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	16,434	16,048
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	20,130	19,975
[2,3]	Crown European Holdings SA	2.875%	2/1/26	31,200	30,417
[2]	Diamond BC BV	4.625%	10/1/29	13,745	11,588
[2]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	34,525	32,807
[2]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	71,178	61,904
[2]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	34,277	32,589
	Graphic Packaging International LLC	4.125%	8/15/24	23,440	23,262
[2]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,702
[2]	Graphic Packaging International LLC	3.500%	3/15/28	74,555	68,980
[2]	Graphic Packaging International LLC	3.500%	3/1/29	17,280	15,658
[2]	Graphic Packaging International LLC	3.750%	2/1/30	18,085	16,345
[2]	NOVA Chemicals Corp.	5.250%	6/1/27	55,894	53,576
[2]	Novelis Corp.	3.250%	11/15/26	24,245	22,578
[2]	Novelis Corp.	4.750%	1/30/30	51,958	48,052
13

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Novelis Corp.	3.875%	8/15/31	37,020	32,049
[2]	OCI NV	4.625%	10/15/25	22,514	21,854
	Olin Corp.	5.125%	9/15/27	44,876	43,182
	Olin Corp.	5.625%	8/1/29	16,390	15,735
[2]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	48,968	48,981
[2]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	27,545
[2]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	40,206
[2]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	42,690	41,056
[2]	Sealed Air Corp.	4.000%	12/1/27	8,853	8,419
	Silgan Holdings Inc.	4.125%	2/1/28	14,225	13,554
[3]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	37,612
[2]	Standard Industries Inc.	5.000%	2/15/27	23,785	22,930
[2]	Standard Industries Inc.	4.750%	1/15/28	31,779	30,181
[2]	Standard Industries Inc.	4.375%	7/15/30	87,750	76,450
[2]	Standard Industries Inc.	3.375%	1/15/31	109,950	89,654
[2,3]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	15,252
[2]	Trivium Packaging Finance BV	5.500%	8/15/26	59,455	58,682
[2]	Trivium Packaging Finance BV	8.500%	8/15/27	1,178	1,144
[2]	Tronox Inc.	4.625%	3/15/29	93,970	81,494
					1,953,559
Real Estate (1.5%)
[2]	Iron Mountain Inc.	4.875%	9/15/27	29,895	28,559
[2]	Iron Mountain Inc.	5.250%	3/15/28	1,460	1,402
[2]	Iron Mountain Inc.	4.875%	9/15/29	85,781	78,930
[2]	Iron Mountain Inc.	5.250%	7/15/30	8,045	7,498
[2]	Iron Mountain Inc.	4.500%	2/15/31	3,805	3,340
[2]	Iron Mountain Inc.	5.625%	7/15/32	12,625	11,985
[2]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	704	635
[2]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	4.875%	5/15/29	9,655	8,893
	Service Properties Trust	4.500%	3/15/25	1,582	1,338
	Service Properties Trust	7.500%	9/15/25	4,808	4,659
	Service Properties Trust	5.250%	2/15/26	6,650	5,527
	Service Properties Trust	4.750%	10/1/26	33,592	26,285
	Service Properties Trust	4.950%	2/15/27	9,445	7,790
	Service Properties Trust	5.500%	12/15/27	38,399	33,520
	Service Properties Trust	3.950%	1/15/28	18,540	13,740
	Service Properties Trust	4.950%	10/1/29	2,884	2,154
	Service Properties Trust	4.375%	2/15/30	17,714	12,911
[2]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	5,000	5,003
[2]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	87,348	82,485
[2]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	14,402
[2]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	23,225	22,149
					373,205
Technology (10.5%)
[2]	Black Knight InfoServ LLC	3.625%	9/1/28	69,188	64,059
	Block Inc.	2.750%	6/1/26	67,887	63,376
	Block Inc.	3.500%	6/1/31	7,625	6,616
[2]	Booz Allen Hamilton Inc.	3.875%	9/1/28	14,995	14,224
[2]	Booz Allen Hamilton Inc.	4.000%	7/1/29	15,535	14,831
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	61,233	60,229
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	77,724	71,731
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	71,684	62,248
[2]	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	98,454	97,986
14

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Condor Merger Sub Inc.	7.375%	2/15/30	32,265	28,547
[2]	Entegris Escrow Corp.	4.750%	4/15/29	34,590	33,360
[2]	Entegris Inc.	4.375%	4/15/28	67,165	63,289
[2]	Entegris Inc.	3.625%	5/1/29	20,155	18,006
[2]	Fair Isaac Corp.	4.000%	6/15/28	52,292	48,942
[2]	Gartner Inc.	3.625%	6/15/29	12,435	11,360
[2]	Gartner Inc.	3.750%	10/1/30	38,129	35,159
[2]	II-VI Inc.	5.000%	12/15/29	61,155	58,726
[2]	Imola Merger Corp.	4.750%	5/15/29	255,630	239,037
[2]	Minerva Merger Sub Inc.	6.500%	2/15/30	79,108	71,606
[2]	MSCI Inc.	4.000%	11/15/29	55,270	52,123
[2]	MSCI Inc.	3.625%	9/1/30	10,965	10,002
[2]	MSCI Inc.	3.625%	11/1/31	1,365	1,221
[2]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	5,230	5,124
[2]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	87,345	82,590
[2]	Nielsen Finance LLC / Nielsen Finance Co.	5.875%	10/1/30	4,000	3,923
[2]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	52,325	49,745
	Nokia of America Corp.	6.500%	1/15/28	56,315	56,131
	Nokia of America Corp.	6.450%	3/15/29	88,747	83,847
	Nokia OYJ	4.375%	6/12/27	59,355	59,993
	Nokia OYJ	6.625%	5/15/39	129,409	135,366
[2]	NortonLifeLock Inc.	5.000%	4/15/25	132,140	131,642
[2]	Open Text Corp.	3.875%	2/15/28	99,067	91,769
[2]	Open Text Corp.	3.875%	12/1/29	31,005	27,938
[2]	Open Text Holdings Inc.	4.125%	2/15/30	95,210	88,040
[2]	Open Text Holdings Inc.	4.125%	12/1/31	34,880	31,114
[2]	Presidio Holdings Inc.	4.875%	2/1/27	97,432	93,529
[2]	Presidio Holdings Inc.	8.250%	2/1/28	38,445	36,135
[2]	PTC Inc.	3.625%	2/15/25	18,000	17,529
[2]	PTC Inc.	4.000%	2/15/28	20,370	19,351
	Qorvo Inc.	4.375%	10/15/29	48,875	45,484
[2]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	145,466
	Western Digital Corp.	4.750%	2/15/26	63,443	62,611
	Xerox Corp.	4.625%	3/15/23	70,356	70,271
	Xerox Corp.	4.800%	3/1/35	27,144	20,715
	Xerox Corp.	6.750%	12/15/39	39,241	34,518
[2]	Xerox Holdings Corp.	5.000%	8/15/25	5,145	4,970
[2]	Xerox Holdings Corp.	5.500%	8/15/28	158,030	144,349
					2,668,828
Utilities (1.9%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	47,534
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	37,500	37,728
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	47,506
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	41,391	41,685
[2]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	18,180
[2]	Clearway Energy Operating LLC	3.750%	2/15/31	81,950	71,866
[2]	Clearway Energy Operating LLC	3.750%	1/15/32	16,020	13,656
	FirstEnergy Corp.	4.400%	7/15/27	20,110	19,708
[2]	NextEra Energy Operating Partners LP	4.250%	7/15/24	33,229	32,905
[2]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,471
[2]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	103,525
[2]	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	23,904
15

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	20,945	19,149
					480,817
Total Corporate Bonds (Cost $24,497,392)					22,709,164
Floating Rate Loan Interests (4.0%)
[6]	APX Group Inc. Term Loan B, 1M USD LIBOR + 3.500%	5.656%	10/7/28	26,816	25,165
[6]	Asurion LLC 2nd Lien Term Loan B-4, 1M USD LIBOR + 5.250%	7.622%	1/20/29	10,225	8,722
[6]	Asurion LLC Term Loan B-7, 1M USD LIBOR + 3.000%	5.372%	3/11/24	84,726	81,602
[6]	Asurion LLC Term Loan B-8, 1M USD LIBOR + 3.250%	5.622%	12/23/26	45,096	42,277
[6]	Asurion LLC Term Loan B-9, 1M USD LIBOR + 3.250%	5.622%	7/31/27	71,539	66,996
[6]	Athenahealth Inc. Term Loan B, TSFR1M + 3.500%	5.653%	2/15/29	34,229	32,551
[6]	Brown Group Holding LLC Term Loan B, 1M USD LIBOR + 2.500%	4.872%	7/6/28	51,102	49,161
[6]	Chamberlain Group Inc. Term Loan B, 1M USD LIBOR + 3.500%	5.872%	3/11/28	55,640	51,641
[6]	Clarios Global LP Term Loan B, 1M USD LIBOR + 3.250%	5.622%	4/30/26	21,870	20,995
[6]	Dun & Bradstreet Corp. Term Loan, 3M USD LIBOR + 3.250%	5.550%	6/2/26	108,123	105,041
[6]	Great Outdoors Group LLC Term Loan B-1, 1M USD LIBOR + 3.750%	6.122%	6/3/28	32,810	29,940
[6]	HUB International Ltd. Term Loan B, 3M USD LIBOR + 3.250%	5.982%	4/25/25	35,391	34,567
[6]	IRB Holding Corp. Term Loan B, TSFR1M + 3.150%	4.874%	12/15/27	121,834	116,351
[6]	McAfee Corp. Term Loan B, TSFR1M + 4.000%	6.407%	3/1/29	55,890	53,212
[6]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	5.622%	10/23/28	99,059	94,463
[6]	NorthRiver Midstream Finance LP Term Loan B, 3M USD LIBOR + 3.250%	5.527%	1/10/25	22,811	22,505
[6]	Owens & Minor Inc. Term Loan B, TSFR1M + 3.750%	6.177%	3/29/29	12,708	12,629
[6]	Peraton Corp. Term Loan B, 1M USD LIBOR + 3.750%	6.122%	1/2/28	33,995	32,947
[6]	SRAM LLC Term Loan B, 1M USD LIBOR + 2.750%	3.250%	5/18/28	24,733	23,744
[6]	SRAM LLC Term Loan B, 3M USD LIBOR + 2.750%	3.250%	5/18/28	3,035	2,913
[6]	SS&C European Holdings Sarl Term Loan B-4, 1M USD LIBOR + 1.750%	4.122%	4/16/25	10,408	10,144
[6]	SS&C Technologies Inc. Term Loan B-3, 1M USD LIBOR + 1.750%	4.122%	4/16/25	12,821	12,496
[6]	SS&C Technologies Inc. Term Loan B-5, 1M USD LIBOR + 1.750%	4.122%	4/16/25	18,074	17,658
[6]	Trans Union LLC Term Loan B-6, 1M USD LIBOR + 2.250%	4.622%	1/12/28	57,914	56,426
Total Floating Rate Loan Interests (Cost $1,047,457)					1,004,146
Temporary Cash Investments (1.1%)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC (Dated 7/29/22, Repurchase Value $10,702,000, collateralized by Ginnie Mae 2.500%, 2/20/52, with a value of $10,914,000)	2.300%	8/1/22	10,700	10,700
	Credit Agricole Securities (Dated 7/29/22, Repurchase Value $75,514,000, collateralized by U.S. Treasury Note/Bond 3.000%–4.250%, 11/15/40–2/15/49, with a value of $77,010,000)	2.220%	8/1/22	75,500	75,500
	JP Morgan Securities LLC (Dated 7/29/22, Repurchase Value $15,903,000, collateralized by U.S. Treasury Note/Bond 0.125%–1.375%, 8/31/22–6/30/23, with a value of $16,218,000)	2.250%	8/1/22	15,900	15,900
16

High-Yield Corporate Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Capital Markets LLC (Dated 7/29/22, Repurchase Value $100,519,000, collateralized by Fannie Mae 4.500%, 6/1/52, and U.S. Treasury Note/Bond 0.750%–2.500%, 1/31/24–5/31/26, with a value of $102,510,000)	2.280%	8/1/22	100,500	100,500
TD Securities (USA) LLC (Dated 7/29/22, Repurchase Value $85,116,000, collateralized by Ginnie Mae 2.500%–3.500%, 3/20/48–1/20/52, with a value of $86,802,000)	2.250%	8/1/22	85,100	85,100
				287,700
Total Temporary Cash Investments (Cost $287,700)				287,700
Total Investments (97.3%) (Cost $26,583,030)				24,743,893
Other Assets and Liabilities—Net (2.7%)				678,876
Net Assets (100%)				25,422,769
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $28,874,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $14,991,742,000, representing 59.0% of net assets.
3	Face amount denominated in euro.
4	Face amount denominated in Canadian dollars.
5	Face amount denominated in British pounds.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term SOFR 1 Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc.	5,801	5,540	—	(261)
17

High-Yield Corporate Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	8/31/22	EUR	30,030	USD	30,717	41	—
JPMorgan Chase Bank, N.A.	8/31/22	USD	75,676	CAD	97,435	—	(410)
Deutsche Bank AG	8/31/22	USD	839,885	EUR	821,485	—	(1,507)
Toronto-Dominion Bank	8/31/22	USD	52,507	GBP	43,575	—	(595)
						41	(2,512)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S38-V2	6/21/27	USD	322,265	5.000	5,651	12,995
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
18

High-Yield Corporate Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $26,583,030)	24,743,893
Investment in Vanguard	924
Cash	10,815
Foreign Currency, at Value (Cost $67)	30
Receivables for Investment Securities Sold	417,097
Receivables for Accrued Income	327,767
Receivables for Capital Shares Issued	19,440
Variation Margin Receivable—Centrally Cleared Swap Contracts	778
Unrealized Appreciation—Forward Currency Contracts	41
Total Assets	25,520,785
Liabilities
Payables for Investment Securities Purchased	25,918
Payables to Investment Advisor	1,846
Payables for Capital Shares Redeemed	43,581
Payables for Distributions	22,675
Payables to Vanguard	1,223
Unrealized Depreciation—Floating Rate Loan Commitments	261
Unrealized Depreciation—Forward Currency Contracts	2,512
Total Liabilities	98,016
Net Assets	25,422,769
At July 31, 2022, net assets consisted of:

Paid-in Capital	27,959,862
Total Distributable Earnings (Loss)	(2,537,093)
Net Assets	25,422,769

Investor Shares—Net Assets
Applicable to 584,833,038 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,150,207
Net Asset Value Per Share—Investor Shares	$5.39

Admiral Shares—Net Assets
Applicable to 4,134,886,034 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,272,562
Net Asset Value Per Share—Admiral Shares	$5.39

See accompanying Notes, which are an integral part of the Financial Statements.
19

High-Yield Corporate Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest	631,677
Total Income	631,677
Expenses
Investment Advisory Fees—Note B	3,850
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,043
Management and Administrative—Admiral Shares	10,689
Marketing and Distribution—Investor Shares	143
Marketing and Distribution—Admiral Shares	561
Custodian Fees	92
Shareholders’ Reports—Investor Shares	45
Shareholders’ Reports—Admiral Shares	122
Trustees’ Fees and Expenses	7
Other Expenses	5
Total Expenses	18,557
Expenses Paid Indirectly	(4)
Net Expenses	18,553
Net Investment Income	613,124
Realized Net Gain (Loss)
Investment Securities Sold	(190,446)
Swap Contracts	(19,428)
Forward Currency Contracts	116,598
Foreign Currencies	(1,718)
Realized Net Gain (Loss)	(94,994)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,793,222)
Floating Rate Loan Commitments	(261)
Swap Contracts	15,576
Forward Currency Contracts	(11,879)
Foreign Currencies	(341)
Change in Unrealized Appreciation (Depreciation)	(1,790,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,271,997)

See accompanying Notes, which are an integral part of the Financial Statements.
20

High-Yield Corporate Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	613,124	1,198,182
Realized Net Gain (Loss)	(94,994)	376,215
Change in Unrealized Appreciation (Depreciation)	(1,790,127)	(1,294,169)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,271,997)	280,228
Distributions
Investor Shares	(76,669)	(156,416)
Admiral Shares	(553,813)	(1,064,431)
Total Distributions	(630,482)	(1,220,847)
Capital Share Transactions
Investor Shares	(226,265)	(147,124)
Admiral Shares	(1,071,222)	1,036,017
Net Increase (Decrease) from Capital Share Transactions	(1,297,487)	888,893
Total Increase (Decrease)	(3,199,966)	(51,726)
Net Assets
Beginning of Period	28,622,735	28,674,461
End of Period	25,422,769	28,622,735

See accompanying Notes, which are an integral part of the Financial Statements.
21

High-Yield Corporate Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.77	$5.96	$5.94	$5.67	$5.91	$5.86
Investment Operations
Net Investment Income[1]	.124	.238	.259	.302	.317	.309
Net Realized and Unrealized Gain (Loss) on Investments	(.376)	(.185)	.034	.278	(.230)	.048
Total from Investment Operations	(.252)	.053	.293	.580	.087	.357
Distributions
Dividends from Net Investment Income	(.128)	(.243)	(.273)	(.310)	(.327)	(.307)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.128)	(.243)	(.273)	(.310)	(.327)	(.307)
Net Asset Value, End of Period	$5.39	$5.77	$5.96	$5.94	$5.67	$5.91
Total Return[2]	-4.37%	0.84%	5.22%	10.45%	1.61%	6.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,150	$3,612	$3,877	$4,102	$3,557	$4,146
Ratio of Total Expenses to Average Net Assets	0.23%[3]	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.60%	4.00%	4.51%	5.16%	5.55%	5.20%
Portfolio Turnover Rate	14%	31%	38%	28%	21%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.

See accompanying Notes, which are an integral part of the Financial Statements.
22

High-Yield Corporate Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.77	$5.96	$5.94	$5.67	$5.91	$5.86
Investment Operations
Net Investment Income[1]	.127	.244	.265	.308	.323	.314
Net Realized and Unrealized Gain (Loss) on Investments	(.376)	(.185)	.033	.278	(.230)	.049
Total from Investment Operations	(.249)	.059	.298	.586	.093	.363
Distributions
Dividends from Net Investment Income	(.131)	(.249)	(.278)	(.316)	(.333)	(.313)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.131)	(.249)	(.278)	(.316)	(.333)	(.313)
Net Asset Value, End of Period	$5.39	$5.77	$5.96	$5.94	$5.67	$5.91
Total Return[2]	-4.32%	0.94%	5.32%	10.55%	1.71%	6.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,273	$25,011	$24,798	$22,701	$19,285	$20,721
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.70%	4.10%	4.60%	5.26%	5.65%	5.30%
Portfolio Turnover Rate	14%	31%	38%	28%	21%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.
23

High-Yield Corporate Fund
Notes to Financial Statements
Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these
24

High-Yield Corporate Fund
commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2022, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
25

High-Yield Corporate Fund
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each
26

High-Yield Corporate Fund
counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
During the six months ended July 31, 2022, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
27

High-Yield Corporate Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2022, the investment advisory fee represented an effective annual rate of 0.03% of the fund’s average net assets.
In July 2022, the board of trustees approved adding Vanguard as an investment advisor to a portion of the fund, effective on August 29, 2022.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $924,000, representing less than 0.01% of the fund’s net assets and 0.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
28

High-Yield Corporate Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	742,883	—	742,883
Corporate Bonds	—	22,709,164	—	22,709,164
Floating Rate Loan Interests	—	1,004,146	—	1,004,146
Temporary Cash Investments	—	287,700	—	287,700
Total	—	24,743,893	—	24,743,893
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	261	—	261
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	41	—	41
Swap Contracts	12,995[1]	—	—	12,995
Total	12,995	41	—	13,036
Liabilities
Forward Currency Contracts	—	2,512	—	2,512
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
29

High-Yield Corporate Fund
F.	At July 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	12,995	12,995
Unrealized Appreciation—Forward Currency Contracts	41	—	41
Total Assets	41	12,995	13,036

Unrealized Depreciation—Forward Currency Contracts	2,512	—	2,512
Total Liabilities	2,512	—	2,512
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Contracts	—	(19,428)	(19,428)
Forward Currency Contracts	116,598	—	116,598
Realized Net Gain (Loss) on Derivatives	116,598	(19,428)	97,170
Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	15,576	15,576
Forward Currency Contracts	(11,879)	—	(11,879)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(11,879)	15,576	3,697
G.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments, other financial instruments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,575,354
Gross Unrealized Appreciation	132,719
Gross Unrealized Depreciation	(1,953,917)
Net Unrealized Appreciation (Depreciation)	(1,821,198)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $603,648,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
30

High-Yield Corporate Fund
H.	During the six months ended July 31, 2022, the fund purchased $3,229,005,000 of investment securities and sold $3,897,128,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $275,086,000 and $625,137,000, respectively.
I.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	225,450	41,470	967,937	162,449
Issued in Lieu of Cash Distributions	64,923	11,932	133,360	22,449
Redeemed	(516,638)	(94,599)	(1,248,421)	(209,615)
Net Increase (Decrease)—Investor Shares	(226,265)	(41,197)	(147,124)	(24,717)
Admiral Shares
Issued	2,561,735	468,851	6,260,677	1,051,228
Issued in Lieu of Cash Distributions	427,788	78,641	812,641	136,821
Redeemed	(4,060,745)	(747,707)	(6,037,301)	(1,015,302)
Net Increase (Decrease)—Admiral Shares	(1,071,222)	(200,215)	1,036,017	172,747
J.	Management has determined that no other events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
31

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard High-Yield Corporate Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of an experienced team of fixed income research analysts who conduct detailed credit analysis. The advisor focuses on higher-quality high-yield bonds, as it expects these higher-quality issues to offer a more favorable risk/reward trade-off over the long-term. The team’s credit analysis seeks to identify companies whose fundamentals are stable or improving and whose securities offer an attractive yield. The firm has managed the High-Yield Corporate Fund since its inception in 1978.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
32

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
33

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High-Yield Corporate Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
34

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q292 092022

Semiannual Report  |  July 31, 2022
Vanguard GNMA Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
GNMA Fund
Investor Shares	$1,000.00	$958.90	$1.02
Admiral™ Shares	1,000.00	959.40	0.53
Based on Hypothetical 5% Yearly Return
GNMA Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.11% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

GNMA Fund
Distribution by Stated Maturity
As of July 31, 2022
0 - 5 Years	0.2%
5 - 10 Years	0.8
10 - 15 Years	2.7
15 - 20 Years	8.5
20 - 25 Years	19.3
Over 25 Years	68.5
The table reflects the fund's investments, except for short-term investments and derivatives.
3

GNMA Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (97.7%)
Conventional Mortgage-Backed Securities (91.4%)
[1,2]	Fannie Mae Pool	2.120%	5/1/31	20,825	20,003
[1,2]	Fannie Mae Pool	2.250%	4/1/33	27,145	24,861
[1,2]	Fannie Mae Pool	2.690%	3/1/37	8,121	7,457
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,925	1,889
[1,2]	Fannie Mae Pool	2.960%	6/1/31	2,353	2,310
[1,2]	Fannie Mae Pool	3.010%	8/1/34	2,045	1,986
[1,2]	Fannie Mae Pool	3.050%	7/1/31	2,000	1,975
[1,2]	Fannie Mae Pool	3.240%	3/1/28	5,957	5,989
[1,2]	Fannie Mae Pool	3.260%	12/1/37	4,175	4,081
[1,2]	Fannie Mae Pool	3.410%	5/1/32	4,100	4,123
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,365	1,379
[1,2]	Fannie Mae Pool	3.460%	9/1/29	6,326	6,433
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	11,375	11,111
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,652	1,653
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	2,050	2,101
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/45	23,799	24,832
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	8,279	8,708
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	52,900	50,012
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	434,465	423,269
	Ginnie Mae I Pool	3.250%	8/15/42	9,930	9,949
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	352,139	355,832
[1]	Ginnie Mae I Pool	3.750%	7/15/42	1,117	1,140
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	16,604	17,295
[1]	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	481,605	497,653
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	246,572	259,208
[1]	Ginnie Mae I Pool	5.000%	1/15/30–7/15/52	250,277	264,711
[1]	Ginnie Mae I Pool	5.500%	9/15/23–9/15/45	188,532	202,603
[1]	Ginnie Mae I Pool	6.000%	2/15/24–6/15/41	101,057	106,992
[1]	Ginnie Mae I Pool	6.500%	7/15/23–7/15/40	68,865	72,707
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	11,865	12,709
	Ginnie Mae I Pool	7.250%	1/15/27	7	7
	Ginnie Mae I Pool	7.500%	10/15/31	5,304	5,673
	Ginnie Mae I Pool	8.000%	8/15/31	2,043	2,228
	Ginnie Mae I Pool	8.500%	9/15/22–6/15/28	29	31
[1,3]	Ginnie Mae II Pool	1.500%	4/20/44–8/15/52	150,002	132,304
[1,3,4]	Ginnie Mae II Pool	2.000%	10/20/43–8/15/52	4,060,762	3,729,377
[1,3,4]	Ginnie Mae II Pool	2.500%	11/20/42–8/15/52	4,991,719	4,730,737
[1,3,4]	Ginnie Mae II Pool	3.000%	4/20/31–8/15/52	2,936,438	2,864,350
[1,3,4,5]	Ginnie Mae II Pool	3.500%	10/20/40–8/15/52	2,072,483	2,087,013
4

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Ginnie Mae II Pool	4.000%	4/20/39–8/15/52	725,574	744,850
[1]	Ginnie Mae II Pool	4.500%	12/20/32–1/20/50	334,972	349,423
[1]	Ginnie Mae II Pool	5.000%	10/20/32–12/20/43	63,036	68,396
[1]	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	13,570	14,419
[1]	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	17,561	18,652
[1]	Ginnie Mae II Pool	6.500%	5/20/37–3/20/41	539	603
[1]	Ginnie Mae II Pool	7.500%	8/20/25	26	27
[1,2,3]	UMBS Pool	1.500%	8/25/52	3,000	2,577
[1,2,3]	UMBS Pool	2.000%	11/1/46–8/25/52	36,387	32,871
[1,2,3]	UMBS Pool	2.500%	7/1/27–8/25/52	106,516	100,147
[1,2,3]	UMBS Pool	3.000%	11/1/22–6/1/49	678	723
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	2,148	2,191
[1,2]	UMBS Pool	4.500%	12/1/40–3/1/44	853	901
[1,2]	UMBS Pool	5.000%	9/1/35	4,735	4,927
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	1,038	1,115
					17,298,513
Nonconventional Mortgage-Backed Securities (6.3%)
[1,2,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.269%	8/1/43	2,248	2,332
[1,2,6]	Fannie Mae Pool, 12M USD LIBOR + 1.580%	1.954%	9/1/44	3,293	3,458
[1,2]	Fannie Mae REMICS	1.500%	11/25/50–1/25/51	27,010	17,532
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	4,071	3,879
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	3,422	3,312
[1,2]	Fannie Mae REMICS	3.000%	6/25/43–7/25/49	39,228	37,351
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	71,674	70,510
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	1,633	1,724
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.593%	2.990%	10/1/44	2,420	2,368
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.600%	1.850%	10/1/44	5,709	5,913
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.615%	2.216%	9/1/44	2,533	2,628
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	1.890%	10/1/44	3,236	3,379
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	1.998%	7/1/44	1,449	1,521
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	2.014%	9/1/43	3,081	3,218
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	2.069%	4/1/44	2,988	3,105
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.636%	2.644%	8/1/43	3,047	3,149
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	4,468	4,228
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	5,369	4,393
[1,2]	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	84,501	81,771
[1,2]	Freddie Mac REMICS	3.500%	8/15/45	9,017	8,950
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	3,733	3,596
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	4,747	5,018
[1]	Ginnie Mae REMICS	1.000%	8/20/50–10/20/50	86,607	73,973
[1]	Ginnie Mae REMICS	1.500%	4/16/50–9/20/50	74,978	68,774
[1]	Ginnie Mae REMICS	1.650%	11/20/45	38,238	36,088
[1]	Ginnie Mae REMICS	1.750%	10/20/42–7/20/44	19,950	18,154
[1]	Ginnie Mae REMICS	2.000%	7/20/42–10/20/44	24,800	23,404
[1]	Ginnie Mae REMICS	2.250%	3/16/45	7,596	7,242
[1]	Ginnie Mae REMICS	2.375%	4/20/44	2,462	2,361
[1]	Ginnie Mae REMICS	2.500%	12/16/39–2/20/52	169,264	158,723
[1]	Ginnie Mae REMICS	3.000%	6/20/39–6/20/49	380,169	367,169
5

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae REMICS	3.000%	7/20/43	4,327	4,264
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	12,364	12,536
[1]	Ginnie Mae REMICS	3.500%	7/20/43–2/20/49	82,893	82,922
[1]	Ginnie Mae REMICS	3.666%	10/20/48	12,097	12,033
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,188	2,200
[1]	Ginnie Mae REMICS	4.000%	1/20/45	18,093	18,388
[1]	Ginnie Mae REMICS	4.500%	6/20/39	1,660	1,727
[1]	Ginnie Mae REMICS	5.000%	6/16/37	6,167	6,402
[1]	Ginnie Mae REMICS	5.500%	8/16/36	5,500	5,871
[1,6]	Ginnie Mae REMICS, 1M USD LIBOR + 0.200%	2.326%	2/20/37	1,406	1,391
[1]	Government National Mortgage Assn.	2.350%	5/17/46	4,436	4,357
[1]	Government National Mortgage Assn.	2.650%	11/17/48	4,880	4,722
					1,186,036
Total U.S. Government and Agency Obligations (Cost $19,002,378)					18,484,549
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[1]	Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	9,766	8,786
[1]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	10,271	9,225
[1]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	14,147	12,742
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	118,295	114,863
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	13,188	13,059
[1]	Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	74,477	69,148
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $252,482)					227,823
				Shares
Temporary Cash Investments (4.5%)
Money Market Fund (2.2%)
[7]	Vanguard Market Liquidity Fund	1.903%		4,283,898	428,218
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.3%)
	Bank of America Securities, LLC (Dated 7/29/22, Repurchase Value $600,000, collateralized by Ginnie Mae 2.500%, 2/20/52, with a value of $612,000)	2.300%	8/1/22	600	600
	Bank of Nova Scotia (Dated 7/29/22, Repurchase Value $1,000,000, collateralized by U.S. Treasury Bill 0.000%, 1/26/23, and U.S. Treasury Note/Bond 0.250%–2.750%, 10/31/23–2/15/46, with a value of $1,020,000)	2.250%	8/1/22	1,000	1,000
6

GNMA Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Barclays Capital Inc. (Dated 7/29/22, Repurchase Value $64,412,000, collateralized by U.S. Treasury Note/Bond 2.625%, 5/31/27, with a value of $65,688,000)	2.220%	8/1/22	64,400	64,400
Citigroup Global Markets Inc. (Dated 7/29/22, Repurchase Value $27,705,000, collateralized by U.S. Treasury Note/Bond 2.000%–3.375%, 11/15/48–2/15/50, with a value of $28,254,000)	2.250%	8/1/22	27,700	27,700
Credit Agricole Securities (USA) Inc. (Dated 7/29/22, Repurchase Value $19,504,000, collateralized by Treasury Inflation Indexed Note/Bond 2.500%, 1/15/29, with a value of $19,890,000)	2.220%	8/1/22	19,500	19,500
HSBC Bank USA (Dated 7/29/22, Repurchase Value $3,101,000, collateralized by Treasury Inflation Indexed Note/Bond 0.500%, 4/15/24, U.S. Treasury Bill 0.000%, 2/23/23, and U.S. Treasury Note/Bond 6.000%, 2/15/26, with a value of $3,162,000)	2.240%	8/1/22	3,100	3,100
HSBC Bank USA (Dated 7/29/22, Repurchase Value $76,415,000, collateralized by Fannie Mae 2.000%–3.500%, 3/1/47–5/1/52, and Freddie Mac 3.000%, 10/1/51, with a value of $77,928,000)	2.300%	8/1/22	76,400	76,400
Natixis SA (Dated 7/29/22, Repurchase Value $132,424,000, collateralized by Treasury Inflation Indexed Note/Bond 1.375%, 2/15/44, and U.S. Treasury Note/Bond 1.500%–4.750%, 8/15/26–11/15/49, with a value of $135,048,000)	2.220%	8/1/22	132,400	132,400
7

GNMA Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale (Dated 7/29/22, Repurchase Value $89,517,000, collateralized by U.S. Treasury Note/Bond 2.461%, 4/30/24, with a value of $91,290,000)	2.265%	8/1/22	89,500	89,500
TD Securities (USA) LLC (Dated 7/29/22, Repurchase Value $16,603,000, collateralized by Ginnie Mae 2.500%, 9/20/51, with a value of $16,932,000)	2.250%	8/1/22	16,600	16,600
				431,200
Total Temporary Cash Investments (Cost $859,587)				859,418
Total Investments (103.4%) (Cost $20,114,447)				19,571,790
Other Assets and Liabilities—Net (-3.4%)				(645,999)
Net Assets (100%)				18,925,791
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
4	Securities with a value of $9,380,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	Securities with a value of $5,977,000 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
8

GNMA Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	3,371	383,372	1,840

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(594)	(125,014)	24
10-Year U.S. Treasury Note	September 2022	(2,675)	(324,051)	(5,606)
Long U.S. Treasury Bond	September 2022	(580)	(83,520)	(1,800)
Ultra 10-Year U.S. Treasury Note	September 2022	(69)	(9,056)	(114)
				(7,496)
				(5,656)
See accompanying Notes, which are an integral part of the Financial Statements.
9

GNMA Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $19,686,060)	19,143,572
Affiliated Issuers (Cost $428,387)	428,218
Total Investments in Securities	19,571,790
Investment in Vanguard	712
Cash	5,909
Receivables for Investment Securities Sold	1,169,657
Receivables for Accrued Income	46,181
Receivables for Capital Shares Issued	3,063
Other Assets	615
Total Assets	20,797,927
Liabilities
Payables for Investment Securities Purchased	1,842,797
Payables for Capital Shares Redeemed	19,925
Payables for Distributions	7,015
Payables to Investment Advisor	483
Payables to Vanguard	1,064
Variation Margin Payable—Futures Contracts	852
Total Liabilities	1,872,136
Net Assets	18,925,791
10

GNMA Fund
Statement of Assets and Liabilities (continued)
At July 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	20,427,417
Total Distributable Earnings (Loss)	(1,501,626)
Net Assets	18,925,791

Investor Shares—Net Assets
Applicable to 579,360,341 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,727,378
Net Asset Value Per Share—Investor Shares	$9.89

Admiral Shares—Net Assets
Applicable to 1,335,102,471 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,198,413
Net Asset Value Per Share—Admiral Shares	$9.89
See accompanying Notes, which are an integral part of the Financial Statements.
11

GNMA Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Interest[1]	206,769
Total Income	206,769
Expenses
Investment Advisory Fees—Note B	1,038
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,603
Management and Administrative—Admiral Shares	6,381
Marketing and Distribution—Investor Shares	213
Marketing and Distribution—Admiral Shares	322
Custodian Fees	212
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	59
Trustees’ Fees and Expenses	5
Other Expenses	6
Total Expenses	13,888
Expenses Paid Indirectly	(30)
Net Expenses	13,858
Net Investment Income	192,911
Realized Net Gain (Loss)
Investment Securities Sold[1]	(482,556)
Futures Contracts	(36,643)
Realized Net Gain (Loss)	(519,199)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(600,158)
Futures Contracts	1,106
Change in Unrealized Appreciation (Depreciation)	(599,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	(925,340)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,295,000, ($344,000), and $216,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
12

GNMA Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	192,911	221,471
Realized Net Gain (Loss)	(519,199)	(212,099)
Change in Unrealized Appreciation (Depreciation)	(599,052)	(532,825)
Net Increase (Decrease) in Net Assets Resulting from Operations	(925,340)	(523,453)
Distributions
Investor Shares	(55,234)	(57,843)
Admiral Shares	(134,671)	(156,253)
Total Distributions	(189,905)	(214,096)
Capital Share Transactions
Investor Shares	(650,257)	(789,418)
Admiral Shares	(1,606,549)	(3,495,820)
Net Increase (Decrease) from Capital Share Transactions	(2,256,806)	(4,285,238)
Total Increase (Decrease)	(3,372,051)	(5,022,787)
Net Assets
Beginning of Period	22,297,842	27,320,629
End of Period	18,925,791	22,297,842
See accompanying Notes, which are an integral part of the Financial Statements.
13

GNMA Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.41	$10.73	$10.58	$10.31	$10.32	$10.51
Investment Operations
Net Investment Income[1]	.092	.085	.178	.285	.298	.284
Net Realized and Unrealized Gain (Loss) on Investments	(.520)	(.321)	.157	.272	(.011)	(.193)
Total from Investment Operations	(.428)	(.236)	.335	.557	.287	.091
Distributions
Dividends from Net Investment Income	(.092)	(.084)	(.176)	(.287)	(.297)	(.281)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	(.009)	—	—	—
Total Distributions	(.092)	(.084)	(.185)	(.287)	(.297)	(.281)
Net Asset Value, End of Period	$9.89	$10.41	$10.73	$10.58	$10.31	$10.32
Total Return[2]	-4.11%	-2.21%	3.17%	5.46%	2.85%	0.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,727	$6,711	$7,719	$7,365	$6,715	$7,598
Ratio of Total Expenses to Average Net Assets	0.21%[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.88%	0.80%	1.66%	2.71%	2.93%	2.70%
Portfolio Turnover Rate[4]	268%	800%	638%	616%	415%	620%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Includes 110%, 298%, 182%, 198%, 200%, and 156%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
14

GNMA Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.41	$10.73	$10.58	$10.31	$10.32	$10.51
Investment Operations
Net Investment Income[1]	.097	.098	.184	.295	.309	.294
Net Realized and Unrealized Gain (Loss) on Investments	(.520)	(.323)	.161	.272	(.012)	(.192)
Total from Investment Operations	(.423)	(.225)	.345	.567	.297	.102
Distributions
Dividends from Net Investment Income	(.097)	(.095)	(.185)	(.297)	(.307)	(.292)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	(.010)	—	—	—
Total Distributions	(.097)	(.095)	(.195)	(.297)	(.307)	(.292)
Net Asset Value, End of Period	$9.89	$10.41	$10.73	$10.58	$10.31	$10.32
Total Return[2]	-4.06%	-2.11%	3.28%	5.57%	2.95%	0.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,198	$15,587	$19,602	$17,356	$14,706	$16,491
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.99%	0.92%	1.72%	2.81%	3.03%	2.80%
Portfolio Turnover Rate[4]	268%	800%	638%	616%	415%	620%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Includes 110%, 298%, 182%, 198%, 200%, and 156%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
15

GNMA Fund
Notes to Financial Statements
Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2022, counterparties had deposited in segregated accounts securities with a value of $18,225,000 and cash of $3,298,000 in connection with TBA transactions.
16

GNMA Fund
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
17

GNMA Fund
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on
18

GNMA Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.01% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $712,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $30,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

GNMA Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,484,549	—	18,484,549
Asset-Backed/Commercial Mortgage-Backed Securities	—	227,823	—	227,823
Temporary Cash Investments	428,218	431,200	—	859,418
Total	428,218	19,143,572	—	19,571,790

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,864	—	—	1,864
Liabilities
Futures Contracts[1]	7,520	—	—	7,520
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,117,855
Gross Unrealized Appreciation	185,689
Gross Unrealized Depreciation	(737,410)
Net Unrealized Appreciation (Depreciation)	(551,721)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $445,354,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended July 31, 2022, the fund purchased $58,526,125,000 of investment securities and sold $60,523,458,000 of investment securities, other than temporary cash investments.
20

GNMA Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	194,496	19,430	629,695	59,106
Issued in Lieu of Cash Distributions	52,522	5,325	54,958	5,183
Redeemed	(897,275)	(90,020)	(1,474,071)	(138,852)
Net Increase (Decrease)—Investor Shares	(650,257)	(65,265)	(789,418)	(74,563)
Admiral Shares
Issued	574,569	58,064	2,344,913	220,452
Issued in Lieu of Cash Distributions	103,622	10,504	120,457	11,356
Redeemed	(2,284,740)	(230,580)	(5,961,190)	(561,063)
Net Increase (Decrease)—Admiral Shares	(1,606,549)	(162,012)	(3,495,820)	(329,255)
I.  Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard GNMA Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers are backed by a team of experienced analysts who help inform their strategic perspective and conduct statistical and cash-flow analysis. The team leverages its deep knowledge of the mortgage industry to analyze the relative value of various GNMA bonds and seeks to construct a portfolio with lower prepayment and extension risk than the benchmark, but with similar interest rate risk. Wellington Management has advised the GNMA Fund since its inception in 1980.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
22

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard GNMA Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
24

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q362 092022

Semiannual Report  |  July 31, 2022
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$ 939.70	$1.20
ETF Shares	1,000.00	940.50	0.58
Admiral™ Shares	1,000.00	940.60	0.58
Institutional Shares	1,000.00	940.50	0.48
Real Estate II Index Fund	$1,000.00	$ 940.70	$0.38
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.56	$1.25
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.30	0.50
Real Estate II Index Fund	$1,000.00	$1,024.40	$0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Real Estate Index Fund, 0.25% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.10% for Institutional Shares; and for the Real Estate II Index Fund, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Real Estate Index Fund
Fund Allocation
As of July 31, 2022
Diversified Real Estate Activities	0.1%
Diversified REITs	2.7
Health Care REITs	8.1
Hotel & Resort REITs	2.6
Industrial REITs	11.8
Office REITs	5.9
Real Estate Development	0.2
Real Estate Operating Companies	0.5
Real Estate Services	4.0
Residential REITs	15.1
Retail REITs	11.3
Specialized REITs	37.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.2%)
Diversified REITs (2.4%)
	WP Carey Inc.	8,743,103	780,759
	STORE Capital Corp.	11,303,279	328,021
	Broadstone Net Lease Inc.	7,497,078	169,959
	Essential Properties Realty Trust Inc.	5,761,575	138,969
	Global Net Lease Inc.	4,765,303	71,908
	American Assets Trust Inc.	2,359,709	71,334
	Alexander & Baldwin Inc.	3,326,594	66,233
	Empire State Realty Trust Inc. Class A	6,595,841	56,263
	iStar Inc.	3,167,456	52,928
	Armada Hoffler Properties Inc.	3,084,492	43,738
	Gladstone Commercial Corp.	1,731,930	36,284
	One Liberty Properties Inc.	768,149	21,316
			1,837,712
Health Care REITs (7.1%)
	Welltower Inc.	19,766,417	1,706,632
	Ventas Inc.	18,324,532	985,493
	Healthpeak Properties Inc.	24,737,357	683,493
	Medical Properties Trust Inc.	27,375,325	471,951
[1]	Healthcare Realty Trust Inc. Class A	17,462,874	458,400
	Omega Healthcare Investors Inc.	10,967,903	340,005
	Physicians Realty Trust	10,318,085	183,352
	Sabra Health Care REIT Inc.	10,591,234	162,999
	National Health Investors Inc.	2,103,159	136,369
	CareTrust REIT Inc.	4,451,645	91,927
	LTC Properties Inc.	1,811,743	75,912
	Community Healthcare Trust Inc.	1,091,309	42,507
		Shares	Market Value• ($000)
	Global Medical REIT Inc.	2,797,902	34,079
	Universal Health Realty Income Trust	599,909	32,335
	Diversified Healthcare Trust	10,977,598	18,991
			5,424,445
Hotel & Resort REITs (2.3%)
	Host Hotels & Resorts Inc.	32,757,517	583,411
*	Ryman Hospitality Properties Inc.	2,399,581	212,459
	Park Hotels & Resorts Inc.	10,846,779	169,101
	Apple Hospitality REIT Inc.	9,946,332	165,905
	Pebblebrook Hotel Trust	6,031,229	117,971
*	Sunstone Hotel Investors Inc.	10,060,581	113,986
	RLJ Lodging Trust	7,640,761	95,433
*	DiamondRock Hospitality Co.	9,666,781	89,708
*	Xenia Hotels & Resorts Inc.	5,238,792	86,021
	Service Properties Trust	7,578,116	49,561
*	Summit Hotel Properties Inc.	4,873,237	38,255
*	Chatham Lodging Trust	2,123,237	25,819
			1,747,630
Industrial REITs (10.3%)
	Prologis Inc.	33,943,300	4,499,524
	Duke Realty Corp.	17,557,346	1,098,387
	Rexford Industrial Realty Inc.	7,363,812	481,667
	Americold Realty Trust Inc.	12,305,953	403,020
	EastGroup Properties Inc.	1,892,111	322,680
	First Industrial Realty Trust Inc.	6,044,767	314,026
	STAG Industrial Inc.	8,162,623	267,571
	Terreno Realty Corp.	3,462,935	216,953
	LXP Industrial Trust	13,102,576	143,735
4

Real Estate Index Fund
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	1,175,398	113,320
	Plymouth Industrial REIT Inc.	1,675,476	32,270
	Industrial Logistics Properties Trust	2,996,099	30,051
			7,923,204
Office REITs (5.2%)
	Alexandria Real Estate Equities Inc.	6,969,646	1,155,428
	Boston Properties Inc.	6,827,275	622,374
	Kilroy Realty Corp.	4,818,279	261,054
	Vornado Realty Trust	7,474,866	227,161
	Cousins Properties Inc.	6,820,035	210,398
	Douglas Emmett Inc.	8,060,010	190,539
	Highwoods Properties Inc.	4,811,285	171,137
[1]	SL Green Realty Corp.	2,970,817	147,501
*	Equity Commonwealth	5,187,537	145,510
	Corporate Office Properties Trust	5,152,111	145,032
	JBG SMITH Properties	5,265,596	133,957
	Hudson Pacific Properties Inc.	6,934,801	104,299
	Piedmont Office Realty Trust Inc. Class A	5,655,355	77,818
	Easterly Government Properties Inc. Class A	3,753,923	76,092
	Brandywine Realty Trust	7,852,004	73,416
	Paramount Group Inc.	8,039,427	63,110
*	Veris Residential Inc.	3,547,059	49,481
	Office Properties Income Trust	2,223,013	46,194
	Orion Office REIT Inc.	2,596,389	28,405
	City Office REIT Inc.	1,998,229	28,175
	Franklin Street Properties Corp.	4,764,019	18,056
*,2	New York REIT Liquidating LLC	1,208	14
			3,975,151
Other (11.7%)[3]
[4,5]	Vanguard Real Estate II Index Fund	376,527,417	8,978,201
Residential REITs (13.3%)
	AvalonBay Communities Inc.	6,410,351	1,371,430
	Equity Residential	15,780,906	1,237,065
	Invitation Homes Inc.	27,872,753	1,087,874
	Mid-America Apartment Communities Inc.	5,290,637	982,630
	Sun Communities Inc.	5,319,124	872,124
	Essex Property Trust Inc.	2,994,301	857,957
	UDR Inc.	14,598,581	706,571
	Camden Property Trust	4,507,068	635,947
	Equity LifeStyle Properties Inc.	8,102,334	595,684
		Shares	Market Value• ($000)
	American Homes 4 Rent Class A	13,300,847	503,836
	American Campus Communities Inc.	6,457,763	421,821
	Apartment Income REIT Corp. Class A	7,200,784	326,484
	Independence Realty Trust Inc.	10,136,076	225,021
[1]	Washington REIT	4,009,715	88,895
	NexPoint Residential Trust Inc.	1,054,907	70,193
	Centerspace	689,948	59,260
*	Apartment Investment & Management Co. Class A	6,986,166	58,125
	UMH Properties Inc.	2,269,252	48,358
	Bluerock Residential Growth REIT Inc. Class A	1,341,420	35,239
			10,184,514
Retail REITs (9.9%)
	Realty Income Corp.	27,123,565	2,006,873
	Simon Property Group Inc.	14,672,055	1,593,972
	Kimco Realty Corp.	28,285,568	625,394
	Regency Centers Corp.	7,074,635	455,819
	National Retail Properties Inc.	8,056,224	383,557
	Federal Realty OP LP	3,245,463	342,753
	Brixmor Property Group Inc.	13,661,702	316,678
	Agree Realty Corp.	3,269,938	260,254
	Spirit Realty Capital Inc.	5,859,542	259,812
	Kite Realty Group Trust	10,042,773	199,751
[1]	Phillips Edison & Co. Inc.	5,201,736	177,067
	SITE Centers Corp.	8,720,282	127,403
	Macerich Co.	9,771,519	103,676
	Retail Opportunity Investments Corp.	5,632,905	98,351
	InvenTrust Properties Corp.	3,089,122	88,565
	Urban Edge Properties	5,384,974	88,475
	Tanger Factory Outlet Centers Inc.	4,776,117	77,707
	Acadia Realty Trust	4,095,949	70,164
	Getty Realty Corp.	1,821,938	53,456
	Necessity Retail REIT Inc. Class A	5,959,018	46,421
	RPT Realty	3,894,414	42,332
	NETSTREIT Corp.	2,027,187	41,557
	Saul Centers Inc.	653,078	34,143
	Alexander's Inc.	105,398	25,665
	Urstadt Biddle Properties Inc. Class A	1,368,442	25,179
[1]	CBL & Associates Properties Inc.	582,322	17,930

5

Real Estate Index Fund
		Shares	Market Value• ($000)
	Urstadt Biddle Properties Inc.	16,032	299
*,2	Spirit MTA REIT	2,071,263	—
			7,563,253
Specialized REITs (33.0%)
	American Tower Corp.	20,911,134	5,663,362
	Crown Castle International Corp.	19,825,397	3,581,656
	Equinix Inc.	4,161,311	2,928,481
	Public Storage	7,229,976	2,359,936
	SBA Communications Corp.	4,989,735	1,675,503
	Digital Realty Trust Inc.	12,423,409	1,645,481
	VICI Properties Inc.	38,751,120	1,324,901
	Weyerhaeuser Co.	34,233,746	1,243,370
	Extra Space Storage Inc.	6,141,538	1,163,944
	Iron Mountain Inc.	13,294,309	644,641
	Gaming & Leisure Properties Inc.	10,786,938	560,813
	Life Storage Inc.	3,838,780	483,264
	CubeSmart	10,274,900	471,310
	Lamar Advertising Co. Class A	3,983,867	402,610
	Rayonier Inc.	6,668,165	251,723
	National Storage Affiliates Trust	3,974,179	217,944
	EPR Properties	3,438,679	185,035
	PotlatchDeltic Corp.	3,168,838	155,368
	Uniti Group Inc.	10,828,607	107,961
	Four Corners Property Trust Inc.	3,686,411	107,754
	Outfront Media Inc.	5,701,780	105,255
	Gladstone Land Corp.	1,489,480	40,380
	Safehold Inc.	778,981	33,216
			25,353,908
Total Equity Real Estate Investment Trusts (REITs) (Cost $61,679,101)			72,988,018
Real Estate Management & Development (4.2%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,485,517	62,422
	RMR Group Inc. Class A	710,180	20,531
			82,953
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,896,475	134,441
*	Forestar Group Inc.	908,355	12,572
			147,013
Real Estate Operating Companies (0.4%)
*	DigitalBridge Group Inc.	26,096,211	143,007
	Kennedy-Wilson Holdings Inc.	5,691,636	117,589
*,1	WeWork Inc.	8,090,688	38,593
		Shares	Market Value• ($000)
*	FRP Holdings Inc.	281,101	16,585
*,1	Seritage Growth Properties Class A	1,208,337	14,524
			330,298
Real Estate Services (3.5%)
*	CBRE Group Inc. Class A	15,350,876	1,314,342
*	Jones Lang LaSalle Inc.	2,288,175	436,286
*	Zillow Group Inc. Class C	7,545,311	263,180
*	Cushman & Wakefield plc	6,662,632	111,932
	Newmark Group Inc. Class A	8,772,362	100,005
*	Zillow Group Inc. Class A	2,828,387	98,994
*,1	Opendoor Technologies Inc.	18,585,684	91,256
*	Anywhere Real Estate Inc.	5,348,291	53,109
	Marcus & Millichap Inc.	1,184,121	48,454
[1]	eXp World Holdings Inc.	3,074,010	45,680
*,1	Compass Inc. Class A	10,313,029	39,396
*	Redfin Corp.	4,032,926	35,086
	RE/MAX Holdings Inc. Class A	861,455	21,829
	Douglas Elliman Inc.	3,211,035	19,266
*,1	Offerpad Solutions Inc.	2,638,342	5,567
*,1	Doma Holdings Inc.	4,472,970	3,319
			2,687,701
Total Real Estate Management & Development (Cost $4,119,341)			3,247,965

6

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6,7] Vanguard Market Liquidity Fund, 1.903% (Cost $482,230)	4,824,316	482,239
Total Investments (100.0%) (Cost $66,280,672)		76,718,222
Other Assets and Liabilities—Net (0.0%)		(9,314)
Net Assets (100%)		76,708,908
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $84,190,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $88,289,000 was received for securities on loan, of which $84,183,000 is held in Vanguard Market Liquidity Fund and $4,106,000 is held in cash.
REIT—Real Estate Investment Trust.
7

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Homes 4 Rent Class A	8/31/22	BANA	37,212	(1.809)	2,511	—
Digital Realty Trust Inc.	1/31/23	GSI	30,245	(2.153)	2,853	—
Digital Realty Trust Inc.	8/31/22	BANA	48,687	(1.797)	915	—
Equity Residential	8/31/22	BANA	14,444	(1.836)	1,339	—
Equity Residential	8/31/22	BANA	28,888	(1.813)	2,678	—
Redfin Corp.	1/31/23	GSI	3,059	(2.144)	—	(15)
Seritage Growth Properties Class A	1/31/23	GSI	4,312	(2.129)	446	—
Simon Property Group Inc.	1/31/23	GSI	38,544	(2.165)	4,894	—
VICI Properties Inc.	8/31/22	BANA	160,866	(2.234)	25,436	—
Welltower Inc.	8/31/22	BANA	61,764	(1.804)	2,910	—
					43,982	(15)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $17,357,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $58,590,407)	67,257,782
Affiliated Issuers (Cost $482,230)	482,239
Vanguard Real Estate II Index Fund (Cost $7,208,035)	8,978,201
Total Investments in Securities	76,718,222
Investment in Vanguard	2,409
Cash	4,106
Receivables for Investment Securities Sold	20,197
Receivables for Accrued Income	128,280
Receivables for Capital Shares Issued	18,678
Unrealized Appreciation—Over-the-Counter Swap Contracts	43,982
Total Assets	76,935,874
Liabilities
Due to Custodian	9,652
Payables for Investment Securities Purchased	102,763
Collateral for Securities on Loan	88,289
Payables for Capital Shares Redeemed	22,634
Payables to Vanguard	3,613
Unrealized Depreciation—Over-the-Counter Swap Contracts	15
Total Liabilities	226,966
Net Assets	76,708,908
1 Includes $84,190 of securities on loan.
9

Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At July 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	66,875,970
Total Distributable Earnings (Loss)	9,832,938
Net Assets	76,708,908

Investor Shares—Net Assets
Applicable to 4,475,070 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	147,117
Net Asset Value Per Share—Investor Shares	$32.87

ETF Shares—Net Assets
Applicable to 413,914,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,954,284
Net Asset Value Per Share—ETF Shares	$98.94

Admiral Shares—Net Assets
Applicable to 170,284,766 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,878,936
Net Asset Value Per Share—Admiral Shares	$140.23

Institutional Shares—Net Assets
Applicable to 540,393,314 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,728,571
Net Asset Value Per Share—Institutional Shares	$21.70
See accompanying Notes, which are an integral part of the Financial Statements.
10

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	1,063,139
Dividends—Affiliated Issuers	30,576
Dividends—Vanguard Real Estate II Index Fund	117,477
Interest—Affiliated Issuers	645
Securities Lending—Net	660
Total Income	1,212,497
Expenses
The Vanguard Group—Note B
Investment Advisory Services	887
Management and Administrative—Investor Shares	213
Management and Administrative—ETF Shares	22,748
Management and Administrative—Admiral Shares	12,902
Management and Administrative—Institutional Shares	5,143
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	722
Marketing and Distribution—Admiral Shares	459
Marketing and Distribution—Institutional Shares	186
Custodian Fees	98
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	675
Shareholders’ Reports—Admiral Shares	173
Shareholders’ Reports—Institutional Shares	64
Trustees’ Fees and Expenses	20
Other Expenses	6
Total Expenses	44,303
Expenses Paid Indirectly	(23)
Net Expenses	44,280
Net Investment Income	1,168,217
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	45,697
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	1,688,874
Investment Securities Sold—Affiliated Issuers[2]	21,399
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	(39,546)
Realized Net Gain (Loss)	1,716,424
11

Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended July 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(7,655,293)
Investment Securities—Affiliated Issuers	204,832
Investment Securities—Vanguard Real Estate II Index Fund	(683,638)
Swap Contracts	43,967
Change in Unrealized Appreciation (Depreciation)	(8,090,132)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,205,491)
1	Includes $1,805,234,000 of net gain (loss) resulting from in-kind redemptions.
2	Includes $32,314,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,168,217	1,487,532
Realized Net Gain (Loss)	1,716,424	2,507,302
Change in Unrealized Appreciation (Depreciation)	(8,090,132)	14,077,791
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,205,491)	18,072,625
Distributions
Investor Shares	(1,879)	(3,637)
ETF Shares	(490,481)	(811,715)
Admiral Shares	(276,428)	(463,925)
Institutional Shares	(135,640)	(220,900)
Return of Capital
Investor Shares	—	(1,874)
ETF Shares	—	(418,428)
Admiral Shares	—	(239,147)
Institutional Shares	—	(113,871)
Total Distributions	(904,428)	(2,273,497)
Capital Share Transactions
Investor Shares	(33,562)	(35,113)
ETF Shares	(2,289,715)	6,252,486
Admiral Shares	(70,519)	1,052,588
Institutional Shares	490,722	221,639
Net Increase (Decrease) from Capital Share Transactions	(1,903,074)	7,491,600
Total Increase (Decrease)	(8,012,993)	23,290,728
Net Assets
Beginning of Period	84,721,901	61,431,173
End of Period	76,708,908	84,721,901
See accompanying Notes, which are an integral part of the Financial Statements.
13

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$35.37	$28.23	$31.21	$27.69	$26.40	$27.38
Investment Operations
Net Investment Income[1]	.459	.602	.586	.719	.787	.761
Net Realized and Unrealized Gain (Loss) on Investments	(2.600)	7.475	(2.498)	3.801	1.639	(.614)
Total from Investment Operations	(2.141)	8.077	(1.912)	4.520	2.426	.147
Distributions
Dividends from Net Investment Income	(.359)	(.620)	(.624)	(.752)	(.851)	(.788)
Distributions from Realized Capital Gains	—	—	—	—	—	(.011)
Return of Capital	—	(.317)	(.444)	(.248)	(.285)	(.328)
Total Distributions	(.359)	(.937)	(1.068)	(1.000)	(1.136)	(1.127)
Net Asset Value, End of Period	$32.87	$35.37	$28.23	$31.21	$27.69	$26.40
Total Return[2]	-6.03%	28.73%	-5.88%	16.59%	9.53%	0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147	$196	$188	$243	$1,871	$2,143
Ratio of Total Expenses to Average Net Assets	0.25% [3]	0.26%	0.26%	0.26%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.58%	1.77%	2.18%	2.48%	3.02%	2.87%
Portfolio Turnover Rate[4]	4%	7%	8%	6%	24%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$106.44	$84.96	$93.93	$83.36	$79.47	$82.43
Investment Operations
Net Investment Income[1]	1.470	1.960	1.889	2.335	2.487	2.499
Net Realized and Unrealized Gain (Loss) on Investments	(7.824)	22.486	(7.525)	11.379	4.934	(1.945)
Total from Investment Operations	(6.354)	24.446	(5.636)	13.714	7.421	.554
Distributions
Dividends from Net Investment Income	(1.146)	(1.943)	(1.947)	(2.364)	(2.646)	(2.458)
Distributions from Realized Capital Gains	—	—	—	—	—	(.034)
Return of Capital	—	(1.023)	(1.387)	(.780)	(.885)	(1.022)
Total Distributions	(1.146)	(2.966)	(3.334)	(3.144)	(3.531)	(3.514)
Net Asset Value, End of Period	$98.94	$106.44	$84.96	$93.93	$83.36	$79.47
Total Return	-5.95%	28.88%	-5.80%	16.70%	9.70%	0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,954	$46,673	$32,064	$37,682	$30,857	$32,377
Ratio of Total Expenses to Average Net Assets	0.12% [2]	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.76%	1.90%	2.33%	2.60%	3.15%	3.01%
Portfolio Turnover Rate[3]	4%	7%	8%	6%	24%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$150.85	$120.40	$133.12	$118.14	$112.63	$116.83
Investment Operations
Net Investment Income[1]	2.096	2.761	2.677	3.315	3.507	3.538
Net Realized and Unrealized Gain (Loss) on Investments	(11.091)	31.890	(10.672)	16.121	7.008	(2.761)
Total from Investment Operations	(8.995)	34.651	(7.995)	19.436	10.515	.777
Distributions
Dividends from Net Investment Income	(1.625)	(2.770)	(2.759)	(3.350)	(3.751)	(3.483)
Distributions from Realized Capital Gains	—	—	—	—	—	(.048)
Return of Capital	—	(1.431)	(1.966)	(1.106)	(1.254)	(1.447)
Total Distributions	(1.625)	(4.201)	(4.725)	(4.456)	(5.005)	(4.978)
Net Asset Value, End of Period	$140.23	$150.85	$120.40	$133.12	$118.14	$112.63
Total Return[2]	-5.94%	28.91%	-5.74%	16.73%	9.69%	0.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,879	$25,764	$19,702	$23,274	$18,223	$17,757
Ratio of Total Expenses to Average Net Assets	0.12% [3]	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.78%	1.90%	2.33%	2.60%	3.16%	3.01%
Portfolio Turnover Rate[4]	4%	7%	8%	6%	24%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.35	$18.64	$20.60	$18.28	$17.43	$18.08
Investment Operations
Net Investment Income[1]	.328	.432	.421	.518	.543	.568
Net Realized and Unrealized Gain (Loss) on Investments	(1.724)	4.933	(1.646)	2.496	1.085	(.444)
Total from Investment Operations	(1.396)	5.365	(1.225)	3.014	1.628	.124
Distributions
Dividends from Net Investment Income	(.254)	(.432)	(.429)	(.522)	(.583)	(.542)
Distributions from Realized Capital Gains	—	—	—	—	—	(.007)
Return of Capital	—	(.223)	(.306)	(.172)	(.195)	(.225)
Total Distributions	(.254)	(.655)	(.735)	(.694)	(.778)	(.774)
Net Asset Value, End of Period	$21.70	$23.35	$18.64	$20.60	$18.28	$17.43
Total Return	-5.95%	28.91%	-5.68%	16.77%	9.70%	0.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,729	$12,089	$9,478	$10,027	$8,206	$8,176
Ratio of Total Expenses to Average Net Assets	0.10% [2]	0.10%	0.10%	0.10%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.81%	1.92%	2.37%	2.63%	3.18%	3.03%
Portfolio Turnover Rate[3]	4%	7%	8%	6%	24%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about the Real Estate II Index Fund, refer to the accompanying financial statements.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their
18

Real Estate Index Fund
performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings.
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Real Estate Index Fund
While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
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Real Estate Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,409,000, representing less than 0.01% of the fund’s net assets and 0.96% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $23,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Real Estate Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	76,235,969	—	14	76,235,983
Temporary Cash Investments	482,239	—	—	482,239
Total	76,718,208	—	14	76,718,222

Derivative Financial Instruments
Assets
Swap Contracts	—	43,982	—	43,982
Liabilities
Swap Contracts	—	15	—	15
E.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	66,532,469
Gross Unrealized Appreciation	16,444,842
Gross Unrealized Depreciation	(6,215,122)
Net Unrealized Appreciation (Depreciation)	10,229,720
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $2,552,105,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2022, the fund purchased $6,666,599,000 of investment securities and sold $8,517,790,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,716,008,000 and $5,022,320,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $11,282,000 and sales were $2,771,000, resulting in net realized loss of $235,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Real Estate Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,183	239	40,853	1,192
Issued in Lieu of Cash Distributions	1,879	58	5,511	161
Redeemed	(43,624)	(1,361)	(81,477)	(2,463)
Net Increase (Decrease)—Investor Shares	(33,562)	(1,064)	(35,113)	(1,110)
ETF Shares
Issued	2,739,304	26,810	12,323,320	119,786
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,029,019)	(51,400)	(6,070,834)	(58,700)
Net Increase (Decrease)—ETF Shares	(2,289,715)	(24,590)	6,252,486	61,086
Admiral Shares
Issued	1,491,343	10,427	4,265,102	29,377
Issued in Lieu of Cash Distributions	242,660	1,768	616,726	4,188
Redeemed	(1,804,522)	(12,701)	(3,829,240)	(26,405)
Net Increase (Decrease)—Admiral Shares	(70,519)	(506)	1,052,588	7,160
Institutional Shares
Issued	1,257,128	57,103	2,230,405	98,845
Issued in Lieu of Cash Distributions	125,971	5,933	311,998	13,695
Redeemed	(892,377)	(40,438)	(2,320,764)	(103,325)
Net Increase (Decrease)—Institutional Shares	490,722	22,598	221,639	9,215
23

Real Estate Index Fund
H.Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Easterly Government Properties Inc.	90,343	5,544	16,623	(251)	(2,921)	2,164	—	NA [2]
Equity Commonwealth	NA [3]	10,687	27,803	(1,498)	12,511	—	—	NA [2]
Hudson Pacific Properties Inc.	NA [3]	11,338	17,834	(4,079)	(57,207)	3,572	—	NA [2]
Vanguard Market Liquidity Fund	147,613	NA [4]	NA [4]	(50)	(14)	645	—	482,239
Vanguard Real Estate II Index Fund	9,542,041	117,477	—	—	(683,638)	117,477	—	8,978,201
VICI Properties Inc.	NA [3,5]	488,161	282,110	27,277	252,463	24,840	—	NA [2]
Total	9,779,997	633,207	344,370	21,399	(478,806)	148,698	—	9,460,440
1	Does not include adjustments related to return of capital.
2	Not applicable—at July 31, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—at January 31, 2022, the issuer was not an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
5	Not applicable—in April 2022, VICI Properties Inc. acquired MGM Growth Properties LLC.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
24

Real Estate II Index Fund
Fund Allocation
As of July 31, 2022
Diversified Real Estate Activities	0.1%
Diversified REITs	2.7
Health Care REITs	8.1
Hotel & Resort REITs	2.5
Industrial REITs	11.6
Office REITs	5.9
Real Estate Development	0.2
Real Estate Operating Companies	0.5
Real Estate Services	4.0
Residential REITs	15.2
Retail REITs	11.3
Specialized REITs	37.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
25

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.0%)
Diversified REITs (2.7%)
WP Carey Inc.	1,158,931	103,493
STORE Capital Corp.	1,498,233	43,479
Broadstone Net Lease Inc.	993,672	22,527
Essential Properties Realty Trust Inc.	763,637	18,419
Global Net Lease Inc.	631,098	9,523
American Assets Trust Inc.	312,892	9,459
Alexander & Baldwin Inc.	440,954	8,779
Empire State Realty Trust Inc. Class A	874,766	7,462
iStar Inc.	420,079	7,019
Armada Hoffler Properties Inc.	409,794	5,811
Gladstone Commercial Corp.	229,328	4,804
One Liberty Properties Inc.	101,863	2,827
		243,602
Health Care REITs (8.1%)
Welltower Inc.	2,719,606	234,811
Ventas Inc.	2,429,055	130,635
Healthpeak Properties Inc.	3,279,150	90,603
Medical Properties Trust Inc.	3,628,739	62,559
Healthcare Realty Trust Inc. Class A	2,314,798	60,763
Omega Healthcare Investors Inc.	1,453,889	45,071
Physicians Realty Trust	1,367,537	24,301
Sabra Health Care REIT Inc.	1,403,911	21,606
National Health Investors Inc.	278,772	18,076
CareTrust REIT Inc.	590,124	12,186
LTC Properties Inc.	240,295	10,068
Community Healthcare Trust Inc.	144,816	5,641
Global Medical REIT Inc.	371,042	4,519
		Shares	Market Value• ($000)
	Universal Health Realty Income Trust	79,609	4,291
	Diversified Healthcare Trust	1,449,979	2,508
			727,638
Hotel & Resort REITs (2.5%)
	Host Hotels & Resorts Inc.	4,342,314	77,337
*	Ryman Hospitality Properties Inc.	318,097	28,164
	Apple Hospitality REIT Inc.	1,318,391	21,991
	Park Hotels & Resorts Inc.	1,037,833	16,180
	Pebblebrook Hotel Trust	799,484	15,638
*	Sunstone Hotel Investors Inc.	1,333,564	15,109
	RLJ Lodging Trust	1,012,853	12,650
*	DiamondRock Hospitality Co.	1,281,877	11,896
*	Xenia Hotels & Resorts Inc.	694,712	11,407
	Service Properties Trust	1,004,752	6,571
*	Summit Hotel Properties Inc.	647,605	5,084
*	Chatham Lodging Trust	280,859	3,415
			225,442
Industrial REITs (11.6%)
	Prologis Inc.	4,499,479	596,451
	Duke Realty Corp.	2,327,380	145,601
	Rexford Industrial Realty Inc.	976,154	63,850
	Americold Realty Trust Inc.	1,381,262	45,236
	EastGroup Properties Inc.	250,819	42,775
	First Industrial Realty Trust Inc.	801,263	41,625
	STAG Industrial Inc.	1,082,003	35,468
	Terreno Realty Corp.	459,057	28,760
	LXP Industrial Trust	1,736,639	19,051
	Innovative Industrial Properties Inc.	155,821	15,023
	Plymouth Industrial REIT Inc.	222,529	4,286
	Industrial Logistics Properties Trust	398,082	3,993
			1,042,119
26

Real Estate II Index Fund
		Shares	Market Value• ($000)
Office REITs (5.9%)
	Alexandria Real Estate Equities Inc.	923,884	153,161
	Boston Properties Inc.	905,004	82,500
	Kilroy Realty Corp.	638,690	34,604
	Vornado Realty Trust	990,820	30,111
	Cousins Properties Inc.	903,950	27,887
	Douglas Emmett Inc.	1,068,361	25,256
	Highwoods Properties Inc.	637,664	22,682
	SL Green Realty Corp.	393,738	19,549
*	Equity Commonwealth	687,473	19,284
	Corporate Office Properties Trust	682,859	19,222
	JBG SMITH Properties	697,898	17,755
	Hudson Pacific Properties Inc.	919,272	13,826
	Piedmont Office Realty Trust Inc. Class A	749,588	10,314
	Easterly Government Properties Inc. Class A	497,600	10,086
	Brandywine Realty Trust	1,040,730	9,731
	Paramount Group Inc.	1,066,693	8,374
*	Veris Residential Inc.	470,485	6,563
	Office Properties Income Trust	294,714	6,124
	Orion Office REIT Inc.	343,992	3,763
	City Office REIT Inc.	264,882	3,735
	Franklin Street Properties Corp.	633,398	2,401
			526,928
Residential REITs (15.2%)
	AvalonBay Communities Inc.	849,741	181,794
	Equity Residential	2,171,420	170,218
	Invitation Homes Inc.	3,694,748	144,206
	Mid-America Apartment Communities Inc.	701,313	130,255
	Sun Communities Inc.	705,091	115,607
	Essex Property Trust Inc.	396,917	113,729
	UDR Inc.	1,935,170	93,662
	Camden Property Trust	597,449	84,300
	Equity LifeStyle Properties Inc.	1,074,046	78,964
	American Homes 4 Rent Class A	1,902,291	72,059
	American Campus Communities Inc.	855,959	55,911
	Apartment Income REIT Corp. Class A	954,478	43,276
	Independence Realty Trust Inc.	1,343,606	29,828
	Washington REIT	531,381	11,781
	NexPoint Residential Trust Inc.	139,744	9,298
	Centerspace	91,356	7,846
*	Apartment Investment & Management Co. Class A	926,197	7,706
		Shares	Market Value• ($000)
	UMH Properties Inc.	300,645	6,407
	Bluerock Residential Growth REIT Inc. Class A	177,745	4,669
			1,361,516
Retail REITs (11.2%)
	Realty Income Corp.	3,595,410	266,024
	Simon Property Group Inc.	1,997,923	217,054
	Kimco Realty Corp.	3,749,466	82,901
	Regency Centers Corp.	937,819	60,424
	National Retail Properties Inc.	1,067,872	50,841
	Federal Realty OP LP	430,218	45,435
	Brixmor Property Group Inc.	1,810,950	41,978
	Agree Realty Corp.	433,430	34,497
	Spirit Realty Capital Inc.	776,693	34,439
	Kite Realty Group Trust	1,331,222	26,478
[1]	Phillips Edison & Co. Inc.	689,529	23,472
	SITE Centers Corp.	1,155,888	16,887
	Macerich Co.	1,295,245	13,743
	Retail Opportunity Investments Corp.	746,485	13,034
	InvenTrust Properties Corp.	409,468	11,739
	Urban Edge Properties	714,031	11,732
	Tanger Factory Outlet Centers Inc.	633,048	10,300
	Acadia Realty Trust	543,264	9,306
	Getty Realty Corp.	241,693	7,091
	Necessity Retail REIT Inc. Class A	789,954	6,154
	RPT Realty	514,604	5,594
	NETSTREIT Corp.	269,457	5,524
	Saul Centers Inc.	86,333	4,513
	Alexander's Inc.	13,988	3,406
	Urstadt Biddle Properties Inc. Class A	183,284	3,372
[1]	CBL & Associates Properties Inc.	77,067	2,373
*,2	Spirit MTA REIT	257,871	—
			1,008,311
Specialized REITs (37.8%)
	American Tower Corp.	2,771,941	750,725
	Crown Castle International Corp.	2,628,026	474,779
	Equinix Inc.	551,619	388,196
	Public Storage	958,397	312,830
	Digital Realty Trust Inc.	1,729,681	229,096
	SBA Communications Corp.	661,432	222,102
	VICI Properties Inc.	5,852,569	200,099
	Weyerhaeuser Co.	4,537,971	164,819
	Extra Space Storage Inc.	814,116	154,291
	Iron Mountain Inc.	1,762,257	85,452
	Gaming & Leisure Properties Inc.	1,429,876	74,339
	Life Storage Inc.	508,870	64,062

27

Real Estate II Index Fund
		Shares	Market Value• ($000)
	CubeSmart	1,362,038	62,477
	Lamar Advertising Co. Class A	528,094	53,369
	Rayonier Inc.	883,921	33,368
	National Storage Affiliates Trust	526,821	28,891
	EPR Properties	455,790	24,526
	PotlatchDeltic Corp.	420,033	20,594
	Uniti Group Inc.	1,435,498	14,312
	Four Corners Property Trust Inc.	488,552	14,281
	Outfront Media Inc.	755,826	13,953
	Gladstone Land Corp.	198,008	5,368
	Safehold Inc.	103,439	4,411
			3,396,340
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,717,716)			8,531,896
Real Estate Management & Development (4.8%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	196,789	8,269
	RMR Group Inc. Class A	94,242	2,724
			10,993
Real Estate Development (0.2%)
*	Howard Hughes Corp.	251,409	17,822
*	Forestar Group Inc.	120,847	1,673
			19,495
Real Estate Operating Companies (0.5%)
*	DigitalBridge Group Inc.	3,459,676	18,959
	Kennedy-Wilson Holdings Inc.	754,484	15,588
*,1	WeWork Inc.	1,071,100	5,109
*	Seritage Growth Properties Class A	213,098	2,561
*	FRP Holdings Inc.	37,335	2,203
			44,420
Real Estate Services (4.0%)
*	CBRE Group Inc. Class A	2,034,952	174,233
*	Jones Lang LaSalle Inc.	303,333	57,837
*	Zillow Group Inc. Class C	996,489	34,758
*	Cushman & Wakefield plc	883,283	14,839
		Shares	Market Value• ($000)
	Newmark Group Inc. Class A	1,162,909	13,257
*	Zillow Group Inc. Class A	378,600	13,251
*	Opendoor Technologies Inc.	2,463,977	12,098
*	Anywhere Real Estate Inc.	709,473	7,045
	Marcus & Millichap Inc.	156,652	6,410
[1]	eXp World Holdings Inc.	406,749	6,044
*	Compass Inc. Class A	1,366,823	5,221
*	Redfin Corp.	581,335	5,058
	RE/MAX Holdings Inc. Class A	114,441	2,900
	Douglas Elliman Inc.	424,547	2,547
*,1	Offerpad Solutions Inc.	348,555	735
*,1	Doma Holdings Inc.	581,481	432
			356,665
Total Real Estate Management & Development (Cost $511,284)			431,573
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 1.903% (Cost $26,840)	268,507	26,840
Total Investments (100.1%) (Cost $7,255,840)			8,990,309
Other Assets and Liabilities—Net (-0.1%)			(12,108)
Net Assets (100%)			8,978,201
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,847,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $14,336,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

28

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust Inc.	1/31/23	GSI	7,788	(2.093)	396	—
Park Hotels & Resorts Inc.	1/31/23	GSI	5,544	(2.110)	690	—
					1,086	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,092,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,229,000)	8,963,469
Affiliated Issuers (Cost $26,840)	26,840
Total Investments in Securities	8,990,309
Investment in Vanguard	316
Receivables for Investment Securities Sold	1,218
Receivables for Accrued Income	16,915
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,086
Total Assets	9,009,844
Liabilities
Due to Custodian	1,218
Payables for Investment Securities Purchased	15,788
Collateral for Securities on Loan	14,336
Payables to Vanguard	301
Total Liabilities	31,643
Net Assets	8,978,201
1 Includes $13,847 of securities on loan.
At July 31, 2022, net assets consisted of:

Paid-in Capital	7,206,235
Total Distributable Earnings (Loss)	1,771,966
Net Assets	8,978,201

Net Assets
Applicable to 376,527,417 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,978,201
Net Asset Value Per Share	$23.84
See accompanying Notes, which are an integral part of the Financial Statements.
30

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends	142,749
Interest [1]	17
Securities Lending—Net	70
Total Income	142,836
Expenses
The Vanguard Group—Note B
Investment Advisory Services	618
Management and Administrative	2,872
Marketing and Distribution	79
Custodian Fees	13
Shareholders’ Reports	—
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	3,590
Expenses Paid Indirectly	(1)
Net Expenses	3,589
Net Investment Income	139,247
Realized Net Gain (Loss)
Capital Gain Distributions Received	5,521
Investment Securities Sold[1]	14,480
Swap Contracts	(1,523)
Realized Net Gain (Loss)	18,478
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(722,651)
Swap Contracts	1,086
Change in Unrealized Appreciation (Depreciation)	(721,565)
Net Increase (Decrease) in Net Assets Resulting from Operations	(563,840)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, ($6,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
31

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,247	176,897
Realized Net Gain (Loss)	18,478	53,384
Change in Unrealized Appreciation (Depreciation)	(721,565)	1,912,230
Net Increase (Decrease) in Net Assets Resulting from Operations	(563,840)	2,142,511
Distributions
Net Investment Income and/or Realized Capital Gains	(117,477)	(186,333)
Return of Capital	—	(76,790)
Total Distributions	(117,477)	(263,123)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	117,477	263,123
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	117,477	263,123
Total Increase (Decrease)	(563,840)	2,142,511
Net Assets
Beginning of Period	9,542,041	7,399,530
End of Period	8,978,201	9,542,041
See accompanying Notes, which are an integral part of the Financial Statements.
32

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022		Year Ended January 31,			September 26, 2017[1] to January 31, 2018
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.69	$20.50	$22.64	$20.10	$19.17	$20.00
Investment Operations
Net Investment Income[2]	.373	.484	.471	.571	.611	.268
Net Realized and Unrealized Gain (Loss) on Investments	(1.908)	5.427	(1.808)	2.752	1.176	(.834)
Total from Investment Operations	(1.535)	5.911	(1.337)	3.323	1.787	(.566)
Distributions
Dividends from Net Investment Income	(.315)	(.477)	(.465)	(.590)	(.626)	(.225)
Distributions from Realized Capital Gains	—	(.034)	—	—	—	(.030)
Return of Capital	—	(.210)	(.338)	(.193)	(.231)	(.009)
Total Distributions	(.315)	(.721)	(.803)	(.783)	(.857)	(.264)
Net Asset Value, End of Period	$23.84	$25.69	$20.50	$22.64	$20.10	$19.17
Total Return	-5.93%	28.96%	-5.70%	16.78%	9.68%	-2.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,978	$9,542	$7,400	$7,848	$6,719	$6,126
Ratio of Total Expenses to Average Net Assets	0.08% [3]	0.08%	0.08%	0.08%	0.08%	0.08% [4]
Ratio of Net Investment Income to Average Net Assets	2.90%	1.95%	2.41%	2.63%	3.22%	3.84% [4]
Portfolio Turnover Rate	3%	6%	4%	3%	23%	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2022, the Real Estate Index Fund was the record and beneficial owner of 100% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting
34

Real Estate II Index Fund
arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities
35

Real Estate II Index Fund
lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
36

Real Estate II Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $316,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,963,469	—	—	8,963,469
Temporary Cash Investments	26,840	—	—	26,840
Total	8,990,309	—	—	8,990,309

Derivative Financial Instruments
Assets
Swap Contracts	—	1,086	—	1,086
E.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,288,336
Gross Unrealized Appreciation	2,502,589
Gross Unrealized Depreciation	(799,530)
Net Unrealized Appreciation (Depreciation)	1,703,059
37

Real Estate II Index Fund
F.	During the six months ended July 31, 2022, the fund purchased $461,971,000 of investment securities and sold $306,012,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $1,390,000 and sales were $140,000, resulting in net realized loss of $19,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	Shares (000)	Shares (000)
Issued	—	—
Issued in Lieu of Cash Distributions	5,076	10,506
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	5,076	10,506
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
38

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed their respective fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about the respective fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; they each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.
Investment performance
The board of the Real Estate Index Fund considered the short- and long-term performance of that fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since inception performance of that fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.
39

Cost
Each board concluded that the respective fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew its respective advisory arrangement again after a one-year period.
40

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Real Estate Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
41

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q1232 092022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 19, 2022

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.